UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number      811-10385

Pacific Funds Series Trust (formerly called Pacific Life Funds)
(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660
(Address of principal executive offices) (Zip code)

Robin S. Yonis
Vice President and General Counsel of Pacific Funds Series Trust
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:            949-219-6767

Date of fiscal year end:    March 31

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC FUNDSSM (1)

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION
CONSERVATIVE (1)

Schedule of Investments

December 31, 2014 (Unaudited)

PACIFIC FUNDS (1)

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Floating Rate Loan Fund ‘P’	2,827,503	$27,370,228
PF Inflation Managed Fund ‘P’	3,710,956	32,248,212
PF Managed Bond Fund ‘P’	13,777,742	149,075,166
PF Short Duration Bond Fund ‘P’	5,961,112	59,313,065
PF Emerging Markets Debt Fund ‘P’	3,185,517	28,287,393
PF Comstock Fund ‘P’	867,396	14,841,141
PF Growth Fund ‘P’	355,066	6,621,978
PF Large-Cap Growth Fund ‘P’	862,638	8,919,676
PF Large-Cap Value Fund ‘P’	1,310,857	21,655,364
PF Main Street Core Fund ‘P’	305,329	4,283,771
PF Mid-Cap Equity Fund ‘P’	545,745	6,248,776
PF Mid-Cap Growth Fund ‘P’	524,096	4,386,681
PF International Large-Cap Fund ‘P’	768,233	13,428,712
PF International Value Fund ‘P’	880,997	8,008,263
PF Currency Strategies Fund ‘P’	1,301,540	12,924,290
PF Global Absolute Return Fund ‘P’	2,214,034	21,520,411
PF Precious Metals Fund ‘P’ *	879,391	4,203,489

Total Affiliated Mutual Funds (Cost $402,455,013)		423,336,616

TOTAL INVESTMENTS - 100.1% (Cost $402,455,013)		423,336,616

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(448,573)

NET ASSETS - 100.0%		$422,888,043

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Floating Rate Loan Fund ‘P’	3,553,849	$34,401,256
PF Inflation Managed Fund ‘P’	4,678,709	40,657,983
PF Managed Bond Fund ‘P’	13,045,609	141,153,493
PF Short Duration Bond Fund ‘P’	5,853,228	58,239,615
PF Emerging Markets Debt Fund ‘P’	3,031,240	26,917,414
PF Comstock Fund ‘P’	1,707,947	29,222,973
PF Growth Fund ‘P’	870,267	16,230,472
PF Large-Cap Growth Fund ‘P’	1,964,025	20,308,017
PF Large-Cap Value Fund ‘P’	2,714,439	44,842,527
PF Main Street Core Fund ‘P’	2,126,955	29,841,182
PF Mid-Cap Equity Fund ‘P’	1,510,498	17,295,207
PF Mid-Cap Growth Fund ‘P’	719,929	6,025,809
PF Small-Cap Growth Fund ‘P’	442,028	6,108,829
PF Small-Cap Value Fund ‘P’	602,351	6,023,513
PF Emerging Markets Fund ‘P’	763,537	10,483,362
PF International Large-Cap Fund ‘P’	1,268,817	22,178,929
PF International Value Fund ‘P’	1,489,272	13,537,479
PF Currency Strategies Fund ‘P’	2,380,926	23,642,592
PF Global Absolute Return Fund ‘P’	3,035,047	29,500,652
PF Precious Metals Fund ‘P’ *	503,406	2,406,280

Total Affiliated Mutual Funds (Cost $528,241,453)		579,017,584

TOTAL INVESTMENTS - 100.1% (Cost $528,241,453)		579,017,584

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(627,319)

NET ASSETS - 100.0%		$578,390,265

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$423,336,616	$423,336,616	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$579,017,584	$579,017,584	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE (1)

Schedule of Investments

December 31, 2014 (Unaudited)

PACIFIC FUNDS (1)

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Floating Rate Loan Fund ‘P’	6,680,956	$64,671,651
PF Inflation Managed Fund ‘P’	4,759,264	41,358,003
PF Managed Bond Fund ‘P’	24,502,190	265,113,690
PF Short Duration Bond Fund ‘P’	10,513,517	104,609,493
PF Emerging Markets Debt Fund ‘P’	8,561,558	76,026,634
PF Comstock Fund ‘P’	6,758,330	115,635,032
PF Growth Fund ‘P’	2,927,771	54,602,921
PF Large-Cap Growth Fund ‘P’	7,208,606	74,536,989
PF Large-Cap Value Fund ‘P’	9,179,611	151,647,178
PF Main Street Core Fund ‘P’	7,202,210	101,047,001
PF Mid-Cap Equity Fund ‘P’	5,714,450	65,430,456
PF Mid-Cap Growth Fund ‘P’	4,115,317	34,445,199
PF Small-Cap Growth Fund ‘P’	1,908,460	26,374,911
PF Small-Cap Value Fund ‘P’	5,194,053	51,940,526
PF Real Estate Fund ‘P’	1,054,192	17,056,832
PF Emerging Markets Fund ‘P’	4,311,285	59,193,946
PF International Large-Cap Fund ‘P’	6,265,046	109,513,001
PF International Value Fund ‘P’	6,717,247	61,059,777
PF Currency Strategies Fund ‘P’	8,462,246	84,030,106
PF Global Absolute Return Fund ‘P’	6,914,190	67,205,929
PF Precious Metals Fund ‘P’ *	2,916,433	13,940,551

Total Affiliated Mutual Funds (Cost $1,440,543,521)		1,639,439,826

TOTAL INVESTMENTS - 100.1% (Cost $1,440,543,521)		1,639,439,826

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,185,750)

NET ASSETS - 100.0%		$1,638,254,076

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Inflation Managed Fund ‘P’	1,841,532	$16,002,914
PF Managed Bond Fund ‘P’	8,449,165	91,419,966
PF Short Duration Bond Fund ‘P’	2,240,110	22,289,098
PF Emerging Markets Debt Fund ‘P’	2,343,214	20,807,743
PF Comstock Fund ‘P’	4,983,646	85,270,186
PF Growth Fund ‘P’	2,529,120	47,168,094
PF Large-Cap Growth Fund ‘P’	6,710,327	69,384,785
PF Large-Cap Value Fund ‘P’	6,328,091	104,540,069
PF Main Street Core Fund ‘P’	6,601,764	92,622,745
PF Mid-Cap Equity Fund ‘P’	7,806,781	89,387,644
PF Mid-Cap Growth Fund ‘P’	3,546,063	29,680,548
PF Small-Cap Growth Fund ‘P’	2,632,827	36,385,667
PF Small-Cap Value Fund ‘P’	6,320,928	63,209,276
PF Real Estate Fund ‘P’	1,487,662	24,070,373
PF Emerging Markets Fund ‘P’	4,470,077	61,374,153
PF International Large-Cap Fund ‘P’	5,567,913	97,327,120
PF International Value Fund ‘P’	6,972,984	63,384,427
PF Currency Strategies Fund ‘P’	5,833,454	57,926,196
PF Global Absolute Return Fund ‘P’	4,771,234	46,376,395
PF Precious Metals Fund ‘P’ *	3,079,410	14,719,578

Total Affiliated Mutual Funds (Cost $960,083,591)		1,133,346,977

TOTAL INVESTMENTS - 100.1% (Cost $960,083,591)		1,133,346,977

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(649,481)

NET ASSETS - 100.0%		$1,132,697,496

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,639,439,826	$1,639,439,826	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,133,346,977	$1,133,346,977	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH (1)

Schedule of Investments

December 31, 2014 (Unaudited)

PACIFIC FUNDS (1)

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Managed Bond Fund ‘P’	939,315	$10,163,385
PF Emerging Markets Debt Fund ‘P’	509,999	4,528,793
PF Comstock Fund ‘P’	1,447,998	24,775,244
PF Growth Fund ‘P’	722,992	13,483,801
PF Large-Cap Growth Fund ‘P’	1,992,786	20,605,410
PF Large-Cap Value Fund ‘P’	1,831,902	30,263,023
PF Main Street Core Fund ‘P’	2,141,038	30,038,766
PF Mid-Cap Equity Fund ‘P’	2,406,558	27,555,092
PF Mid-Cap Growth Fund ‘P’	1,428,071	11,952,958
PF Small-Cap Growth Fund ‘P’	1,003,760	13,871,963
PF Small-Cap Value Fund ‘P’	2,428,940	24,289,399
PF Real Estate Fund ‘P’	650,356	10,522,762
PF Emerging Markets Fund ‘P’	1,527,586	20,973,761
PF International Large-Cap Fund ‘P’	1,621,921	28,351,186
PF International Value Fund ‘P’	2,212,642	20,112,920
PF Currency Strategies Fund ‘P’	1,676,105	16,643,726
PF Global Absolute Return Fund ‘P’	1,384,208	13,454,506
PF Precious Metals Fund ‘P’ *	1,586,853	7,585,158

Total Affiliated Mutual Funds (Cost $261,940,941)		329,171,853

TOTAL INVESTMENTS - 100.1% (Cost $261,940,941)		329,171,853

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(288,084)

NET ASSETS - 100.0%		$328,883,769

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

PF Inflation Managed Fund ‘P’	31,562	$274,270
Pacific FundsSM Floating Rate Income ‘P’	68,497	689,076
PF Emerging Markets Debt Fund ‘P’	73,253	650,487
PF Real Estate Fund ‘P’	18,600	300,947
PF Emerging Markets Fund ‘P’	35,115	482,129
PF Currency Strategies Fund ‘P’	136,812	1,358,545
PF Global Absolute Return Fund ‘P’	149,469	1,452,835
PF Precious Metals Fund ‘P’ *	33,505	160,153

Total Affiliated Mutual Funds (Cost $5,531,568)		5,368,442

TOTAL INVESTMENTS - 99.9% (Cost $5,531,568)		5,368,442

OTHER ASSETS & LIABILITIES, NET - 0.1%		4,716

NET ASSETS - 100.0%		$5,373,158

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$329,171,853	$329,171,853	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$5,368,442	$5,368,442	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF FLOATING RATE LOAN FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 73.4%

Consumer Discretionary - 19.8%

99¢ Only Stores Tranche B-2 4.500% due 01/11/19 §	$992,353	$984,909
Affinia Group Inc Tranche B-2 4.750% due 04/27/20 §	498,999	495,101
Amaya Holdings BV (Netherlands) due 07/28/21 µ	400,000	397,700
Term B (1st Lien)
5.000% due 08/01/21 §	573,563	570,265
AMC Entertainment Inc 3.500% due 04/30/20 §	245,625	242,759
Answers Corp 6.250% due 10/01/21 §	150,000	144,000
Ascend Learning LLC 6.003% due 07/17/19 §	173,688	172,819
Asurion LLC due 05/28/19 µ	250,000	246,979
(2nd Lien)
8.500% due 03/03/21 §	125,000	124,688
Tranche B-1
5.000% due 05/24/19 §	630,619	622,999
Block Communications Inc Term B 5.750% due 11/07/21 §	24,938	24,875
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	522,346	514,510
Burger King Corp due 09/30/21 µ	500,000	500,223
Burlington Coat Factory Warehouse Corp Term B-3 4.250% due 08/13/21 §	74,813	74,158
Caesars Entertainment Operating Co Inc Term B-6 6.985% due 03/01/17 §	216,500	191,332
Campaign Monitor Finance Property Ltd 6.250% due 03/18/21 §	99,250	98,009
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	99,250	96,934
Cequel Communications LLC Term B 3.500% due 02/14/19 §	506,995	500,552
Chuck E. Cheese due 02/14/21 µ	300,000	293,000
Clear Channel Communications Inc
Tranche B
3.819% due 01/29/16 §	3,101	3,069
Tranche D
6.919% due 01/30/19 §	367,529	347,200
Tranche E
7.669% due 07/30/19 §	118,204	113,623
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	540,607	524,050
David’s Bridal Inc 5.250% due 10/11/19 §	71,658	67,986
Dayco Products LLC 5.250% due 12/12/19 §	199,497	198,375
Education Management LLC
Tranche C-2
5.500% due 06/01/16 § Ω	493,454	223,288
Tranche C-3
8.500% due 03/30/16 § Ω	299,064	135,327
Endemol BV 6.750% due 08/13/21 §	75,000	73,875
Entravision Communications Corp Tranche B 3.500% due 05/31/20 §	90,750	88,028
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	93,417	93,066
Fender Musical Instruments Corp 5.750% due 04/03/19 §	37,000	36,838

	Principal Amount	Value
General Nutrition Centers Inc Tranche B 3.250% due 03/02/18 §	$618,660	$598,940
Getty Images Inc 4.750% due 10/18/19 §	563,500	522,177
Go Daddy Operating Co LLC 4.750% due 05/13/21 §	560,415	557,497
Hilton Worldwide
due 09/16/20 µ	500,000	494,875
3.500% due 10/25/20 §	641,447	634,873
J Crew Group Inc 4.000% due 03/05/21 §	398,000	375,115
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	559,357	545,373
La Quinta Intermediate Holdings LLC 4.000% due 04/14/21 §	135,724	134,299
Laureate Education Inc 5.000% due 06/15/18 §	590,412	565,320
McGraw-Hill Global Education Holdings LLC Term B 5.750% due 03/22/19 §	84,080	83,804
Metaldyne LLC Term B 4.250% due 10/20/21 §	372,222	370,919
MGM Resorts International Term B 3.500% due 12/20/19 §	294,000	287,569
Michaels Stores Inc Term B 3.750% due 01/28/20 §	320,125	314,723
4.000% due 01/28/20 §	124,688	123,129
New Red Finance Inc Term B 4.500% due 09/30/21 §	925,000	925,413
OSI Restaurant Partners LLC 3.500% due 10/28/19 §	211,587	209,603
Party City Holdings Inc
due 07/27/19 µ	500,000	490,000
4.000% due 07/27/19 §	392,593	384,741
Petco Animal Supplies Inc 4.000% due 11/24/17 §	480,000	475,200
Pilot Travel Centers LLC Tranche B 4.250% due 10/01/21 §	275,000	275,859
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	88,892	87,975
ProQuest LLC 5.250% due 10/24/21 §	100,000	99,708
Scientific Games International Inc 6.000% due 10/18/20 §	470,250	464,666
Term B-2 6.000% due 10/01/21 §	125,000	123,438
Seaworld Parks & Entertainment Inc Term B-2 3.000% due 05/14/20 §	566,208	537,897
Serta Simons Holdings LLC due 10/01/19 µ	600,000	593,531
Term B
4.250% due 10/01/19 §	372,211	368,198
SRAM LLC Term B 4.012% due 04/04/20 §	195,868	189,910
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	922,919
The Men’s Wearhouse Inc Tranche B 4.500% due 06/18/21 §	199,500	198,752
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	544,510	534,149
Town Sports International LLC 4.500% due 11/15/20 §	142,285	102,801
Toys ‘R’ US Property Co I LLC 6.000% due 08/21/19 §	495,000	474,375
Travelport Finance SARL (Luxembourg) 6.000% due 09/08/20 §	175,000	175,044

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF FLOATING RATE LOAN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
TWCC Holding Corp
3.500% due 02/13/17 §	$712,010	$697,992
(2nd Lien)
7.000% due 06/26/20 §	100,000	95,500
Univision Communications Inc (1st Lien) 4.000% due 03/01/20 §	563,995	552,715
Virgin Media Investment Holdings Ltd Facility B 3.500% due 06/07/20 §	725,000	714,125
Weight Watchers International Inc Tranche B-2 4.000% due 04/02/20 §	761,438	590,590
WNA Holdings Inc 4.500% due 06/07/20 §	465,891	458,320
Zuffa LLC 3.750% due 02/25/20 §	496,205	476,357

		25,028,928

Consumer Staples - 7.0%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	445,477	443,250
Albertson’s LLC 4.750% due 03/21/19 §	124,002	123,485
Term B-2
due 06/18/21 µ	600,000	592,313
Charger OpCo BV Term B-1 3.500% due 07/23/21 §	300,000	293,250
Clearwater Seafoods Ltd Partnership Term B 4.750% due 06/26/19 §	443,250	442,419
CSM Bakery Supplies LLC (1st Lien) 5.000% due 07/03/20 §	123,438	121,278
Del Monte Foods Inc due 02/05/18 µ	900,000	866,250
due 11/11/20 µ	500,000	460,000
3.500% due 03/09/20 §	308,718	297,141
(1st Lien)
4.253% due 02/18/21 §	348,622	320,732
Dole Food Co Inc Tranche B 4.500% due 11/01/18 §	548,750	543,948
Flavors Holdings Inc Tranche B (1st Lien) 6.750% due 04/03/20 §	98,750	94,553
High Liner Foods Inc 4.250% due 04/24/21 §	99,250	98,133
NBTY Inc Term B-2 3.500% due 10/01/17 §	325,000	316,469
New Albertson’s Inc Term B 4.750% due 06/30/21 §	548,625	541,596
Pierre Foods Inc due 10/02/17 µ	500,000	497,500
Reynolds Group Holdings 4.000% due 12/01/18 §	580,100	570,932
Supervalu Inc 4.500% due 03/21/19 §	711,324	700,432
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	268,861	251,385
US Foods Inc due 03/31/19 µ	700,000	696,938
4.500% due 03/31/19 §	558,875	556,430

		8,828,434

Energy - 5.3%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 §	73,688	59,779
Arch Coal Inc 6.250% due 05/16/18 §	390,196	324,448
Bronco Midstream Funding LLC 5.000% due 08/15/20 §	206,585	195,223
Chesapeake Finance 2 Ltd Tranche B 4.250% due 09/30/20 §	49,625	48,167
CITGO Petroleum Corp due 07/21/21 µ	900,000	897,750
Term B
4.500% due 07/29/21 §	124,688	124,376

	Principal Amount	Value
Drillships Ocean Ventures Inc 5.500% due 07/25/21 §	$149,625	$121,383
Energy Transfer Equity LP 3.250% due 12/02/19 §	225,000	218,813
Fieldwood Energy LLC due 09/12/18 µ	1,000,000	950,625
3.875% due 09/28/18 §	123,500	117,402
MEG Energy Corp 3.750% due 03/31/20 §	1,058,579	1,014,118
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	250,147	248,271
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	100,000	79,083
Seadrill Operating LP 4.000% due 02/21/21 §	495,310	386,837
Sheridan Investment Partners I LLC Tranche B-2 4.250% due 10/01/19 §	241,667	211,459
Sheridan Investment Partners II LP 4.250% due 12/11/20 §	417,293	338,007
4.250% due 12/16/20 §	21,649	17,536
Term A2
4.250% due 12/11/20 §	58,048	47,019
Sheridan Production Partners I-A LP Tranche B-2 4.250% due 10/01/19 §	32,023	28,020
Sheridan Production Partners I-M LP Tranche B-2 4.250% due 10/01/19 §	19,560	17,115
Tallgrass Operations LLC 4.250% due 11/13/18 §	573,909	561,714
Tervita Corp due 05/28/18 µ	500,000	464,167
6.250% due 05/15/18 §	196,500	182,417

		6,653,729

Financials - 5.4%

Altisource Solutions SARL Term B (Luxembourg) 4.500% due 12/09/20 §	321,757	250,970
Amwins Group (1st Lien) 5.000% due 09/06/19 §	122,687	122,381
Citco Funding LLC 4.250% due 06/29/18 §	531,508	529,958
CNO Financial Group Inc Tranche B-2 3.750% due 09/28/18 §	114,962	112,376
Corporate Capital Trust Inc Term B due 05/15/19 µ	100,000	98,810
4.000% due 05/20/19 §	124,063	122,586
First Data Corp Term B (2nd Lien)
3.667% due 09/24/18 §	200,000	196,313
Term C1
3.667% due 03/24/18 §	623,620	611,928
Guggenheim Partners Investment Management Holdings LLC due 07/12/20 µ	1,100,000	1,092,438
4.250% due 07/22/20 §	173,372	172,180
Harbourvest Partners LP 3.250% due 02/04/21 §	326,595	316,389
Home Loan Servicing Solutions Ltd 4.500% due 06/26/20 §	147,750	139,808
ION Trading Technologies SARL (1st Lien) 4.250% due 06/10/21 §	154,412	152,868
LPL Holdings Inc Tranche B 3.250% due 03/29/19 §	390,053	384,650
MCS AMS Sub-Holdings LLC 7.000% due 10/15/19 §	70,781	63,349
Ocwen Loan Servicing LLC 5.000% due 02/15/18 §	644,843	607,228
PGX Holdings Inc (1st Lien) 6.250% due 09/29/20 §	74,531	74,811
RCS Capital Corp (1st Lien) 6.500% due 04/29/19 §	146,250	136,744

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF FLOATING RATE LOAN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Shield Finance Co SARL Term B 5.000% due 01/29/21 §	$99,250	$99,002
TransUnion LLC due 03/27/21 µ	700,000	691,688
4.000% due 04/09/21 §	545,875	539,393
Walker & Dunlop Inc 5.250% due 12/20/20 §	74,250	74,064
Walter Investment Management Corp Tranche B 4.750% due 12/18/20 §	279,832	253,248

		6,843,182

Health Care - 9.4%

Alere Inc Term B 4.250% due 06/30/17 §	774,007	769,492
AMAG Pharmaceuticals Inc 7.250% due 11/12/20 §	75,000	74,625
Amneal Pharmaceuticals LLC due 10/17/19 µ	75,000	74,984
Term B
5.001% due 11/01/19 §	273,290	273,233
Ardent Medical Services Inc (1st Lien) 6.750% due 03/21/18 §	638,866	640,264
Aveta Inc 0.416% due 12/30/17 §	51,376	50,862
Carecore National LLC 5.500% due 03/05/21 §	74,812	73,970
CHS/Community Health Systems Inc Term D 4.250% due 01/27/21 §	974,084	973,408
CPI Buyer LLC (1st Lien) 5.500% due 08/16/21 §	149,625	147,381
Gentiva Health Services Inc Term B 6.500% due 10/18/19 §	670,737	671,576
Iasis Healthcare LLC due 05/03/18 µ	1,000,000	992,500
Ikaria (1st Lien) 5.000% due 02/12/21 §	93,882	93,501
Impax Laboratories Inc due 12/31/20 µ	125,000	125,000
IMS Health Inc Term B 3.500% due 03/17/21 §	551,186	540,392
InVentiv Health Inc due 08/04/16 µ	700,000	697,813
Term B-4
7.750% due 05/15/18 §	263,957	263,132
JLL/Delta Dutch Newco BV 4.250% due 03/11/21 §	497,500	484,285
Kindred Healthcare Inc 4.250% due 04/09/21 §	199,000	193,528
Millennium Laboratories LLC Tranche B 5.250% due 04/16/21 §	771,125	768,475
MMM Holdings Inc 1.000% due 12/12/17 §	70,667	68,547
National Mentor Holdings Inc Tranche B 4.250% due 01/31/21 §	49,625	48,539
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	291,595	290,319
Par Pharmaceutical Cos Inc Term B-2 4.000% due 09/30/19 §	221,979	217,077
PRA Holdings Inc Tranche B-1 4.500% due 09/23/20 §	472,865	467,546
Quintiles Transnational Corp Term B-3 3.750% due 06/08/18 §	882,373	873,549
RegionalCare Hospital Part Inc due 04/19/19 µ	50,000	49,875
Siemens Audiology Systems due 12/31/21 µ	100,000	99,875
Steward Health Care System LLC 6.750% due 04/10/20 §	494,975	490,792
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	195,515	190,383

	Principal Amount	Value
Valeant Pharmaceuticals International Inc
Series C-2 Tranche B
3.500% due 12/11/19 §	$255,838	$253,759
Series D-2 Tranche B
3.500% due 02/13/19 §	425,331	421,919
Series E-1 Tranche B
3.500% due 08/05/20 §	497,623	493,994

		11,874,595

Industrials - 8.4%

Accudyne Industries LLC 4.000% due 12/13/19 §	686,530	639,188
ADS Waste Holdings Inc due 10/09/19 µ	500,000	486,459
Tranche B-2
3.750% due 10/09/19 §	218,625	212,704
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	74,063	72,581
American Builders & Contractors Supply Co Inc due 04/17/20 µ	500,000	485,625
Term B
3.500% due 04/16/20 §	620,919	603,067
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	372,009	340,389
Ceridian HCM Holding Inc 4.500% due 09/15/20 §	74,181	73,253
CPG International Inc 4.750% due 09/30/20 §	298,489	296,250
Doosan Infracore International Inc due 05/14/21 µ	1,000,000	995,000
Tranche B
4.500% due 05/28/21 §	137,712	137,023
EnergySolutions LLC 6.750% due 05/29/20 §	124,375	124,453
Floatel Delaware LLC 6.000% due 06/27/20 §	148,875	121,333
Gardner Denver Inc due 07/16/20 µ	600,000	563,906
4.250% due 07/30/20 §	197,500	185,619
Gates Global LLC 4.250% due 07/05/21 §	199,500	194,548
Generac Power Systems Inc Term B 3.250% due 05/31/20 §	184,000	178,480
Granite Acquisition Inc
Term B (1st Lien)
5.000% due 12/17/21 §	359,195	362,787
Term C (1st Lien)
5.000% due 12/17/21 §	15,805	15,963
IG Investments Holdings LLC Tranche B (1st Lien) 5.250% due 10/31/19 §	147,433	147,156
John Maneely Co 4.750% due 04/01/17 §	969,819	951,635
Merrill Communications LLC 5.750% due 03/08/18 §	22,441	22,441
Milacron LLC 4.000% due 03/28/20 §	540,416	526,906
NN Inc 6.000% due 08/27/21 §	98,571	98,510
Pelican Products Inc (1st Lien) 5.250% due 04/10/20 §	186,205	185,274
Rexnord LLC due 08/12/20 µ	500,000	490,375
Term B
4.000% due 08/21/20 §	567,813	556,882
Stena International SA 4.000% due 03/03/21 §	223,313	197,632
Tank Holding Corp Term 1 4.250% due 07/09/19 §	118,141	116,221

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF FLOATING RATE LOAN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Tecomet Inc (1st Lien) 5.750% due 12/03/21 §	$150,000	$144,750
The Hertz Corp Tranche B-1 4.000% due 03/11/18 §	220,500	217,652
Transdigm Inc
Term D
3.750% due 06/04/21 §	248,750	244,646
Tranche C
3.750% due 02/28/20 §	172,362	169,705
US Security Associates Holdings Inc Term B 6.250% due 07/28/17 §	484,967	482,542
VAT Lux III SAR 4.750% due 02/11/21 §	49,625	49,315

		10,690,270

Information Technology - 6.6%

Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	123,750	121,863
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	845,750	843,636
AVAST Software 4.750% due 03/20/20 §	120,313	119,410
Blue Coat Systems Inc 4.000% due 05/31/19 §	444,349	433,795
CDW Corp 3.250% due 04/29/20 §	245,626	239,070
CompuCom Systems Inc 4.250% due 05/09/20 §	310,061	296,302
Dell Inc Term B 4.500% due 04/29/20 §	1,113,750	1,112,259
EIG Investors Corp (1st Lien) 5.000% due 11/09/19 §	294,398	293,294
Evergreen (1st Lien) 5.750% due 04/28/21 §	299,250	294,312
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	488,513	486,071
Expert Global Solutions Inc Term B (1st Lien) 7.649% due 04/03/18 §	90,743	90,327
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	686,046	666,537
MA Financeco LLC
Tranche B
5.250% due 11/19/21 §	150,000	144,625
Tranche C
4.500% due 11/20/19 §	150,000	143,875
Moneygram International Inc 4.250% due 03/27/20 §	494,962	459,077
Opal Acquisition Inc (1st Lien) 5.000% due 11/20/20 §	222,750	220,871
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	637,109	592,910
SCS Holdings I Inc 7.000% due 12/07/18 §	386,458	387,425
Smart Technologies ULC Term B 10.500% due 01/31/18 §	22,656	22,430
Spansion LLC 3.750% due 12/19/19 §	122,425	121,660
SunEdison Semiconductor BV 6.500% due 05/27/19 §	124,375	122,509
SunGard Data Systems Inc Term E due 03/08/20 µ	500,000	496,250
Tranche E 4.000% due 03/28/20 §	610,184	605,607

		8,314,115

Materials - 5.7%

Axalta Coating Systems Dutch Holding BV Term B 3.750% due 02/01/20 §	329,533	321,912
AZ Chem US Inc (1st Lien) 4.500% due 06/11/21 §	377,987	373,498

	Principal Amount	Value
Berry Plastics Corp
Term D
3.500% due 02/08/20 §	$740,587	$720,221
Term E
3.750% due 01/06/21 §	90,611	88,535
Fairmount Minerals Ltd Tranche B-2 4.500% due 09/05/19 §	246,875	224,862
FMG Resources Property Ltd due 10/11/19 µ	500,000	456,771
3.750% due 06/30/19 §	758,153	692,605
Gemini HDPE LLC 4.750% due 08/06/21 §	249,376	241,271
Huntsman International LLC 3.750% due 08/12/21 §	250,000	246,406
Ineos US Finance LLC Term B 3.750% due 05/04/18 §	1,047,955	1,020,072
MacDermid Inc Tranche B (1st Lien) 4.000% due 06/07/20 §	173,310	170,331
Murray Energy Corp 5.250% due 12/05/19 §	173,688	167,652
Neenah Foundry Co 6.750% due 04/26/17 §	63,665	63,135
Noranda Aluminum Term B 5.750% due 02/28/19 §	121,563	116,700
Novolex (1st Lien) 6.000% due 12/05/21 §	200,000	198,000
Oxea SARL Tranche B-2 (1st Lien) 4.250% due 01/15/20 §	74,250	71,280
PQ Corp 4.000% due 08/07/17 §	147,000	144,354
Sonneborn Dutch Holdings BV (Netherlands) 5.500% due 12/10/20 §	75,000	75,187
Tricorbraun Inc 4.041% due 05/03/18 §	479,114	473,524
Tronox Inc Term B 4.000% due 03/19/20 §	704,599	694,911
Univar Inc Term B 5.000% due 06/30/17 §	470,520	456,489
Walter Energy Inc Term B 7.250% due 04/02/18 §	307,503	239,276

		7,256,992

Telecommunication Services - 3.8%

Cable & Wireless Worldwide PLC due 11/25/16 µ	75,000	75,000
Intelsat Jackson Holdings SA Term B-2 3.750% due 06/30/19 §	975,000	963,219
IPC Systems Inc (1st Lien) 6.000% due 11/08/20 §	149,250	148,690
Syniverse Holdings Inc
Term B
4.000% due 04/23/19 §	239,957	233,158
Tranche B
4.000% due 04/23/19 §	121,190	117,757
Telesat Canada due 03/28/19 µ	500,000	492,500
Term B-2
3.500% due 03/28/19 §	511,944	504,265
TNS Inc (1st Lien) 5.000% due 02/14/20 §	46,796	46,816
UPC Financing Partnership Facility AH 3.250% due 06/30/21 §	1,000,000	980,250
Ziggo BV
Facility B1
due 01/15/22 µ	369,787	360,543
0.034% due 01/15/22 §	120,181	117,176
Facility B2
due 01/15/22 µ	238,298	232,340
3.250% due 01/15/22 §	77,447	75,511
Facility B3
due 01/15/22 µ	391,915	382,117
3.500% due 01/15/22 §	127,372	124,188

		4,853,530

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF FLOATING RATE LOAN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Utilities - 2.0%

Calpine Corp Term B-1 4.000% due 04/01/18 §	$610,625	$606,045
Dynegy Inc due 04/08/20 µ	1,500,000	1,485,000
Tranche B-2
4.000% due 04/23/20 §	121,231	120,018
TPF II LC LLC 5.500% due 10/02/21 §	200,000	199,417
Viva Alamo LLC 5.250% due 02/22/21 §	74,812	73,316

		2,483,796

Total Senior Loan Notes (Cost $95,478,885)		92,827,571

	Shares	Value
SHORT-TERM INVESTMENT - 11.5%

Money Market Fund - 11.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	14,537,410	$14,537,410

Total Short-Term Investment (Cost $14,537,410)		14,537,410

TOTAL INVESTMENTS - 84.9% (Cost $110,016,295)		107,364,981

OTHER ASSETS & LIABILITIES, NET - 15.1%		19,139,637

NET ASSETS - 100.0%		$126,504,618

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $358,615 or 0.3% of the fund’s net assets were in default as of December 31, 2014.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Senior Loan Notes	$92,827,571	$—	$91,535,131	$1,292,440
	Short-Term Investment	14,537,410	14,537,410	—	—

	Total	$107,364,981	$14,537,410	$91,535,131	$1,292,440

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2014:

Senior Loan Notes
Value, Beginning of Period	$—
Purchases	—
Sales (Includes Paydowns)	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Transfers In	1,292,440
Transfers Out	—

Value, End of Period	$1,292,440

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the nine-month period ended December 31, 2014, investments with a total aggregate value of $1,292,440 were transferred from Level 2 to Level 3 due to the investment being priced below 90 using a single broker quoted vendor price versus being priced above 90 using a single broker quoted vendor price.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INFLATION MANAGED FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.9%

Energy - 0.3%

California Resources Corp 5.500% due 09/15/21 ~	$400,000	$344,000

Financials - 0.7%

IM Cedulas 4 Fondo de Titulazion de Activos 3.750% due 03/11/15	EUR 300,000	365,580
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	$100,000	101,622
LBG Capital No.2 PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 190,000	407,777

		874,979

Health Care - 0.5%

Medtronic Inc 4.625% due 03/15/45 ~	$600,000	653,127

Industrials - 0.4%

Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	EUR 200,000	198,691
International Lease Finance Corp
6.750% due 09/01/16 ~	$100,000	106,750
7.125% due 09/01/18 ~	200,000	224,500

		529,941

Total Corporate Bonds & Notes (Cost $2,512,579)		2,402,047

MORTGAGE-BACKED SECURITIES - 2.2%

Collateralized Mortgage Obligations - Commercial - 0.3%

JP Morgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	108,207	115,009
Morgan Stanley Capital I Trust 5.908% due 06/11/49 " §	96,702	105,283
Silenus European Loan Conduit Ltd (Ireland) 0.228% due 05/15/19 " §	EUR 122,289	145,978

		366,270

Collateralized Mortgage Obligations - Residential - 1.9%

Banc of America Funding Trust 0.375% due 07/20/36 " §	$427,257	400,160
Banc of America Mortgage Trust 2.613% due 07/25/35 " §	94,361	89,874
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/35 " §	14,733	14,929
2.515% due 03/25/35 " §	12,286	12,427
2.580% due 03/25/35 " §	49,552	50,180
Citigroup Mortgage Loan Trust Inc
2.230% due 09/25/35 " §	22,654	22,641
2.280% due 09/25/35 " §	19,567	19,624
Countrywide Home Loan Mortgage Pass-Through Trust 2.267% due 01/19/34 " §	37,297	35,546
Fannie Mae
0.520% due 07/25/37 " §	150,891	151,453
0.550% due 07/25/37 " §	143,457	144,229
0.610% due 05/25/36 " §	137,376	137,685
0.615% due 02/25/37 " §	33,908	34,116
0.850% due 02/25/41 " §	269,031	272,462
First Horizon Mortgage Pass-Through Trust 4.843% due 06/25/35 " §	62,419	61,388
GSR Mortgage Loan Trust 2.669% due 09/25/35 " §	42,100	42,372

	Principal Amount	Value
JP Morgan Mortgage Trust 5.070% due 06/25/35 " §	$89,081	$88,248
Merrill Lynch Mortgage Investors Trust 2.161% due 12/25/34 " §	119,573	118,646
New York Mortgage Trust 2.630% due 05/25/36 " § Ω	425,727	387,241
Reperforming Loan REMIC Trust 0.510% due 06/25/35 " § ~	16,123	14,451
Residential Accredit Loans Inc Trust 0.350% due 06/25/46 " §	123,145	55,983
Structured Adjustable Rate Mortgage Loan Trust 0.420% due 02/25/35 " §	33,016	28,623
Structured Asset Mortgage Investments II Trust 0.380% due 05/25/46 " §	106,789	80,870
Wells Fargo Mortgage Backed Securities Trust 2.605% due 10/25/35 " §	280,051	281,705

		2,544,853

Total Mortgage-Backed Securities (Cost $2,750,739)		2,911,123

ASSET-BACKED SECURITIES - 2.6%

Bear Stearns Asset Backed Securities Trust 2.270% due 03/25/35 " §	300,000	279,284
Elm CLO Ltd (Cayman) 1.676% due 01/17/23 " § ~	600,000	600,000
Freddie Mac Structured Pass-Through Securities 0.450% due 09/25/31 " §	1,719	1,612
Hillmark Funding Ltd CDO (Cayman) 0.481% due 05/21/21 " § ~	849,801	840,623
Park Place Securities Inc Pass-Through Certificates 1.190% due 12/25/34 " §	75,910	76,218
SLM Student Loan Trust
0.342% due 12/15/23 " §	EUR 1,192,315	1,423,418
0.352% due 09/15/21 " § ~	54,944	66,568
Wood Street II BV CLO (Netherlands) 0.433% due 03/29/21 " § ~	73,838	88,823

Total Asset-Backed Securities (Cost $3,522,099)		3,376,546

U.S. TREASURY OBLIGATIONS - 100.0%

U.S. Treasury Inflation Protected Securities - 100.0%

0.125% due 04/15/16 ^	$3,012,128	3,003,658
0.125% due 04/15/17 ^	1,881,792	1,883,924
0.125% due 04/15/18 ^	11,402,142	11,366,510
0.125% due 04/15/19 ^	8,005,623	7,928,385
0.125% due 07/15/22 ^	16,513,340	16,127,935
0.375% due 07/15/23 ^	4,285,428	4,246,255
0.625% due 07/15/21 ^	14,797,386	15,019,907
0.625% due 02/15/43 ^	2,375,440	2,245,069
1.125% due 01/15/21 ^ ‡	217,096	226,026
1.250% due 07/15/20 ^	23,381,040	24,597,315
1.375% due 02/15/44 ^	7,947,030	9,036,329
1.750% due 01/15/28 ^	5,361,171	6,085,766
1.875% due 07/15/15 ^ ‡	854,539	858,269
1.875% due 07/15/19 ^ ‡	222,418	239,065
2.000% due 01/15/16 ^	2,990,925	3,036,400
2.125% due 02/15/41 ^	108,430	142,179
2.375% due 01/15/25 ^	2,141,524	2,519,972
2.375% due 01/15/27 ^	624,054	748,743
2.500% due 01/15/29 ^	2,101,343	2,616,254
2.625% due 07/15/17 ^	2,405,949	2,580,849
3.875% due 04/15/29 ^	11,196,803	16,084,805

		130,593,615

Total U.S. Treasury Obligations (Cost $133,441,193)		130,593,615

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INFLATION MANAGED FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 16.1%

Australia Government (Australia) 5.250% due 03/15/19	AUD 1,200,000	$1,099,854
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 200,000	269,437
Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^	4,680,280	5,819,385
France Government OAT (France)
0.100% due 07/25/21 ^	100,940	126,096
0.250% due 07/25/18 ^	416,356	513,164
0.700% due 07/25/30 ^	100,367	131,604
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/21 ^ ~	325,311	425,962
2.250% due 04/22/17 ~	598,668	748,781
2.350% due 09/15/24 ~	1,911,115	2,573,101
2.550% due 10/22/16 ~	997,780	1,248,044
3.100% due 09/15/26 ^ ~	106,144	153,504
5.000% due 09/01/40 ~	200,000	319,841
Mexican Udibonos (Mexico)
4.000% due 11/15/40 ^	MXN 1,054,074	80,543
4.000% due 11/08/46 ^	22,135,546	1,720,862
4.500% due 12/04/25 ^	1,581,110	126,676
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^	NZD 2,600,000	2,088,535
Province of Ontario Canada 3.450% due 06/02/45	CAD 500,000	448,089
Slovenia Government International Bond (Slovenia) 4.700% due 11/01/16 ~	EUR 300,000	388,917
Spain Government (Spain)
3.800% due 04/30/24 ~	600,000	869,147
5.400% due 01/31/23 ~	1,100,000	1,742,049
Xunta de Galicia (Spain) 6.131% due 04/03/18	100,000	142,030

Total Foreign Government Bonds & Notes (Cost $22,751,917)		21,035,621

PURCHASED OPTIONS - 0.1%
(See Note (g) in Notes to Schedule of Investments) (Cost $176,339)		143,168

SHORT-TERM INVESTMENTS - 9.8%

Foreign Government Issues - 0.6%

Hellenic Republic Treasury Bills (Greece)
1.734% due 01/16/15	200,000	241,832
2.021% due 04/14/15	400,000	480,870

		722,702

U.S. Government Agency Issues - 0.2%

Federal Home Loan Bank 0.095% due 03/06/15	$200,000	199,993

Repurchase Agreement - 8.7%

Citibank Inc 0.140% due 01/02/15 (Dated 12/31/14, repurchase price of $11,400,089; collateralized by a U.S. Treasury Note: 2.500% due 05/15/24 and value $11,771,090)	11,400,000	11,400,000

	Shares	Value
Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	442,881	$442,881

Total Short-Term Investments (Cost $12,805,440)		12,765,576

TOTAL INVESTMENTS - 132.7% (Cost $177,960,306)		173,227,696

OTHER ASSETS & LIABILITIES, NET - (32.7%)		(42,682,397)

NET ASSETS - 100.0%		$130,545,299

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $387,241 or 0.3% of the fund’s net assets was in default as of December 31, 2014.

(c)	As of December 31, 2014, investments with a total aggregate value of $984,970 were fully or partially segregated with the brokers(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(d)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2014 was $35,692,294 at a weighted average interest rate of 0.164%.

(e)	Open futures contracts outstanding as of December 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (03/15)	23	($898)
U.S. Treasury 5-Year Notes (03/15)	29	453
U.S. Treasury 30-Year Bonds (03/15)	6	1,904

		1,459

Short Futures Outstanding
Euro-Bund (03/15)	19	(49,309)
Eurodollar (12/15)	9	52
Eurodollar (03/16)	10	(260)
Eurodollar (03/16)	19	3,128
Eurodollar (06/16)	10	(510)
Eurodollar (06/16)	9	439
Eurodollar (09/16)	10	(635)
Eurodollar (09/16)	9	106
Eurodollar (12/16)	10	(735)
U.S. Treasury 10-Year Notes (03/15)	19	(1,839)

		(49,563)

Total Futures Contracts		($48,104)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INFLATION MANAGED FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of December 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	5,924,284	USD	2,232,630	01/15	RBC	($1,678)
BRL	1,845,454	USD	713,440	02/15	BRC	(25,665)
BRL	1,230,073	USD	478,553	02/15	HSB	(20,123)
BRL	297,477	USD	112,830	02/15	UBS	(1,965)
EUR	18,672,631	USD	22,888,288	01/15	CIT	(292,182)
EUR	54,000	USD	65,938	02/15	CIT	(571)
INR	203,696,690	USD	3,265,192	01/15	CIT	(52,268)
JPY	343,290,013	USD	2,842,981	01/15	CIT	23,148
MXN	2,436,000	USD	171,569	02/15	UBS	(6,830)
MYR	3,329,326	USD	1,026,303	01/15	UBS	(75,691)
USD	1,215,491	AUD	1,421,000	01/15	HSB	55,821
USD	2,151,000	BRL	5,924,284	01/15	UBS	(74,571)
USD	2,213,651	BRL	5,924,284	02/15	RBC	1,678
USD	91,637	CAD	105,000	03/15	CIT	1,383
USD	442,205	CAD	513,000	03/15	HSB	1,246
USD	2,157,426	EUR	1,742,000	01/15	CIT	49,399
USD	20,996,860	EUR	16,930,631	01/15	JPM	508,781
USD	22,757,124	EUR	18,563,000	02/15	CIT	286,893
USD	114,599	GBP	73,000	02/15	GSC	852
USD	429,419	GBP	275,000	02/15	JPM	920
USD	743,000	INR	46,118,010	01/15	UBS	15,577
USD	1,205,085	JPY	142,300,000	01/15	GSC	17,022
USD	1,699,842	JPY	200,990,013	01/15	UBS	21,776
USD	2,843,688	JPY	343,290,000	02/15	CIT	(23,158)
USD	206,660	MXN	2,817,000	02/15	BRC	16,155
USD	145,534	MXN	2,058,000	02/15	CIT	6,358
USD	89,760	MXN	1,310,000	02/15	DUB	1,169
USD	13,604	MXN	192,376	02/15	JPM	594
USD	1,771,358	MXN	24,628,021	02/15	RBC	105,844
USD	214,000	MYR	698,860	01/15	JPM	14,457
USD	796,913	MYR	2,625,032	02/15	UBS	49,657
USD	1,983,799	NZD	2,542,000	01/15	GSC	2,011

Total Forward Foreign Currency Contracts						$606,039

(g)	Purchased options outstanding as of December 31, 2014 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.050%	03/20/15	DUB	$3,500,000	$36,339	$20,171
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.680%	12/11/17	MSC	1,000,000	140,000	122,997

							$176,339	$143,168

(h)	Transactions in written options for the nine-month period ended December 31, 2014 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2014	24	4,200,000	33,535,000	$235,686
Call Options Written	120	1,300,000	19,430,000	177,821
Put Options Written	25	14,600,000	20,550,000	289,723
Call Options Closed	(119)	—	—	(53,529)
Put Options Closed	—	—	(22,750,000)	(80,698)
Call Options Expired	(25)	(1,300,000)	(9,670,000)	(87,185)
Put Options Expired	(25)	(10,800,000)	(17,585,000)	(176,226)

Outstanding, December 31, 2014	—	8,000,000	23,510,000	$305,592

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INFLATION MANAGED FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(i)	Premiums received and value of written options outstanding as of December 31, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Europe 22 5Y	0.600%	01/21/15	GSC	EUR 200,000	$243	($241)
Call - iTraxx Europe 22 5Y	0.600%	01/21/15	JPM	400,000	561	(481)
Call - iTraxx Europe 22 5Y	0.550%	02/18/15	CIT	500,000	369	(225)
Call - iTraxx Europe 22 5Y	0.550%	02/18/15	JPM	100,000	88	(103)
Call - iTraxx Europe 22 5Y	0.500%	03/18/15	GSC	2,200,000	1,641	(1,238)
Call - iTraxx Europe 22 5Y	0.500%	03/18/15	JPM	400,000	376	(517)

					3,278	(2,805)

Credit Default Swaptions on Credit Indices – Sell Protection

Put - CDX IG 22 5Y	0.900%	01/21/15	GSC	$200,000	294	(4)
Put - iTraxx Europe 22 5Y	1.000%	01/21/15	GSC	EUR 200,000	551	(18)
Put - iTraxx Europe 22 5Y	1.000%	01/21/15	JPM	400,000	1,123	(36)
Put - iTraxx Europe 22 5Y	1.100%	01/21/15	GSC	100,000	252	(6)
Put - iTraxx Europe 22 5Y	1.200%	01/21/15	GSC	300,000	757	(12)
Put - iTraxx Europe 22 5Y	0.850%	02/18/15	CIT	500,000	1,019	(491)
Put - iTraxx Europe 22 5Y	0.850%	02/18/15	JPM	100,000	201	(98)
Put - iTraxx Europe 22 5Y	0.850%	03/18/15	GSC	2,200,000	4,143	(3,575)
Put - iTraxx Europe 22 5Y	0.850%	03/18/15	JPM	400,000	688	(650)

					9,028	(4,890)

					$12,306	($7,695)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - INR versus USD	INR 65.00	03/10/15	JPM	$900,000	$10,552	($7,702)
Call - BRL versus USD	BRL 2.68	07/01/15	DUB	510,000	12,153	(31,829)

					$22,705	($39,531)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	$2,000,000	$17,720	($465)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(84)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,822	(3,653)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(399)

						$36,802	($4,601)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INFLATION MANAGED FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call -10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.300%	02/18/15	JPM	$1,500,000	$6,825	($12,042)
Call -10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.300%	02/18/15	MSC	3,400,000	16,405	(27,296)
Call -30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.545%	03/20/15	DUB	3,500,000	44,689	(40,986)

							67,919	(80,324)

Put -10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	02/18/15	JPM	1,500,000	7,980	(927)
Put -10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	02/18/15	MSC	3,400,000	17,880	(2,101)
Put -5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	12/11/17	MSC	4,200,000	140,000	(135,713)

							165,860	(138,741)

							$233,779	($219,065)

Total Written Options							$305,592	($270,892)

(j)	Swap agreements outstanding as of December 31, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/14 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Greek Government	1.000%	06/20/15	MSC	13.929%	EUR 100,000	($6,994)	($4,702)	($2,292)
Greek Government	1.000%	12/20/16	GSC	15.723%	$100,000	(22,377)	(7,501)	(14,876)
Italian Government	1.000%	03/20/19	DUB	1.069%	1,900,000	(4,649)	(33,172)	28,523
Russian Government	1.000%	03/20/19	HSB	4.827%	100,000	(13,881)	(8,422)	(5,459)
Spain Government	1.000%	03/20/19	HSB	0.713%	200,000	2,413	(1,509)	3,922
Brazilian Government	1.000%	03/20/19	MSC	1.681%	1,500,000	(40,428)	(76,076)	35,648
Spain Government	1.000%	03/20/19	MSC	0.713%	400,000	4,827	(2,456)	7,283
Russian Government	1.000%	09/20/19	GSC	4.793%	100,000	(15,105)	(5,502)	(9,603)

						($96,194)	($139,340)	$43,146

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation
iTraxx Europe 22 5Y	1.000%	12/20/19	ICE	EUR 3,250,000	$72,170	$65,655	$6,515
CDX HY 23 5Y	5.000%	12/20/19	ICE	$400,000	25,356	25,080	276
iTraxx Europe 22 10Y	1.000%	12/20/24	ICE	EUR 1,400,000	(1,451)	(2,490)	1,039

					$96,075	$88,245	$7,830

					($119)	($51,095)	$50,976

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INFLATION MANAGED FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL - CDI Compounded	JPM	7.900%	01/02/15	BRL 100,000	($1,014)	($357)	($657)
BRL - CDI Compounded	UBS	10.410%	01/02/15	700,000	36	415	(379)
BRL - CDI Compounded	UBS	8.150%	01/02/17	3,700,000	(127,244)	—	(127,244)
BRL - CDI Compounded	MSC	8.220%	01/02/17	4,700,000	(157,500)	(249)	(157,251)
BRL - CDI Compounded	GSC	8.300%	01/02/17	3,000,000	(96,334)	3,861	(100,195)
BRL - CDI Compounded	GSC	10.910%	01/02/17	3,700,000	(25,363)	(517)	(24,846)
BRL - CDI Compounded	UBS	10.910%	01/02/17	2,800,000	(19,194)	3,370	(22,564)
US CPI Urban Consumers NSA	GSC	2.415%	02/12/17	$600,000	(30,405)	—	(30,405)
US CPI Urban Consumers NSA	CIT	2.250%	07/15/17	4,100,000	(212,922)	984	(213,906)
US CPI Urban Consumers NSA	DUB	2.250%	07/15/17	3,800,000	(197,343)	3,520	(200,863)
US CPI Urban Consumers NSA	RBS	2.250%	07/15/17	2,600,000	(135,024)	(2,517)	(132,507)
BRL - CDI Compounded	UBS	11.500%	01/04/21	BRL 300,000	1,675	(569)	2,244
BRL - CDI Compounded	GSC	11.680%	01/04/21	1,400,000	(4,333)	(922)	(3,411)
BRL - CDI Compounded	MSC	11.680%	01/04/21	1,100,000	(4,246)	(537)	(3,709)
BRL - CDI Compounded	BRC	12.000%	01/04/21	500,000	15	(2,956)	2,971
BRL - CDI Compounded	DUB	12.000%	01/04/21	500,000	15	(2,727)	2,742
BRL - CDI Compounded	GSC	12.230%	01/04/21	1,300,000	5,003	81	4,922
28-Day MXN TIIE	UBS	5.630%	10/11/21	MXN 2,600,000	(1,154)	940	(2,094)
GBP Retail Price Index	CIT	3.170%	12/08/24	GBP 700,000	14,707	—	14,707
GBP Retail Price Index	GSC	3.125%	12/10/24	100,000	1,285	132	1,153
GBP Retail Price Index	JPM	3.528%	09/23/44	200,000	16,505	298	16,207
GBP Retail Price Index	CIT	3.500%	10/15/44	100,000	6,383	(3,607)	9,990
GBP Retail Price Index	MSC	3.500%	10/15/44	500,000	31,914	507	31,407
GBP Retail Price Index	MSC	3.550%	11/15/44	100,000	9,224	458	8,766
GBP Retail Price Index	GSC	3.550%	12/11/44	100,000	1,330	173	1,157
GBP Retail Price Index	GSC	3.450%	12/15/44	100,000	2,049	—	2,049
GBP Retail Price Index	JPM	3.530%	12/15/44	100,000	(878)	682	(1,560)

					(922,813)	463	(923,276)

	Exchange
28-Day MXN TIIE	CME	5.660%	11/09/21	MXN 10,000,000	(3,565)	—	(3,565)
28-Day MXN TIIE	CME	5.560%	11/11/21	700,000	(542)	—	(542)
28-Day MXN TIIE	CME	5.750%	12/06/21	3,600,000	(1,069)	(1,774)	705

					(5,176)	(1,774)	(3,402)

					($927,989)	($1,311)	($926,678)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
US CPI Urban Consumers NSA	DUB	1.800%	01/17/16	$3,400,000	($69,392)	($220)	($69,172)
US CPI Urban Consumers NSA	DUB	1.935%	01/20/17	1,300,000	(31,045)	—	(31,045)
1-Month EUR CPTFEMU	JPM	0.700%	12/15/18	EUR 300,000	(4,667)	(302)	(4,365)
US CPI Urban Consumers NSA	UBS	2.215%	01/17/19	$800,000	(31,244)	—	(31,244)
1-Month EUR CPTFEMU	GSC	0.900%	11/15/19	EUR 100,000	(1,916)	130	(2,046)
1-Month EUR CPTFEMU	BOA	0.750%	12/10/19	100,000	(1,070)	64	(1,134)

					(139,334)	(328)	(139,006)

	Exchange
6-Month EUR LIBOR	CME	2.000%	01/29/24	EUR 1,600,000	(247,536)	—	(247,536)
6-Month GBP LIBOR	CME	2.078%	12/04/24	GBP 1,600,000	(57,417)	96	(57,513)
6-Month EUR LIBOR	CME	1.000%	12/17/24	EUR 1,300,000	(28,417)	—	(28,417)
3-Month USD LIBOR	CME	3.000%	12/17/24	$200,000	(12,994)	(6,062)	(6,932)
6-Month EUR LIBOR	CME	1.250%	03/18/25	EUR 300,000	(14,412)	2,598	(17,010)
6-Month GBP LIBOR	CME	2.750%	03/18/25	GBP 1,100,000	(139,384)	(106,620)	(32,764)
3-Month USD LIBOR	CME	2.750%	06/19/43	$2,500,000	(30,007)	458,175	(488,182)
3-Month USD LIBOR	CME	3.500%	12/17/44	1,800,000	(308,685)	(72,710)	(235,975)
6-Month EUR LIBOR	CME	2.000%	03/18/45	EUR 1,400,000	(225,721)	1,550	(227,271)

					(1,064,573)	277,027	(1,341,600)

					($1,203,907)	$276,699	($1,480,606)

					($2,131,896)	$275,388	($2,407,284)

Total Swap Agreements					($2,132,015)	$224,293	($2,356,308)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INFLATION MANAGED FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$2,402,047	$—	$2,402,047	$—
	Mortgage-Backed Securities	2,911,123	—	2,911,123	—
	Asset-Backed Securities	3,376,546	—	3,376,546	—
	U.S. Treasury Obligations	130,593,615	—	130,593,615	—
	Foreign Government Bonds & Notes	21,035,621	—	21,035,621	—
	Short-Term Investments	12,765,576	442,881	12,322,695	—
	Derivatives:
	Credit Contracts
	Swaps	104,766	—	104,766	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,180,741	—	1,180,741	—
	Interest Rate Contracts
	Futures	6,082	6,082	—	—
	Purchased Options	143,168	—	143,168	—
	Swaps	90,141	—	90,141	—

	Total Interest Rate Contracts	239,391	6,082	233,309	—

	Total Assets - Derivatives	1,524,898	6,082	1,518,816	—

	Total Assets	174,609,426	448,963	174,160,463	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(7,695)	—	(7,695)	—
	Swaps	(104,885)	—	(104,885)	—

	Total Credit Contracts	(112,580)	—	(112,580)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(574,702)	—	(574,702)	—
	Written Options	(39,531)	—	(39,531)	—

	Total Foreign Currency Contracts	(614,233)	—	(614,233)	—

	Interest Rate Contracts
	Futures	(54,186)	(54,186)	—	—
	Written Options	(223,666)	—	(223,666)	—
	Swaps	(2,222,037)	—	(2,222,037)	—

	Total Interest Rate Contracts	(2,499,889)	(54,186)	(2,445,703)	—

	Total Liabilities - Derivatives	(3,226,702)	(54,186)	(3,172,516)	—

	Total Liabilities	(3,226,702)	(54,186)	(3,172,516)	—

	Total	$171,382,724	$394,777	$170,987,947	$—

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2014 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	$46,565,369	$—	$46,565,369	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.6%

Consumer Discretionary - 2.5%

21st Century Fox America Inc 6.200% due 12/15/34	$100,000	$128,087
Amazon.com Inc 4.950% due 12/05/44	1,040,000	1,079,368
CCO Holdings LLC 8.125% due 04/30/20	300,000	316,500
CCOH Safari LLC 5.750% due 12/01/24	170,000	172,338
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	287,962
Comcast Corp 5.150% due 03/01/20	900,000	1,020,435
5.650% due 06/15/35	320,000	397,838
6.550% due 07/01/39	270,000	370,033
6.950% due 08/15/37	200,000	282,708
DISH DBS Corp 5.000% due 03/15/23	10,000	9,700
5.875% due 11/15/24 ~	470,000	473,525
6.750% due 06/01/21	210,000	226,275
Ford Motor Co 4.750% due 01/15/43	920,000	974,545
General Motors Co 6.250% due 10/02/43	550,000	659,780
General Motors Co-Escrow Receipts 8.375% due 07/05/33 Ω +	EUR 200,000	—
Hilton Worldwide Finance LLC 5.625% due 10/15/21	$500,000	525,000
MGM Resorts International 6.625% due 07/15/15	2,371,000	2,418,420
6.625% due 12/15/21	450,000	474,750
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	180,000	185,400
Numericable - SFR (France) 6.000% due 05/15/22 ~	200,000	201,350
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	300,000	297,000
Time Warner Cable Inc 4.125% due 02/15/21	100,000	107,164
5.875% due 11/15/40	200,000	239,326
6.550% due 05/01/37	190,000	245,418
8.250% due 04/01/19	500,000	612,635
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	150,490
Time Warner Inc 3.150% due 07/15/15	1,860,000	1,886,397
7.700% due 05/01/32	800,000	1,139,506
Viacom Inc 1.250% due 02/27/15	800,000	800,756
4.250% due 09/01/23	230,000	237,571
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	300,000	311,250

		16,231,527

Consumer Staples - 1.6%

Altria Group Inc 2.850% due 08/09/22	1,040,000	1,012,273
5.375% due 01/31/44	410,000	468,528
9.250% due 08/06/19	320,000	411,677
9.950% due 11/10/38	100,000	171,589
10.200% due 02/06/39	20,000	34,929
Anheuser-Busch InBev Worldwide Inc 2.500% due 07/15/22	640,000	623,062
5.375% due 01/15/20	540,000	612,305

	Principal Amount	Value
Constellation Brands Inc 4.250% due 05/01/23	$90,000	$89,550
6.000% due 05/01/22	80,000	88,800
CVS Health Corp 2.750% due 12/01/22	1,000,000	975,697
Diageo Investment Corp 2.875% due 05/11/22	430,000	430,448
HJ Heinz Co 4.250% due 10/15/20	480,000	486,000
Kraft Foods Group Inc 3.500% due 06/06/22	450,000	461,871
Lorillard Tobacco Co 3.750% due 05/20/23	260,000	257,983
8.125% due 06/23/19	120,000	145,619
Mondelez International Inc 4.000% due 02/01/24	470,000	492,660
6.500% due 02/09/40	100,000	133,742
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	930,000	997,237
5.500% due 01/15/42 ~	150,000	175,127
Philip Morris International Inc 2.500% due 08/22/22	310,000	303,462
4.500% due 03/20/42	540,000	572,389
Reynolds American Inc 3.250% due 11/01/22	160,000	156,113
6.150% due 09/15/43	30,000	34,916
6.750% due 06/15/17	200,000	222,927
Reynolds Group Issuer Inc 5.750% due 10/15/20	500,000	515,000
Tyson Foods Inc 5.150% due 08/15/44	60,000	67,658
Wal-Mart Stores Inc 5.250% due 09/01/35	100,000	120,688
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	400,000	409,386

		10,471,636

Energy - 2.6%

Access Midstream Partners LP 4.875% due 05/15/23	140,000	142,800
4.875% due 03/15/24	300,000	305,250
Anadarko Petroleum Corp 4.500% due 07/15/44	200,000	194,876
8.700% due 03/15/19	420,000	514,945
California Resources Corp 6.000% due 11/15/24 ~	340,000	289,000
Chesapeake Energy Corp 6.125% due 02/15/21	300,000	316,500
CNPC General Capital Ltd (United Kingdom) 1.133% due 05/14/17 § ~	1,800,000	1,803,908
Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	209,244
Concho Resources Inc 5.500% due 04/01/23	300,000	302,910
ConocoPhillips 6.500% due 02/01/39	100,000	133,321
Continental Resources Inc 3.800% due 06/01/24	20,000	17,733
Crestwood Midstream Partners LP 6.125% due 03/01/22	160,000	153,600
Devon Energy Corp 3.250% due 05/15/22	220,000	216,469
7.950% due 04/15/32	270,000	373,169
Ecopetrol SA (Colombia) 5.875% due 05/28/45	300,000	279,000
Enterprise Products Operating LLC 6.500% due 01/31/19	200,000	229,440
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	400,000	446,000

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Key Energy Services Inc 6.750% due 03/01/21	$450,000	$278,550
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	210,000	241,475
Kinder Morgan Inc 5.000% due 02/15/21 ~	400,000	416,681
MarkWest Energy Partners LP 5.500% due 02/15/23	250,000	254,375
Noble Energy Inc 5.250% due 11/15/43	150,000	152,901
8.250% due 03/01/19	320,000	383,994
Penn Virginia Resource Partners LP 8.375% due 06/01/20	220,000	235,950
Petrobras Global Finance BV (Netherlands) 1.852% due 05/20/16 §	200,000	191,560
2.603% due 03/17/17 §	100,000	92,560
6.250% due 03/17/24	950,000	906,338
Petrobras International Finance Co SA (Luxembourg) 3.875% due 01/27/16	400,000	393,520
5.375% due 01/27/21	1,600,000	1,490,512
5.875% due 03/01/18	400,000	391,588
Petroleos Mexicanos (Mexico) 6.375% due 01/23/45	500,000	568,750
6.625% due 06/15/35	200,000	232,000
8.000% due 05/03/19	750,000	890,625
QEP Resources Inc
5.250% due 05/01/23	200,000	188,000
6.875% due 03/01/21	200,000	206,000
Range Resources Corp 5.000% due 03/15/23	280,000	281,400
Regency Energy Partners LP 5.875% due 03/01/22	300,000	300,750
Rockies Express Pipeline LLC 3.900% due 04/15/15 ~	1,000,000	997,500
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	140,000	138,250
Samson Investment Co 9.750% due 02/15/20	280,000	117,425
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	390,000	427,860
Sinopec Group Overseas Development Ltd (United Kingdom) 2.750% due 05/17/17 ~	250,000	254,733
4.375% due 04/10/24 ~	750,000	789,708
The Williams Cos Inc 7.500% due 01/15/31	450,000	478,604

		17,229,774

Financials - 13.9%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	400,000	396,500
Ally Financial Inc 2.750% due 01/30/17	1,000,000	999,380
4.625% due 06/26/15	300,000	302,625
8.300% due 02/12/15	600,000	603,750
American International Group Inc 6.250% due 03/15/37	1,000,000	1,122,952
Banco Santander Brasil SA (Brazil) 4.250% due 01/14/16 ~	300,000	305,700
Banco Santander Chile (Chile) 1.831% due 01/19/16 § ~	1,000,000	1,005,000
Bank of America Corp
2.600% due 01/15/19	660,000	665,512
4.000% due 04/01/24	2,400,000	2,501,834
4.200% due 08/26/24	390,000	397,773
4.500% due 04/01/15	5,100,000	5,148,419
4.875% due 04/01/44	1,900,000	2,107,613
5.000% due 05/13/21	600,000	670,432
5.700% due 05/02/17	150,000	162,249

	Principal Amount	Value
5.750% due 12/01/17	$750,000	$829,293
6.250% § ±	480,000	476,850
Barclays PLC (United Kingdom) 6.500% due 06/15/49	EUR 1,100,000	1,297,782
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$3,800,000	4,134,020
BNP Paribas SA (France) 2.375% due 09/14/17	250,000	254,459
4.250% due 10/15/24	230,000	232,830
BPCE SA (France) 5.150% due 07/21/24 ~	400,000	412,963
Caterpillar Financial Services Corp 5.450% due 04/15/18	220,000	245,731
CIT Group Inc 5.000% due 08/01/23	400,000	412,000
Citigroup Inc 3.500% due 05/15/23	270,000	263,125
4.700% due 05/29/15	500,000	508,199
5.500% due 09/13/25	820,000	909,194
5.950% § ±	300,000	295,875
6.125% due 11/21/17	1,100,000	1,227,499
6.675% due 09/13/43	130,000	168,709
8.500% due 05/22/19	100,000	124,724
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	100,000	111,767
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 4.625% due 12/01/23	440,000	467,568
5.750% due 12/01/43	750,000	898,522
11.000% § ± ~	520,000	670,540
Credit Agricole SA (France) 8.375% § ± ~	960,000	1,111,200
Credit Suisse NY (Switzerland) 0.645% due 12/07/15 §	2,100,000	2,101,588
Daimler Finance North America LLC 1.300% due 07/31/15 ~	2,400,000	2,410,351
1.650% due 04/10/15 ~	900,000	902,067
2.300% due 01/09/15 ~	900,000	900,336
Eksportfinans ASA (Norway) 2.375% due 05/25/16	900,000	904,356
First Data Corp 11.750% due 08/15/21	300,000	345,750
12.625% due 01/15/21	300,000	357,000
Ford Motor Credit Co LLC 3.664% due 09/08/24	290,000	291,168
3.984% due 06/15/16	100,000	103,600
4.207% due 04/15/16	400,000	414,229
5.750% due 02/01/21	720,000	826,144
7.000% due 04/15/15	2,900,000	2,950,237
General Electric Capital Corp 3.150% due 09/07/22	1,350,000	1,377,332
6.000% due 08/07/19	460,000	535,605
6.875% due 01/10/39	1,410,000	2,001,282
General Motors Financial Co Inc 4.375% due 09/25/21	330,000	344,850
HBOS PLC (United Kingdom) 0.935% due 09/06/17 § ~	5,400,000	5,389,735
HSBC Bank USA NA 7.000% due 01/15/39	300,000	430,948
HSBC Holdings PLC (United Kingdom) 4.250% due 03/14/24	640,000	667,238
6.375% § ±	300,000	303,375
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	1,700,000	1,778,236
5.500% due 03/25/15 ~	600,000	606,343
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	450,000	500,040
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	1,420,000	1,380,690

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
JPMorgan Chase & Co 3.375% due 05/01/23	$290,000	$287,210
3.625% due 05/13/24	1,520,000	1,557,723
4.500% due 01/24/22	410,000	448,299
JPMorgan Chase Bank NA 6.000% due 10/01/17	780,000	866,322
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	310,000	313,451
M&T Bank Corp 6.875% ±	800,000	822,000
MetLife Inc 4.750% due 02/08/21	230,000	257,417
Morgan Stanley 5.450% due 01/09/17	600,000	644,941
Navient Corp 6.250% due 01/25/16	100,000	104,250
8.000% due 03/25/20	330,000	365,353
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	600,000	650,913
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,200,000	5,252,900
5.125% due 05/28/24	1,210,000	1,233,084
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	230,000	239,178
Sberbank of Russia (Luxembourg) 5.499% due 07/07/15 ~	2,100,000	2,084,250
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	1,500,000	1,566,843
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,018,172
Sumitomo Mitsui Banking Corp (Japan) 0.602% due 05/02/17 §	5,800,000	5,800,557
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	200,000	274,108
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	350,000	341,718
The Goldman Sachs Group Inc 3.850% due 07/08/24	930,000	954,917
5.950% due 01/15/27	320,000	366,934
6.000% due 06/15/20	620,000	717,582
6.250% due 02/01/41	760,000	964,183
6.750% due 10/01/37	580,000	730,678
WEA Finance LLC 3.750% due 09/17/24 ~	560,000	569,420
Wells Fargo & Co 3.450% due 02/13/23	210,000	213,058
4.600% due 04/01/21	1,320,000	1,470,719
4.650% due 11/04/44	320,000	331,543
5.606% due 01/15/44	1,100,000	1,299,935

		91,012,747

Health Care - 0.9%

Amgen Inc 3.625% due 05/22/24	150,000	152,761
Anthem Inc 3.125% due 05/15/22	400,000	400,412
Celgene Corp 3.625% due 05/15/24	100,000	102,310
DaVita HealthCare Partners Inc 5.125% due 07/15/24	330,000	337,219
Fresenius Medical Care US Finance II Inc 5.625% due 07/31/19 ~	500,000	536,250
Gilead Sciences Inc 3.700% due 04/01/24	540,000	567,453
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	250,000	334,009
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	350,000	350,595

	Principal Amount	Value
HCA Inc 4.250% due 10/15/19	$210,000	$213,413
6.500% due 02/15/20	130,000	145,990
7.500% due 02/15/22	350,000	400,750
Humana Inc 3.150% due 12/01/22	80,000	77,924
4.625% due 12/01/42	110,000	111,965
Medtronic Inc 3.500% due 03/15/25 ~	980,000	1,004,654
Pfizer Inc 7.200% due 03/15/39	520,000	758,520
Roche Holdings Inc 6.000% due 03/01/19 ~	130,000	150,288
UnitedHealth Group Inc 3.875% due 10/15/20	200,000	212,145
6.875% due 02/15/38	150,000	211,191
Zoetis Inc 3.250% due 02/01/23	100,000	98,816

		6,166,665

Industrials - 0.9%

American Airlines Pass-Through Trust ‘B’ 5.600% due 07/15/20 ~	469,143	478,526
CSC Holdings LLC 6.750% due 11/15/21	380,000	421,325
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	364,844	423,693
Eaton Corp 1.500% due 11/02/17	120,000	119,396
2.750% due 11/02/22	990,000	974,272
4.150% due 11/02/42	200,000	199,317
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	230,000	228,275
General Electric Co 4.500% due 03/11/44	110,000	121,424
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17	EUR 500,000	496,122
International Lease Finance Corp 5.750% due 05/15/16	$100,000	103,938
Raytheon Co 3.125% due 10/15/20	160,000	165,466
Schaeffler Holding Finance BV (Netherlands) 5.750% PIK due 11/15/21 ~	EUR 200,000	259,375
6.750% PIK due 11/15/22 ~	$240,000	252,000
The Boeing Co 4.875% due 02/15/20	400,000	451,426
UAL Pass-Through Trust 9.750% due 07/15/18	53,963	59,969
United Rentals North America Inc 7.375% due 05/15/20	50,000	54,250
United Technologies Corp 4.500% due 04/15/20	210,000	233,194
4.500% due 06/01/42	180,000	196,777
Waste Management Inc 3.500% due 05/15/24	150,000	152,180
West Corp 5.375% due 07/15/22 ~	350,000	336,000

		5,726,925

Information Technology - 0.1%

Activision Blizzard Inc 5.625% due 09/15/21 ~	400,000	421,000
Apple Inc 2.850% due 05/06/21	300,000	307,154

		728,154

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Materials - 1.4%

Ardagh Packaging Finance PLC (Ireland) 3.241% due 12/15/19 § ~	$500,000	$484,375
Barrick Gold Corp (Canada) 4.100% due 05/01/23	650,000	633,680
6.950% due 04/01/19	240,000	273,545
BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	750,000	775,765
5.000% due 09/30/43	230,000	261,757
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	260,000	259,460
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	600,000	559,500
Eagle Spinco Inc 4.625% due 02/15/21	320,000	304,400
Ecolab Inc 4.350% due 12/08/21	100,000	109,123
FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	170,000	142,163
8.250% due 11/01/19 ~	300,000	274,125
Gerdau Holdings Inc 7.000% due 01/20/20 ~	300,000	325,875
Glencore Finance Canada Ltd (Canada) 2.700% due 10/25/17 ~	580,000	587,227
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	654,000
Hexion US Finance Corp 6.625% due 04/15/20	300,000	295,500
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	111,273
Rio Tinto Finance USA Ltd (Australia) 3.750% due 09/20/21	340,000	349,969
Southern Copper Corp 6.750% due 04/16/40	700,000	741,300
Steel Dynamics Inc 7.625% due 03/15/20	300,000	314,250
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	1,300,000	1,259,505
6.875% due 11/21/36	500,000	529,595
Vedanta Resources PLC (United Kingdom) 9.500% due 07/18/18 ~	100,000	108,000

		9,354,387

Telecommunication Services - 2.7%

America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	443,096
AT&T Inc 3.900% due 03/11/24	710,000	731,047
4.350% due 06/15/45	180,000	170,392
5.500% due 02/01/18	350,000	386,638
BellSouth Corp 4.182% due 04/26/21 ~	2,700,000	2,726,776
CenturyLink Inc 6.150% due 09/15/19	250,000	271,250
Deutsche Telekom International Finance BV (Netherlands) 6.750% due 08/20/18	500,000	580,707
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23	300,000	299,295
7.500% due 04/01/21	270,000	289,913
Sprint Capital Corp 8.750% due 03/15/32	500,000	486,250
Sprint Corp 7.125% due 06/15/24	130,000	121,550
7.875% due 09/15/23	220,000	218,284
Telecom Italia Capital SA (Luxembourg) 5.250% due 10/01/15	2,000,000	2,047,500
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	200,000	221,660

	Principal Amount	Value
Verizon Communications Inc 2.500% due 09/15/16	$2,744,000	$2,806,747
3.500% due 11/01/24	180,000	177,214
4.150% due 03/15/24	1,810,000	1,875,203
5.150% due 09/15/23	110,000	121,552
6.400% due 09/15/33	900,000	1,110,550
6.550% due 09/15/43	1,900,000	2,437,748
Windstream Corp 7.500% due 04/01/23	500,000	500,000

		18,023,372

Utilities - 1.0%

AES Corp 8.000% due 06/01/20	250,000	286,875
Berkshire Hathaway Energy Co 6.500% due 09/15/37	500,000	656,563
Calpine Corp 6.000% due 01/15/22 ~	70,000	74,900
Dominion Resources Inc 5.200% due 08/15/19	114,000	127,265
Dynegy Finance I Inc 6.750% due 11/01/19 ~	700,000	713,125
7.375% due 11/01/22 ~	200,000	203,750
7.625% due 11/01/24 ~	100,000	102,125
Entergy Corp 3.625% due 09/15/15	500,000	507,202
FirstEnergy Corp 4.250% due 03/15/23	500,000	516,797
7.375% due 11/15/31	1,700,000	2,062,926
Pacific Gas & Electric Co 6.050% due 03/01/34	710,000	906,681
8.250% due 10/15/18	100,000	120,434
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	223,287

		6,501,930

Total Corporate Bonds & Notes (Cost $181,100,859)		181,447,117

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.1%

Chrysler Group LLC Tranche B 3.500% due 05/24/17 §	798,454	797,456

Health Care - 0.2%

Biomet Inc Term B 3.670% due 07/25/17 §	800,000	797,583
HCA Inc Tranche B-5 2.919% due 03/31/17 §	300,000	298,275

		1,095,858

Total Senior Loan Notes (Cost $1,898,216)		1,893,314

MORTGAGE-BACKED SECURITIES - 35.6%

Collateralized Mortgage Obligations - Commercial - 3.0%

Banc of America Commercial Mortgage Trust 5.638% due 04/10/49 " §	1,310,000	1,301,765
Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50 "	200,000	217,658
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	630,000	528,522
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47 "	290,000	297,221
4.017% due 10/10/47 "	270,000	282,362

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust 4.048% due 12/10/47 " §	$760,000	$794,065
4.239% due 11/10/47 "	400,000	419,705
Credit Suisse Commercial Mortgage Trust 5.467% due 09/15/39 "	746,108	785,817
CSMC Trust 3.953% due 09/15/37 " ~	520,000	554,421
3.993% due 09/15/38 " § ~	1,300,000	1,288,626
4.373% due 09/15/37 " ~	900,000	802,731
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.632% due 08/25/19 " §	25,077,120	545,227
GS Mortgage Securities Trust 4.772% due 08/10/46 " § ~	1,540,000	1,508,299
JP Morgan Chase Commercial Mortgage Securities Trust 2.261% due 08/15/27 " § ~	210,000	211,821
2.438% due 11/15/31 " § ~	490,000	491,802
3.461% due 08/15/27 " § ~	120,000	119,243
4.061% due 08/15/27 " § ~	510,000	504,847
4.572% due 07/15/47 " §	380,000	397,908
5.411% due 05/15/47 "	1,960,000	1,671,390
5.699% due 02/12/49 " §	1,090,000	996,132
JPMBB Commercial Mortgage Securities Trust 4.116% due 11/15/47 " §	290,000	302,122
4.461% due 09/15/47 " §	360,000	372,789
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	450,935	496,052
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 " §	210,000	204,782
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,405,111	1,476,067
Silenus European Loan Conduit Ltd (Ireland) 0.228% due 05/15/19 " § ~	EUR 15,286	18,247
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	$600,000	641,049
5.413% due 12/15/43 " §	1,920,000	1,960,885
Wells Fargo Commercial Mortgage Trust 4.302% due 07/01/46 " §	290,000	314,749
WFRBS Commercial Mortgage Trust (IO) 1.603% due 03/15/44 " § ~	7,684,609	419,245

		19,925,549

Collateralized Mortgage Obligations - Residential - 6.8%

Alternative Loan Trust 0.355% due 03/20/47 " §	2,682,928	2,136,260
2.631% due 06/25/37 " §	344,998	289,600
Arran Residential Mortgages Funding PLC (United Kingdom) 1.478% due 05/16/47 " § ~	EUR 489,186	596,625
Banc of America Funding Ltd 0.430% due 10/03/39 " § ~	$1,422,677	1,408,450
Banc of America Funding Trust 1.826% due 09/26/45 " § ~	4,213,951	2,896,068
2.634% due 05/25/35 " §	69,629	71,080
Banc of America Mortgage Trust 2.623% due 07/25/33 " §	36,540	36,706
BCAP LLC Trust 5.041% due 03/26/37 " § ~	81,299	80,297
Bear Stearns Adjustable Rate Mortgage Trust 2.430% due 10/25/35 " §	248,728	245,970
2.437% due 08/25/33 " §	91,509	93,310
2.618% due 01/25/35 " §	1,021,186	1,004,081
Bear Stearns ALT-A Trust 2.554% due 05/25/35 " §	47,724	45,967
2.590% due 11/25/36 " §	85,650	59,453
Chase Mortgage Finance Trust 5.628% due 09/25/36 " § Ω	184,924	167,879
Chevy Chase Funding LLC 0.420% due 08/25/35 " § ~	47,954	44,161

	Principal Amount	Value
Citigroup Mortgage Loan Trust 7.889% due 06/27/37 " § ~	$2,000,000	$2,137,938
Citigroup Mortgage Loan Trust Inc 2.280% due 09/25/35 " §	39,133	39,248
CitiMortgage Alternative Loan Trust (IO) 5.445% due 05/25/37 " §	8,915,365	1,423,597
Countrywide Home Loan Mortgage Pass-Through Trust 0.490% due 03/25/35 " §	24,225	23,298
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35 " Ω	98,966	83,665
Downey Saving & Loan Association Mortgage Loan Trust 0.344% due 04/19/47 " § Ω	219,582	57,700
Fannie Mae 1.625% due 11/25/23 " §	124,937	129,482
5.500% due 04/25/35 "	1,023,864	1,137,766
Fannie Mae (IO)
4.000% due 03/25/43 "	1,473,118	244,517
4.000% due 04/25/43 "	5,612,752	920,663
6.231% due 09/25/41 " §	4,729,664	957,002
Fannie Mae Connecticut Avenue Securities 3.070% due 07/25/24 " §	1,500,000	1,344,881
Freddie Mac 8.000% due 04/15/30 "	157,583	183,523
Freddie Mac (IO) 4.000% due 04/15/43 "	1,239,637	203,126
Freddie Mac Structured Agency Credit Risk Debt 4.170% due 08/25/24 " §	540,000	513,339
4.270% due 08/25/24 " §	760,000	717,505
4.920% due 10/25/24 " §	1,140,000	1,127,890
Government National Mortgage Association 3.100% due 09/16/47 " §	288,789	294,748
Government National Mortgage Association (IO) 0.711% due 04/16/47 " §	6,442,743	386,677
4.000% due 11/20/44	3,660,131	732,602
Granite Master Issuer PLC (United Kingdom) 0.245% due 12/20/54 " § ~	EUR 299,315	360,376
0.305% due 12/20/54 " § ~	498,339	600,484
0.425% due 12/20/54 " §	$239,242	237,615
Granite Mortgages PLC (United Kingdom) 0.461% due 01/20/44 " § ~	EUR 13,303	16,073
0.938% due 01/20/44 " § ~	GBP 13,462	20,911
0.940% due 09/20/44 " § ~	71,080	110,410
Greenpoint Mortgage Funding Trust 0.335% due 01/25/37 " §	$4,100,759	3,152,815
HarborView Mortgage Loan Trust 0.334% due 12/19/36 " § Ω	473,102	327,000
JP Morgan Mortgage Trust 2.636% due 02/25/35 " §	13,008	12,786
5.238% due 07/25/35 " §	146,987	147,490
5.750% due 01/25/36 " Ω	33,491	31,573
JP Morgan Resecuritization Trust 0.349% due 10/27/36 " § ~	3,351,000	1,504,067
0.362% due 12/27/36 " § ~	3,430,000	2,242,502
0.362% due 07/27/46 " § ~	3,350,000	1,758,817
Mellon Residential Funding Corp Mortgage Pass-Through Trust 0.641% due 06/15/30 " §	6,144	5,893
Merrill Lynch Mortgage Investors Trust 2.173% due 11/25/35 " §	2,447,412	2,423,197
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	45,777	46,430
Nomura Resecuritization Trust 13.190% due 06/26/35 " § ~	2,000,000	2,032,092
Prime Mortgage Trust 5.500% due 05/25/35 " ~	2,187,716	2,203,518
Reperforming Loan REMIC Trust 0.510% due 06/25/35 " § ~	80,613	72,255

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Residential Accredit Loans Inc Trust 6.000% due 06/25/36 "	$195,138	$164,287
Residential Asset Securitization Trust 0.570% due 05/25/33 " §	3,212	3,201
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.397% due 08/25/32 " §	36,229	35,753
2.605% due 10/28/35 " § ~	30,719	29,484
WaMu Mortgage Pass-Thru Certificates Trust 0.480% due 01/25/45 " §	20,755	19,331
1.513% due 08/25/42 " §	3,273	3,023
1.913% due 03/25/47 " §	2,412,199	1,966,184
1.921% due 02/27/34 " §	5,393	5,302
2.163% due 09/25/46 " §	77,798	71,540
4.462% due 02/25/37 " § Ω	363,846	333,517
Wells Fargo Mortgage-Backed Securities Trust 2.600% due 04/25/36 " § Ω	53,628	52,404
2.612% due 12/25/34 " §	61,950	62,464
2.612% due 03/25/36 " §	473,468	457,814
2.615% due 04/25/35 " §	1,785,631	1,852,078

		44,197,760

Fannie Mae - 21.9%

1.313% due 10/01/44 " §	28,654	29,345
2.168% due 09/01/35 " §	152,029	162,067
2.295% due 12/01/35 " §	21,174	22,473
2.310% due 08/01/22 "	500,000	496,628
2.415% due 11/01/32 " §	113,035	120,225
2.485% due 11/01/34 " §	98,323	105,244
2.500% due 01/01/30 "	2,000,000	2,035,599
3.000% due 09/01/21 "	2,829,969	2,953,490
3.000% due 09/01/28 "	542,517	565,231
3.000% due 01/01/30 "	8,100,000	8,417,156
3.000% due 02/12/45 "	5,000,000	5,046,875
3.500% due 01/01/30 "	6,600,000	6,971,427
3.500% due 09/01/42 "	177,411	185,172
3.500% due 01/01/45 "	10,200,000	10,628,428
3.500% due 01/14/45 "	5,000,000	5,210,014
4.000% due 08/01/18 "	249,175	264,015
4.000% due 09/01/18 "	1,385,071	1,467,584
4.000% due 12/01/18 "	380,359	403,013
4.000% due 03/01/25 "	277,301	294,849
4.000% due 04/01/25 "	316,915	338,811
4.000% due 06/01/25 "	172,027	183,818
4.000% due 07/01/25 "	189,692	202,703
4.000% due 09/01/25 "	569,195	605,815
4.000% due 12/01/25 "	110,589	117,923
4.000% due 04/01/26 "	874,023	931,956
4.000% due 06/01/26 "	77,976	82,664
4.000% due 08/01/26 "	333,766	357,950
4.000% due 06/01/29 "	54,677	58,885
4.000% due 11/01/30 "	164,964	177,696
4.000% due 09/01/41 "	728,041	784,816
4.000% due 11/01/42 "	1,343,924	1,449,611
4.000% due 05/01/43 "	3,466,572	3,704,193
4.000% due 01/01/45 "	20,000,000	21,339,741
4.000% due 01/14/45 "	7,000,000	7,468,909
4.371% due 12/01/36 " §	10,712	11,445
4.500% due 07/01/18 "	256,222	269,321
4.500% due 04/01/19 "	44,950	47,362
4.500% due 06/01/24 "	183,936	198,891
4.500% due 08/01/24 "	383,963	414,873
4.500% due 01/01/25 "	59,078	63,878
4.500% due 06/01/25 "	325,364	342,184
4.500% due 06/01/26 "	71,947	77,612
4.500% due 12/01/40 "	113,275	123,125
4.500% due 06/01/41 "	21,299	23,127
4.500% due 08/01/43 "	100,000	108,998
4.500% due 02/01/44 "	1,999,999	2,174,825
4.500% due 03/01/44 "	865,427	940,111

	Principal Amount	Value
4.500% due 07/01/44 "	$687,633	$759,082
4.500% due 10/01/44 "	4,353,999	4,802,087
4.500% due 01/01/45 "	7,100,000	7,706,397
4.500% due 02/12/45 "	14,000,000	15,169,463
5.000% due 02/01/25 "	242,337	267,559
5.000% due 02/01/27 "	22,178	24,486
5.000% due 06/01/27 "	3,201	3,534
5.000% due 08/01/27 "	2,483	2,748
5.000% due 02/01/35 "	30,484	33,756
5.000% due 09/01/35 "	28,290	31,334
5.000% due 12/01/35 "	1,049,093	1,161,425
5.000% due 07/01/37 "	16,156	17,837
5.000% due 05/01/40 "	11,905	13,170
5.000% due 08/01/40 "	11,992	13,271
5.000% due 01/01/45 "	9,200,000	10,164,727
5.500% due 12/01/20 "	5,202	5,502
5.500% due 07/01/21 "	16,979	18,339
5.500% due 08/01/21 "	67,381	71,275
5.500% due 10/01/21 "	81,928	89,814
5.500% due 12/01/21 "	6,680	7,064
5.500% due 04/01/22 "	52,585	57,443
5.500% due 05/01/22 "	258,581	280,925
5.500% due 07/01/22 "	12,906	14,100
5.500% due 06/01/23 "	70,782	76,461
5.500% due 09/01/23 "	52,102	55,099
5.500% due 02/01/24 "	23,894	26,701
5.500% due 01/01/28 "	305,072	341,147
5.500% due 03/01/28 "	8,186	9,169
5.500% due 06/01/30 "	587,474	659,602
5.500% due 11/01/32 "	139,731	156,150
5.500% due 01/01/34 "	7,489	8,424
5.500% due 02/01/34 "	28,676	32,305
5.500% due 03/01/34 "	6,802	7,656
5.500% due 04/01/34 "	163,639	184,062
5.500% due 02/01/35 "	82,895	93,158
5.500% due 04/01/35 "	52,436	58,856
5.500% due 05/01/35 "	306,689	344,370
5.500% due 06/01/35 "	53,675	60,229
5.500% due 07/01/35 "	606,591	680,337
5.500% due 08/01/35 "	95,219	106,749
5.500% due 10/01/35 "	549,074	615,048
5.500% due 11/01/35 "	455,471	510,245
5.500% due 12/01/35 "	67,996	75,986
5.500% due 01/01/36 "	13,691	15,365
5.500% due 05/01/36 "	511,097	572,688
5.500% due 07/01/36 "	40,687	45,730
5.500% due 09/01/36 "	46,391	52,177
5.500% due 11/01/36 "	10,094	11,318
5.500% due 08/01/39 "	26,142	29,230
5.500% due 12/01/39 "	483,622	541,472
5.500% due 02/12/45 "	3,000,000	3,352,737
6.000% due 09/01/22 "	16,323	18,493
6.000% due 01/01/23 "	10,878	12,321
6.000% due 02/01/33 "	7,370	8,351
6.000% due 12/01/35 "	27,368	31,181
6.000% due 06/01/36 "	18,246	20,773
6.000% due 07/01/36 "	1,806	2,049
6.000% due 08/01/36 "	4,239	4,806
6.000% due 09/01/36 "	52,471	59,466
6.000% due 10/01/36 "	76,145	86,455
6.000% due 11/01/36 "	36,898	41,905
6.000% due 12/01/36 "	129,446	147,099
6.000% due 03/01/37 "	8,283	9,382
6.000% due 06/01/37 "	118,107	134,739
6.000% due 09/01/37 "	123,075	141,532
6.000% due 12/01/38 "	701,280	794,896
6.000% due 10/01/39 "	360,131	408,636
6.000% due 04/01/40 "	526,018	595,766
6.000% due 06/01/40 "	89,481	101,532
6.000% due 10/01/40 "	468,953	532,127

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
6.000% due 04/01/41 "	$677,842	$769,828
6.000% due 05/01/41 "	2,485,174	2,820,349
6.500% due 03/01/17 "	9,560	9,981

		144,169,554

Freddie Mac - 0.6%

1.845% due 09/01/35 " §	20,023	20,955
2.222% due 06/01/35 " §	160,085	170,603
2.370% due 09/01/35 " §	87,282	93,492
2.375% due 11/01/31 " §	4,741	5,048
2.375% due 04/01/32 " §	18,062	19,164
3.500% due 10/01/42 "	446,134	465,537
3.500% due 02/01/44 "	198,999	207,697
4.500% due 08/01/40 "	951,067	1,032,191
5.500% due 03/01/23 "	7,116	7,938
5.500% due 04/01/38 "	672,535	752,717
5.500% due 06/01/38 "	162,523	181,859
5.500% due 07/01/38 "	68,473	76,621
5.500% due 12/01/38 "	71,539	79,857
5.500% due 01/01/39 "	510,046	570,749
5.500% due 03/01/39 "	263,352	294,554
5.500% due 05/01/40 "	19,478	21,795
6.000% due 12/01/22 "	12,696	14,360
6.000% due 03/01/23 "	37,039	41,881

		4,057,018

Government National Mortgage Association - 3.3%

3.500% due 01/01/45 "	13,900,000	14,585,885
4.000% due 01/01/45 "	4,800,000	5,145,447
5.000% due 10/15/38 "	390,126	430,307
5.000% due 12/15/38 "	289,439	318,896
5.000% due 02/15/39 "	116,980	128,997
5.000% due 03/15/39 "	412,424	454,404
5.000% due 04/15/39 "	555,472	613,682
5.000% due 04/15/39 "	15,487	17,137

		21,694,755

Total Mortgage-Backed Securities (Cost $232,734,470)		234,044,636

ASSET-BACKED SECURITIES - 8.3%

Aegis Asset Backed Security Corp 2.630% due 01/25/34 " §	2,060,186	1,940,713
Ally Auto Receivables Trust 0.480% due 02/15/17 "	4,900,000	4,895,811
Ameriquest Mortgage Securities Inc 0.670% due 09/25/35 " §	2,340,000	2,105,490
Argent Securities Inc 0.975% due 02/25/34 " §	1,100,363	991,152
1.295% due 11/25/34 " §	469,638	403,304
Asset Backed Funding Certificates Trust 0.870% due 06/25/34 " §	88,623	83,286
Asset Backed Securities Corp Home Equity Loan Trust 1.895% due 12/25/34 " §	2,459,993	2,212,752
Basic Asset Backed Securities Trust 0.480% due 04/25/36 " §	2,000,000	1,749,714
Bear Stearns Asset Backed Securities I Trust 0.370% due 12/25/36 " §	415,898	390,487
Bear Stearns Asset Backed Securities Trust 2.931% due 10/25/36 " §	113,890	111,756
Business Loan Express Business Loan Trust 0.600% due 02/25/31 " § ~	415,423	394,791
CIT Mortgage Loan Trust 1.420% due 10/25/37 " § ~	757,633	758,258
Citigroup Mortgage Loan Trust 0.620% due 11/25/45 " § ~	3,700,000	3,325,390
Citigroup Mortgage Loan Trust Inc 1.805% due 07/25/37 " §	1,122,000	995,327

	Principal Amount	Value
Countrywide Asset-Backed Certificates 0.495% due 04/25/36 " §	$2,450,000	$2,253,025
0.520% due 05/25/46 " § ~	1,878,804	1,802,226
FFMLT Trust 0.660% due 09/25/35 " §	5,200,000	4,981,379
Halcyon Structured Asset Management Ltd CLO (Cayman) 0.457% due 08/07/21 " § ~	447,750	446,113
HERO Funding Trust 3.990% due 09/21/40 " ~	450,000	448,136
Hillmark Funding Ltd (Cayman) 0.481% due 05/21/21 " § ~	849,801	840,623
HSBC Home Equity Loan Trust 0.315% due 03/20/36 " §	251,129	249,791
Long Beach Mortgage Loan Trust 0.730% due 10/25/34 " §	18,554	17,398
Park Place Securities Inc 0.430% due 09/25/35 " §	49,216	49,129
0.660% due 09/25/35 " §	2,294,000	1,870,085
1.895% due 02/25/35 " §	2,302,773	1,763,111
Santander Drive Auto Receivables Trust 0.441% due 08/15/17 " §	4,948,400	4,945,374
Securitized Asset-Backed Receivables LLC Trust 0.300% due 05/25/37 " § Ω	111,994	81,682
SMB Private Education Loan Trust 1.311% due 05/15/26 " § ~	2,000,000	2,004,940
1.661% due 04/15/32 " § ~	550,000	549,994
3.050% due 05/15/26 " ~	2,200,000	2,220,220
4.000% due 09/15/42 " ~	400,000	383,595
SoFi Professional Loan Program LLC 1.405% due 08/25/32 " § ~	640,000	641,377
2.550% due 08/27/29 " ~	3,940,000	3,940,520
Structured Asset Investment Loan Trust 0.660% due 08/25/35 " §	1,200,000	1,153,787
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	3,100,000	3,097,681
Wood Street BV CLO (Netherlands) 0.431% due 11/22/21 " § ~	EUR 188,234	226,171

Total Asset-Backed Securities (Cost $52,918,443)		54,324,588

U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae 2.173% due 10/09/19	$4,000,000	3,600,520
5.000% due 05/11/17 ‡	169,000	184,913
6.625% due 11/15/30	1,500,000	2,230,967
Tennessee Valley Authority 5.250% due 09/15/39	500,000	638,941

Total U.S. Government Agency Issues (Cost $6,598,056)		6,655,341

U.S. TREASURY OBLIGATIONS - 20.2%

U.S. Treasury Bonds - 7.0%

2.875% due 05/15/43 ‡	2,400,000	2,457,562
3.000% due 11/15/44	5,690,000	5,981,613
3.125% due 02/15/43 ‡	6,700,000	7,200,932
3.125% due 08/15/44	23,960,000	25,800,056
3.375% due 05/15/44 ‡	300,000	338,063
3.625% due 02/15/44	3,500,000	4,123,165

		45,901,391

U.S. Treasury Inflation Protected Securities - 7.3%

0.125% due 01/15/23 ^ ‡	4,937,856	4,785,864
0.125% due 07/15/24 ^ ‡	16,260,488	15,695,810
0.625% due 07/15/21 ^	9,271,240	9,408,139

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
0.625% due 01/15/24 ^	$1,414,547	$1,424,272
1.375% due 02/15/44 ^	2,913,911	3,313,321
2.375% due 01/15/25 ^	176,361	207,527
2.375% due 01/15/27 ^	10,832,632	12,997,046
2.500% due 01/15/29 ^	442,388	550,790

		48,382,769

U.S. Treasury Notes - 5.9%

1.500% due 10/31/19	15,000,000	14,904,495
1.500% due 11/30/19	6,290,000	6,249,216
1.625% due 07/31/19	2,240,000	2,243,499
1.625% due 12/31/19	3,630,000	3,624,896
2.000% due 05/31/21	2,330,000	2,340,648
2.250% due 11/15/24	2,530,000	2,547,394
2.375% due 08/15/24	6,840,000	6,963,175

		38,873,323

Total U.S. Treasury Obligations (Cost $131,526,005)		133,157,483

FOREIGN GOVERNMENT BONDS & NOTES - 6.7%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 100,000	123,425
Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	100,000	121,973
Brazil Notas do Tesouro Nacional Serie B (Brazil) 6.000% due 08/15/50 ^	BRL 1,200,000	1,132,794
Brazil Notas do Tesouro Nacional Serie F (Brazil) 10.000% due 01/01/17	6,434,000	2,311,561
Brazilian Government (Brazil) 4.250% due 01/07/25	$260,000	260,325
Colombia Government (Colombia) 5.625% due 02/26/44	600,000	678,000
Indonesia Government (Indonesia) 3.750% due 04/25/22 ~	450,000	445,500
4.875% due 05/05/21 ~	500,000	530,625
Italy Buoni Poliennali del Tesoro (Italy) 1.150% due 05/15/17	EUR 2,900,000	3,552,910
4.750% due 05/01/17	200,000	265,481
4.750% due 06/01/17	2,000,000	2,658,959
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 66,260,000	4,719,998
7.750% due 11/13/42	66,500,000	5,201,836
10.000% due 12/05/24	9,720,000	864,560
Mexico Government (Mexico) 5.550% due 01/21/45	$1,850,000	2,155,250
Poland Government (Poland) 4.000% due 01/22/24	1,060,000	1,130,225
Province of Ontario (Canada) 1.650% due 09/27/19	200,000	197,922
3.000% due 07/16/18	100,000	104,835
3.150% due 06/02/22	CAD 900,000	819,125
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	642,880
Russian Foreign (Russia) 7.500% due 03/31/30 ~	851,500	885,134
South Africa Government (South Africa) 5.875% due 09/16/25	850,000	959,863
Spain Government (Spain) 2.100% due 04/30/17	EUR 1,300,000	1,631,870
3.800% due 01/31/17	1,900,000	2,458,750
4.200% due 01/31/37	100,000	151,959
4.250% due 10/31/16	3,500,000	4,530,505
4.700% due 07/30/41	200,000	324,570
5.150% due 10/31/44 ~	100,000	173,206
5.500% due 07/30/17	1,400,000	1,909,984

	Principal Amount	Value
Turkey Government (Turkey) 5.625% due 03/30/21	$450,000	$496,688
5.750% due 03/22/24	600,000	673,500
6.250% due 09/26/22	200,000	228,750
6.625% due 02/17/45	350,000	431,288
United Kingdom Gilt (United Kingdom) 3.250% due 01/22/44 ~	GBP 600,000	1,079,358

Total Foreign Government Bonds & Notes (Cost $47,349,043)		43,853,609

MUNICIPAL BONDS - 2.1%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$1,000,000	1,615,390
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	800,000	653,208
City of North Las Vegas NV 6.572% due 06/01/40	900,000	816,129
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	200,000	293,512
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,648,508
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	100,000	113,839
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,955,536
State of California 7.500% due 04/01/34	100,000	148,758
7.600% due 11/01/40	1,400,000	2,185,862
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	780,000	671,198
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,509,131

Total Municipal Bonds (Cost $11,658,157)		13,611,071

PURCHASED OPTIONS - 0.0%
(See Note (g) in Notes to Schedule of Investments)
(Cost $159,815)		125,633

SHORT-TERM INVESTMENTS - 18.2%

Commercial Paper - 1.5%

Ford Motor Credit Co 0.680% due 03/02/15	1,400,000	1,398,835
Tesco Treasury Services 1.000% due 08/18/15	3,200,000	3,143,648
Vodafone Group 0.550% due 04/01/15	4,700,000	4,696,305
0.600% due 06/29/15	400,000	399,160

		9,637,948

Repurchase Agreements - 2.5%

Toronto Dominion Bank 0.170% due 01/02/15 (Dated 12/31/14, repurchase price of $8,100,115; collateralized by a U.S. Treasury Bond: 2.75% due 08/15/42 and value $8,273,709)	8,100,000	8,100,000
Toronto Dominion Bank 0.180% due 01/02/15 (Dated 12/30/14, repurchase price of $8,100,081; collateralized by a U.S. Treasury Bond: 2.75% due 08/15/42 and value $8,253,712)	8,100,000	8,100,000

		16,200,000

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
Money Market Fund - 14.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	93,678,320	$93,678,320

Total Short-Term Investments (Cost $119,548,722)		119,516,268

TOTAL INVESTMENTS - 120.0% (Cost $785,491,786)		788,629,060

OTHER ASSETS & LIABILITIES, NET - (20.0%)		(131,401,378)

NET ASSETS - 100.0%		$657,227,682

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $1,135,420 or 0.2% of the fund’s net assets were in default as of December 31, 2014.

(c)	As of December 31, 2014, investments with a total aggregate value of $2,612,345 were fully or partially segregated with the brokers(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.
(d)	Open futures contracts outstanding as of December 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (03/15)	92	$176,540
Eurodollar (12/15)	80	(33,260)
Eurodollar (06/16)	56	13,631
Eurodollar (12/16)	20	4,935
Eurodollar (03/17)	16	1,698
U.S. Treasury 5-Year Notes (03/15)	261	(70,696)
U.S. Treasury 5-Year Notes (03/15)	107	25,578
U.S. Treasury 10-Year Notes (03/15)	360	223,934
U.S. Treasury 30-Year Bonds (03/15)	31	(25,607)
U.S. Treasury 30-Year Bonds (03/15)	289	817,622
U.S. Treasury Ultra Long-Term Bonds (03/15)	58	420,225

		1,554,600

Short Futures Outstanding
90-Day LIBOR Sterling (06/15)	128	(82,137)
90-Day LIBOR Sterling (09/15)	46	(4,457)
Canada Treasury 10-Year Notes (03/15)	5	(11,456)
Euro FX (03/15)	65	278,476
Euro-Bund (03/15)	64	(174,054)
Eurodollar (03/15)	123	7,288
Eurodollar (06/15)	92	(1,432)
Eurodollar (09/15)	28	(37)
Eurodollar (09/15)	64	1,813
Eurodollar (12/15)	49	3,487
Eurodollar (03/16)	20	1,209
Eurodollar (06/18)	111	(11,461)
JPY FX (03/15)	33	37,268
U.S. Treasury 2-Year Notes (03/15)	2	494
U.S. Treasury 10-Year Notes (03/15)	142	(57,459)
U.S. Treasury 10-Year Notes (03/15)	107	60,547
U.S. Treasury Long Bonds (03/15)	156	(267,147)
U.S. Treasury Long Bonds (03/15)	24	7,446

		(211,612)

Total Futures Contracts		$1,342,988

(e)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month ended December 31, 2014 was $1,732,885 at a weighted average interest rate of 0.000%.

(f)	Forward foreign currency contracts outstanding as of December 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,924,000	USD	1,614,871	01/15	GSC	($44,706)
CAD	4,764,566	USD	4,158,215	03/15	CIT	(62,743)
CHF	340,000	USD	350,715	02/15	CIT	(8,472)
CHF	167,000	USD	172,072	02/15	JPM	(3,970)
EUR	2,307,692	USD	2,879,238	02/15	BOA	(85,602)
EUR	106,000	USD	132,957	02/15	CIT	(4,630)
EUR	8,427,000	USD	10,444,047	02/15	GSC	(242,066)
INR	11,259,000	USD	180,000	01/15	JPM	(1,945)
JPY	16,455,376	USD	139,000	01/15	CIT	(1,614)
JPY	293,741,577	USD	2,432,642	01/15	CIT	19,807
JPY	183,400,000	USD	1,551,364	01/15	GSC	(20,157)
JPY	137,965,195	USD	1,165,048	01/15	HSB	(13,177)
JPY	99,900,000	USD	826,231	01/15	JPM	7,834
JPY	1,226,100,000	USD	10,283,378	01/15	UBS	(46,665)
MXN	5,948,000	USD	437,403	02/15	BRC	(35,159)
MXN	32,488,830	USD	2,424,859	02/15	JPM	(227,742)
MXN	72,297,390	USD	5,298,284	03/15	JPM	(421,925)
USD	2,526,912	AUD	2,954,150	01/15	HSB	116,048
USD	288,912	AUD	353,000	01/15	JPM	832
USD	241,136	AUD	296,000	02/15	CIT	90
USD	452,399	AUD	559,000	02/15	GSC	(2,818)
USD	187,003	AUD	230,000	02/15	HSB	(296)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	165,540	AUD	203,000	02/15	HSB	$228
USD	479,310	BRL	1,263,700	02/15	UBS	8,347
USD	5,244,073	CAD	5,744,436	02/15	CIT	304,089
USD	648,940	CHF	625,000	02/15	GSC	19,817
USD	2,836,958	EUR	2,295,000	02/15	CIT	58,562
USD	733,606	EUR	601,000	02/15	DUB	6,017
USD	34,989,982	EUR	28,089,876	02/15	GSC	983,527
USD	191,388	EUR	154,000	02/15	JPM	4,951
USD	7,681,806	EUR	6,249,000	02/15	UBS	116,578
USD	133,793	EUR	100,000	08/15	DUB	12,478
USD	1,374,142	GBP	880,000	02/15	JPM	2,945
USD	120,000	INR	7,506,000	01/15	HSB	1,296
USD	395,000	INR	25,186,000	01/15	JPM	(2,110)
USD	487,000	INR	31,011,380	01/15	UBS	(2,145)
USD	10,000	INR	632,100	02/15	GSC	102
USD	60,000	INR	3,796,970	02/15	UBS	546
USD	212,000	JPY	25,310,739	01/15	BOA	690
USD	326,000	JPY	39,349,993	01/15	CSF	(2,519)
USD	2,968,417	JPY	348,592,525	01/15	DUB	58,032
USD	2,575,138	JPY	305,400,000	01/15	GSC	25,352
USD	3,344,184	JPY	394,100,000	01/15	JPM	53,843
USD	8,023,164	JPY	948,662,148	01/15	UBS	102,781
USD	2,990,569	JPY	360,842,000	02/15	CIT	(22,856)
USD	510,428	JPY	61,451,434	02/15	UBS	(2,759)
USD	1,000,000	JPY	101,968,500	08/15	HSB	146,290
USD	113,322	MXN	1,544,000	02/15	GSC	8,906
USD	2,670,654	MXN	37,806,134	02/15	JPM	113,945
USD	1,790,000	MXN	26,630,725	03/15	BRC	(6,434)
USD	588,000	MXN	8,604,204	03/15	BRC	7,658
USD	5,290,957	MXN	72,258,597	03/15	JPM	417,214

Total Forward Foreign Currency Contracts						$1,336,295

(g)	Purchased options outstanding as of December 31, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Referenced Obligation	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX IG 23 5Y	0.600%	01/21/15	BNP	$7,830,000	$10,179	$1,413

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - MXN versus USD	MXN 14.36	03/12/15	BRC	$6,210,000	$53,033	$279
Put - MXN versus USD	14.12	03/17/15	BRC	1,960,000	17,483	49

					$70,516	$328

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.205%	01/16/20	GSC	$1,300,000	$19,273	$15,660

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 10-Year Notes (01/15)	$126.50	01/23/15	CME	12	$5,570	$9,188
Call - U.S. Treasury 30-Year Bonds (01/15)	145.00	01/23/15	CME	3	2,400	2,766
Call - Eurodollar Midcurve (03/15)	98.25	03/13/15	CME	21	5,493	3,806

					13,463	15,760

Put - U.S. Treasury 10-Year Notes (01/15)	125.00	01/23/15	CME	9	1,623	844
Put - U.S. Treasury 10-Year Notes (01/15)	127.00	01/23/15	CME	44	28,956	75,625
Put - U.S. Treasury 30-Year Bonds (01/15)	144.00	01/23/15	CME	16	14,552	14,000
Put - U.S. Treasury 10-Year Notes (03/15)	99.00	02/20/15	CME	4	34	63
Put - U.S. Treasury 10-Year Notes (03/15)	100.00	02/20/15	CME	53	448	828
Put - U.S. Treasury 10-Year Notes (03/15)	101.00	02/20/15	CME	5	42	78
Put - U.S. Treasury 10-Year Notes (03/15)	103.00	02/20/15	CME	63	533	984

					46,188	92,422

					$59,651	$108,182

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 4.500% due 03/12/45 (03/15)	$88.03	03/05/15	DUB	$2,000,000	$79	$—
Put - Fannie Mae 4.500% due 06/11/45 (06/15)	84.00	06/04/15	JPM	3,000,000	117	50

					$196	$50

Total Purchased Options					$159,815	$125,633

(h)	Transactions in written options for the nine-month period ended December 31, 2014 were as follows:

	Number of Contracts	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2014	—	—	—	113,600,000	$729,142
Call Options Written	811	700,000	12,700,000	117,100,000	1,025,127
Put Options Written	380	—	9,700,000	41,100,000	1,303,827
Call Options Closed	(45)	—	—	(22,000,000)	(206,346)
Put Options Closed	(39)	—	—	(32,300,000)	(271,648)
Call Options Expired	(403)	—	—	(102,100,000)	(688,511)
Put Options Expired	(194)	—	—	(65,800,000)	(984,802)

Outstanding, December 31, 2014	510	700,000	22,400,000	49,600,000	$906,789

(i)	Premiums received and value of written options outstanding as of December 31, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Europe 22 5Y	0.600%	01/21/15	CIT	EUR 800,000	$1,392	($962)
Call - iTraxx Europe 22 5Y	0.600%	01/21/15	GSC	400,000	487	(481)
Call - iTraxx Europe 22 5Y	0.600%	01/21/15	JPM	300,000	421	(361)
Call - iTraxx Europe 22 5Y	0.550%	02/18/15	CIT	1,100,000	828	(1,138)
Call - iTraxx Europe 22 5Y	0.550%	02/18/15	JPM	200,000	176	(207)

					3,304	(3,149)

Credit Default Swaptions on Credit Indices - Sell Protection

Put - iTraxx Europe 22 5Y	0.900%	01/21/15	CIT	500,000	977	(88)
Put - iTraxx Europe 22 5Y	1.000%	01/21/15	CIT	300,000	712	(27)
Put - iTraxx Europe 22 5Y	1.000%	01/21/15	GSC	400,000	1,101	(36)
Put - iTraxx Europe 22 5Y	1.000%	01/21/15	JPM	300,000	842	(27)
Put - iTraxx Europe 22 5Y	1.100%	01/21/15	GSC	200,000	505	(11)
Put - iTraxx Europe 22 5Y	1.200%	01/21/15	GSC	500,000	1,226	(19)
Put - iTraxx Europe 22 5Y	0.850%	02/18/15	CIT	1,100,000	2,242	(1,080)
Put - iTraxx Europe 22 5Y	0.850%	02/18/15	JPM	200,000	401	(196)

					8,006	(1,484)

					$11,310	($4,633)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - INR versus USD	INR 63.00	01/06/15	HSB	$400,000	$4,500	($2,039)
Call - AUD versus USD	$0.88	01/08/15	DUB	AUD 300,000	1,683	(34)
Call - MXN versus USD	MXN 13.80	01/14/15	HSB	$400,000	3,760	(18,961)
Call - EUR versus USD	$1.26	01/20/15	BRC	EUR 500,000	5,105	(264)
Call - EUR versus USD	1.27	01/20/15	BRC	300,000	2,331	(134)
Call - BRL versus USD	BRL 2.80	01/21/15	JPM	$300,000	2,880	(1,078)
Call - INR versus USD	INR 63.40	01/22/15	JPM	200,000	1,274	(1,506)
Call - BRL versus USD	BRL 2.80	01/23/15	JPM	300,000	2,355	(1,234)
Call - EUR versus USD	$1.27	01/27/15	DUB	EUR 500,000	4,264	(298)
Call - INR versus USD	INR63.27	01/27/15	BRC	$600,000	4,200	(5,918)
Call - INR versus USD	63.15	01/28/15	DUB	400,000	2,572	(4,496)
Call - INR versus USD	63.85	02/05/15	BRC	700,000	3,800	(5,755)
Call - EUR versus USD	$1.26	02/10/15	DUB	EUR 1,500,000	17,580	(2,730)
Call - BRL versus USD	BRL 2.90	02/12/15	JPM	$400,000	3,160	(1,618)
Call - EUR versus USD	$1.27	02/13/15	CIT	EUR 500,000	5,465	(825)
Call - EUR versus USD	1.27	02/18/15	DUB	400,000	4,573	(607)
Call - INR versus USD	INR 63.85	02/25/15	HSB	$200,000	1,700	(2,414)
Call - INR versus USD	64.25	02/25/15	BRC	300,000	2,535	(2,909)
Call - INR versus USD	64.25	02/25/15	UBS	600,000	5,094	(5,818)
Call - INR versus USD	65.90	05/12/15	JPM	1,600,000	13,120	(22,534)

					91,951	(81,172)

Put - INR versus USD	60.00	01/06/15	HSB	400,000	900	(1)
Put - JPY versus USD	JPY 110.50	01/07/15	UBS	400,000	3,850	(76)
Put - JPY versus USD	112.50	01/12/15	UBS	3,500,000	27,387	(2,321)
Put - MXN versus USD	MXN 13.20	01/14/15	HSB	400,000	1,560	(6)
Put - AUD versus USD	$0.86	01/16/15	DUB	AUD 400,000	4,239	(15,827)
Put - BRL versus USD	BRL 2.30	01/21/15	JPM	$300,000	2,220	(221)
Put - BRL versus USD	2.30	01/23/15	JPM	300,000	2,355	(276)
Put - INR versus USD	INR 60.92	01/28/15	DUB	400,000	2,432	(283)
Put - JPY versus USD	JPY 111.50	02/09/15	UBS	300,000	2,423	(277)
Put - JPY versus USD	112.00	02/09/15	UBS	200,000	2,010	(216)
Put - JPY versus USD	112.50	02/11/15	UBS	1,400,000	12,915	(1,991)
Put - BRL versus USD	BRL 2.40	02/12/15	JPM	400,000	1,240	(620)
Put - JPY versus USD	JPY 112.60	02/13/15	JPM	1,800,000	17,730	(2,943)
Put - JPY versus USD	112.00	03/12/15	BRC	2,900,000	34,568	(8,163)
Put - JPY versus USD	110.00	05/12/15	UBS	2,400,000	27,840	(10,800)
Put - JPY versus USD	112.00	05/15/15	CIT	200,000	3,420	(1,389)
Put - JPY versus USD	112.00	05/15/15	JPM	100,000	1,695	(695)
Put - JPY versus USD	112.50	05/22/15	DUB	600,000	6,810	(4,867)
Put - JPY versus USD	100.00	07/03/15	UBS	800,000	5,120	(1,205)
Put - JPY versus USD	99.00	09/30/15	CIT	2,200,000	22,169	(6,173)
Put - JPY versus USD	109.00	11/10/15	JPM	600,000	11,475	(7,402)

					194,358	(65,752)

					$286,309	($146,924)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($255)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(167)

						$18,060	($422)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	1.200%	01/20/15	GSC	EUR 5,400,000	$29,217	($238,710)
Call - 10-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	0.950%	03/23/15	DUB	800,000	2,073	(15,138)

							31,290	(253,848)

Put - 30-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	3.320%	01/16/15	MSC	$1,100,000	11,220	(1)
Put - 10-Year Interest Rate Swap	Pay	3- Month EUR-LIBOR	1.600%	01/20/15	GSC	EUR 5,400,000	56,974	(1)
Put - 5-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	2.770%	01/23/15	MSC	$3,300,000	462	—
Put - 30-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	3.300%	01/30/15	MSC	600,000	6,900	(34)
Put - 10-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	2.800%	02/02/15	MSC	2,000,000	31,900	(239)
Put - 30-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	3.250%	03/02/15	MSC	600,000	5,595	(488)
Put - 10-Year Interest Rate Swap	Pay	3- Month EUR-LIBOR	1.550%	03/23/15	DUB	EUR 800,000	6,635	(216)
Put - 30-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	3.270%	03/27/15	DUB	$1,200,000	14,550	(2,287)
Put - 5-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	2.600%	09/14/15	MSC	3,400,000	44,625	(18,107)
Put - 5-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	2.520%	09/18/15	MSC	8,300,000	72,625	(53,923)
Put - 2-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	2.800%	01/16/18	GSC	1,300,000	16,250	(13,731)

							267,736	(89,027)

							$299,026	($342,875)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - EUR FX (01/15)	$1.25	01/09/15	CME	7	$10,202	($219)
Call - JPY FX (01/15)	86.00	01/09/15	CME	14	17,380	(1,575)
Call - U.S. Treasury 5-Year Notes (02/15)	118.75	01/23/15	CME	18	5,285	(8,297)
Call - U.S. Treasury 5-Year Notes (02/15)	119.75	01/23/15	CME	6	871	(563)
Call - U.S. Treasury 10-Year Notes (02/15)	127.00	01/23/15	CME	7	2,977	(3,609)
Call - U.S. Treasury 10-Year Notes (02/15)	127.50	01/23/15	CME	44	18,154	(14,437)
Call - U.S. Treasury 10-Year Notes (02/15)	128.00	01/23/15	CME	24	13,860	(4,875)
Call - U.S. Treasury 10-Year Notes (02/15)	128.50	01/23/15	CME	9	5,080	(1,266)
Call - U.S. Treasury 10-Year Notes (02/15)	129.00	01/23/15	CME	6	1,012	(562)
Call - U.S. Treasury 30-Year Bonds (02/15)	143.00	01/23/15	CME	28	25,815	(58,188)
Call - U.S. Treasury 30-Year Bonds (02/15)	144.00	01/23/15	CME	18	14,301	(25,875)
Call - U.S. Treasury 30-Year Bonds (02/15)	146.00	01/23/15	CME	29	12,654	(11,250)
Call - U.S. Treasury 30-Year Bonds (02/15)	147.00	01/23/15	CME	15	12,467	(5,156)
Call - U.S. Treasury 10-Year Notes (03/15)	125.50	02/20/15	CME	2	1,431	(3,438)
Call - U.S. Treasury 10-Year Notes (03/15)	127.00	02/20/15	CME	6	4,012	(5,063)
Call - U.S. Treasury 10-Year Notes (03/15)	127.50	02/20/15	CME	46	23,569	(29,469)
Call - U.S. Treasury 10-Year Notes (03/15)	128.00	02/20/15	CME	29	15,078	(14,047)
Call - U.S. Treasury 10-Year Notes (03/15)	129.00	02/20/15	CME	45	18,963	(12,656)
Call - JPY FX (03/15)	87.00	03/06/15	CME	10	15,218	(6,000)

					218,329	(206,545)

Put - U.S. Treasury 5-Year Notes (02/15)	118.75	01/23/15	CME	13	4,786	(3,656)
Put - U.S. Treasury 10-Year Notes (02/15)	125.50	01/23/15	CME	17	6,960	(2,922)
Put - U.S. Treasury 10-Year Notes (02/15)	126.50	01/23/15	CME	26	11,806	(12,188)
Put - JPY FX (02/15)	82.00	02/06/15	CME	3	4,240	(2,400)
Put - U.S. Treasury 10-Year Notes (03/15)	121.50	02/20/15	CME	2	1,712	(94)
Put - U.S. Treasury 10-Year Notes (03/15)	123.00	02/20/15	CME	16	6,323	(1,500)
Put - U.S. Treasury 10-Year Notes (03/15)	124.50	02/20/15	CME	26	17,540	(5,688)
Put - U.S. Treasury 10-Year Notes (03/15)	125.00	02/20/15	CME	44	20,388	(13,062)

					73,755	(41,510)

					$292,084	($248,055)

Total Written Options					$906,789	($742,909)

(j)	Swap agreements outstanding as of December 31, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Venezuela Government	5.000%	06/20/15	BRC	53.467%	$100,000	$19,356	$12,999	$6,357
Venezuela Government	5.000%	06/20/15	GSC	53.467%	200,000	38,713	23,100	15,613

						$58,069	$36,099	$21,970

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	03/20/15	BRC	0.370%	$400,000	$663	($8,999)	$9,662
Mexico Government	1.000%	03/20/15	CIT	0.370%	400,000	663	(9,184)	9,847
Mexico Government	1.000%	03/20/15	DUB	0.370%	200,000	332	(4,592)	4,924
Brazilian Government	1.000%	06/20/15	DUB	0.788%	1,000,000	1,286	(10,975)	12,261
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	GSC	0.035%	1,100,000	5,350	10,164	(4,814)
Brazilian Government	1.000%	06/20/15	HSB	0.788%	1,000,000	1,286	(10,975)	12,261
Brazilian Government	1.000%	09/20/15	BRC	0.789%	1,000,000	1,820	(7,735)	9,555
Mexico Government	1.000%	09/20/15	BRC	0.370%	1,000,000	4,868	(7,735)	12,603
Brazilian Government	1.000%	09/20/15	HSB	0.789%	600,000	1,092	(5,961)	7,053
Brazilian Government	1.000%	09/20/15	UBS	0.789%	500,000	910	(4,731)	5,641
Greek Government	1.000%	12/20/15	GSC	16.350%	EUR 100,000	(16,157)	(5,165)	(10,992)
Greek Government	1.000%	12/20/15	GSC	18.551%	$400,000	(58,829)	(29,549)	(29,280)
General Electric Capital Corp	1.000%	12/20/15	MSC	0.292%	500,000	3,603	(9,796)	13,399
Brazilian Government	1.000%	03/20/16	CIT	0.995%	2,200,000	760	(15,567)	16,327
Mexico Government	1.000%	03/20/16	CIT	0.437%	1,100,000	7,917	(8,978)	16,895
Mexico Government	1.000%	03/20/16	DUB	0.437%	700,000	5,038	(5,135)	10,173
General Electric Capital Corp	1.000%	06/20/16	BRC	0.339%	1,800,000	18,108	26,736	(8,628)
Brazilian Government	1.000%	06/20/16	CIT	1.089%	700,000	(716)	(2,363)	1,647
Brazilian Government	1.000%	09/20/16	GSC	1.155%	200,000	(476)	(1,217)	741
Mexico Government	1.000%	09/20/16	JPM	0.523%	100,000	853	577	276
Indonesia Government	1.000%	06/20/17	DUB	0.729%	200,000	1,387	(5,884)	7,271
Italy Government	1.000%	06/20/17	GSC	0.722%	500,000	3,544	2,848	696
Russia Government	1.000%	06/20/17	HSB	4.955%	2,300,000	(206,863)	(49,783)	(157,080)
Indonesia Government	1.000%	06/20/17	UBS	0.729%	800,000	5,549	(24,192)	29,741
MetLife Inc	1.000%	03/20/19	BRC	0.525%	2,700,000	53,519	30,101	23,418
Prudential Financial Inc	1.000%	03/20/19	BRC	0.431%	3,100,000	73,619	49,794	23,825
JPMorgan Chase & Co	1.000%	03/20/19	DUB	0.502%	2,300,000	47,756	42,061	5,695
Mexico Government	1.000%	03/20/19	DUB	0.850%	6,900,000	44,355	36,879	7,476
Prudential Financial Inc	1.000%	03/20/19	DUB	0.431%	1,100,000	26,177	18,525	7,652
American International Group Inc	1.000%	03/20/19	GSC	0.390%	2,100,000	53,415	31,661	21,754
Colombia Government	1.000%	03/20/19	GSC	1.186%	1,800,000	(13,094)	(16,452)	3,358
Colombia Government	1.000%	03/20/19	HSB	1.186%	7,700,000	(56,014)	(63,012)	6,998
General Electric Capital Corp	1.000%	03/20/19	JPM	0.510%	1,800,000	36,658	28,913	7,745
AT&T Inc	1.000%	03/20/19	MSC	0.547%	2,800,000	52,973	43,594	9,379
Brazilian Government	1.000%	03/20/19	MSC	1.681%	2,200,000	(59,403)	(84,988)	25,585
Italy Government	1.000%	06/20/19	BRC	1.114%	300,000	(1,379)	(1,992)	613
Italy Government	1.000%	06/20/19	DUB	1.114%	500,000	(2,298)	(3,635)	1,337
Italy Government	1.000%	06/20/19	HSB	1.114%	500,000	(2,298)	(3,635)	1,337
Russia Government	1.000%	06/20/19	JPM	4.809%	2,100,000	(304,550)	(121,183)	(183,367)
Russia Government	1.000%	06/20/19	MSC	4.809%	600,000	(87,014)	(34,079)	(52,935)
Petrobras International Finance Co SA	1.000%	12/20/19	BRC	4.408%	100,000	(14,329)	(10,916)	(3,413)
Petrobras International Finance Co SA	1.000%	12/20/19	GSC	4.408%	300,000	(42,988)	(32,995)	(9,993)
Petrobras International Finance Co SA	1.000%	12/20/19	JPM	4.408%	200,000	(28,659)	(22,568)	(6,091)
Telstra Corp	1.000%	06/20/21	DUB	0.668%	1,400,000	28,726	19,630	9,096

						($412,840)	($282,488)	($130,352)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
CDX HY 22 5Y	5.000%	06/20/19	CME	$9,900	$691	$599	$92

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 13 5Y	5.000%	06/20/15	BRC	$1,598,000	($5,739)	$93,483	($99,222)
CDX EM 13 5Y	5.000%	06/20/15	DUB	846,000	(3,038)	110,480	(113,518)
CDX EM 13 5Y	5.000%	06/20/15	HSB	1,128,000	(4,051)	127,126	(131,177)
CDX EM 13 5Y	5.000%	06/20/15	MSC	846,000	(3,038)	95,175	(98,213)
CDX IG 9 10Y	0.548%	12/20/17	GSC	96,450	1,278	—	1,278
ABX HE AAA	0.110%	05/25/46	BRC	2,440,128	(485,376)	(496,869)	11,493

					(499,964)	(70,605)	(429,359)

			Exchange
CDX IG 22 5Y	1.000%	06/20/19	CME	2,710,000	49,786	40,171	9,615
CDX IG 23 5Y	1.000%	12/20/19	CME	1,710,000	27,873	23,233	4,640
CDX IG 23 5Y	1.000%	12/20/19	ICE	1,500,000	24,400	21,070	3,330
iTraxx SEN 22 5Y	1.000%	12/20/19	ICE	EUR 600,000	11,727	(4,174)	15,901
CDX HY 23 5Y	5.000%	12/20/19	CME	$3,200,000	203,834	217,088	(13,254)

					317,620	297,388	20,232

					($182,344)	$226,783	($409,127)

					($536,424)	($19,007)	($517,417)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL CDI Compounded	GSC	11.470%	01/02/17	BRL 6,700,000	($19,627)	$3,732	($23,359)
BRL CDI Compounded	HSB	11.470%	01/02/17	8,100,000	(59,030)	4,617	(63,647)
BRL CDI Compounded	JPM	11.470%	01/02/17	5,500,000	(16,112)	(1,047)	(15,065)
28-Day MXN TIIE	DUB	5.700%	01/18/19	MXN 10,000,000	6,090	(4,168)	10,258
28-Day MXN TIIE	JPM	5.700%	01/18/19	3,000,000	1,827	(1,022)	2,849
BRL CDI Compounded	MSC	11.500%	01/04/21	BRL 9,200,000	(51,354)	18,194	(69,548)
BRL CDI Compounded	DUB	11.680%	01/04/21	5,900,000	(18,262)	8,963	(27,225)
BRL CDI Compounded	HSB	12.055%	01/04/21	2,600,000	996	5,424	(4,428)
BRL CDI Compounded	MSC	12.055%	01/04/21	1,700,000	2,750	(9,743)	12,493
BRL CDI Compounded	MSC	12.560%	01/04/21	3,400,000	28,671	10,492	18,179
28-Day MXN TIIE	UBS	5.840%	09/14/21	MXN 1,400,000	337	301	36
28-Day MXN TIIE	CIT	6.915%	09/10/29	18,600,000	40,082	24,406	15,676
28-Day MXN TIIE	DUB	6.810%	06/19/34	7,000,000	(8,343)	6,791	(15,134)

					(91,975)	66,940	(158,915)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD Federal Funds	CME	0.089%	02/27/15	$14,500,000	$22,235	($74)	$22,309
1-Day USD Federal Funds	CME	1.000%	10/15/17	35,300,000	(236,760)	(41,606)	(195,154)
28-Day MXN TIIE	CME	5.700%	01/18/19	MXN 3,000,000	3,956	7,181	(3,225)
28-Day MXN TIIE	CME	5.840%	09/14/21	1,000,000	291	272	19
28-Day MXN TIIE	CME	6.000%	09/02/22	25,800,000	19,549	56,224	(36,675)
3-Month USD-LIBOR	CME	4.000%	06/19/24	$3,900,000	199,259	64,242	135,017
28-Day MXN TIIE	CME	6.810%	06/19/34	MXN 59,600,000	(32,615)	51,808	(84,423)

					(24,085)	138,047	(162,132)

					($116,060)	$204,987	($321,047)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	0.665%	04/17/16	$60,600,000	($7,502)	$5,148	($12,650)
6-Month GBP-LIBOR	CME	1.500%	09/18/16	GBP 7,600,000	(106,829)	(84,500)	(22,329)
6-Month GBP-LIBOR	CME	1.590%	10/05/16	5,700,000	(32,477)	114	(32,591)
6-Month GBP-LIBOR	CME	1.510%	10/07/16	1,300,000	(9,977)	13	(9,990)
3-Month USD-LIBOR	CME	1.000%	04/17/17	$26,000,000	68,474	87,921	(19,447)
6-Month GBP-LIBOR	CME	1.880%	10/05/17	GBP 2,600,000	(62,778)	—	(62,778)
3-Month USD-LIBOR	CME	1.800%	12/03/19	$6,900,000	(21,470)	—	(21,470)
6-Month EUR-LIBOR	CME	0.450%	12/09/19	EUR 1,100,000	6,305	—	6,305
3-Month USD-LIBOR	CME	1.750%	03/19/20	$13,400,000	84,291	83,022	1,269
3-Month USD-LIBOR	CME	2.550%	09/04/24	200,000	(5,000)	(394)	(4,606)
3-Month USD-LIBOR	CME	3.000%	06/19/43	16,500,000	(1,057,978)	906,848	(1,964,826)
3-Month USD-LIBOR	CME	2.800%	12/18/43	4,900,000	(109,050)	228,579	(337,629)
6-Month EUR-LIBOR	CME	2.307%	10/21/44	EUR 1,300,000	(108,684)	—	(108,684)

					($1,362,675)	$1,226,751	($2,589,426)

					($1,478,735)	$1,431,738	($2,910,473)

Total Swap Agreements					($2,015,159)	$1,412,731	($3,427,890)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$181,447,117	$—	$180,968,591	$478,526
	Senior Loan Notes	1,893,314	—	1,893,314	—
	Mortgage-Backed Securities	234,044,636	—	219,560,436	14,484,200
	Asset-Backed Securities	54,324,588	—	48,717,703	5,606,885
	U.S. Government Agency Issues	6,655,341	—	6,655,341	—
	U.S. Treasury Obligations	133,157,483	—	133,157,483	—
	Foreign Government Bonds & Notes	43,853,609	—	43,853,609	—
	Municipal Bonds	13,611,071	—	13,611,071	—
	Short-Term Investments	119,516,268	93,678,320	25,837,948	—
	Derivatives:
	Credit Contracts
	Purchased Options	1,413	—	1,413	—
	Swaps	859,885	—	859,885	—

	Total Credit Contracts	861,298	—	861,298	—

	Foreign Currency Contracts
	Futures	315,744	315,744	—	—
	Forward Foreign Currency Contracts	2,598,805	—	2,598,805	—
	Purchased Options	328	—	328	—

	Total Foreign Currency Contracts	2,914,877	315,744	2,599,133	—

	Interest Rate Contracts
	Futures	1,766,447	1,766,447	—	—
	Purchased Options	123,892	104,376	19,516	—
	Swaps	485,113	—	485,113	—

	Total Interest Rate Contracts	2,375,452	1,870,823	504,629	—

	Total Assets - Derivatives	6,151,627	2,186,567	3,965,060	—

	Total Assets	794,655,054	95,864,887	678,220,556	20,569,611

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(4,633)	—	(4,633)	—
	Swaps	(1,396,309)	—	(1,396,309)	—

	Total Credit Contracts	(1,400,942)	—	(1,400,942)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,262,510)	—	(1,262,510)	—
	Written Options	(157,118)	(10,194)	(146,924)	—

	Total Foreign Currency Contracts	(1,419,628)	(10,194)	(1,409,434)	—

	Interest Rate Contracts
	Futures	(739,203)	(739,203)	—	—
	Written Options	(581,158)	(237,861)	(343,297)	—
	Swaps	(1,963,848)	—	(1,963,848)	—

	Total Interest Rate Contracts	(3,284,209)	(977,064)	(2,307,145)	—

	Total Liabilities - Derivatives	(6,104,779)	(987,258)	(5,117,521)	—

	Total Liabilities	(6,104,779)	(987,258)	(5,117,521)	—

	Total	$788,550,275	$94,877,629	$673,103,035	$20,569,611

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MANAGED BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2014:

				Interest Rate Contracts
	Corporate Bonds & Notes	Mortgage-Backed Securities	Asset-Backed Securities	Written Options	Total
Value, Beginning of Period	$—	$—	$—	($1,678)	($1,678)
Purchases	921,954	10,133,075	449,694	—	11,504,723
Sales (Includes Paydowns)	(12,507)	(469,451)	—	—	(481,958)
Accrued Discounts (Premiums)	(2,860)	—	—	—	(2,860)
Net Realized Gains (Losses)	(2,150)	5,459	—	—	3,309
Change in Net Unrealized Appreciation (Depreciation)	(2,218)	66,901	(1,558)	1,256	64,381
Transfers In	—	5,647,654	5,158,749	—	10,806,403
Transfers Out	(423,693)	(899,438)	—	422	(1,322,709)

Value, End of Period	$478,526	$14,484,200	$5,606,885	$—	$20,569,611

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($973)	$36,831	($1,558)	$—	$34,300

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the nine-month period ended December 31, 2014, investments with a total aggregate value of $1,323,131 were transferred from Level 3 to Level 2 due to the pricing vendor using evaluated prices of the investments based on significant market observable inputs versus the use of a single broker quote. During the same period, investments with a total aggregate value of $10,806,403 were transferred from Level 2 to Level 3 due to the pricing vendor using a single broker quote versus the use of evaluated prices based on significant market observable inputs. Also during the same period investments with a total aggregate value of $422 were transferred from Level 3 to Level 2 due to the investments being priced using evaluated vendor prices based on significant market observable inputs versus the use of a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SHORT DURATION BOND FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.2%

Consumer Discretionary - 4.6%

AutoZone Inc
1.300% due 01/13/17	$345,000	$343,899
5.500% due 11/15/15	110,000	114,504
5.750% due 01/15/15	90,000	90,127
Brinker International Inc 2.600% due 05/15/18	180,000	179,815
Carnival Corp (Panama) 1.200% due 02/05/16	225,000	224,968
Delphi Corp 6.125% due 05/15/21	715,000	781,138
DIRECTV Holdings LLC
1.750% due 01/15/18	340,000	338,033
2.400% due 03/15/17	835,000	851,258
3.550% due 03/15/15	200,000	201,203
Dollar General Corp 4.125% due 07/15/17	630,000	650,159
DR Horton Inc 4.750% due 05/15/17	325,000	341,250
General Motors Co 3.500% due 10/02/18	450,000	461,250
GLP Capital LP 4.375% due 11/01/18	525,000	539,438
Mohawk Industries Inc 6.125% due 01/15/16	385,000	403,278
NBCUniversal Enterprise Inc 0.916% due 04/15/18 § ~	290,000	292,649
Newell Rubbermaid Inc 2.050% due 12/01/17	865,000	863,035
Omnicom Group Inc 5.900% due 04/15/16	670,000	709,435
Pinnacle Entertainment Inc 7.500% due 04/15/21	295,000	309,010
Sky PLC (United Kingdom) 2.625% due 09/16/19 ~	240,000	240,353
The Goodyear Tire & Rubber Co 8.250% due 08/15/20	425,000	452,625
The Interpublic Group of Cos Inc 2.250% due 11/15/17	625,000	626,661
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	255,000	253,820
1.300% due 02/23/17	200,000	199,067
1.650% due 09/29/17	370,000	368,003
Time Warner Cable Inc 8.250% due 04/01/19	395,000	483,982
Univision Communications Inc 6.875% due 05/15/19 ~	545,000	568,844
Viacom Inc 2.500% due 09/01/18	105,000	106,021
Whirlpool Corp
1.350% due 03/01/17	145,000	144,687
1.650% due 11/01/17	210,000	209,462

		11,347,974

Consumer Staples - 1.8%

Avon Products Inc 2.375% due 03/15/16	195,000	194,025
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	710,000	711,343
Bunge Ltd Finance Corp
3.200% due 06/15/17	730,000	751,106
4.100% due 03/15/16	255,000	263,021
CVS Health Corp 1.200% due 12/05/16	245,000	245,867
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	755,000	751,330

	Principal Amount	Value
Reynolds American Inc 1.050% due 10/30/15	$125,000	$125,178
The Kroger Co 1.200% due 10/17/16	180,000	179,736
Tyson Foods Inc 2.650% due 08/15/19	300,000	303,055
Walgreens Boots Alliance Inc 1.750% due 11/17/17	160,000	160,520
Wm Wrigley Jr Co
1.400% due 10/21/16 ~	110,000	110,168
2.000% due 10/20/17 ~	525,000	529,183

		4,324,532

Energy - 9.8%

Anadarko Petroleum Corp
5.950% due 09/15/16	190,000	203,317
6.375% due 09/15/17	685,000	762,113
Atlas Pipeline Partners LP 6.625% due 10/01/20	640,000	654,400
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	700,000	718,013
Cameron International Corp
1.150% due 12/15/16	85,000	84,177
1.400% due 06/15/17	290,000	285,904
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	455,000	493,544
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	375,938
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	208,000	207,375
CNOOC Nexen Finance ULC (Canada) 1.625% due 04/30/17	245,000	243,957
Concho Resources Inc 7.000% due 01/15/21	345,000	363,113
CONSOL Energy Inc 8.250% due 04/01/20	560,000	583,100
Continental Resources Inc 7.125% due 04/01/21	500,000	538,125
DCP Midstream LLC 5.375% due 10/15/15 ~	365,000	376,426
DCP Midstream Operating LP
2.500% due 12/01/17	625,000	624,763
2.700% due 04/01/19	20,000	19,597
3.250% due 10/01/15	210,000	213,087
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	165,000	165,348
Ecopetrol SA (Colombia) 4.250% due 09/18/18	325,000	338,813
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	482,139
Energy Transfer Partners LP
5.950% due 02/01/15	810,000	812,697
6.700% due 07/01/18	195,000	219,445
EnLink Midstream Partners LP 2.700% due 04/01/19	85,000	83,786
Ensco PLC (United Kingdom) 3.250% due 03/15/16	875,000	891,426
Enterprise Products Operating LLC
1.250% due 08/13/15	370,000	371,069
2.550% due 10/15/19	225,000	222,984
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	520,000	527,290
Freeport-McMoran Oil & Gas LLC
6.125% due 06/15/19	90,000	97,650
6.500% due 11/15/20	600,000	650,982
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	175,000	178,681
Kinder Morgan Inc 2.000% due 12/01/17	110,000	109,404

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SHORT DURATION BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	$240,000	$250,785
Marathon Oil Corp 0.900% due 11/01/15	740,000	738,086
Murphy Oil Corp 2.500% due 12/01/17	1,015,000	1,009,687
Nabors Industries Inc 2.350% due 09/15/16	150,000	148,470
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	65,000	62,218
3.050% due 03/01/16	415,000	418,838
3.450% due 08/01/15	110,000	111,462
ONEOK Partners LP
3.200% due 09/15/18	40,000	40,576
3.250% due 02/01/16	640,000	653,095
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	280,000	285,942
Petrobras Global Finance BV (Netherlands)
2.000% due 05/20/16	410,000	392,637
3.250% due 03/17/17	535,000	505,575
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19	80,000	80,400
Phillips 66 1.950% due 03/05/15	290,000	290,753
Pioneer Natural Resources Co 5.875% due 07/15/16	1,080,000	1,147,735
Plains All American Pipeline LP 3.950% due 09/15/15	1,095,000	1,117,708
Regency Energy Partners LP 8.375% due 06/01/19 ~	450,000	473,625
Rowan Cos Inc 5.000% due 09/01/17	120,000	125,126
SESI LLC
6.375% due 05/01/19	545,000	531,375
7.125% due 12/15/21	580,000	559,700
Spectra Energy Partners LP 2.950% due 09/25/18	185,000	189,491
Talisman Energy Inc (Canada) 5.125% due 05/15/15	455,000	461,861
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	580,000	618,434
Transocean Inc (Cayman)
2.500% due 10/15/17	785,000	694,475
4.950% due 11/15/15	114,000	114,308
5.050% due 12/15/16	130,000	130,720
Williams Partners LP 3.800% due 02/15/15	890,000	892,566

		23,944,311

Financials - 17.8%

Aflac Inc 2.650% due 02/15/17	75,000	77,212
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	200,000	199,502
Ally Financial Inc 2.750% due 01/30/17	575,000	574,644
American Express Co 0.823% due 05/22/18 §	810,000	810,650
American International Group Inc 5.850% due 01/16/18	500,000	559,443
American Tower Corp REIT 4.625% due 04/01/15	1,095,000	1,104,886
Bank of America Corp
1.250% due 01/11/16	365,000	365,790
1.500% due 10/09/15	110,000	110,485
1.700% due 08/25/17	945,000	945,887
6.400% due 08/28/17	205,000	228,560
6.875% due 04/25/18	320,000	367,821
Banque Federative du Credit Mutuel SA (France)
1.700% due 01/20/17 ~	575,000	576,573
2.500% due 10/29/18 ~	575,000	581,248

	Principal Amount	Value
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	$775,000	$854,562
BB&T Corp
1.101% due 06/15/18 §	325,000	328,484
5.200% due 12/23/15	445,000	462,928
BPCE SA (France) 2.500% due 12/10/18	570,000	578,309
Capital One Bank USA NA 1.150% due 11/21/16	250,000	249,287
Capital One Financial Corp 2.150% due 03/23/15	660,000	662,022
Caterpillar Financial Services Corp 1.250% due 08/18/17	480,000	478,361
CIT Group Inc 4.750% due 02/15/15 ~	230,000	230,388
Citigroup Inc
1.550% due 08/14/17	980,000	977,675
1.850% due 11/24/17	265,000	264,900
CNA Financial Corp 6.500% due 08/15/16	1,070,000	1,158,080
Daimler Finance North America LLC 1.092% due 08/01/18 § ~	445,000	451,040
Discover Bank 2.000% due 02/21/18	250,000	249,537
Fidelity National Financial Inc 6.600% due 05/15/17	480,000	528,194
Fifth Third Bancorp 3.625% due 01/25/16	310,000	317,779
Fifth Third Bank 1.150% due 11/18/16	470,000	469,452
Ford Motor Credit Co LLC
1.684% due 09/08/17	660,000	655,220
1.700% due 05/09/16	295,000	296,204
3.000% due 06/12/17	610,000	626,271
General Electric Capital Corp 0.965% due 04/02/18 §	925,000	934,339
General Motors Financial Co Inc 3.000% due 09/25/17	175,000	177,193
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	445,000	446,340
Hazine Mustesarligi Varlik Kiralama AS (Turkey) 4.557% due 10/10/18 ~	325,000	341,656
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	710,000	793,067
Hyundai Capital America
1.450% due 02/06/17 ~	790,000	787,688
1.625% due 10/02/15 ~	195,000	195,859
1.875% due 08/09/16 ~	230,000	231,740
3.750% due 04/06/16 ~	140,000	144,011
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	200,000	207,042
4.375% due 07/27/16 ~	525,000	549,879
6.000% due 05/05/15 ~	100,000	101,683
Intercontinental Exchange Inc 2.500% due 10/15/18	195,000	198,732
JPMorgan Chase & Co
0.854% due 02/26/16 §	440,000	440,997
2.000% due 08/15/17	1,125,000	1,136,496
KeyBank NA 4.950% due 09/15/15	180,000	185,178
KeyCorp 3.750% due 08/13/15	325,000	330,802
Kilroy Realty LP REIT 5.000% due 11/03/15	405,000	417,696
Legg Mason Inc 2.700% due 07/15/19	80,000	80,472
Lloyds Bank PLC (United Kingdom) 2.300% due 11/27/18	325,000	328,374
Marsh & McLennan Cos Inc 2.550% due 10/15/18	235,000	239,183

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SHORT DURATION BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Metropolitan Life Global Funding I
1.300% due 04/10/17 ~	$785,000	$784,404
1.500% due 01/10/18 ~	365,000	362,992
Mizuho Bank Ltd (Japan) 1.700% due 09/25/17 ~	450,000	448,176
Morgan Stanley
1.083% due 01/24/19 §	1,610,000	1,614,774
1.514% due 04/25/18 §	645,000	655,792
MUFG Union Bank NA 2.125% due 06/16/17	435,000	440,129
National Bank of Canada (Canada) 1.450% due 11/07/17	965,000	957,595
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	594,091
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	850,000	856,141
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	1,160,000	1,159,606
PNC Bank NA 1.150% due 11/01/16	400,000	400,814
Principal Financial Group Inc 1.850% due 11/15/17	115,000	115,180
Principal Life Global Funding II 1.500% due 09/11/17 ~	565,000	563,802
Regions Bank 7.500% due 05/15/18	665,000	773,163
Regions Financial Corp 5.750% due 06/15/15	200,000	204,175
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	415,000	419,222
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	665,000	664,187
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	280,000	279,869
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	720,000	714,979
SunTrust Banks Inc 2.350% due 11/01/18	260,000	261,835
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	1,065,000	1,063,450
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	695,000	698,411
The Goldman Sachs Group Inc
1.600% due 11/23/15	139,000	139,778
6.150% due 04/01/18	235,000	263,886
6.250% due 09/01/17	1,235,000	1,375,065
UBS AG (Switzerland) 1.375% due 08/14/17	1,245,000	1,237,773
Ventas Realty LP REIT
1.250% due 04/17/17	125,000	123,949
1.550% due 09/26/16	200,000	200,941
2.000% due 02/15/18	170,000	170,288
3.125% due 11/30/15	650,000	663,375
WEA Finance LLC 1.750% due 09/15/17 ~	360,000	358,322
XLIT Ltd (Cayman) 2.300% due 12/15/18	280,000	280,446

		43,456,431

Health Care - 3.0%

AbbVie Inc 1.200% due 11/06/15	670,000	672,102
Actavis Inc 1.875% due 10/01/17	505,000	503,413
Aetna Inc 1.500% due 11/15/17	745,000	739,759
Agilent Technologies Inc 6.500% due 11/01/17	87,000	96,637

	Principal Amount	Value
Catholic Health Initiatives
1.600% due 11/01/17	$65,000	$64,784
2.600% due 08/01/18	305,000	309,249
Celgene Corp 1.900% due 08/15/17	975,000	979,123
Express Scripts Holding Co
1.250% due 06/02/17	360,000	356,608
3.125% due 05/15/16	475,000	488,539
Hologic Inc 6.250% due 08/01/20	425,000	444,125
Humana Inc 2.625% due 10/01/19	195,000	195,201
Life Technologies Corp
3.500% due 01/15/16	235,000	237,942
4.400% due 03/01/15	425,000	427,293
McKesson Corp
0.950% due 12/04/15	185,000	185,505
1.292% due 03/10/17	370,000	368,432
Perrigo Co PLC (Ireland) 1.300% due 11/08/16	415,000	413,488
Thermo Fisher Scientific Inc 1.300% due 02/01/17	755,000	751,196
UnitedHealth Group Inc 1.875% due 11/15/16	155,000	157,571

		7,390,967

Industrials - 4.0%

CNH Industrial Capital LLC 3.875% due 11/01/15	770,000	777,700
Eaton Corp 1.500% due 11/02/17	265,000	263,666
ERAC USA Finance LLC
1.400% due 04/15/16 ~	330,000	330,945
2.750% due 03/15/17 ~	175,000	179,770
2.800% due 11/01/18 ~	50,000	51,118
5.600% due 05/01/15 ~	135,000	137,139
6.375% due 10/15/17 ~	445,000	500,004
GATX Corp
1.250% due 03/04/17	445,000	441,061
2.375% due 07/30/18	110,000	110,803
3.500% due 07/15/16	360,000	371,646
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	610,000	610,445
Hutchison Whampoa International 14 Ltd (Cayman) 1.625% due 10/31/17 ~	1,250,000	1,240,553
International Lease Finance Corp 2.191% due 06/15/16 §	405,000	406,013
JB Hunt Transport Services Inc 2.400% due 03/15/19	105,000	105,160
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20	540,000	518,815
Norfolk Southern Corp 5.750% due 01/15/16	930,000	974,992
Penske Truck Leasing Co LP
2.500% due 03/15/16 ~	655,000	664,332
2.500% due 06/15/19 ~	270,000	268,634
2.875% due 07/17/18 ~	150,000	152,648
3.125% due 05/11/15 ~	140,000	141,154
Roper Industries Inc
1.850% due 11/15/17	105,000	105,208
2.050% due 10/01/18	270,000	268,011
Southwest Airlines Co
2.750% due 11/06/19	300,000	301,714
5.750% due 12/15/16	235,000	254,099
USG Corp 8.375% due 10/15/18 ~	435,000	456,533
Waste Management Inc 6.375% due 03/11/15	260,000	262,698

		9,894,861

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SHORT DURATION BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Information Technology - 1.9%

Amphenol Corp 1.550% due 09/15/17	$180,000	$179,629
Anstock II Ltd (Cayman) 2.125% due 07/24/17 ~	250,000	247,050
Arrow Electronics Inc 3.375% due 11/01/15	270,000	274,959
Avnet Inc 6.625% due 09/15/16	115,000	124,370
Baidu Inc (Cayman) 2.750% due 06/09/19	210,000	209,509
Fidelity National Information Services Inc 1.450% due 06/05/17	165,000	164,234
Fiserv Inc
3.125% due 06/15/16	740,000	760,193
6.800% due 11/20/17	25,000	28,330
Hewlett-Packard Co 2.350% due 03/15/15	220,000	220,702
Juniper Networks Inc 3.100% due 03/15/16	75,000	76,519
Keysight Technologies Inc 3.300% due 10/30/19 ~	1,040,000	1,034,390
Oracle Corp 0.811% due 01/15/19 §	860,000	867,010
Tencent Holdings Ltd (Cayman) 2.000% due 05/02/17 ~	315,000	314,493
Xerox Corp 2.950% due 03/15/17	70,000	71,968

		4,573,356

Materials - 1.3%

Anglo American Capital PLC (United Kingdom) 1.181% due 04/15/16 § ~	240,000	240,318
Eastman Chemical Co 2.400% due 06/01/17	230,000	233,741
Goldcorp Inc (Canada) 2.125% due 03/15/18	510,000	504,452
International Paper Co 5.300% due 04/01/15	133,000	134,415
INVISTA Finance LLC 4.250% due 10/15/19 ~	250,000	251,250
Martin Marietta Materials Inc 1.357% due 06/30/17 §	305,000	308,531
Rock-Tenn Co 3.500% due 03/01/20	495,000	502,908
The Dow Chemical Co 2.500% due 02/15/16	725,000	738,033
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	235,000	250,895

		3,164,543

Telecommunication Services - 2.0%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	275,000	279,173
CC Holdings GS V LLC 2.381% due 12/15/17	1,050,000	1,060,141
GTP Acquisition Partners I LLC
2.364% due 05/15/43 ~	300,000	298,084
4.347% due 06/15/41 ~	190,000	193,715
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	297,779
2.933% due 12/15/42 ~	920,000	932,449
3.598% due 04/15/43 ~	250,000	251,227
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	465,000	489,413
Verizon Communications Inc
1.350% due 06/09/17	385,000	383,591
2.625% due 02/21/20 ~	646,000	639,375

		4,824,947

	Principal Amount	Value
Utilities - 2.0%

Commonwealth Edison Co 1.950% due 09/01/16	$120,000	$121,981
Dominion Resources Inc
1.400% due 09/15/17	645,000	639,872
1.950% due 08/15/16	165,000	166,880
Duke Energy Corp
1.625% due 08/15/17	220,000	220,302
2.150% due 11/15/16	460,000	468,844
Enel Finance International NV (Netherlands) 6.250% due 09/15/17 ~	500,000	555,354
Georgia Power Co 0.561% due 03/15/16 §	220,000	219,841
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	279,327
Mississippi Power Co 2.350% due 10/15/16	120,000	122,647
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	70,483
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	185,000	185,366
PPL Capital Funding Inc 1.900% due 06/01/18	145,000	144,885
PSEG Power LLC 2.750% due 09/15/16	130,000	133,317
The Southern Co
1.300% due 08/15/17	765,000	762,398
1.950% due 09/01/16	145,000	147,224
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	635,000	629,541

		4,868,262

Total Corporate Bonds & Notes (Cost $117,881,020)		117,790,184

MORTGAGE-BACKED SECURITIES - 19.8%

Collateralized Mortgage Obligations - Commercial - 7.3%

Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	30,000	31,464
5.634% due 07/10/46 "	862,127	902,725
5.821% due 02/10/51 " §	25,000	27,228
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	435,000	438,457
Bear Stearns Commercial Mortgage Securities Trust
4.674% due 06/11/41 "	113,828	114,377
5.116% due 02/11/41 " §	96,049	96,055
5.201% due 12/11/38 "	195,000	206,791
5.540% due 09/11/41 "	166,114	174,789
Citigroup Commercial Mortgage Trust
1.102% due 11/10/46 "	299,725	299,376
1.199% due 03/10/47 "	218,154	216,816
1.242% due 05/10/47 "	224,546	223,480
1.392% due 07/10/47 "	157,701	157,159
1.485% due 10/10/47 "	78,399	78,148
Commercial Mortgage Trust
1.004% due 02/13/32 " § ~	180,000	179,543
1.156% due 12/10/44 "	36,118	36,268
1.218% due 02/10/47 "	717,064	713,002
1.259% due 04/10/47 "	363,864	361,656
1.275% due 05/10/47 "	184,222	183,460
1.298% due 03/10/47 "	284,710	283,968
1.309% due 08/10/47 "	98,206	97,857
1.324% due 11/10/47 "	102,490	101,873
1.373% due 09/10/47 "	452,332	451,721

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SHORT DURATION BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
1.381% due 10/10/47 "	$215,241	$215,334
1.415% due 08/10/47 "	616,446	614,331
1.442% due 07/15/47 "	220,713	219,680
1.445% due 12/10/47 "	240,000	239,224
1.494% due 12/10/47 "	96,480	96,468
5.167% due 06/10/44 " §	70,000	71,119
5.819% due 07/10/38 " §	139,640	146,060
Credit Suisse Mortgage Trust 0.955% due 04/15/27 " § ~	100,000	99,887
DBUBS Mortgage Trust 2.238% due 08/10/44 "	55,013	55,478
GS Mortgage Securities Trust
1.206% due 07/10/46 "	213,480	214,192
1.290% due 06/10/47 "	190,605	189,870
1.343% due 04/10/47 "	374,791	373,405
1.509% due 09/10/47 "	377,826	377,909
5.553% due 04/10/38 " §	620,000	636,598
JP Morgan Chase Commercial Mortgage Securities Trust
1.031% due 05/15/45 "	13,523	13,541
1.268% due 07/15/47 "	182,479	181,894
4.996% due 08/15/42 " §	400,000	406,180
JPMBB Commercial Mortgage Securities Trust
1.085% due 07/15/45 "	256,918	256,527
1.266% due 04/15/47 "	216,214	215,648
1.322% due 08/15/47 "	154,974	154,515
1.451% due 09/15/47 "	305,368	305,015
1.539% due 11/15/47 "	63,723	63,569
1.596% due 01/15/48 "	590,000	588,767
1.650% due 09/15/47 "	169,914	170,240
LB-UBS Commercial Mortgage Trust
4.954% due 09/15/30 "	50,339	50,607
5.833% due 06/15/38 " §	876,922	921,681
Merrill Lynch Countrywide Commercial Mortgage Trust 5.870% due 06/12/46 " §	623,649	654,786
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	175,000	185,682
Morgan Stanley Bank of America Merrill Lynch Trust
1.250% due 02/15/47 "	193,514	192,502
1.294% due 06/15/47 "	139,997	139,015
1.308% due 08/15/46 "	438,644	439,852
1.313% due 10/15/46 "	424,307	426,817
1.313% due 04/15/47 "	76,057	75,794
1.551% due 08/15/47 "	285,052	284,572
1.573% due 12/15/47 "	410,000	409,909
1.686% due 10/15/47 "	219,456	220,002
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	289,288	303,896
Wells Fargo Commercial Mortgage Trust 1.437% due 12/15/47 "	515,000	513,736
WFRBS Commercial Mortgage Trust
1.193% due 03/15/47 "	296,367	295,461
1.283% due 05/15/47 "	352,288	351,577
1.390% due 11/15/47 "	44,518	44,289
1.406% due 09/15/46 "	167,786	168,684
1.413% due 08/15/47 "	392,833	392,507
1.479% due 09/15/57 "	269,891	269,712
1.607% due 06/15/44 " ~	45,049	45,155
1.663% due 10/15/57 "	126,028	126,281

		17,794,181

Collateralized Mortgage Obligations - Residential - 4.2%

Alternative Loan Trust 2.436% due 12/25/34 " §	168,383	162,908
Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.570% due 04/25/35 " §	199,853	177,106
DSLA Mortgage Loan Trust 1.004% due 09/19/44 " §	574,752	552,073

	Principal Amount	Value
Fannie Mae
0.620% due 07/25/42 " §	$654,589	$656,997
5.000% due 08/25/19 "	166,586	173,888
Fannie Mae Connecticut Avenue Securities
2.120% due 11/25/24 " §	335,000	335,468
2.270% due 11/25/24 " §	175,000	175,659
Fosse Master Issuer PLC (United Kingdom) 1.632% due 10/18/54 " § ~	162,995	164,132
Freddie Mac
0.611% due 05/15/36 " §	48,189	48,590
0.611% due 09/15/42 " §	933,423	938,627
0.661% due 08/15/41 " §	249,751	251,883
0.661% due 07/15/42 " §	854,169	862,364
1.369% due 05/25/19 "	721,118	721,784
1.426% due 08/25/17 "	640,000	643,890
Freddie Mac Structured Agency Credit Risk Debt
1.620% due 09/25/24 " §	408,977	408,407
1.820% due 10/25/24 " §	313,456	313,562
Government National Mortgage Association 0.611% due 07/16/42 " §	2,039,377	2,054,720
HarborView Mortgage Loan Trust 0.384% due 05/19/35 " §	134,784	112,888
Holmes Master Issuer PLC (United Kingdom) 1.881% due 10/15/54 " § ~	452,772	454,267
JP Morgan Alternative Loan Trust 0.360% due 06/25/37 " §	90,042	85,555
Lanark Master Issuer PLC (United Kingdom) 0.733% due 12/22/54 " § ~	294,881	295,276
Silverstone Master Issuer PLC (United Kingdom) 1.781% due 01/21/55 " § ~	525,000	526,961
Structured Adjustable Rate Mortgage Loan Trust 2.491% due 11/25/34 " §	209,607	211,132

		10,328,137

Fannie Mae - 6.7%

1.933% due 01/01/35 " §	883,113	930,648
2.353% due 09/01/34 " §	567,935	609,461
2.485% due 11/01/34 " §	405,581	434,130
2.586% due 09/01/35 " §	779,069	836,609
3.500% due 12/01/25 "	196,766	208,157
3.500% due 01/01/26 "	553,360	585,495
3.500% due 03/01/26 "	415,045	439,102
3.500% due 11/01/26 "	500,802	531,592
3.500% due 01/01/27 "	390,562	413,198
3.500% due 11/01/44 "	1,199,644	1,255,270
4.000% due 07/01/25 "	156,983	167,759
4.000% due 04/01/26 "	1,400,732	1,500,793
4.000% due 09/01/26 "	325,983	349,224
4.000% due 03/01/41 "	964,007	1,030,014
4.000% due 10/01/41 "	482,815	515,875
4.500% due 04/01/26 "	145,746	157,502
4.500% due 07/01/26 "	846,948	915,502
4.500% due 08/01/40 "	870,520	946,860
5.000% due 07/01/19 "	140,078	147,704
5.000% due 01/01/20 "	1,494	1,581
5.000% due 02/01/24 "	778,222	845,874
5.000% due 09/01/25 "	244,141	267,139
5.000% due 06/01/33 "	191,600	212,272
5.000% due 06/01/40 "	65,702	72,662
5.000% due 07/01/41 "	194,478	215,129
5.500% due 01/01/35 "	981,054	1,102,738
5.500% due 10/01/35 "	204,903	229,921
5.500% due 01/01/36 "	326,350	366,162
5.500% due 08/01/37 "	345,034	386,980
5.500% due 09/01/38 "	298,721	333,821
5.500% due 06/01/39 "	49,755	55,601
5.500% due 12/01/39 "	51,300	57,327
6.000% due 11/01/35 "	244,997	279,271
6.000% due 09/01/39 "	38,502	43,692

		16,445,065

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SHORT DURATION BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Freddie Mac - 0.7%

4.500% due 11/01/23 "	$1,036,717	$1,114,514
5.000% due 11/01/16 "	697	732
5.000% due 10/01/17 "	7,353	7,722
5.000% due 11/01/17 "	26,245	27,575
5.000% due 12/01/17 "	8,553	8,984
5.000% due 04/01/18 "	785	825
5.500% due 01/01/20 "	12,057	12,844
5.500% due 12/01/39 "	353,209	395,262

		1,568,458

Government National Mortgage Association - 0.9%

3.000% due 10/20/44 " §	187,643	194,936
3.000% due 11/20/44 " §	835,728	869,040
3.500% due 03/20/26 "	182,178	194,184
3.500% due 03/20/43 "	507,660	534,659
5.000% due 12/20/34 "	34,637	38,524
5.000% due 12/20/35 "	24,049	26,557
5.000% due 01/20/36 "	18,770	20,726
5.000% due 05/20/36 "	25,676	28,273
5.000% due 02/20/40 "	43,517	48,574
6.000% due 07/15/36 "	248,457	287,472

		2,242,945

Total Mortgage-Backed Securities (Cost $48,534,665)		48,378,786

ASSET-BACKED SECURITIES - 17.9%

Ally Auto Receivables Trust
0.750% due 02/21/17 "	380,000	379,427
0.930% due 02/16/16 "	2,936	2,937
3.150% due 10/15/18 " ~	135,000	138,292
Ally Master Owner Trust
0.961% due 02/15/17 " §	725,000	725,427
1.000% due 02/15/18 "	230,000	230,330
1.210% due 06/15/17 "	1,060,000	1,062,754
American Express Credit Account Master Trust
0.990% due 03/15/18 "	440,000	440,966
1.070% due 05/15/18 " ~	100,000	100,293
1.260% due 01/15/20 "	420,000	419,320
1.290% due 03/15/18 " ~	500,000	501,350
AmeriCredit Automobile Receivables Trust
0.620% due 06/08/17 "	106,021	106,044
0.960% due 04/09/18 "	90,000	90,125
1.190% due 05/08/18 "	190,000	190,245
1.600% due 07/08/19 "	300,000	298,525
1.730% due 02/08/17 "	125,892	126,098
ARI Fleet Lease Trust 0.810% due 11/15/22 " ~	470,000	469,765
Bank of America Auto Trust 0.780% due 06/15/16 "	63,011	63,021
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	216,774	216,816
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	325,000	324,129
Capital Auto Receivables Asset Trust
0.790% due 06/20/17 "	520,000	520,513
1.240% due 10/20/17 "	530,000	532,740
1.260% due 05/21/18 "	640,000	641,601
1.320% due 06/20/18 "	310,000	311,267
1.480% due 11/20/18 "	345,000	344,912
2.220% due 01/22/19 "	90,000	90,894
CarMax Auto Owner Trust
0.520% due 07/17/17 "	258,513	258,322
0.640% due 01/16/18 "	1,035,000	1,034,441
1.250% due 11/15/19 "	325,000	324,361
1.690% due 08/15/19 "	45,000	44,645
1.810% due 07/15/20 "	185,000	184,884
1.930% due 11/15/19 "	65,000	64,561
CCG Receivables Trust 1.060% due 11/15/21 " ~	265,000	264,729

	Principal Amount	Value
Citibank Credit Card Issuance Trust 1.020% due 02/22/19 "	$690,000	$687,876
Citigroup Mortgage Loan Trust Inc 0.330% due 06/25/37 " §	236,034	223,962
CNH Equipment Trust
0.570% due 12/15/17 "	434,651	434,859
0.690% due 06/15/18 "	716,642	716,599
0.910% due 08/15/16 "		—
0.940% due 05/15/17 "	24,459	24,465
1.050% due 11/15/19 "	465,000	462,948
CNH Wholesale Master Note Trust 0.761% due 08/15/19 " § ~	270,000	270,708
Diamond Resorts Owner Trust
2.270% due 05/20/26 " ~	222,853	224,353
2.540% due 05/20/27 " ~	410,142	409,197
Discover Card Execution Note Trust 1.390% due 04/15/20 "	665,000	664,116
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	222,934	221,544
Enterprise Fleet Financing LLC
0.680% due 09/20/18 " ~	243,013	242,988
0.870% due 09/20/19 " ~	249,049	249,015
1.050% due 03/20/20 " ~	1,140,000	1,139,166
1.060% due 03/20/19 " ~	187,114	187,502
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	75,029	74,925
Ford Credit Auto Lease Trust
1.100% due 12/15/15 " ~	100,000	100,123
1.100% due 11/15/17 "	250,000	250,522
1.230% due 11/15/16 "	285,000	284,398
1.500% due 03/15/17 " ~	125,000	125,289
1.510% due 08/15/17 "	195,000	195,512
Ford Credit Auto Owner Trust 1.060% due 05/15/19 "	445,000	444,055
Ford Credit Floorplan Master Owner Trust
0.790% due 06/15/17 "	540,000	540,445
1.400% due 08/15/19 "	1,245,000	1,243,749
4.200% due 02/15/17 " ~	365,000	366,588
4.990% due 02/15/17 " ~	260,000	262,010
GE Dealer Floorplan Master Note Trust
0.545% due 07/20/19 " §	870,000	869,687
0.565% due 04/20/18 " §	515,000	514,491
0.605% due 10/20/17 " §	630,000	630,070
0.615% due 10/20/19 " §	640,000	640,700
GE Equipment Midticket LLC 0.780% due 09/22/20 "	410,000	410,615
GE Equipment Small Ticket LLC
0.950% due 09/25/17 " ~	670,000	668,937
1.040% due 09/21/15 " ~	2,743	2,744
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	400,000	399,916
GSAA Home Equity Trust
0.240% due 07/25/37 " §	498,346	439,927
0.450% due 10/25/35 " §	95,298	88,823
0.540% due 10/25/35 " §	565,692	545,674
GSAA Trust 0.600% due 06/25/35 " §	335,967	317,800
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	284,013	281,317
Honda Auto Receivables Owner Trust
0.560% due 05/15/16 "	348,956	349,047
0.770% due 01/15/16 "	113,477	113,532
0.990% due 09/17/18 "	385,000	384,171
1.040% due 02/18/20 "	65,000	65,046
1.130% due 09/16/19 "	125,000	125,343
HSI Asset Securitization Corp Trust 0.340% due 05/25/37 " §	200,509	194,997
Huntington Auto Trust 0.810% due 09/15/16 "	92,572	92,638

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SHORT DURATION BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Hyundai Auto Lease Securitization Trust 1.260% due 09/17/18 " ~	$145,000	$144,968
Hyundai Auto Receivables Trust
0.730% due 06/15/18 "	565,000	564,946
0.750% due 09/17/18 "	215,000	214,690
0.810% due 03/15/18 "	840,000	841,994
3.510% due 11/15/17 "	290,000	296,911
John Deere Owner Trust 1.070% due 11/15/18 "	860,000	857,277
Kubota Credit Owner Trust 0.580% due 02/15/17 " ~	355,000	354,931
Mercedes-Benz Auto Lease Trust
0.620% due 07/15/16 "	520,000	520,266
0.720% due 12/17/18 "	240,000	240,114
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	805,000	802,249
Motor PLC (United Kingdom)
0.650% due 08/25/21 " § ~	286,239	286,393
0.670% due 02/25/21 " § ~	138,750	138,841
1.286% due 02/25/20 " ~		—
MVW Owner Trust
2.150% due 04/22/30 " ~	78,236	78,314
2.250% due 09/20/31 " ~	265,326	263,625
Navistar Financial Dealer Note Master Trust
0.840% due 01/25/18 " § ~	535,000	535,113
0.850% due 09/25/18 " § ~	355,000	355,419
Nissan Auto Receivables Owner Trust
0.460% due 10/17/16 "	256,891	256,879
0.730% due 05/16/16 "	116,502	116,579
1.110% due 05/15/19 "	355,000	354,393
Sierra Timeshare Receivables Funding LLC
1.590% due 11/20/29 " ~	91,863	91,668
2.050% due 06/20/31 " ~	226,361	227,428
2.070% due 03/20/30 " ~	303,173	304,725
2.200% due 10/20/30 " ~	172,271	171,376
2.300% due 10/20/31 " ~	320,720	319,033
SMART Trust (Australia)
0.840% due 09/14/16 "	165,477	165,713
0.950% due 02/14/18 "	550,000	547,934
0.970% due 03/14/17 "	213,864	213,458
1.180% due 02/14/19 "	580,000	572,402
1.590% due 10/14/16 " ~	330,474	331,257
Synchrony Credit Card Master Note Trust
1.030% due 01/15/18 "	535,000	535,109
1.610% due 11/15/20 "	730,000	727,951
1.690% due 03/15/21 "	485,000	481,385
5.750% due 03/15/18 " ~	235,000	237,446
Toyota Auto Receivables Owner Trust
0.750% due 02/16/16 "	149,694	149,774
1.440% due 04/15/20 "	200,000	200,158
Volkswagen Auto Lease Trust 0.800% due 04/20/17 "	150,000	149,562
Volkswagen Auto Loan Enhanced Trust
0.850% due 08/22/16 "	57,094	57,168
0.910% due 10/22/18 "	65,000	64,721
1.390% due 05/20/21 "	655,000	649,853
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	615,000	614,804
Volvo Financial Equipment LLC 0.820% due 04/16/18 " ~	255,000	254,613
Wells Fargo Home Equity Trust 0.320% due 01/25/37 " §	241,060	232,390
Wheels SPV LLC
0.840% due 03/20/23 " ~	295,000	295,097
1.190% due 03/20/21 " ~	17,690	17,702
World Omni Auto Receivables Trust 0.640% due 02/15/17 "	329,024	329,174

	Principal Amount	Value
World Omni Automobile Lease Securitization Trust 1.370% due 01/15/20 "	$280,000	$280,448
World Omni Master Owner Trust 0.511% due 02/15/18 " § ~	655,000	655,205

Total Asset-Backed Securities (Cost $43,788,182)		43,787,579

U.S. GOVERNMENT AGENCY ISSUES - 2.5%

Fannie Mae
0.375% due 07/05/16	605,000	603,615
0.625% due 08/26/16	2,305,000	2,305,696
Federal Home Loan Bank 0.625% due 12/28/16	440,000	439,136
Freddie Mac 0.875% due 10/14/16	2,770,000	2,781,842

Total U.S. Government Agency Issues (Cost $6,117,504)		6,130,289

U.S. TREASURY OBLIGATIONS - 8.3%

U.S. Treasury Inflation Protected Securities - 3.4%

0.125% due 04/15/17 ^	4,960,613	4,966,233
0.500% due 04/15/15 ^ ‡	1,479,195	1,460,244
1.875% due 07/15/15 ^	1,959,336	1,965,917

		8,392,394

U.S. Treasury Notes - 4.9%

0.500% due 07/31/17	8,530,000	8,432,707
0.875% due 11/15/17	3,435,000	3,417,423

		11,850,130

Total U.S. Treasury Obligations (Cost $20,479,300)		20,242,524

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Iceland Government International (Iceland) 4.875% due 06/16/16 ~	985,000	1,032,326
Mexican Bonos (Mexico) 7.750% due 12/14/17	MXN 39,040,000	2,896,460

Total Foreign Government Bonds & Notes (Cost $3,892,758)		3,928,786

MUNICIPAL BONDS - 0.3%

State Board of Administration Finance Corp ‘A’ FL 1.298% due 07/01/16	$575,000	578,956
University of California 0.655% due 07/01/41 §	195,000	195,372

Total Municipal Bonds (Cost $770,000)		774,328

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SHORT DURATION BOND FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,355,760	$2,355,760

Total Short-Term Investment (Cost $2,355,760)		2,355,760

TOTAL INVESTMENTS - 99.6% (Cost $243,819,189)		243,388,236

OTHER ASSETS & LIABILITIES, NET - 0.4%		992,612

NET ASSETS - 100.0%		$244,380,848

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2014 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Depreciation
U.S. Treasury 5-Year Notes (03/15)	18	($554)

(b)	As of December 31, 2014, an investment with a value of $29,616 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Forward foreign currency contracts outstanding as of December 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
MXN	40,040,000	USD	2,739,126	03/15	CIB	($37,111)
USD	2,695,752	MXN	40,040,000	03/15	BRC	(6,264)

Total Forward Foreign Currency Contracts						($43,375)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$117,790,184	$—	$117,790,184	$—
	Mortgage-Backed Securities	48,378,786	—	48,378,786	—
	Asset-Backed Securities	43,787,579	—	43,787,579	—
	U.S. Government Agency Issues	6,130,289	—	6,130,289	—
	U.S. Treasury Obligations	20,242,524	—	20,242,524	—
	Foreign Government Bonds & Notes	3,928,786	—	3,928,786	—
	Municipal Bonds	774,328	—	774,328	—
	Short-Term Investment	2,355,760	2,355,760	—	—

	Total Assets	243,388,236	2,355,760	241,032,476	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(43,375)	—	(43,375)	—
	Interest Rate Contracts
	Futures	(554)	(554)	—	—

	Total Liabilities-Derivatives	(43,929)	(554)	(43,375)	—

	Total Liabilities	(43,929)	(554)	(43,375)	—

	Total	$243,344,307	$2,355,206	$240,989,101	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDSSM SHORT DURATION INCOME (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 78.0%

Consumer Discretionary - 10.2%

CBS Corp 2.300% due 08/15/19	$1,000,000	$989,127
Chrysler Group LLC 8.250% due 06/15/21	500,000	556,250
DIRECTV Holdings LLC
3.125% due 02/15/16	1,000,000	1,023,155
3.500% due 03/01/16	1,500,000	1,539,838
DISH DBS Corp
4.250% due 04/01/18	250,000	255,937
4.625% due 07/15/17	200,000	207,250
General Motors Co 3.500% due 10/02/18	1,000,000	1,025,000
GLP Capital LP 4.375% due 11/01/18	750,000	770,625
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	1,000,000	1,031,632
Lennar Corp
4.125% due 12/01/18	750,000	746,250
4.500% due 06/15/19	1,500,000	1,507,500
NBCUniversal Enterprise Inc 0.938% due 04/15/18 § ~	1,500,000	1,513,698
Thomson Reuters Corp (Canada) 1.650% due 09/29/17	2,000,000	1,989,208
Toll Brothers Finance Corp 4.000% due 12/31/18	850,000	854,250
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	999,043

		15,008,763

Consumer Staples - 3.4%

Smithfield Foods Inc 5.250% due 08/01/18 ~	250,000	255,000
Suntory Holdings Ltd (Japan) 2.550% due 09/29/19 ~	1,250,000	1,253,798
Walgreens Boots Alliance Inc 2.700% due 11/18/19	1,650,000	1,660,247
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	1,750,000	1,763,879

		4,932,924

Energy - 6.0%

Cameron International Corp 1.400% due 06/15/17	1,000,000	985,875
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	500,000	497,916
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	2,000,000	1,972,512
Kinder Morgan Inc 3.050% due 12/01/19	850,000	844,195
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	500,000	513,591
Linn Energy LLC 6.500% due 05/15/19	500,000	430,000
Petrobras Global Finance BV (Netherlands) 3.000% due 01/15/19	1,000,000	886,570
Spectra Energy Partners LP 2.950% due 09/25/18	1,500,000	1,536,412
Targa Resources Partners LP 4.125% due 11/15/19 ~	775,000	749,813
Transocean Inc (Cayman) 2.500% due 10/15/17	500,000	442,341

		8,859,225

	Principal Amount	Value
Financials - 33.5%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	$1,350,000	$1,338,188
American International Group Inc 2.375% due 08/24/15	1,000,000	1,008,353
American Tower Corp REIT 3.400% due 02/15/19	1,000,000	1,018,791
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17	1,750,000	1,669,635
Ares Capital Corp 4.875% due 11/30/18	2,500,000	2,630,802
Bank of America Corp
1.125% due 04/01/19 §	1,000,000	1,002,691
2.000% due 01/11/18	2,000,000	1,999,934
Bank of America NA 5.300% due 03/15/17	1,000,000	1,074,786
Berkshire Hathaway Finance Corp 2.000% due 08/15/18	1,000,000	1,012,172
Berkshire Hathaway Inc 1.550% due 02/09/18	500,000	500,131
BioMed Realty LP REIT 2.625% due 05/01/19	500,000	500,068
Capital One Bank USA NA 2.250% due 02/13/19	1,000,000	993,725
Citigroup Inc
0.723% due 08/14/17 §	750,000	745,454
0.778% due 03/10/17 §	1,500,000	1,497,208
Export-Import Bank of Korea (South Korea)
1.003% due 01/14/17 §	500,000	501,653
1.250% due 11/20/15	500,000	501,177
Ford Motor Credit Co LLC 1.070% due 03/12/19 §	2,000,000	1,990,566
General Electric Capital Corp 0.965% due 04/02/18 §	1,000,000	1,010,096
General Motors Financial Co Inc 4.375% due 09/25/21	1,000,000	1,045,000
Hyundai Capital America 1.450% due 02/06/17 ~	500,000	498,537
Hyundai Capital Services Inc (South Korea) 1.043% due 03/18/17 § ~	1,000,000	998,537
Jackson National Life Global Funding 2.300% due 04/16/19 ~	1,000,000	999,542
JPMorgan Chase & Co 1.625% due 05/15/18	1,500,000	1,484,841
Legg Mason Inc 2.700% due 07/15/19	400,000	402,358
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	750,000	745,873
Morgan Stanley 2.125% due 04/25/18	2,000,000	2,002,918
MUFG Union Bank NA 1.500% due 09/26/16	1,000,000	1,004,728
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,500,000	1,481,792
Ocwen Financial Corp 6.625% due 05/15/19 ~	350,000	322,000
PNC Bank NA 1.300% due 10/03/16	1,000,000	1,005,619
Royal Bank of Canada (Canada) 1.200% due 01/23/17	1,000,000	999,827
Scentre Group Trust 1 (Australia) 2.375% due 11/05/19 ~	450,000	447,223
Senior Housing Properties Trust REIT 3.250% due 05/01/19	500,000	503,588
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,023,162
The Bank of New York Mellon Corp 2.100% due 01/15/19	1,000,000	1,004,114

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS SHORT DURATION INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
The Bank of Nova Scotia (Canada) 1.300% due 07/21/17	$750,000	$748,073
The Goldman Sachs Group Inc 1.332% due 11/15/18 §	2,500,000	2,526,870
The Huntington National Bank
1.300% due 11/20/16	1,000,000	996,622
1.350% due 08/02/16	500,000	500,566
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	499,935
TIAA Asset Management Finance Co LLC 2.950% due 11/01/19 ~	1,450,000	1,454,428
Voya Financial Inc 2.900% due 02/15/18	2,000,000	2,049,026
WEA Finance LLC 1.750% due 09/15/17 ~	2,500,000	2,488,347

		49,228,956

Health Care - 3.6%

Becton Dickinson and Co 1.800% due 12/15/17	1,650,000	1,657,395
CareFusion Corp 1.450% due 05/15/17	750,000	745,394
Medtronic Inc 2.500% due 03/15/20 ~	1,500,000	1,505,757
Mylan Inc 1.800% due 06/24/16	1,000,000	1,006,624
Valeant Pharmaceuticals International Inc (Canada) 6.750% due 08/15/18 ~	350,000	373,195

		5,288,365

Industrials - 7.7%

Air Lease Corp
2.125% due 01/15/18	1,000,000	985,000
3.375% due 01/15/19	1,500,000	1,526,250
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,377,825	1,466,694
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	864,835	927,794
4.950% due 11/23/20	678,271	726,631
ERAC USA Finance LLC
1.400% due 04/15/16 ~	750,000	752,147
2.350% due 10/15/19 ~	500,000	496,831
GATX Corp 2.500% due 03/15/19	500,000	498,390
Ingersoll-Rand Luxembourg Finance SA 2.625% due 05/01/20	400,000	397,901
International Lease Finance Corp 3.875% due 04/15/18	500,000	500,937
Owens Corning 9.000% due 06/15/19	83,000	100,539
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	1,000,000	1,014,248
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,000,000	980,000
4.750% due 10/11/23	750,000	750,975
United Continental Holdings Inc 6.375% due 06/01/18	250,000	265,000

		11,389,337

Information Technology - 3.6%

Alibaba Group Holding Ltd 2.500% due 11/28/19 ~	2,000,000	1,975,290
Fidelity National Information Services Inc 1.450% due 06/05/17	1,500,000	1,493,037
KLA-Tencor Corp 3.375% due 11/01/19	1,000,000	1,019,941
Sanmina Corp 4.375% due 06/01/19 ~	750,000	746,250

		5,234,518

	Principal Amount	Value
Materials - 4.3%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	$200,000	$170,000
ArcelorMittal (Luxembourg) 6.125% due 06/01/18	750,000	801,563
Cliffs Natural Resources Inc 5.700% due 01/15/18	500,000	327,500
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	500,000	479,688
Freeport-McMoran Inc 3.100% due 03/15/20	1,500,000	1,460,831
Glencore Funding LLC 2.500% due 01/15/19 ~	2,000,000	1,971,222
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	200,000	193,000
INVISTA Finance LLC 4.250% due 10/15/19 ~	350,000	351,750
Novelis Inc (Canada) 8.375% due 12/15/17	500,000	519,375

		6,274,929

Telecommunication Services - 1.9%

America Movil SAB de CV (Mexico) 1.241% due 09/12/16 §	1,000,000	1,007,573
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	264,688
Orange SA (France) 2.750% due 02/06/19	500,000	509,778
Verizon Communications Inc 1.991% due 09/14/18 §	1,000,000	1,041,184

		2,823,223

Utilities - 3.8%

AES Corp 3.234% due 06/01/19 §	500,000	488,750
Duke Energy Corp 1.625% due 08/15/17	1,000,000	1,001,374
Dynegy Finance I Inc 6.750% due 11/01/19 ~	400,000	407,500
PG&E Corp 2.400% due 03/01/19	500,000	501,250
The Dayton Power & Light Co 1.875% due 09/15/16	1,500,000	1,517,602
The Southern Co 1.300% due 08/15/17	750,000	747,449
TransAlta Corp (Canada) 1.900% due 06/03/17	1,000,000	996,411

		5,660,336

Total Corporate Bonds & Notes (Cost $115,076,910)		114,700,576

SENIOR LOAN NOTES - 14.7%

Consumer Discretionary - 4.5%

Charter Communications Term G 4.250% due 09/10/21 §	1,000,000	1,006,319
Hilton Worldwide 3.500% due 10/25/20 §	825,771	817,307
Interactive Data Corp 4.750% due 05/02/21 §	497,500	495,137
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,983,728	1,974,518
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	496,250	485,705
Seminole Tribe of Florida 3.000% due 04/29/20 §	877,500	874,209
Tribune Co 4.000% due 12/27/20 §	922,114	910,011

		6,563,206

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS SHORT DURATION INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Consumer Staples - 2.2%

Albertson’s LLC Term B-4-1 4.500% due 08/25/21 §	$710,000	$711,331
Reynolds Group Holdings due 12/01/18 µ	1,000,000	984,196
4.000% due 12/01/18 §	1,496,222	1,472,575

		3,168,102

Energy - 0.5%

Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	500,000	395,416
Seadrill Operating LP 4.000% due 02/21/21 §	495,000	386,595

		782,011

Financials - 0.3%

Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	465,000	427,800

Health Care - 1.5%

Fresenius US Finance I Inc Tranche B 2.170% due 08/07/19 §	987,500	982,974
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	711,042	689,710
Valeant Pharmaceuticals International Inc Series E-1 Tranche B 3.500% due 08/05/20 §	597,147	592,793

		2,265,477

Industrials - 2.3%

Accudyne Industries LLC 4.000% due 12/13/19 §	457,687	426,125
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	250,000	245,625
Gates Global Inc 4.250% due 07/05/21 §	997,500	972,741
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	747,148	727,536
Rexnord LLC Term B 4.000% due 08/21/20 §	497,481	487,905
Sensata Technologies BV Term B 3.250% due 05/10/18 §	493,750	493,827

		3,353,759

Information Technology - 1.2%

Activision Blizzard 3.250% due 10/11/20 §	847,500	847,075
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	497,500	496,256
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	484,073	470,308

		1,813,639

Materials - 1.7%

BWAY Intermediate Co Inc 5.551% due 08/14/20 §	746,250	743,219
FMG Resources Property Ltd 3.750% due 06/30/19 §	1,973,781	1,803,132

		2,546,351

Telecommunication Services - 0.5%

Windstream Corp Tranche B-5 3.500% due 08/08/19 §	733,831	725,576

Total Senior Loan Notes (Cost $22,314,706)		21,645,921

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

Hilton USA Trust 2.072% due 11/05/30 " § ~	$246,366	$246,529

Total Mortgage-Backed Securities (Cost $246,366)		246,529

ASSET-BACKED SECURITIES - 1.0%

Carlyle Global Market Strategies CLO Ltd 2.318% due 07/27/26 " § ~	500,000	487,974
Madison Park Funding VIII Ltd 2.432% due 04/22/22 " § ~	500,000	497,189
Race Point VI CLO Ltd 2.383% due 05/24/23 " § ~	500,000	491,887

		1,477,050

Total Asset-Backed Securities (Cost $1,500,000)		1,477,050

U.S. TREASURY OBLIGATIONS - 1.8%

U.S. Treasury Notes - 1.8%

0.500% due 11/30/16	1,000,000	997,656
0.875% due 11/30/16	175,000	175,766
1.000% due 12/15/17	1,500,000	1,496,660

		2,670,082

Total U.S. Treasury Obligations (Cost $2,673,523)		2,670,082

	Shares
SHORT-TERM INVESTMENT - 3.6%

Money Market Fund - 3.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,228,492	5,228,492

Total Short-Term Investment (Cost $5,228,492)		5,228,492

TOTAL INVESTMENTS - 99.3% (Cost $147,039,997)		145,968,650

OTHER ASSETS & LIABILITIES, NET - 0.7%		1,031,388

NET ASSETS - 100.0%		$147,000,038

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS SHORT DURATION INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$114,700,576	$—	$113,720,576	$980,000
	Senior Loan Notes	21,645,921	—	21,645,921	—
	Mortgage-Backed Securities	246,529	—	246,529	—
	Asset-Backed Securities	1,477,050	—	1,477,050	—
	U.S. Treasury Obligations	2,670,082	—	2,670,082	—
	Short-Term Investment	5,228,492	5,228,492	—	—

	Total	$145,968,650	$5,228,492	$139,760,158	$980,000

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDSSM CORE INCOME (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 63.3%

Consumer Discretionary - 7.5%

Cedar Fair LP 5.250% due 03/15/21	$3,000,000	$3,030,000
DIRECTV Holdings LLC 3.950% due 01/15/25	2,750,000	2,777,346
Ford Motor Co 4.750% due 01/15/43	1,500,000	1,588,932
General Motors Co 5.200% due 04/01/45	2,500,000	2,643,750
6.250% due 10/02/43	1,150,000	1,379,540
GLP Capital LP 4.875% due 11/01/20	3,250,000	3,306,875
Lennar Corp 4.500% due 06/15/19	3,000,000	3,015,000
MDC Holdings Inc 6.000% due 01/15/43	2,500,000	2,087,500
MGM Resorts International 6.750% due 10/01/20	3,000,000	3,157,500
Pinnacle Entertainment Inc 6.375% due 08/01/21	1,500,000	1,552,500
Signet UK Finance PLC (United Kingdom) 4.700% due 06/15/24	3,000,000	2,900,214
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	3,500,000	3,517,500
Standard Pacific Corp 6.250% due 12/15/21	2,500,000	2,575,000
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	3,500,000	3,631,250
Wyndham Worldwide Corp 2.950% due 03/01/17	4,000,000	4,087,204

		41,250,111

Consumer Staples - 1.9%

Reynolds Group Issuer Inc 5.750% due 10/15/20	6,000,000	6,180,000
Walgreens Boots Alliance Inc 3.300% due 11/18/21	4,000,000	4,033,848

		10,213,848

Energy - 6.4%

Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,567,500
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	1,500,000	1,493,747
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	4,000,000	4,015,752
Kinder Morgan Inc 5.550% due 06/01/45	2,650,000	2,724,205
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	3,000,000	3,081,543
Linn Energy LLC 6.500% due 05/15/19	3,000,000	2,580,000
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	3,000,000	2,587,740
Petrobras International Finance Co SA (Luxembourg) 5.375% due 01/27/21	3,000,000	2,794,710
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,250,000	2,221,875
Samson Investment Co 9.750% due 02/15/20	2,000,000	838,750
Targa Resources Partners LP 4.125% due 11/15/19 ~	1,950,000	1,886,625

	Principal Amount	Value
The Williams Cos Inc
3.700% due 01/15/23	$5,000,000	$4,498,035
4.550% due 06/24/24	1,950,000	1,816,874
Transocean Inc (Cayman) 2.500% due 10/15/17	3,500,000	3,096,384

		35,203,740

Financials - 19.0%

AerCap Ireland Capital Ltd (Ireland)
3.750% due 05/15/19 ~	2,150,000	2,131,188
5.000% due 10/01/21 ~	400,000	415,000
American Tower Corp REIT 5.000% due 02/15/24	2,000,000	2,124,826
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17	1,750,000	1,669,635
Ares Capital Corp
3.875% due 01/15/20	3,000,000	2,994,774
4.875% due 11/30/18	2,250,000	2,367,722
Bank of America Corp
4.200% due 08/26/24	4,000,000	4,079,728
4.250% due 10/22/26	2,500,000	2,497,830
Bank of America NA 5.300% due 03/15/17	7,200,000	7,738,459
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	3,000,000	3,078,681
CBL & Associates LP REIT
4.600% due 10/15/24	2,000,000	2,029,412
5.250% due 12/01/23	3,000,000	3,220,083
Columbia Property Trust Operating Partnership LP REIT 5.875% due 04/01/18	750,000	788,636
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,566,034
Ford Motor Credit Co LLC 4.250% due 09/20/22	5,000,000	5,314,060
General Motors Financial Co Inc 4.375% due 09/25/21	4,000,000	4,180,000
Genworth Holdings Inc 4.900% due 08/15/23	2,600,000	2,108,805
JPMorgan Chase & Co 3.875% due 09/10/24	2,000,000	2,004,108
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	5,067,805
Legg Mason Inc 2.700% due 07/15/19	1,650,000	1,659,727
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	4,500,000	4,875,926
Morgan Stanley
2.375% due 07/23/19	3,000,000	2,990,856
5.000% due 11/24/25	3,000,000	3,205,398
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	1,000,000	1,050,000
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	4,000,000	3,951,444
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,192,476
Prudential Financial Inc 5.200% due 03/15/44 §	3,000,000	2,981,250
Senior Housing Properties Trust REIT 4.750% due 05/01/24	3,000,000	3,083,880
State Street Corp 3.300% due 12/16/24	2,250,000	2,288,450
Synchrony Financial
3.750% due 08/15/21	1,500,000	1,533,543
4.250% due 08/15/24	1,500,000	1,540,970
The Goldman Sachs Group Inc 2.550% due 10/23/19	4,000,000	3,985,392
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,850,000	2,925,462

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS CORE INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
WEA Finance LLC 3.750% due 09/17/24 ~	$3,000,000	$3,050,463
Wells Fargo & Co 4.100% due 06/03/26	2,500,000	2,558,625

		104,250,648

Health Care - 2.3%

Becton Dickinson and Co 4.685% due 12/15/44	3,650,000	3,947,070
CHS/Community Health Systems Inc 6.875% due 02/01/22	200,000	212,875
HCA Inc 4.250% due 10/15/19	1,000,000	1,016,250
6.500% due 02/15/20	2,500,000	2,807,500
Medtronic Inc 3.500% due 03/15/25 ~	2,450,000	2,511,635
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	2,000,000	2,097,500

		12,592,830

Industrials - 11.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,380,764	2,413,619
Air Lease Corp
3.875% due 04/01/21	5,500,000	5,555,000
4.250% due 09/15/24	3,000,000	3,030,000
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	950,000	974,035
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 06/20/24 ~	2,931,839	3,122,408
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	4,941,164	5,259,869
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	3,313,618	3,367,630
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	6,053,842	6,494,561
4.950% due 11/23/20	983,493	1,053,616
ERAC USA Finance LLC 3.850% due 11/15/24 ~	1,500,000	1,524,264
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	2,000,000	1,950,800
HD Supply Inc 5.250% due 12/15/21 ~	2,000,000	2,040,000
International Lease Finance Corp 7.125% due 09/01/18 ~	2,000,000	2,245,000
Owens Corning
4.200% due 12/15/22	3,500,000	3,557,883
4.200% due 12/01/24	1,750,000	1,731,868
Penske Truck Leasing Co LP 4.250% due 01/17/23 ~	3,500,000	3,639,104
The ADT Corp 6.250% due 10/15/21	3,500,000	3,605,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	3,050,000	3,053,965
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	3,396,313	3,570,544
Valmont Industries Inc 5.250% due 10/01/54	2,000,000	2,026,388
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	2,685,042	2,755,658

		62,971,212

Information Technology - 1.8%

Alibaba Group Holding Ltd (Cayman)
3.125% due 11/28/21 ~	3,000,000	2,968,491
3.600% due 11/28/24 ~	2,250,000	2,236,259

	Principal Amount	Value
Fidelity National Information Services Inc 3.875% due 06/05/24	$2,500,000	$2,530,098
NetApp Inc 3.375% due 06/15/21	2,200,000	2,208,831

		9,943,679

Materials - 7.9%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	2,200,000	1,870,000
ArcelorMittal (Luxembourg) 6.000% due 03/01/21	2,000,000	2,087,500
Fibria Overseas Finance Ltd (Cayman) 5.250% due 05/12/24	1,450,000	1,444,200
Freeport-McMoRan Inc 3.550% due 03/01/22	5,500,000	5,202,962
Glencore Funding LLC
2.500% due 01/15/19 ~	1,000,000	985,611
4.125% due 05/30/23 ~	7,000,000	6,842,297
INVISTA Finance LLC 4.250% due 10/15/19 ~	1,000,000	1,005,000
Novelis Inc (Canada) 8.375% due 12/15/17	1,000,000	1,038,750
Reliance Steel & Aluminum Co 4.500% due 04/15/23	4,850,000	4,761,386
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	3,000,000	2,872,500
Sealed Air Corp
4.875% due 12/01/22 ~	950,000	945,250
6.500% due 12/01/20 ~	2,000,000	2,200,000
8.375% due 09/15/21 ~	2,000,000	2,245,000
Southern Copper Corp 5.250% due 11/08/42	2,000,000	1,796,692
Tronox Finance LLC 6.375% due 08/15/20	3,500,000	3,526,250
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,872,820
Yamana Gold Inc (Canada) 4.950% due 07/15/24	2,600,000	2,542,293

		43,238,511

Telecommunication Services - 3.1%

CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,333,444
Hughes Satellite Systems Corp 6.500% due 06/15/19	3,500,000	3,771,250
Verizon Communications Inc
3.500% due 11/01/24	4,500,000	4,430,349
5.150% due 09/15/23	5,000,000	5,525,070

		17,060,113

Utilities - 1.9%

American Transmission Systems Inc 5.000% due 09/01/44 ~	1,500,000	1,611,029
Dynegy I Finance Inc 6.750% due 11/01/19 ~	3,600,000	3,667,500
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	3,000,000	3,208,776
NRG Energy Inc 6.625% due 03/15/23	2,000,000	2,090,000

		10,577,305

Total Corporate Bonds & Notes (Cost $346,369,971)		347,301,997

SENIOR LOAN NOTES - 18.2%

Consumer Discretionary - 7.2%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	2,970,000	2,819,026
ClubCorp Club Operations Inc 4.500% due 07/24/20 §	4,462,890	4,404,315

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS CORE INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	$3,990,000	$3,966,311
Great Wolf Resorts Inc Term B 5.750% due 08/06/20 §	1,496,203	1,491,527
Hilton Worldwide 3.500% due 10/25/20 §	2,492,194	2,466,649
Interactive Data Corp 4.750% due 05/02/21 §	1,741,250	1,732,979
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	3,960,000	3,941,614
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	1,488,750	1,457,114
Michaels Stores Inc 4.000% due 01/28/20 §	2,495,000	2,463,813
New Red Finance Inc Term B 4.500% due 09/30/21 §	3,500,000	3,501,561
Seminole Tribe of Florida 3.000% due 04/29/20 §	3,091,969	3,080,374
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	3,479,962	3,432,113
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,000,000	1,995,500
Tribune Co 4.000% due 12/27/20 §	2,858,552	2,821,034

		39,573,930

Consumer Staples - 2.3%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	1,963,562	1,955,380
Term B-4-1
4.500% due 08/25/21 §	1,000,000	1,001,875
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,940,356	2,895,024
Smart & Final Inc (1st Lien) 4.750% due 11/15/19 §	1,662,246	1,645,624
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	4,916,511	4,913,438

		12,411,341

Energy - 0.4%

Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	2,500,000	1,977,083

Financials - 2.4%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	2,962,273	2,936,353
First Data Corp 3.667% due 09/24/18 §	2,500,000	2,453,908
HUB International Ltd
4.250% due 10/02/20 §	2,967,575	2,890,418
Realogy Corp Term B 3.750% due 03/05/20 §	1,473,863	1,452,982
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	3,450,000	3,174,000

		12,907,661

Industrials - 2.6%

AlixPartners LLP Term B-2 (1st Lien) 4.000% due 07/10/20 §	2,955,299	2,922,052
Gates Global LLC 4.250% due 07/05/21 §	2,367,068	2,308,315
Rexnord LLC Term B 4.000% due 08/21/20 §	4,952,424	4,857,090
Sensata Technologies BV Term B 3.250% due 05/10/18 §	1,471,275	1,471,505
Transdigm Inc Tranche D 3.750% due 06/04/21 §	2,985,000	2,935,748

		14,494,710

	Principal Amount	Value
Information Technology - 0.7%

Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	$2,985,000	$2,977,538
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	977,027	972,141

		3,949,679

Materials - 1.5%

BWAY Intermediate Co Inc 5.552% due 08/14/20 §	2,985,000	2,972,875
FMG Resources Property Ltd 3.750% due 06/30/19 §	5,907,725	5,396,955

		8,369,830

Telecommunication Services - 1.1%

Level 3 Financing Inc Tranche B 4.000% due 01/15/20 §	2,500,000	2,489,583
Tranche B-III
4.000% due 08/01/19 §	2,500,000	2,485,938
Zayo Group 4.000% due 11/20/20 §	997,445	990,224

		5,965,745

Total Senior Loan Notes (Cost $102,167,869)		99,649,979

MORTGAGE-BACKED SECURITIES - 0.3%

Collateralized Mortgage Obligation - Commercial - 0.3%

Hilton USA Trust 2.907% due 11/05/30 " § ~	1,478,196	1,479,347

Total Mortgage-Backed Securities (Cost $1,478,193)		1,479,347

ASSET-BACKED SECURITIES - 1.5%

Carlyle Global Market Strategies CLO Ltd 2.318% due 07/27/26 " § ~	1,500,000	1,463,923
3.368% due 07/27/26 " § ~	1,500,000	1,472,080
Madison Park Funding VIII Ltd 2.432% due 04/22/22 " § ~	2,500,000	2,485,944
Race Point VI CLO Ltd 2.383% due 05/24/23 " § ~	1,500,000	1,475,661
3.343% due 05/24/23 " § ~	1,500,000	1,485,213

		8,382,821

Total Asset-Backed Securities (Cost $8,488,750)		8,382,821

U.S. GOVERNMENT AGENCY ISSUES - 0.9%

Fannie Mae 1.875% due 09/18/18	5,000,000	5,083,485

Total U.S. Government Agency Issues (Cost $5,066,020)		5,083,485

U.S. TREASURY OBLIGATIONS - 9.6%

U.S. Treasury Bonds - 1.3%

3.000% due 11/15/44	2,500,000	2,628,125
3.125% due 02/15/43	4,000,000	4,299,064

		6,927,189

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS CORE INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 8.3%

0.375% due 04/15/15	$5,000,000	$5,004,295
0.375% due 06/30/15	5,000,000	5,007,030
0.625% due 10/15/16	2,000,000	2,000,586
0.625% due 02/15/17	3,000,000	2,992,032
0.750% due 03/15/17	3,000,000	2,999,064
1.375% due 07/31/18	4,500,000	4,504,572
1.375% due 09/30/18	4,000,000	3,995,624
1.500% due 10/31/19	3,000,000	2,980,899
2.000% due 10/31/21	4,000,000	4,009,688
2.125% due 09/30/21	3,000,000	3,033,048
2.250% due 11/15/24	4,500,000	4,530,938
2.375% due 08/15/24	4,500,000	4,581,036

		45,638,812

Total U.S. Treasury Obligations (Cost $51,676,695)		52,566,001

FOREIGN GOVERNMENT BONDS & NOTES - 2.8%

Chile Government (Chile) 2.250% due 10/30/22	4,000,000	3,856,000
Mexico Government (Mexico)
3.500% due 01/21/21	2,000,000	2,047,000
3.625% due 03/15/22	2,000,000	2,048,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,968,824
Republic of Korea (South Korea) 3.875% due 09/11/23	4,000,000	4,393,080

		15,312,904

Total Foreign Government Bonds & Notes (Cost $14,722,134)		15,312,904

	Shares	Value
SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,780,163	$9,780,163

Total Short-Term Investment (Cost $9,780,163)		9,780,163

TOTAL INVESTMENTS - 98.4% (Cost $539,749,795)		539,556,697

OTHER ASSETS & LIABILITIES, NET - 1.6%		8,899,376

NET ASSETS - 100.0%		$548,456,073

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$347,301,997	$—	$347,301,997	$—
	Senior Loan Notes	99,649,979	—	99,649,979	—
	Mortgage-Backed Securities	1,479,347	—	1,479,347	—
	Asset-Backed Securities	8,382,821	—	8,382,821	—
	U.S. Government Agency Issues	5,083,485	—	5,083,485	—
	U.S. Treasury Obligations	52,566,001	—	52,566,001	—
	Foreign Government Bonds & Notes	15,312,904	—	15,312,904	—
	Short-Term Investment	9,780,163	9,780,163	—	—

	Total	$539,556,697	$9,780,163	$529,776,534	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDSSM STRATEGIC INCOME (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.4%

Energy - 0.1%

Halcon Resources Corp 5.750% *	200	$84,368

		84,368

Health Care - 0.3%

Amsurg Corp 5.250% *	4,875	550,875

		550,875

Total Convertible Preferred Stocks (Cost $687,500)		635,243

COMMON STOCKS - 4.0%

Consumer Discretionary - 1.5%

Cedar Fair LP	7,400	353,928
Las Vegas Sands Corp	6,365	370,188
Lennar Corp ‘A’	5,425	243,094
MGM Resorts International *	12,640	270,243
Mohawk Industries Inc *	2,600	403,936
Six Flags Entertainment Corp	10,177	439,138
Standard Pacific Corp *	22,000	160,380

		2,240,907

Energy - 0.4%

Chesapeake Energy Corp	15,270	298,834
Halcon Resources Corp *	558	993
Kinder Morgan Inc	7,210	305,055

		604,882

Financials - 0.2%

Bank of America Corp	16,130	288,566

		288,566

Industrials - 0.8%

Air Lease Corp	8,060	276,539
The ADT Corp	8,010	290,202
The Boeing Co	2,695	350,296
United Rentals Inc *	3,350	341,734

		1,258,771

Materials - 0.6%

Freeport-McMoRan Inc	8,100	189,216
Louisiana-Pacific Corp *	23,800	394,128
Reliance Steel & Aluminum Co	4,740	290,420

		873,764

Telecommunication Services - 0.3%

Intelsat SA (Luxembourg)	12,180	211,445
Verizon Communications Inc	6,410	299,860

		511,305

Utilities - 0.2%

NRG Energy Inc	10,200	274,890

Total Common Stocks (Cost $5,855,790)		6,053,085

EXCHANGE-TRADED FUNDS - 2.5%

iShares iBoxx $ High Yield Corporate Bond	13,400	1,200,640
SPDR Barclays High Yield Bond	30,880	1,192,277
SPDR S&P 500 Trust	6,424	1,320,132

Total Exchange-Traded Funds (Cost $3,743,602)		3,713,049

	Shares	Value
CLOSED-END MUTUAL FUNDS - 1.8%

Eaton Vance Senior Income Trust	99,130	$618,571
First Trust Senior Floating Rate Income Fund II	47,983	624,259
Invesco Senior Income Trust	158,580	723,125
Voya Prime Rate Trust	137,620	730,762

		2,696,717

Total Closed-End Mutual Funds (Cost $2,845,887)		2,696,717

	Principal Amount
CORPORATE BONDS & NOTES - 74.2%

Consumer Discretionary - 11.2%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$650,000	523,250
Beazer Homes USA Inc
5.750% due 06/15/19	1,040,000	1,001,000
7.250% due 02/01/23	400,000	390,000
7.500% due 09/15/21	650,000	656,500
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	250,000	186,250
11.250% due 06/01/17	100,000	73,800
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	100,000	98,500
11.000% due 10/01/21 ~	100,000	91,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	300,000	265,500
CCOH Safari LLC
5.500% due 12/01/22	250,000	254,375
5.750% due 12/01/24	100,000	101,375
CEC Entertainment Inc 8.000% due 02/15/22	500,000	487,500
Cedar Fair LP 5.250% due 03/15/21	300,000	303,000
Greektown Holdings LLC 8.875% due 03/15/19 ~	400,000	401,000
iHeartCommunications Inc 10.000% due 01/15/18	100,000	86,750
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	500,000	467,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	258,750
Landry’s Inc 9.375% due 05/01/20 ~	100,000	106,500
MGM Resorts International 6.750% due 10/01/20	850,000	894,625
Michaels Stores Inc 5.875% due 12/15/20 ~	1,450,000	1,471,750
Mohawk Industries Inc 3.850% due 02/01/23	480,000	481,020
NCL Corp Ltd (Bermuda) 5.250% due 11/15/19 ~	750,000	759,375
NPC International Inc 10.500% due 01/15/20	400,000	417,000
Penn National Gaming Inc 5.875% due 11/01/21	450,000	420,750
Signet UK Finance PLC (United Kingdom) 4.700% due 06/15/24	650,000	628,380
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	1,750,000	1,758,750
The Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	400,000	425,000
8.750% PIK due 10/15/21 ~	400,000	426,000
The Ryland Group Inc 6.625% due 05/01/20	750,000	798,750

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS STRATEGIC INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
The ServiceMaster Co 8.000% due 02/15/20	$784,000	$829,080
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	345,920
5.625% due 03/01/21	1,250,000	1,399,584

		16,809,034

Consumer Staples - 2.8%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	300,000	309,000
Beverages & More Inc 10.000% due 11/15/18 ~	550,000	513,563
JBS Investments GmbH (Austria) 7.750% due 10/28/20 ~	700,000	728,350
JBS USA LLC 7.250% due 06/01/21 ~	250,000	258,750
Post Holdings Inc 6.000% due 12/15/22 ~	400,000	376,500
Reynolds Group Issuer Inc
8.250% due 02/15/21	1,250,000	1,287,500
9.875% due 08/15/19	700,000	745,500

		4,219,163

Energy - 9.4%

American Energy-Permian Basin LLC 7.125% due 11/01/20 ~	1,000,000	745,000
American Energy-Woodford LLC 9.000% due 09/15/22 ~	150,000	97,500
Arch Coal Inc 7.250% due 10/01/20	550,000	181,500
Calumet Specialty Products Partners LP
6.500% due 04/15/21 ~	300,000	269,250
9.625% due 08/01/20	250,000	261,250
Chaparral Energy Inc 8.250% due 09/01/21	850,000	586,500
Crestwood Midstream Partners LP
6.000% due 12/15/20	750,000	721,875
6.125% due 03/01/22	250,000	240,000
Energy XXI Gulf Coast Inc
6.875% due 03/15/24 ~	350,000	189,875
7.500% due 12/15/21	250,000	136,250
Halcon Resources Corp
8.875% due 05/15/21	350,000	265,125
9.750% due 07/15/20	500,000	377,500
Hiland Partners LP
5.500% due 05/15/22 ~	50,000	44,125
7.250% due 10/01/20 ~	550,000	525,250
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,500,000	1,505,907
Linn Energy LLC
6.500% due 05/15/19	750,000	645,000
6.500% due 09/15/21	200,000	163,000
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	1,250,000	1,146,875
Petrobras Global Finance BV (Netherlands) 4.875% due 03/17/20	500,000	469,005
Petrobras International Finance Co SA (Luxembourg) 5.375% due 01/27/21	500,000	465,785
Rowan Cos Inc 4.875% due 06/01/22	500,000	487,286
Samson Investment Co 9.750% due 02/15/20	350,000	146,781
Sanchez Energy Corp
6.125% due 01/15/23 ~	150,000	126,375
7.750% due 06/15/21	500,000	467,500
SandRidge Energy Inc
7.500% due 03/15/21	350,000	225,750
8.750% due 01/15/20	500,000	345,000

	Principal Amount	Value
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	$550,000	$489,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	500,000	477,500
Tervita Corp (Canada)
8.000% due 11/15/18 ~	150,000	129,000
10.875% due 02/15/18 ~	250,000	153,750
The Williams Cos Inc
3.700% due 01/15/23	1,500,000	1,349,411
4.550% due 06/24/24	150,000	139,760
Transocean Inc (Cayman)
3.800% due 10/15/22	400,000	324,653
6.375% due 12/15/21	250,000	230,927

		14,129,765

Financials - 10.8%

AerCap Ireland Capital Ltd (Ireland) 5.000% due 10/01/21 ~	250,000	259,375
Ares Capital Corp 3.875% due 01/15/20	800,000	798,606
CBL & Associates LP REIT 4.600% due 10/15/24	1,500,000	1,522,059
E*TRADE Financial Corp 5.375% due 11/15/22	650,000	666,250
First Data Corp 11.750% due 08/15/21	1,000,000	1,152,500
Host Hotels & Resorts LP REIT
3.750% due 10/15/23	500,000	499,651
4.750% due 03/01/23	500,000	532,203
Hub International Ltd 7.875% due 10/01/21 ~	700,000	698,250
JPMorgan Chase & Co 3.875% due 09/10/24	1,100,000	1,102,259
Liberty Mutual Group Inc
4.250% due 06/15/23 ~	350,000	361,306
4.950% due 05/01/22 ~	750,000	812,654
Morgan Stanley 4.350% due 09/08/26	1,350,000	1,359,920
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,500,000	1,481,792
Ocwen Financial Corp 6.625% due 05/15/19 ~	450,000	414,000
Outfront Media Capital LLC
5.250% due 02/15/22 ~	300,000	303,000
5.875% due 03/15/25 ~	300,000	303,000
Prudential Financial Inc 5.200% due 03/15/44 §	550,000	546,563
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	513,980
6.750% due 04/15/20	1,000,000	1,132,208
6.750% due 12/15/21	250,000	289,022
Synchrony Financial 3.750% due 08/15/21	1,000,000	1,022,362
The Howard Hughes Corp 6.875% due 10/01/21 ~	500,000	520,000

		16,290,960

Health Care - 2.7%

CHS/Community Health Systems Inc
6.875% due 02/01/22	400,000	425,750
7.125% due 07/15/20	400,000	427,000
8.000% due 11/15/19	250,000	267,500
DJO Finance LLC 7.750% due 04/15/18	500,000	487,500
Fresenius Medical Care US Finance II Inc 4.125% due 10/15/20 ~	600,000	606,000
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	500,000	512,250
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	500,000	536,250
Tenet Healthcare Corp
5.000% due 03/01/19 ~	250,000	250,938

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS STRATEGIC INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
8.000% due 08/01/20	$50,000	$52,875
8.125% due 04/01/22	400,000	448,000

		4,014,063

Industrials - 11.4%

AAF Holdings LLC 12.000% due 07/01/19 ~	475,000	463,125
Air Lease Corp
4.250% due 09/15/24	1,000,000	1,010,000
4.750% due 03/01/20	1,550,000	1,654,625
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,472,847	1,567,846
HD Supply Inc
7.500% due 07/15/20	1,000,000	1,052,500
11.500% due 07/15/20	1,500,000	1,725,000
IHS Inc 5.000% due 11/01/22 ~	875,000	870,625
International Lease Finance Corp 6.250% due 05/15/19	1,200,000	1,314,000
Modular Space Corp 10.250% due 01/31/19 ~	550,000	477,125
Multi-Color Corp 6.125% due 12/01/22 ~	750,000	751,875
Nortek Inc 8.500% due 04/15/21	1,245,000	1,338,375
Owens Corning
4.200% due 12/15/22	500,000	508,269
4.200% due 12/01/24	600,000	593,783
9.000% due 06/15/19	116,000	140,513
Roofing Supply Group LLC 10.000% due 06/01/20 ~	250,000	250,475
The ADT Corp 6.250% due 10/15/21	1,550,000	1,596,500
TMS International Corp 7.625% due 10/15/21 ~	450,000	471,375
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	500,000	490,000
4.750% due 10/11/23	150,000	150,195
Valmont Industries Inc 5.250% due 10/01/45	750,000	759,896

		17,186,102

Information Technology - 1.9%

Blackboard Inc 7.750% due 11/15/19 ~	575,000	579,313
Infor Software Parent LLC 7.125% due 05/01/21 ~	800,000	788,000
Keysight Technologies Inc 4.550% due 10/30/24 ~	1,500,000	1,503,545

		2,870,858

Materials - 17.7%

AK Steel Corp
7.625% due 05/15/20	1,550,000	1,449,250
8.375% due 04/01/22	400,000	366,000
ArcelorMittal (Luxembourg)
7.500% due 10/15/39	250,000	260,000
10.350% due 06/01/19	500,000	605,625
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	730,690	723,383
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	1,000,000	980,000
6.750% due 01/31/21 ~	500,000	498,750
7.000% due 11/15/20 ~	167,647	170,162
Berry Plastics Corp
5.500% due 05/15/22	450,000	457,313
9.750% due 01/15/21	830,000	926,488
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	1,100,000	1,075,250

	Principal Amount	Value
BWAY Holding Co 9.125% due 08/15/21 ~	$1,000,000	$1,005,000
Cliffs Natural Resources Inc 5.700% due 01/15/18	350,000	229,250
Constellium NV (Netherlands) 8.000% due 01/15/23 ~	500,000	498,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	500,000	517,500
Fibria Overseas Finance Ltd (Cayman) 5.250% due 05/12/24	500,000	498,000
FMG Resources Property Ltd (Australia)
6.875% due 02/01/18 ~	222,222	202,222
8.250% due 11/01/19 ~	1,000,000	913,750
Freeport-McMoRan Inc 3.550% due 03/01/22	500,000	472,997
4.000% due 11/14/21	1,000,000	992,274
Glencore Finance Canada Ltd (Canada) 4.250% due 10/25/22 ~	1,400,000	1,395,432
Glencore Funding LLC 4.125% due 05/30/23 ~	1,250,000	1,221,839
Hexion U.S. Finance Corp 6.625% due 04/15/20	750,000	738,750
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	750,000	723,750
Mustang Merger Corp 8.500% due 08/15/21 ~	500,000	477,500
Novelis Inc (Canada)
8.375% due 12/15/17	1,000,000	1,038,750
8.750% due 12/15/20	1,750,000	1,863,750
Reliance Steel & Aluminum Co 4.500% due 04/15/23	750,000	736,297
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	500,000	478,750
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	400,000	430,000
8.375% due 06/15/19 ~	850,000	913,750
Sealed Air Corp
4.875% due 12/01/22 ~	250,000	248,750
5.125% due 12/01/24 ~	100,000	101,250
Tronox Finance LLC 6.375% due 08/15/20	800,000	806,000
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	1,250,000	1,211,063
Wise Metals Group LLC 8.750% due 12/15/18 ~	600,000	633,000
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	150,000	159,938
Yamana Gold Inc (Canada) 4.950% due 07/15/24	650,000	635,573

		26,656,106

Telecommunication Services - 4.2%

Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	750,000	731,250
Hughes Satellite Systems Corp 7.625% due 06/15/21	1,250,000	1,381,250
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22	250,000	258,125
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	1,600,000	1,610,000
Sprint Communications Inc
6.000% due 11/15/22	350,000	323,313
7.000% due 08/15/20	250,000	251,250
Sprint Corp 7.250% due 09/15/21	1,850,000	1,843,063

		6,398,251

Utilities - 2.1%

Dynegy Finance I Inc 6.750% due 11/01/19 ~	500,000	509,375
7.625% due 11/01/24 ~	800,000	817,000

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS STRATEGIC INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
NRG Energy Inc
6.250% due 07/15/22	$100,000	$102,750
6.625% due 03/15/23	150,000	156,750
8.250% due 09/01/20	1,000,000	1,072,500
RJS Power Holdings LLC 5.125% due 07/15/19 ~	500,000	496,250

		3,154,625

Total Corporate Bonds & Notes (Cost $116,510,074)		111,728,927

SENIOR LOAN NOTES - 14.1%

Consumer Discretionary - 4.1%

CEC Entertainment Inc Term B 4.000% due 02/12/21 §	497,494	485,886
Clear Channel Communications Inc Tranche D 6.919% due 01/30/19 §	500,000	472,344
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	994,975	990,355
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	991,241	977,611
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	750,000	736,406
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	996,237	977,281
The Servicemaster Co LLC 4.250% due 07/01/21 §	748,125	735,871
Tribune Co 4.000% due 12/27/20 §	783,797	773,509

		6,149,263

Consumer Staples - 1.1%

Albertson’s LLC
Term B-2
4.750% due 03/21/19 §	346,511	345,067
Term B-4
4.500% due 08/25/21 §	500,000	500,938
New Albertson’s Inc Term B 4.750% due 06/30/21 §	249,375	246,180
Reddy Ice Corp Term B (1st Lien) 6.751% due 05/01/19 §	591,981	522,423

		1,614,608

Energy - 1.9%

American Energy - Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	750,000	643,125
Expro Holding SARL 5.750% due 09/02/21 §	498,750	408,975
HGIM Corp Term B 5.500% due 06/18/20 §	743,106	603,774
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	1,250,000	988,541
Seadrill Operating LP 4.000% due 02/21/21 §	248,120	193,782

		2,838,197

Financials - 0.7%

ROC Finance LLC Term B 5.000% due 06/20/19 §	494,987	464,670
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	675,000	621,000

		1,085,670

	Principal Amount	Value
Health Care - 1.3%

Ortho-Clinical Diagnostics Holdings SARL (Luxembourg) 4.750% due 06/30/21 §	$746,250	$735,523
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	474,028	459,807
Surgery Center Holdings Inc (2nd Lien) 8.500% due 11/03/21 §	750,000	727,500

		1,922,830

Industrials - 2.2%

Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	750,000	736,875
Gates Global LLC 4.250% due 07/05/21 §	997,500	972,741
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	1,244,997	1,215,428
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	498,099	485,024

		3,410,068

Information Technology - 1.2%

Activision Blizzard 3.250% due 10/11/20 §	923,750	923,286
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	995,000	992,513

		1,915,799

Materials - 1.6%

BWAY Intermediate Co Inc
5.551% due 08/14/20 §	497,500	495,479
due 08/14/20 µ	500,000	497,969
FMG Resources Property Ltd 3.750% due 06/30/19 §	1,238,725	1,131,627
Mauser Holding GMBH (2nd Lien) 8.250% due 07/31/22 §	250,000	243,750

		2,368,825

Total Senior Loan Notes (Cost $22,512,245)		21,305,260

MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

Hilton USA Trust 2.907% due 11/05/30 " § ~	246,366	246,559

Total Mortgage-Backed Securities (Cost $246,366)		246,559

ASSET-BACKED SECURITIES - 1.0%

Carlyle Global Market Strategies CLO Ltd 3.368% due 07/27/26 " § ~	750,000	736,040
Race Point VI CLO Ltd 3.343% due 05/24/23 " § ~	750,000	742,606

		1,478,646

Total Asset-Backed Securities (Cost $1,494,375)		1,478,646

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS STRATEGIC INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,734,352	$2,734,352

Total Short-Term Investment (Cost $2,734,352)		2,734,352

TOTAL INVESTMENTS - 100.0% (Cost $156,630,191)		150,591,838

OTHER ASSETS & LIABILITIES, NET - 0.0%		34,000

NET ASSETS - 100.0%		$150,625,838

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks
	Energy	$84,368	$—	$84,368	$—
	Health Care	550,875	550,875	—	—

		635,243	550,875	84,368	—

	Common Stocks (1)	6,053,085	6,053,085	—	—
	Exchange-Traded Funds	3,713,049	3,713,049	—	—
	Closed-End Mutual Funds	2,696,717	2,696,717	—	—
	Corporate Bonds & Notes	111,728,927	—	111,238,927	490,000
	Senior Loan Notes	21,305,260	—	19,770,088	1,535,172
	Mortgage-Backed Securities	246,559	—	246,559	—
	Asset-Backed Securities	1,478,646	—	1,478,646	—
	Short-Term Investment	2,734,352	2,734,352	—	—

	Total	$150,591,838	$15,748,078	$132,818,588	$2,025,172

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2014:

	Corporate Bonds & Notes	Senior Loan Notes	Total
Value, Beginning of Period	$—	$—	$—
Purchases	500,000	492,500	992,500
Sales	—	(1,250)	(1,250)
Accrued Discounts (Premiums)	—	196	196
Net Realized Gains (Losses)	—	18	18
Change in Net Unrealized Depreciation	(10,000)	(82,489)	(92,489)
Transfers In	—	1,126,197	1,126,197
Transfers Out	—	—	—

Value, End of Period	$490,000	$1,535,172	$2,025,172

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($10,000)	($82,489)	($92,489)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDSSM FLOATING RATE INCOME (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.6%

Consumer Discretionary - 0.4%

NPC International Inc 10.500% due 01/15/20	$3,350,000	$3,492,375

Consumer Staples - 0.2%

Reynolds Group Issuer Inc
9.000% due 04/15/19	1,000,000	1,040,000
9.875% due 08/15/19	500,000	532,500

		1,572,500

Energy - 0.1%

Crestwood Midstream Partners LP 6.000% due 12/15/20	1,000,000	962,500

Industrials - 0.3%

US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	2,967,462	2,978,738

Materials - 0.8%

Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	2,000,000	1,955,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	2,000,000	1,827,500
Hexion U.S. Finance Corp 6.625% due 04/15/20	3,000,000	2,955,000

		6,737,500

Telecommunication Services - 0.8%

Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21	5,500,000	5,534,375
8.125% due 06/01/23	1,000,000	1,025,000

		6,559,375

Total Corporate Bonds & Notes (Cost $22,776,435)		22,302,988

SENIOR LOAN NOTES - 95.6%

Consumer Discretionary - 27.3%

24 hour Fitness Worldwide 4.750% due 05/28/21 §	4,477,500	4,323,586
Advantage Sales & Marketing Inc
(1st Lien)
4.250% due 07/23/21 §	4,987,903	4,945,821
Affinia Group Inc Tranche B-2 4.750% due 04/27/20 §	2,346,862	2,328,528
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	19,814,925	18,807,673
Caesars Growth Properties Holdings LLC Term B (1st Lien) 6.250% due 05/08/21 §	4,477,500	4,156,611
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	15,259,688	14,903,633
Clear Channel Communications Inc Tranche D 6.919% due 01/30/19 §	6,936,491	6,552,820
ClubCorp Club Operations Inc 4.500% due 07/24/20 §	18,591,636	18,347,620
CS Intermediate Holdco 2 LLC 4.000% due 04/04/21 §	2,985,000	2,953,284
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	13,466,250	13,386,301

	Principal Amount	Value
Golden Nugget Inc
5.500% due 11/05/19 §	$717,019	$712,089
5.500% due 11/21/19 §	1,673,044	1,661,542
Great Wolf Resorts Inc Term B 5.750% due 08/06/20 §	1,994,937	1,988,703
Interactive Data Corp 4.750% due 05/02/21 §	8,208,750	8,169,758
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	7,929,458	7,731,221
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	10,148,213	9,932,563
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	11,046,194	10,756,232
Michaels Stores Inc 4.000% due 01/28/20 §	11,221,875	11,081,602
New Red Finance Inc Term B 4.500% due 09/30/21 §	14,500,000	14,506,467
Nine West Holdings Inc
4.750% due 10/08/19 §	3,152,399	2,957,344
6.250% due 01/08/20 §	2,250,000	2,025,000
NPC International Inc due 12/12/20 µ	1,500,000	1,462,500
Playa Resorts Holding BV (Netherlands) 4.000% due 08/09/19 §	9,389,922	9,249,073
Scientific Games Term B2 6.000% due 10/01/21 §	1,500,000	1,481,250
Spin Holdco Inc (1st Lien)
due 11/14/19 µ	3,000,000	2,958,750
4.250% due 11/14/19 §	13,360,069	13,176,368
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	6,467,418	6,311,799
(2nd Lien)
7.500% due 12/17/21 §	8,333,333	8,182,292
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	16,834,041	16,513,723
The Servicemaster Co LLC 4.250% due 07/01/21 §	8,478,750	8,339,868
Tribune Co 4.000% due 12/27/20 §	6,749,179	6,660,596
Yonkers Racing Corp (1st Lien)
4.250% due 08/20/19 §	3,808,948	3,343,495
(2nd Lien)
8.750% due 08/20/20 §	500,000	350,000

		240,258,112

Consumer Staples - 11.4%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	7,418,684	7,387,770
Term B-3
4.000% due 08/23/19 §	3,000,000	2,991,000
Term B-4
4.500% due 08/25/21 §	13,000,000	13,024,375
Arysta LifeScience SPC LLC
due 05/25/20 µ
(1st Lien)	7,000,000	6,970,831
4.500% due 05/29/20 §	13,124,760	13,070,069
(2nd Lien)
8.250% due 11/30/20 §	3,500,000	3,497,813
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 03/26/20 §	1,965,172	1,934,875
GOBP Holdings Inc
(1st Lien)
5.750% due 10/21/21 §	2,750,000	2,756,875
(2nd Lien)
9.250% due 10/21/22 §	2,250,000	2,224,688
New Albertson’s Inc Term B 4.750% due 06/30/21 §	8,229,375	8,123,940

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS FLOATING RATE INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	$4,925,000	$4,844,969
Reddy Ice Corp Term B (1st Lien) 6.751% due 05/01/19 §	10,329,265	9,115,527
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	10,860,930	10,922,023
Smart & Final Inc (1st Lien)
4.750% due 11/15/19 §	6,427,672	6,363,395
US Foods Inc 4.500% due 03/31/19 §	6,895,000	6,864,834

		100,092,984

Energy - 6.7%

American Energy - Marcellus LLC (1st Lien) 5.250% due 08/04/20 §	3,500,000	3,097,500
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	1,805,323	1,706,031
Drillships Ocean Ventures Inc 5.500% due 07/25/21 §	3,740,625	3,034,582
Expro Holdings 5.750% due 09/02/21 §	8,728,125	7,157,063
Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	7,200,000	5,302,800
HGIM Corp Term B 5.500% due 06/18/20 §	15,565,500	12,646,969
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	18,850,882	14,907,900
Seadrill Operating LP 4.000% due 02/21/21 §	13,633,590	10,647,834

		58,500,679

Financials - 7.0%

Amwins Group (1st Lien)
5.000% due 09/06/19 §	9,838,426	9,752,340
HUB International Ltd 4.250% due 10/02/20 §	15,054,359	14,662,946
RE/MAX LLC 4.000% due 07/31/20 §	6,222,723	6,146,806
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	10,700,000	9,844,000
TransUnion LLC 4.000% due 04/09/21 §	5,210,625	5,148,749
USI Inc 4.250% due 12/27/19 §	16,360,364	16,084,283

		61,639,124

Health Care - 0.7%

CHS/Community Health Systems Inc Term D 4.250% due 01/27/21 §	8,784	8,778
Par Pharmaceutical Cos Inc Term B-2 4.000% due 09/30/19 §	5,123,823	5,010,674
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	1,228,558	1,191,701

		6,211,153

Industrials - 26.6%

AlixPartners LLP
due 06/28/23 µ	2,750,000	2,782,084
(1st Lien)
4.000% due 07/10/20 §	6,677,072	6,601,955
(2nd Lien)
9.000% due 07/10/21 §	9,800,000	9,914,337
Allflex Holdings III Inc
(1st Lien)
4.250% due 07/17/20 §	6,665,625	6,532,313
(2nd Lien)
8.000% due 07/19/21 §	4,405,000	4,294,875
Allied Security Holdings LLC
(1st Lien)
4.250% due 02/12/21 §	6,546,534	6,451,066
(2nd Lien)
8.000% due 08/13/21 §	8,126,712	8,025,128

	Principal Amount	Value
Apex Tool Group LLC 4.500% due 01/31/20 §	$5,649,375	$5,494,017
Atkore International Inc
(1st Lien)
4.500% due 04/09/21 §	4,477,500	4,404,741
(2nd Lien)
7.750% due 10/09/21 §	2,000,000	1,960,000
CAMP SYSTEMS (2nd Lien) 8.250% due 11/29/19 §	3,102,628	3,094,872
Capital Safety North America Holdings Inc (2nd Lien) 6.500% due 03/28/22 §	3,000,000	2,865,000
Crosby US Acquisition Corp (2nd Lien) 7.000% due 11/22/21 §	4,000,000	3,800,000
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	10,098,846	10,048,352
Gates Global LLC 4.250% due 07/05/21 §	17,705,625	17,266,154
GYP Holdings III Corp
(1st Lien)
4.750% due 04/01/21 §	10,703,731	10,449,518
(2nd Lien)
7.750% due 04/01/22 §	5,250,000	5,184,375
Husky Injection Molding Systems Ltd
4.250% due 06/30/21 §	4,731,939	4,607,726
(2nd Lien)
7.250% due 06/30/22 §	1,250,000	1,209,375
LM US Member LLC
4.750% due 10/25/19 §	966,104	953,223
(1st Lien)
4.750% due 10/25/19 §	14,320,916	14,129,975
(2nd Lien)
8.250% due 01/25/21 §	8,125,000	7,908,331
Maxim Crane Works LP (2nd Lien) 10.250% due 11/26/18 §	10,143,529	10,270,324
MRC Global 5.000% due 11/08/19 §	8,230,663	7,695,670
Ply Gem Industries Inc 4.000% due 02/01/21 §	12,548,922	12,313,630
Rexnord LLC Term B 4.000% due 08/21/20 §	14,111,052	13,839,414
Roofing Supply Group LLC due 05/31/19 µ	3,555,510	3,484,400
5.000% due 05/31/19 §	9,354,034	9,166,953
SRS Distribution Inc 4.750% due 09/01/19 §	2,410,158	2,392,082
Tecomet Inc (1st Lien) due 08/04/21 µ	5,500,000	5,307,500
Transdigm Inc Term C
3.750% due 02/28/20 §	11,326,633	11,152,010
Tranche D
3.750% due 06/04/21 §	6,467,500	6,360,786
WTG Holdings III Corp
(1st Lien)
4.750% due 01/15/21 §	10,833,233	10,697,818
(2nd Lien)
8.500% due 01/15/21 §	3,250,000	3,193,125

		233,851,129

Information Technology - 1.0%

Applied Systems Inc
(1st Lien)
4.250% due 01/25/21 §	495,000	487,451
(2nd Lien)
7.500% due 01/24/22 §	3,120,000	3,094,001
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	5,031,687	5,006,528

		8,587,980

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS FLOATING RATE INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Materials - 11.4%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	$17,231,690	$16,951,676
Berry Plastics Corp Term E 3.750% due 01/06/21 §	5,083,523	4,967,023
BWAY Intermediate Co Inc due 08/07/20 µ	2,500,000	2,489,845
5.551% due 08/14/20 §	14,429,370	14,370,758
Emerald Performance Materials LLC
(1st Lien)
4.500% due 07/30/21 §	3,990,000	3,908,536
(2nd Lien)
7.750% due 08/01/22 §	750,000	733,125
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	17,234,377	15,744,327
Mauser Holding GmbH (2nd Lien) 8.250% due 07/31/22 §	2,000,000	1,950,000
Nexeo Solutions LLC
5.000% due 09/08/17 §	1,492,248	1,445,615
Term B-2
5.000% due 09/08/17 §	1,736,675	1,682,404
Term B-3
5.000% due 09/08/17 §	7,548,750	7,312,852
Quikrete Holdings Inc due 03/19/21 µ	1,200,000	1,195,500
(2nd Lien)
7.000% due 03/26/21 §	7,383,158	7,355,471
Univar Inc Term B
5.000% due 06/30/17 §	21,045,112	20,417,526

		100,524,658

	Principal Amount	Value
Telecommunication Services - 2.8%

Intelsat Jackson Holdings SA Term B-2 3.750% due 06/30/19 §	$5,005,406	$4,944,926
Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	11,300,000	11,252,913
4.500% due 12/08/15 §	4,500,000	4,515,471
Tranche B-III
4.000% due 08/01/19 §	3,500,000	3,480,313

		24,193,623

Utilities - 0.7%

Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	5,072,687	4,952,531
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,458,750

		6,411,281

Total Senior Loan Notes (Cost $872,953,863)		840,270,723

	Shares
SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,169,352	7,169,352

Total Short-Term Investment (Cost $7,169,352)		7,169,352

TOTAL INVESTMENTS - 99.0% (Cost $902,899,650)		869,743,063

OTHER ASSETS & LIABILITIES, NET - 1.0%		9,073,509

NET ASSETS - 100.0%		$878,816,572

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$22,302,988	$—	$22,302,988	$—
	Senior Loan Notes	840,270,723	—	811,001,164	29,269,559
	Short-Term Investment	7,169,352	7,169,352	—	—

	Total	$869,743,063	$7,169,352	$833,304,152	$29,269,559

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2014:

Senior Loan Notes
Value, Beginning of Period	$—
Purchases	8,618,750
Sales	(21,875)
Accrued Discounts (Premiums)	3,418
Net Realized Gains	320
Change in Net Unrealized Depreciation	(1,443,550)
Transfers In	22,112,496
Transfers Out	—

Value, End of Period	$29,269,559

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($1,443,550)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the nine-month period ended December 31, 2014, investments with a total aggregate value of $22,112,496 were transferred from Level 2 to Level 3 due to the investment being priced below 90 using a single broker quoted vendor price versus being priced above 90 using a single broker quoted vendor price.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.0%

Consumer Discretionary - 11.9%

Beazer Homes USA Inc 5.750% due 06/15/19	$450,000	$433,125
Cablevision Systems Corp 8.625% due 09/15/17	150,000	167,250
CCOH Safari LLC 5.500% due 12/01/22	350,000	356,125
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	416,000
Chrysler Group LLC 8.250% due 06/15/21	250,000	278,125
iHeartCommunications Inc 10.000% due 01/15/18	400,000	347,000
Landry’s Inc 9.375% due 05/01/20 ~	150,000	159,750
Lennar Corp 4.500% due 06/15/19	300,000	301,500
MGM Resorts International 6.750% due 10/01/20	250,000	263,125
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	48,000	49,080
Michaels Stores Inc 5.875% due 12/15/20 ~	300,000	304,500
NCL Corp Ltd (Bermuda)
5.000% due 02/15/18	150,000	150,750
5.250% due 11/15/19 ~	250,000	253,125
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	150,000	159,375
NPC International Inc 10.500% due 01/15/20	350,000	364,875
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	250,000	251,250
The Ryland Group Inc 6.625% due 05/01/20	400,000	426,000

		4,680,955

Consumer Staples - 2.3%

Beverages & More Inc 10.000% due 11/15/18 ~	300,000	280,125
Reynolds Group Issuer Inc
8.250% due 02/15/21	250,000	257,500
9.875% due 08/15/19	200,000	213,000
Spectrum Brands Inc 6.750% due 03/15/20	150,000	157,125

		907,750

Energy - 3.7%

Chaparral Energy Inc 8.250% due 09/01/21	300,000	207,000
Halcon Resources Corp 9.750% due 07/15/20	200,000	151,000
Linn Energy LLC 6.500% due 05/15/19	350,000	301,000
Regency Energy Partners LP 6.500% due 07/15/21	150,000	153,750
Samson Investment Co 9.750% due 02/15/20	150,000	62,906
SandRidge Energy Inc 7.500% due 03/15/21	300,000	193,500
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	200,000	178,000
Tervita Corp (Canada) 8.000% due 11/15/18 ~	250,000	215,000

		1,462,156

	Principal Amount	Value
Financials - 2.1%

E*TRADE Financial Corp 6.375% due 11/15/19	$200,000	$213,000
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	187,000
Ocwen Financial Corp 6.625% due 05/15/19 ~	450,000	414,000

		814,000

Health Care - 4.6%

Biomet Inc 6.500% due 08/01/20	150,000	160,875
CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	373,625
DJO Finance LLC 7.750% due 04/15/18	150,000	146,250
HCA Inc 7.500% due 02/15/22	350,000	400,750
Tenet Healthcare Corp
5.000% due 03/01/19 ~	500,000	501,875
8.000% due 08/01/20	200,000	211,500

		1,794,875

Industrials - 6.8%

HD Supply Inc 11.500% due 07/15/20	550,000	632,500
Modular Space Corp 10.250% due 01/31/19 ~	300,000	260,250
Nortek Inc 8.500% due 04/15/21	250,000	268,750
Roofing Supply Group LLC 10.000% due 06/01/20 ~	150,000	150,285
The ADT Corp 6.250% due 10/15/21	300,000	309,000
The Hertz Corp 5.875% due 10/15/20	300,000	303,750
TransDigm Inc 5.500% due 10/15/20	250,000	245,625
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	150,000	151,695
United Rentals North America Inc 7.375% due 05/15/20	300,000	325,500

		2,647,355

Information Technology - 2.4%

Blackboard Inc 7.750% due 11/15/19 ~	200,000	201,500
BMC Software Inc 7.250% due 06/01/18	100,000	97,250
NXP BV (Netherlands) 5.750% due 02/15/21 ~	150,000	158,250
Sanmina Corp 4.375% due 06/01/19 ~	500,000	497,500

		954,500

Materials - 9.1%

AK Steel Corp 7.625% due 05/15/20	250,000	233,750
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	170,000
ArcelorMittal (Luxembourg)
6.125% due 06/01/18	150,000	160,313
10.350% due 06/01/19	150,000	181,688
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	208,768	206,680
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	200,000	196,000
9.125% due 10/15/20 ~	200,000	214,000

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS LIMITED DURATION HIGH INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	$250,000	$244,375
BWAY Holding Co 9.125% due 08/15/21 ~	200,000	201,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	258,750
Hexion US Finance Corp 6.625% due 04/15/20	150,000	147,750
Novelis Inc (Canada) 8.750% due 12/15/20	500,000	532,500
Sappi Papier Holding GmbH (Austria) 7.750% due 07/15/17	350,000	376,250
Tronox Finance LLC 6.375% due 08/15/20	200,000	201,500
Wise Metals Group LLC 8.750% due 12/15/18 ~	250,000	263,750

		3,588,306

Telecommunication Services - 5.2%

CenturyLink Inc 5.625% due 04/01/20	150,000	156,188
Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	442,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	400,000	402,500
Level 3 Financing Inc 7.000% due 06/01/20	300,000	317,625
Sprint Communications Inc
6.000% due 11/15/22	150,000	138,563
9.000% due 11/15/18 ~	150,000	170,985
T-Mobile USA Inc 6.464% due 04/28/19	150,000	156,375
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	267,500

		2,051,736

Utilities - 0.9%

GenOn Energy Inc 9.875% due 10/15/20	150,000	148,500
NRG Energy Inc 7.625% due 01/15/18	200,000	220,000

		368,500

Total Corporate Bonds & Notes (Cost $20,119,669)		19,270,133

SENIOR LOAN NOTES - 41.7%

Consumer Discretionary - 9.3%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	247,500	234,919
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	496,250	484,671
ClubCorp Club Operations Inc 4.500% due 07/24/20 §	500,000	493,438
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	495,566	482,557
Nine West Holdings Inc 4.750% due 10/08/19 §	497,500	466,717
Playa Resorts Holding BV 4.000% due 08/09/19 §	495,616	488,181
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	300,000	294,563
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	495,009	485,590
Tribune Co 4.000% due 12/27/20 §	230,528	227,503

		3,658,139

	Principal Amount	Value
Consumer Staples - 8.4%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	$248,128	$247,094
Term B-4 4.500% due 08/25/21 §	500,000	500,938
Arysta LifeScience SPC LLC due 05/29/20 µ	500,000	497,917
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	246,667
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	246,250	242,248
Reddy Ice Corp Term B (1st Lien) 6.751% due 05/01/19 §	494,347	436,261
Sprouts Farmers Markets Holdings LLC
due 04/23/20 µ 4.000% due 04/23/20 §	700,000 180,208	699,563 180,096
US Foods Inc 4.500% due 03/31/19 §	246,250	245,173

		3,295,957

Energy - 3.6%

American Energy - Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	250,000	214,375
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	240,989	227,734
HGIM Corp Term B 5.500% due 06/18/20 §	246,875	200,586
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	500,000	395,417
Seadrill Operating LP 4.000% due 02/21/21 §	495,000	386,595

		1,424,707

Financials - 4.7%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	246,236	244,081
HUB International Ltd 4.250% due 10/02/20 §	246,893	240,474
RE/MAX LLC 4.000% due 07/31/20 §	230,471	227,659
SAM Finance Lux SARL (Luxembourg) 4.250% due 12/17/20 §	247,500	247,191
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	650,000	598,000
USI Inc 4.250% due 12/27/19 §	296,250	291,251

		1,848,656

Health Care - 0.8%

Biomet Inc Term B-2 3.670% due 07/25/17 §	232,409	231,707
CHS/Community Health Systems Inc Term D 4.250% due 01/27/21 §	99,000	98,931

		330,638

Industrials - 9.7%

Accudyne Industries LLC 4.000% due 12/13/19 §	703,493	654,981
AlixPartners LLP Term B-2 (1st Lien) 4.000% due 07/10/20 §	246,875	244,098
(2nd Lien) 9.000% due 07/10/21 §	200,000	202,333
Crosby US Acquisition Corp (1st Lien) 3.750% due 11/23/20 §	496,241	471,429
Gates Global LLC 4.250% due 07/05/21 §	498,750	486,371

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS LIMITED DURATION HIGH INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
LM US Member LLC
4.750% due 10/25/19 §	$9,496	$9,369
(1st Lien) 4.750% due 10/25/19 §	239,244	236,054
Ply Gem Industries Inc 4.000% due 02/01/21 §	496,250	486,945
Rexnord LLC Term B 4.000% due 08/21/20 §	246,875	242,123
Roofing Supply Group LLC 5.000% due 05/31/19 §	496,193	486,269
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	297,000	293,288

		3,813,260

Information Technology - 0.6%

Infor (US) Inc Tranche B-3 3.750% due 06/03/20 §	240,589	233,772

Materials - 3.3%

FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	494,987	452,192
Nexeo Solutions LLC Term B-2 5.000% due 09/08/17 §	396,954	384,550
Quikrete Holdings Inc
(1st Lien) 4.000% due 09/28/20 §	236,336	233,678
(2nd Lien) 7.000% due 03/26/21 §	221,053	220,224

		1,290,644

	Principal Amount	Value
Telecommunication Services - 1.3%

Level 3 Financing Inc Tranche B 4.500% due 12/08/15 §	$250,000	$250,860
WaveDivision Holdings LLC 4.000% due 10/15/19 §	247,475	244,376

		495,236

Total Senior Loan Notes (Cost $17,242,353)		16,391,009

	Shares
SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,612,799	1,612,799

Total Short-Term Investment (Cost $1,612,799)		1,612,799

TOTAL INVESTMENTS - 94.8% (Cost $38,974,821)		37,273,941

OTHER ASSETS & LIABILITIES, NET - 5.2%		2,034,424

NET ASSETS - 100.0%		$39,308,365

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$19,270,133	$—	$19,270,133	$—
	Senior Loan Notes	16,391,009	—	15,754,162	636,847
	Short-Term Investment	1,612,799	1,612,799	—	—

	Total	$37,273,941	$1,612,799	$35,024,295	$636,847

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2014:

Senior Loan Notes
Value, Beginning of Period	$—
Purchases	—
Sales	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Transfers In	636,847
Transfers Out	—

Value, End of Period	$636,847

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the nine-month period ended December 31, 2014, investments with a total aggregate value of $636,847 were transferred from Level 2 to Level 3 due to the investment being priced below 90 using a single broker quoted vendor price versus being priced above 90 using a single broker quoted vendor price.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDSSM HIGH INCOME (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Health Care - 0.1%

Amsurg Corp 5.250% *	125	$14,125

Total Convertible Preferred Stocks (Cost $12,500)		14,125

COMMON STOCKS - 2.1%

Consumer Discretionary - 0.8%

Cedar Fair LP	1,585	75,811
Las Vegas Sands Corp	985	57,288
MGM Resorts International *	2,640	56,443

		189,542

Energy - 0.5%

Chesapeake Energy Corp	2,460	48,142
Kinder Morgan Inc	1,580	66,850

		114,992

Financials - 0.3%

Bank of America Corp	4,400	78,716

Industrials - 0.5%

Air Lease Corp	2,200	75,482
The Boeing Co	470	61,091

		136,573

Total Common Stocks (Cost $525,842)		519,823

CLOSED-END MUTUAL FUNDS - 1.7%

Eaton Vance Senior Income Trust	18,216	113,668
First Trust Senior Floating Rate Income Fund II	5,932	77,175
Invesco Senior Income Trust	25,324	115,477
Voya Prime Rate Trust	24,020	127,546

		433,866

Total Closed-End Mutual Funds (Cost $462,651)		433,866

	Principal Amount
CORPORATE BONDS & NOTES - 93.1%

Consumer Discretionary - 22.1%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$150,000	120,750
99 Cents Only Stores 11.000% due 12/15/19	100,000	106,500
Beazer Homes USA Inc
5.750% due 06/15/19	75,000	72,187
7.250% due 02/01/23	100,000	97,500
7.500% due 09/15/21	150,000	151,500
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	175,000	130,375
11.250% due 06/01/17	100,000	73,800
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	50,000	49,250
11.000% due 10/01/21 ~	200,000	183,000
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	100,000	88,500
CCO Holdings LLC 5.750% due 09/01/23	150,000	152,438

	Principal Amount	Value
CCOH Safari LLC
5.500% due 12/01/22	$25,000	$25,438
5.750% due 12/01/24	50,000	50,688
CEC Entertainment Inc 8.000% due 02/15/22	250,000	243,750
Cedar Fair LP
5.250% due 03/15/21	175,000	176,750
5.375% due 06/01/24 ~	25,000	24,906
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	50,000	48,750
6.375% due 09/15/20 ~	125,000	130,000
Clear Channel Worldwide Holdings Inc 7.625% due 03/15/20	125,000	132,187
Dana Holding Corp 6.750% due 02/15/21	150,000	159,375
DISH DBS Corp
5.125% due 05/01/20	50,000	50,500
6.750% due 06/01/21	50,000	53,875
Greektown Holdings LLC 8.875% due 03/15/19 ~	125,000	125,312
Hilton Worldwide Finance LLC 5.625% due 10/15/21	150,000	157,500
Icahn Enterprises LP 5.875% due 02/01/22	150,000	151,406
iHeartCommunications Inc
10.000% due 01/15/18	50,000	43,375
11.250% due 03/01/21	100,000	102,875
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	175,000	163,625
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	150,000	155,250
Landry’s Inc 9.375% due 05/01/20 ~	50,000	53,250
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	210,000	211,050
MGM Resorts International
6.000% due 03/15/23	75,000	75,750
6.750% due 10/01/20	150,000	157,875
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	20,000	20,450
Michaels Stores Inc 5.875% due 12/15/20 ~	25,000	25,375
NCL Corp Ltd (Bermuda) 5.250% due 11/15/19 ~	125,000	126,563
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	50,000	53,125
8.750% PIK due 10/15/21 ~	275,000	292,875
NPC International Inc 10.500% due 01/15/20	150,000	156,375
Penn National Gaming Inc 5.875% due 11/01/21	175,000	163,625
Sinclair Television Group Inc 6.375% due 11/01/21	100,000	103,500
Standard Pacific Corp 6.250% due 12/15/21	250,000	257,500
The Ryland Group Inc
5.375% due 10/01/22	100,000	97,500
6.625% due 05/01/20	75,000	79,875
The ServiceMaster Co LLC 8.000% due 02/15/20	114,000	120,555
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	200,000	207,500
Wolverine World Wide Inc 6.125% due 10/15/20	125,000	131,875

		5,555,980

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS HIGH INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Consumer Staples - 5.5%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	$125,000	$128,750
Beverages & More Inc 10.000% due 11/15/18 ~	75,000	70,031
JBS Investments GmbH (Austria) 7.750% due 10/28/20 ~	200,000	208,100
JBS USA LLC 7.250% due 06/01/21 ~	100,000	103,500
Post Holdings Inc 6.000% due 12/15/22 ~	150,000	141,188
Reynolds Group Issuer Inc
8.250% due 02/15/21	100,000	103,000
9.000% due 04/15/19	200,000	208,000
9.875% due 08/15/19	125,000	133,125
Rite Aid Corp
6.750% due 06/15/21	100,000	103,750
9.250% due 03/15/20	50,000	54,687
The WhiteWave Foods Co 5.375% due 10/01/22	125,000	129,063

		1,383,194

Energy - 13.5%

Alpha Natural Resources Inc 6.000% due 06/01/19	100,000	32,000
American Energy-Permian Basin LLC
7.125% due 11/01/20 ~	75,000	55,875
7.375% due 11/01/21 ~	50,000	37,000
American Energy-Woodford LLC 9.000% due 09/15/22 ~	25,000	16,250
Arch Coal Inc
7.250% due 10/01/20	50,000	16,500
7.250% due 06/15/21	50,000	14,812
Atlas Pipeline Partners LP
5.875% due 08/01/23	50,000	49,750
6.625% due 10/01/20	100,000	102,250
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	100,000	89,750
Chaparral Energy Inc 8.250% due 09/01/21	150,000	103,500
Crestwood Midstream Partners LP 6.125% due 03/01/22	175,000	168,000
Energy XXI Gulf Coast Inc 6.875% due 03/15/24 ~	125,000	67,813
Halcon Resources Corp
8.875% due 05/15/21	25,000	18,937
9.750% due 07/15/20	200,000	151,000
Hiland Partners LP
5.500% due 05/15/22 ~	25,000	22,063
7.250% due 10/01/20 ~	225,000	214,875
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	101,000
Kodiak Oil & Gas Corp (Canada) 5.500% due 02/01/22	50,000	50,375
Linn Energy LLC
6.500% due 05/15/19	75,000	64,500
6.500% due 09/15/21	50,000	40,750
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	50,000	44,875
6.500% due 03/15/21 ~	200,000	183,500
Memorial Resource Development Corp 5.875% due 07/01/22 ~	175,000	158,813
QEP Resources Inc 6.875% due 03/01/21	150,000	154,500
Regency Energy Partners LP
5.000% due 10/01/22	50,000	47,500
5.750% due 09/01/20	200,000	201,500
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	200,000	197,500

	Principal Amount	Value
Samson Investment Co 9.750% due 02/15/20	$100,000	$41,937
Sanchez Energy Corp
6.125% due 01/15/23 ~	50,000	42,125
7.750% due 06/15/21	125,000	116,875
SandRidge Energy Inc 7.500% due 03/15/21	265,000	170,925
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	250,000	222,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	150,000	143,250
Tervita Corp (Canada)
8.000% due 11/15/18 ~	75,000	64,500
10.875% due 02/15/18 ~	25,000	15,375
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	100,000	66,500
WPX Energy Inc 6.000% due 01/15/22	125,000	120,938

		3,410,113

Financials - 5.0%

E*TRADE Financial Corp 5.375% due 11/15/22	100,000	102,500
First Data Corp
10.625% due 06/15/21	32,000	36,400
12.625% due 01/15/21	175,000	208,250
HUB International Ltd 7.875% due 10/01/21 ~	175,000	174,562
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	187,000
Ocwen Financial Corp 6.625% due 05/15/19 ~	125,000	115,000
Outfront Media Capital LLC
5.250% due 02/15/22 ~	75,000	75,750
5.875% due 03/15/25 ~	50,000	50,500
RHP Hotel Properties LP REIT 5.000% due 04/15/21	100,000	100,000
The Howard Hughes Corp 6.875% due 10/01/21 ~	200,000	208,000

		1,257,962

Health Care - 9.2%

Aviv Healthcare Properties LP 6.000% due 10/15/21	75,000	78,281
Biomet Inc
6.500% due 08/01/20	75,000	80,437
6.500% due 10/01/20	50,000	52,875
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	175,000	177,078
CHS/Community Health Systems Inc
6.875% due 02/01/22	275,000	292,703
8.000% due 11/15/19	125,000	133,750
DJO Finance LLC 7.750% due 04/15/18	100,000	97,500
Endo Finance LLC 5.750% due 01/15/22 ~	75,000	75,188
Fresenius Medical Care US Finance II Inc
4.125% due 10/15/20 ~	50,000	50,500
5.875% due 01/31/22 ~	100,000	109,000
HCA Holdings Inc 6.250% due 02/15/21	225,000	240,187
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	150,000	153,675
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	100,000	101,875
LifePoint Hospitals Inc 5.500% due 12/01/21	200,000	205,500
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	175,000	187,687

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS HIGH INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Tenet Healthcare Corp
5.000% due 03/01/19 ~	$75,000	$75,281
6.000% due 10/01/20	52,000	55,969
8.000% due 08/01/20	100,000	105,750
8.125% due 04/01/22	50,000	56,000

		2,329,236

Industrials - 13.5%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	100,000	97,500
ADS Waste Holdings Inc 8.250% due 10/01/20	175,000	175,875
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	92,317	94,053
Allegion US Holding Co Inc 5.750% due 10/01/21	100,000	106,250
Apex Tool Group LLC 7.000% due 02/01/21 ~	75,000	64,500
CPG Merger Sub LLC 8.000% due 10/01/21 ~	150,000	153,750
HD Supply Inc 5.250% due 12/15/21 ~	75,000	76,500
11.500% due 07/15/20	150,000	172,500
Huntington Ingalls Industries Inc 5.000% due 12/15/21 ~	100,000	101,875
IHS Inc 5.000% due 11/01/22 ~	125,000	124,375
International Lease Finance Corp
4.625% due 04/15/21	100,000	101,937
6.250% due 05/15/19	150,000	164,250
Masco Corp 7.750% due 08/01/29	75,000	86,625
Modular Space Corp 10.250% due 01/31/19 ~	150,000	130,125
Multi-Color Corp 6.125% due 12/01/22 ~	125,000	125,313
Nortek Inc 8.500% due 04/15/21	145,000	155,875
Roofing Supply Group LLC 10.000% due 06/01/20 ~	125,000	125,237
Sensata Technologies BV (Netherlands) 5.625% due 11/01/24 ~	100,000	103,938
The ADT Corp 6.250% due 10/15/21	225,000	231,750
TMS International Corp 7.625% due 10/15/21 ~	175,000	183,312
TransDigm Inc
5.500% due 10/15/20	275,000	270,187
6.000% due 07/15/22	25,000	25,063
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	100,000	98,000
4.750% due 10/11/23	75,000	75,098
5.375% due 02/15/23	50,000	50,565
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	49,458	49,646
USG Corp 5.875% due 11/01/21 ~	200,000	203,000
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	43,441	44,722

		3,391,821

Information Technology - 4.0%

Blackboard Inc 7.750% due 11/15/19 ~	175,000	176,312
BMC Software Finance Inc 8.125% due 07/15/21 ~	50,000	47,250
BMC Software Inc 7.250% due 06/01/18	139,000	135,178
Cardtronics Inc 5.125% due 08/01/22 ~	100,000	98,000

	Principal Amount	Value
Entegris Inc 6.000% due 04/01/22 ~	$75,000	$76,313
Equinix Inc
4.875% due 04/01/20	150,000	150,000
5.375% due 04/01/23	25,000	25,125
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	100,000	98,500
NXP BV (Netherlands) 5.750% due 02/15/21 ~	200,000	211,000

		1,017,678

Materials - 13.3%

AK Steel Corp
7.625% due 05/15/20	50,000	46,750
8.375% due 04/01/22	175,000	160,125
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	225,000	191,250
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	200,000	208,750
7.250% due 03/01/41	50,000	50,750
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	200,000	196,000
7.000% due 11/15/20 ~	17,647	17,912
Berry Plastics Corp 5.500% due 05/15/22	150,000	152,438
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	75,000	73,313
BWAY Holding Co 9.125% due 08/15/21 ~	150,000	150,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	207,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	175,000	159,906
Hexion US Finance Corp
6.625% due 04/15/20	75,000	73,875
9.000% due 11/15/20	175,000	126,875
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	200,000	193,000
Louisiana-Pacific Corp 7.500% due 06/01/20	175,000	185,062
Mustang Merger Corp 8.500% due 08/15/21 ~	150,000	143,250
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	213,000
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	175,000	188,125
Sealed Air Corp
4.875% due 12/01/22 ~	50,000	49,750
5.125% due 12/01/24 ~	25,000	25,313
8.375% due 09/15/21 ~	100,000	112,250
Tronox Finance LLC 6.375% due 08/15/20	203,000	204,522
Wise Metals Group LLC 8.750% due 12/15/18 ~	125,000	131,875
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	75,000	79,969

		3,341,810

Telecommunication Services - 3.7%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	98,250
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	150,000	149,100
Hughes Satellite Systems Corp 7.625% due 06/15/21	200,000	221,000
Level 3 Financing Inc
6.125% due 01/15/21	75,000	78,000
7.000% due 06/01/20	150,000	158,812

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PACIFIC FUNDS HIGH INCOME (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
T-Mobile USA Inc
6.250% due 04/01/21	$115,000	$118,134
6.633% due 04/28/21	100,000	103,000

		926,296

Utilities - 3.3%

Calpine Corp
5.875% due 01/15/24 ~	100,000	107,000
6.000% due 01/15/22 ~	100,000	107,000
Dynegy Finance Inc 7.625% due 11/01/24 ~	75,000	76,594
GenOn Energy Inc 9.875% due 10/15/20	125,000	123,750
NRG Energy Inc 6.250% due 07/15/22	268,000	275,370
RJS Power Holdings LLC 5.125% due 07/15/19 ~	150,000	148,875

		838,589

Total Corporate Bonds & Notes (Cost $24,609,946)		23,452,679

SENIOR LOAN NOTES - 0.9%

Financials - 0.9%

Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	250,000	230,000

Total Senior Loan Notes (Cost $264,229)		230,000

	Shares	Value
SHORT-TERM INVESTMENT -0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	187,111	$187,111

Total Short-Term Investment (Cost $187,111)		187,111

TOTAL INVESTMENTS - 98.6% (Cost $26,062,279)		24,837,604

OTHER ASSETS & LIABILITIES, NET - 1.4%		351,789

NET ASSETS - 100.0%		$25,189,393

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$14,125	$14,125	$—	$—
	Common Stocks (1)	519,823	519,823	—	—
	Closed-End Mutual Funds	433,866	433,866	—	—
	Corporate Bonds & Notes	23,452,679	—	23,354,679	98,000
	Senior Loan Notes	230,000	—	230,000	—
	Short-Term Investment	187,111	187,111	—	—

	Total	$24,837,604	$1,154,925	$23,584,679	$98,000

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.5%

Azerbaijan - 0.3%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	$200,000	$195,013
5.450% due 02/09/17 ~	200,000	206,500

		401,513

Bangladesh - 0.1%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	225,000	224,438

Barbados - 0.3%

Columbus International Inc 7.375% due 03/30/21 ~	385,000	401,844

Bermuda - 1.3%

Digicel Group Ltd
7.125% due 04/01/22 ~	350,000	326,375
8.250% due 09/30/20 ~	1,300,000	1,267,500
Digicel Ltd 6.000% due 04/15/21 ~	395,000	370,313

		1,964,188

Brazil - 0.2%

Banco Votorantim SA 6.250% due 05/16/16 ^ ~	BRL 300,000	133,399
Oi SA 9.750% due 09/15/16 ~	300,000	103,265

		236,664

Canada - 0.6%

Pacific Rubiales Energy Corp
5.125% due 03/28/23 ~	$195,000	154,538
5.375% due 01/26/19 ~	120,000	103,680
5.625% due 01/19/25 ~	660,000	508,200
7.250% due 12/12/21 ~	270,000	236,250

		1,002,668

Cayman - 4.1%

Agile Property Holdings Ltd
8.875% due 04/28/17 ~	200,000	195,000
9.875% due 03/20/17 ~	200,000	198,000
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	450,000	442,745
Central China Real Estate Ltd
6.500% due 06/04/18 ~	200,000	183,374
8.000% due 01/28/20 ~	200,000	183,363
China Hongqiao Group Ltd 7.625% due 06/26/17 ~	200,000	200,835
China SCE Property Holdings Ltd 11.500% due 11/14/17 ~	300,000	307,500
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	200,000	209,170
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	220,000	240,350
Comcel Trust 6.875% due 02/06/24 ~	445,000	467,250
Country Garden Holdings Co Ltd 7.500% due 01/10/23 ~	370,000	351,500
Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	59,063
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 400,000	634,227
EP PetroEcuador 5.885% due 09/24/19 § ~	$310,000	269,700
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	250,000	285,000

	Principal Amount	Value
Kaisa Group Holdings Ltd
8.875% due 03/19/18 ~	$225,000	$151,313
10.250% due 01/08/20 ~	225,000	141,750
KWG Property Holding Ltd 8.975% due 01/14/19 ~	230,000	219,742
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	250,000	255,000
MIE Holdings Corp 7.500% due 04/25/19 ~	200,000	151,500
Nile Finance Ltd 5.250% due 08/05/15 ~	100,000	101,984
Shimao Property Holdings Ltd 6.625% due 01/14/20 ~	245,000	240,223
Sukuk Funding No 3 Ltd 4.348% due 12/03/18 ~	200,000	209,033
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	300,000	306,750
Times Property Holdings Ltd 12.625% due 03/21/19 ~	220,000	226,479
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	200,000	194,696

		6,425,547

Chile - 0.6%

Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	126,012
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	210,000	215,459
3.875% due 11/03/21 ~	200,000	206,017
4.875% due 11/04/44 ~	200,000	203,935
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	100,000	105,798
6.250% due 07/08/19 ~	120,000	132,906

		990,127

Colombia - 0.5%

Colombia Telecomunicaciones SA ESP 5.375% due 09/27/22 ~	350,000	342,125
Ecopetrol SA 7.625% due 07/23/19	100,000	115,000
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 238,000,000	108,560
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	144,000,000	58,957
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	242,000,000	107,767

		732,409

Costa Rica - 0.4%

Banco de Costa Rica 5.250% due 08/12/18 ~	$200,000	202,000
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	200,000	199,860
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	200,000	167,500

		569,360

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	209,900

Hong Kong - 0.4%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	210,000	209,637
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 1,000,000	164,071
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$200,000	214,810

		588,518

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
India - 0.1%

Export-Import Bank of India 4.000% due 01/14/23 ~	$215,000	$216,133

Indonesia - 0.3%

P.T. Berau Coal Energy Tbk 7.250% due 03/13/17 ~	240,000	112,200
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	195,750
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	200,000	209,500

		517,450

Ireland - 1.9%

Alfa Bank OJSC
7.500% due 09/26/19 ~	420,000	357,284
7.750% due 04/28/21 ~	200,000	170,759
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	400,000	172,000
Credit Bank of Moscow 7.700% due 02/01/18 ~	400,000	300,000
Metalloinvest Finance Ltd 5.625% due 04/17/20 ~	200,000	152,764
Rosneft Oil Co 4.199% due 03/06/22 ~	400,000	293,500
VEB-Leasing 5.125% due 05/27/16 ~	200,000	182,000
Vimpel Communications 7.748% due 02/02/21 ~	400,000	340,400
Vnesheconombank
5.450% due 11/22/17 ~	150,000	132,225
6.025% due 07/05/22 ~	200,000	153,060
6.800% due 11/22/25 ~	470,000	373,650
6.902% due 07/09/20 ~	430,000	346,249

		2,973,891

Kazakhstan - 2.5%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	420,000	354,900
KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	168,000
Kazkommertsbank JSC
6.875% due 02/13/17	EUR 300,000	315,824
7.500% due 11/29/16 ~	$280,000	252,280
8.000% due 11/03/15 ~	180,000	176,274
8.500% due 05/11/18 ~	260,000	220,641
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	400,000	356,400
5.750% due 04/30/43 ~	560,000	473,200
6.375% due 04/09/21 ~	200,000	203,250
7.000% due 05/05/20 ~	660,000	689,205
9.125% due 07/02/18 ~	230,000	252,494
11.750% due 01/23/15 ~	100,000	100,330
Zhaikmunai LLP 7.125% due 11/13/19 ~	435,000	381,974

		3,944,772

Luxembourg - 2.2%

Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 300,000	100,782
Gazprom Neft OAO
4.375% due 09/19/22 ~	$200,000	147,000
6.000% due 11/27/23 ~	200,000	160,000
Gazprom OAO
4.300% due 11/12/15 ~	200,000	196,760
4.950% due 02/06/28 ~	100,000	76,500
8.625% due 04/28/34 ~	95,000	95,713

	Principal Amount	Value
MHP SA
8.250% due 04/02/20 ~	$700,000	$483,000
10.250% due 04/29/15 ~	400,000	380,000
Millicom International Cellular SA 6.625% due 10/15/21 ~	275,000	287,375
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	346,800
Puma International Financing SA 6.750% due 02/01/21 ~	400,000	389,600
Sberbank of Russia
5.125% due 10/29/22 ~	200,000	156,132
5.500% due 02/26/24 § ~	400,000	295,800
TMK OAO
6.750% due 04/03/20 ~	255,000	146,625
7.750% due 01/27/18 ~	300,000	193,548

		3,455,635

Malaysia - 0.4%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	100,000	110,278
Petronas Capital Ltd
5.250% due 08/12/19 ~	100,000	111,000
7.875% due 05/22/22 ~	115,000	149,249
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	276,515

		647,042

Mexico - 1.3%

Cemex SAB de CV
5.700% due 01/11/25 ~	200,000	194,500
5.875% due 03/25/19 ~	200,000	203,500
6.500% due 12/10/19 ~	325,000	333,775
Comision Federal de Electricidad
4.875% due 05/26/21 ~	200,000	213,286
4.875% due 01/15/24 ~	200,000	209,500
5.750% due 02/14/42 ~	200,000	214,400
Petroleos Mexicanos
5.500% due 06/27/44	201,000	206,025
6.000% due 03/05/20	45,000	50,738
6.500% due 06/02/41	270,000	311,175
7.190% due 09/12/24 ~	MXN 1,750,000	118,400

		2,055,299

Netherlands - 3.1%

FBN Finance Co BV
8.000% due 07/23/21 § ~	$200,000	178,500
8.250% due 08/07/20 § ~	280,000	261,100
Hyva Global BV 8.625% due 03/24/16 ~	200,000	192,500
Indo Energy Finance II BV 6.375% due 01/24/23 ~	435,000	284,925
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	290,850
Majapahit Holding BV
7.750% due 10/17/16 ~	110,000	121,000
7.750% due 01/20/20 ~	100,000	116,250
8.000% due 08/07/19 ~	200,000	232,800
Marfrig Holding Europe BV
6.875% due 06/24/19 ~	200,000	186,500
8.375% due 05/09/18 ~	205,000	202,950
Metinvest BV 8.750% due 02/14/18 ~	900,000	508,500
10.500% due 11/28/17 ~	398,000	248,750
New World Resources NV 8.000% PIK due 04/07/20 ~	EUR 294,382	277,850
Nostrum Oil & Gas Finance BV 6.375% due 02/14/19 ~	$200,000	173,000
Polish Television Holding BV 11.000% PIK due 01/15/21 ~	EUR 225,000	323,175

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
VimpelCom Holdings BV
5.950% due 02/13/23 ~	$410,000	$315,495
7.504% due 03/01/22 ~	525,000	433,125
VTR Finance BV 6.875% due 01/15/24 ~	500,000	511,250

		4,858,520

Nigeria - 0.2%

Access Bank PLC 9.250% due 06/24/21 § ~	200,000	185,000
Seven Energy Ltd 10.250% due 10/11/21 ~	200,000	186,500

		371,500

Paraguay - 0.2%

Telefonica Celular del Paraguay SA 6.750% due 12/13/22 ~	225,000	234,563

Peru - 0.1%

Union Andina de Cementos SA 5.875% due 10/30/21 ~	200,000	203,400

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	218,250
Power Sector Assets & Liabilities Management Corp
7.250% due 05/27/19 ~	100,000	119,875
7.390% due 12/02/24 ~	310,000	405,480

		743,605

Singapore - 0.0%

Berau Capital Resources Pte Ltd 12.500% due 07/08/15 ~	100,000	50,500

South Africa - 0.5%

Edcon Proprietary Ltd
9.500% due 03/01/18 ~	EUR 620,000	598,227
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 2,200,000	191,523

		789,750

Spain - 0.1%

CEMEX Espana SA 9.875% due 04/30/19 ~	$210,000	231,525

Sri Lanka - 0.1%

Bank of Ceylon 6.875% due 05/03/17 ~	200,000	211,250

Turkey - 0.1%

Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 300,000	115,545

United Arab Emirates - 0.1%

Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	$100,000	121,075
Emirates Airline 4.500% due 02/06/25 ~	100,000	100,750

		221,825

United Kingdom - 2.6%

Afren PLC 6.625% due 12/09/20 ~	200,000	116,000
Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 250,000	89,111

	Principal Amount	Value
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	$600,000	$465,000
Franshion Development Ltd 6.750% due 04/15/21 ~	200,000	213,000
Genel Energy Finance PLC 7.500% due 05/14/19	200,000	171,000
Oschadbank
8.250% due 03/10/16 ~	200,000	116,000
8.875% due 03/20/18 ~	200,000	112,250
Sea Trucks Group Ltd 9.000% due 03/26/18 ~	685,000	496,625
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	300,000	317,652
6.300% due 11/12/40 ~	100,000	127,473
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	218,454
Trillion Chance Ltd 8.500% due 01/10/19 ~	200,000	187,869
Tullow Oil PLC 6.000% due 11/01/20 ~	235,000	197,400
Ukreximbank 8.750% due 01/22/18 ~	440,000	256,300
Vedanta Resources PLC
7.125% due 05/31/23 ~	315,000	291,391
8.250% due 06/07/21 ~	440,000	437,525
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	225,000	207,603

		4,020,653

United States - 0.3%

Cemex Finance LLC 9.375% due 10/12/22 ~	440,000	492,800

Venezuela - 1.0%

Petroleos de Venezuela SA
5.000% due 10/28/15	553,175	420,413
5.125% due 10/28/16	261,034	139,001
5.250% due 04/12/17 ~	177,000	80,535
5.375% due 04/12/27 ~	146,000	51,867
8.500% due 11/02/17 ~	746,900	429,094
9.000% due 11/17/21 ~	81,860	36,223
9.750% due 05/17/35 ~	591,000	264,473
12.750% due 02/17/22 ~	135,000	72,225

		1,493,831

Total Corporate Bonds & Notes (Cost $46,788,815)		41,596,665

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 ~	EUR 112,846	64,178

Total Convertible Corporate Bonds & Notes Cost $70,836)		64,178

SENIOR LOAN NOTES - 1.1%

Dubai - 1.1%

Dubai World International
Term A 1.000% due 09/30/15 §	$437,447	340,479
Term B 1.000% PIK due 09/30/18 §	1,724,312	1,342,089

		1,682,568

Total Senior Loan Notes (Cost $1,833,758)		1,682,568

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 53.5%

Argentina - 0.7%

Argentina Boden 7.000% due 10/03/15	$556,537	$552,085
Argentine Republic Government
2.500% due 12/31/38 Ω	962,217	495,542
8.280% due 12/31/33 Ω	64,293	56,257
8.750% due 06/02/17 Ω	18,777	16,618

		1,120,502

Azerbaijan - 0.1%

Republic of Azerbaijan 4.750% due 03/18/24 ~	200,000	197,500

Belarus - 0.9%

Republic of Belarus
8.750% due 08/03/15 ~	700,000	662,690
8.950% due 01/26/18 ~	760,000	704,444

		1,367,134

Bolivia - 0.2%

Bolivian Government
4.875% due 10/29/22 ~	100,000	101,750
5.950% due 08/22/23 ~	200,000	211,500

		313,250

Brazil - 5.3%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/20 ~	100,000	103,615
6.500% due 06/10/19 ~	270,000	287,550
Brazil Letras do Tesouro Nacional 12.431% due 01/01/17	BRL 5,157,000	1,521,827
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/23	7,615,000	2,547,413
10.000% due 01/01/25	5,316,000	1,751,624
Brazilian Government
2.625% due 01/05/23	$200,000	182,500
4.250% due 01/07/25	375,000	375,469
4.875% due 01/22/21	200,000	213,500
5.000% due 01/27/45	510,000	501,075
5.625% due 01/07/41	100,000	108,250
5.875% due 01/15/19	90,000	100,800
7.125% due 01/20/37	197,000	250,683
8.250% due 01/20/34	141,000	194,228
8.875% due 04/15/24	80,000	108,000

		8,246,534

Chile - 0.1%

Chile Government
3.250% due 09/14/21	100,000	103,750
6.000% due 01/01/20 ~	CLP 60,000,000	111,364

		215,114

Colombia - 4.0%

Colombia Government
4.000% due 02/26/24	$200,000	205,000
4.375% due 03/21/23	COP 38,000,000	14,090
5.625% due 02/26/44	$450,000	508,500
6.125% due 01/18/41	630,000	759,150
7.375% due 09/18/37	320,000	433,600
7.750% due 04/14/21	COP 488,000,000	222,490
8.125% due 05/21/24	$360,000	479,700
9.850% due 06/28/27	COP 227,000,000	120,296
11.750% due 02/25/20	$257,000	365,840
12.000% due 10/22/15	COP 305,000,000	135,238

	Principal Amount	Value
Colombian TES
6.000% due 04/28/28	COP 1,935,800,000	$710,866
7.000% due 09/11/19	595,900,000	262,156
7.250% due 06/15/16	2,919,300,000	1,267,221
7.500% due 08/26/26	784,400,000	331,683
8.000% due 10/28/15	371,500,000	160,465
10.000% due 07/24/24	706,500,000	355,138

		6,331,433

Costa Rica - 0.1%

Costa Rica Government
4.375% due 04/30/25 ~	$90,000	79,875
5.625% due 04/30/43 ~	90,000	74,925

		154,800

Croatia - 0.9%

Croatia Government
6.250% due 04/27/17 ~	200,000	212,634
6.375% due 03/24/21 ~	440,000	482,900
6.625% due 07/14/20 ~	500,000	550,310
6.750% due 11/05/19 ~	200,000	220,000

		1,465,844

Dominican Republic - 0.8%

Dominican Republic
5.875% due 04/18/24 ~	450,000	461,250
6.600% due 01/28/24 ~	200,000	213,500
7.450% due 04/30/44 ~	230,000	252,634
7.500% due 05/06/21 ~	350,000	385,501

		1,312,885

Ecuador - 0.5%

Ecuador Government
7.950% due 06/20/24 ~	600,000	516,000
9.375% due 12/15/15 ~	200,000	196,000

		712,000

Egypt - 0.3%

Egypt Government
5.750% due 04/29/20 ~	340,000	357,000
6.875% due 04/30/40 ~	100,000	103,250

		460,250

El Salvador - 0.5%

El Salvador Government
5.875% due 01/30/25 ~	185,000	180,838
6.375% due 01/18/27 ~	60,000	60,450
7.375% due 12/01/19 ~	100,000	111,750
7.650% due 06/15/35 ~	245,000	260,925
8.250% due 04/10/32 ~	105,000	120,750

		734,713

Ethiopia - 0.2%

Federal Democratic Republic of Ethiopia 6.625% due 12/11/24 ~	310,000	305,350

Gabon - 0.4%

Gabonese Republic 6.375% due 12/12/24 ~	600,000	573,000

Georgia - 0.1%

Georgia Government 6.875% due 04/12/21 ~	200,000	211,800

Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	400,000	405,056

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Hungary - 2.1%

Hungary Government
4.125% due 02/19/18	$434,000	$451,178
5.375% due 02/21/23	630,000	681,975
5.375% due 03/25/24	314,000	340,690
5.750% due 11/22/23	610,000	678,625
6.250% due 01/29/20	406,000	458,273
7.625% due 03/29/41	546,000	728,637

		3,339,378

Indonesia - 2.2%

Indonesia Government
4.875% due 05/05/21 ~	200,000	212,250
5.875% due 03/13/20 ~	200,000	222,500
6.875% due 01/17/18 ~	475,000	537,938
7.750% due 01/17/38 ~	100,000	131,375
11.625% due 03/04/19 ~	200,000	265,250
Indonesia Treasury
5.250% due 05/15/18	IDR 1,414,000,000	105,868
6.250% due 04/15/17	3,557,000,000	279,736
6.625% due 05/15/33	2,830,000,000	192,064
7.000% due 05/15/27	1,249,000,000	92,797
8.375% due 03/15/24	6,346,000,000	533,530
8.375% due 03/15/34	6,439,000,000	526,563
10.500% due 08/15/30	1,249,000,000	120,427
Perusahaan Penerbit SBSN Indonesia III 6.125% due 03/15/19 ~	$200,000	222,000

		3,442,298

Iraq - 0.3%

Republic of Iraq 5.800% due 01/15/28 ~	530,000	447,850

Ivory Coast - 1.7%

Ivory Coast Government
5.375% due 07/23/24 ~	390,000	374,478
5.750% due 12/31/32 ~	2,315,000	2,233,975

		2,608,453

Kazakhstan - 0.1%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	100,000	99,765

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24	200,000	210,500

Latvia - 0.2%

Republic of Latvia 2.750% due 01/12/20 ~	300,000	296,907

Lebanon - 1.7%

Lebanon Government
4.100% due 06/12/15 ~	328,000	327,168
5.150% due 11/12/18 ~	70,000	70,609
5.450% due 11/28/19 ~	170,000	170,935
6.000% due 01/27/23 ~	100,000	100,770
6.100% due 10/04/22 ~	583,000	596,118
6.375% due 03/09/20	319,000	334,956
6.600% due 11/27/26 ~	580,000	601,750
8.250% due 04/12/21 ~	349,000	396,967

		2,599,273

	Principal Amount	Value
Lithuania - 0.8%

Lithuania Government
6.125% due 03/09/21 ~	$290,000	$338,758
6.625% due 02/01/22 ~	400,000	484,500
7.375% due 02/11/20 ~	380,000	460,229

		1,283,487

Malaysia - 0.4%

Malaysia Government
3.394% due 03/15/17	MYR 2,000	569
3.418% due 08/15/22	580,000	158,336
3.654% due 10/31/19	9,000	2,554
4.012% due 09/15/17	5,000	1,443
4.048% due 09/30/21	1,212,000	346,725
4.935% due 09/30/43	430,000	125,740

		635,367

Mexico - 2.4%

Mexican Bonos
7.500% due 06/03/27	MXN 6,560,000	497,296
7.750% due 05/29/31	11,320,000	873,136
8.500% due 05/31/29	2,290,000	187,941
Mexican Udibonos 4.000% due 11/15/40 ^	8,854,218	676,562
Mexico Government
4.750% due 03/08/44	$290,000	303,775
5.550% due 01/21/45	355,000	413,575
5.750% due 10/12/10	240,000	259,200
6.050% due 01/11/40	82,000	100,696
6.750% due 09/27/34	340,000	445,740

		3,757,921

Morocco - 0.5%

Morocco Government
4.250% due 12/11/22 ~	500,000	508,750
5.500% due 12/11/42 ~	200,000	206,806

		715,556

Pakistan - 1.1%

Pakistan Government
6.750% due 12/03/19 ~	350,000	348,250
6.875% due 06/01/17 ~	150,000	153,375
7.125% due 03/31/16 ~	200,000	204,000
7.250% due 04/15/19 ~	600,000	611,700
8.250% due 04/15/24 ~	400,000	413,000

		1,730,325

Panama - 0.8%

Panama Government
4.000% due 09/22/24	200,000	206,500
4.300% due 04/29/53	240,000	226,800
6.700% due 01/26/36	255,000	330,863
7.125% due 01/29/26	100,000	129,250
8.875% due 09/30/27	115,000	167,613
9.375% due 04/01/29	105,000	159,863

		1,220,889

Paraguay - 0.1%

Republic of Paraguay 4.625% due 01/25/23 ~	200,000	205,000

Peru - 1.6%

Peruvian Government
5.625% due 11/18/50	589,000	696,493
5.700% due 08/12/24 ~	PEN 810,000	272,338
6.950% due 08/12/31 ~	106,000	37,833
7.350% due 07/21/25	$508,000	676,910
8.200% due 08/12/26 ~	PEN 592,000	238,910
8.750% due 11/21/33	$365,000	570,313

		2,492,797

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Philippines - 1.8%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	$219,639
4.000% due 01/15/21	$480,000	522,000
4.950% due 01/15/21	PHP 5,000,000	116,526
6.250% due 01/14/36	10,000,000	252,389
6.375% due 10/23/34	$227,000	304,748
7.750% due 01/14/31	420,000	606,375
9.500% due 02/02/30	342,000	556,178
10.625% due 03/16/25	150,000	242,250

		2,820,105

Poland - 0.4%

Poland Government
3.000% due 03/17/23	58,000	57,905
5.000% due 03/23/22	164,000	184,123
6.375% due 07/15/19	341,000	399,823

		641,851

Romania - 1.4%

Romania Government
4.375% due 08/22/23 ~	814,000	859,788
4.750% due 06/24/19	RON 110,000	32,275
5.600% due 11/28/18	110,000	33,240
5.750% due 04/29/20	340,000	104,834
5.900% due 07/26/17	720,000	212,438
5.950% due 06/11/21	60,000	18,754
6.125% due 01/22/44 ~	$38,000	46,123
6.750% due 02/07/22 ~	792,000	956,245

		2,263,697

Russia - 1.4%

Russian Federal
6.200% due 01/31/18	RUB 6,065,000	78,870
6.400% due 05/27/20	12,112,000	139,562
6.700% due 05/15/19	3,982,000	49,095
6.800% due 12/11/19	11,438,000	137,444
7.000% due 01/25/23	10,450,000	116,111
7.000% due 08/16/23	3,521,000	39,267
7.050% due 01/19/28	13,072,000	135,561
7.400% due 06/14/17	10,263,000	142,162
7.500% due 03/15/18	6,121,000	81,865
7.500% due 02/27/19	13,077,000	166,073
7.600% due 04/14/21	21,295,000	250,633
7.600% due 07/20/22	7,183,000	82,294
8.150% due 02/03/27	4,094,000	47,848
Russian Foreign
5.875% due 09/16/43 ~	$200,000	173,924
7.500% due 03/31/30 § ~	606,799	630,768

		2,271,477

Senegal - 0.1%

Senegal Government 8.750% due 05/13/21 ~	200,000	220,540

Serbia - 0.8%

Republic of Serbia
4.875% due 02/25/20 ~	200,000	200,200
5.875% due 12/03/18 ~	200,000	209,500
7.250% due 09/28/21 ~	800,000	899,064

		1,308,764

South Africa - 4.4%

South Africa Government
5.500% due 03/09/20	400,000	440,001
5.875% due 05/30/22	300,000	337,875
6.250% due 03/31/36	ZAR 6,478,300	434,837
6.875% due 05/27/19	$410,000	470,475

	Principal Amount	Value
7.000% due 02/28/31	ZAR 18,511,030	$1,398,744
7.750% due 02/28/23	15,570,960	1,340,933
8.000% due 12/21/18	3,224,240	285,777
8.000% due 01/31/30	4,891,330	410,801
8.500% due 01/31/37	1,800,000	154,076
8.750% due 02/28/48	6,368,000	552,654
10.500% due 12/21/26	10,723,010	1,115,962

		6,942,135

Sri Lanka - 0.2%

Sri Lanka Government
6.250% due 10/04/20 ~	$140,000	147,175
6.250% due 07/27/21 ~	200,000	210,500

		357,675

Thailand - 1.2%

Thailand Government
1.200% due 07/14/21 ^ ~	THB 14,689,688	428,129
1.250% due 03/12/28 ^ ~	6,583,616	179,973
3.625% due 06/16/23	27,973,000	913,145
3.650% due 12/17/21	12,110,000	393,187

		1,914,434

Turkey - 5.4%

Turkey Government
3.000% due 02/23/22 ^	TRY 2,226,642	1,033,895
3.250% due 03/23/23	$200,000	190,500
4.875% due 04/16/43	200,000	200,216
5.625% due 03/30/21	100,000	110,375
5.750% due 03/22/24	200,000	224,500
6.000% due 01/14/41	200,000	227,750
6.750% due 04/03/18	570,000	635,550
6.750% due 05/30/40	210,000	260,138
6.875% due 03/17/36	245,000	303,800
7.000% due 03/11/19	100,000	114,375
7.000% due 06/05/20	25,000	29,131
7.100% due 03/08/23	TRY 1,832,550	750,038
7.375% due 02/05/25	$270,000	336,658
7.500% due 07/14/17	220,000	246,400
7.500% due 11/07/19	100,000	117,475
8.200% due 07/13/16	TRY 880,000	379,773
8.300% due 06/20/18	1,539,550	671,663
8.800% due 09/27/23	656,580	298,260
9.000% due 07/24/24	1,540,000	713,418
9.500% due 01/12/22	978,590	456,274
10.400% due 03/27/19	1,197,390	560,343
10.400% due 03/20/24	560,000	280,296
10.700% due 02/24/16	760,000	335,392

		8,476,220

Ukraine - 1.1%

Ukraine Government
6.250% due 06/17/16 ~	$200,000	130,950
7.500% due 04/17/23 ~	660,000	399,300
7.750% due 09/23/20 ~	100,000	60,625
7.800% due 11/28/22 ~	700,000	434,000
7.950% due 02/23/21 ~	200,000	124,000
9.250% due 07/24/17 ~	850,000	531,250

		1,680,125

United Arab Emirates - 0.1%

Emirate of Dubai Government 5.250% due 01/30/43 ~	200,000	184,500

Uruguay - 1.4%

Uruguay Government
3.700% due 06/26/37 ^	UYU 4,045,684	151,911
4.125% due 11/20/45	$168,548	151,693
4.250% due 04/05/27 ^	UYU 7,046,205	287,702

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
4.375% due 12/15/28 ^	UYU 7,241,071	$298,994
4.500% due 08/14/24	$389,235	409,670
5.000% due 09/14/18 ^	UYU 1,124,056	47,362
5.100% due 06/18/50	$155,000	157,713
7.625% due 03/21/36	202,000	276,235
7.875% PIK due 01/15/33	288,000	397,440

		2,178,720

Venezuela - 1.7%

Venezuela Government
5.750% due 02/26/16 ~	110,000	68,915
6.000% due 12/09/20 ~	162,000	69,417
7.650% due 04/21/25	135,000	57,915
7.750% due 10/13/19 ~	300,000	134,700
8.250% due 10/13/24 ~	362,000	159,280
9.000% due 05/07/23 ~	235,000	104,223
9.250% due 09/15/27	298,000	139,017
9.250% due 05/07/28 ~	259,000	114,996
11.750% due 10/21/26 ~	1,592,700	793,961
11.950% due 08/05/31 ~	1,580,300	798,052
12.750% due 08/23/22 ~	322,000	166,313

		2,606,789

Vietnam - 0.6%

Vietnam Government
4.800% due 11/19/24 ~	307,000	316,978
6.750% due 01/29/20 ~	500,000	566,275

		883,253

Total Foreign Government Bonds & Notes (Cost $90,577,732)		83,963,216

	Shares	Value
SHORT-TERM INVESTMENT - 15.8%

Money Market Fund - 15.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	24,898,868	$24,898,868

Total Short-Term Investment (Cost $24,898,868)		24,898,868

TOTAL INVESTMENTS - 96.9% (Cost $164,170,009)		152,205,495

OTHER ASSETS & LIABILITIES, NET - 3.1%		4,849,586

NET ASSETS - 100.0%		$157,055,081

Notes to Schedule of Investments

(a)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) is based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the fund, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $568,417 or 0.4% of the fund’s net assets were in default as of December 31, 2014.

(d)	Forward foreign currency contracts outstanding as of December 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	5,577,901	USD	2,099,955	01/15	BNP	($4,510)
BRL	3,359,971	USD	1,229,858	01/15	BNP	32,380
BRL	1,547,765	USD	582,699	01/15	BRC	(1,251)
BRL	3,847,000	USD	1,488,489	01/15	CSF	(43,290)
BRL	488,300	USD	183,834	01/15	DUB	(395)
BRL	2,739,549	USD	1,031,379	01/15	GSC	(2,215)
BRL	2,231,623	USD	840,156	01/15	SCB	(1,804)
BRL	5,378,167	USD	1,993,760	01/15	UBS	26,652
BRL	292,733	USD	107,111	02/15	BNP	1,987
BRL	2,492,493	USD	926,193	02/15	BRC	2,724
BRL	4,047,917	USD	1,503,807	02/15	HSB	4,793
BRL	234,797	USD	87,585	02/15	MSC	(79)
CLP	451,463,424	USD	767,469	01/15	BNP	(26,271)
CLP	764,647,000	USD	1,310,000	01/15	CIT	(54,628)
CLP	1,088,088,750	USD	1,799,237	01/15	UBS	(12,850)
CNH	8,448,820	USD	1,365,000	03/15	HSB	(14,162)
CNH	3,847,871	USD	608,455	03/15	HSB	6,761
CNH	5,632,467	USD	903,413	03/15	SCB	(4,089)
CNH	12,427,231	USD	1,950,616	03/17	HSB	(34,166)
CNH	5,705,178	USD	894,579	03/17	SCB	(15,096)
CNY	13,004,436	USD	2,110,082	01/15	HSB	(21,964)
CNY	12,024,400	USD	1,950,746	02/15	DUB	(25,740)
COP	326,396,093	USD	150,046	01/15	CIT	(12,796)
COP	177,200,000	USD	80,000	01/15	CSF	(5,487)
CZK	1,439,652	USD	64,739	01/15	BRC	(1,824)
HUF	442,646,654	USD	1,810,064	01/15	BNP	(119,563)
HUF	284,436,241	USD	1,165,593	01/15	GSC	(79,310)
ILS	2,342,020	USD	622,861	01/15	GSC	(22,436)
INR	83,138,803	USD	1,339,868	01/15	BRC	(31,368)
INR	80,440,600	USD	1,285,302	01/15	GSC	(19,268)
INR	78,156,000	USD	1,258,146	01/15	MER	(28,069)
KRW	4,409,017,262	USD	4,002,921	01/15	MER	1,818

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	4,397,773	USD	322,384	01/15	BRC	($24,865)
MXN	48,637,167	USD	3,558,267	01/15	DUB	(267,858)
MXN	34,597,429	USD	2,542,801	01/15	HSB	(202,211)
MXN	33,101,390	USD	2,428,070	01/15	MSC	(188,690)
MXN	2,813,181	USD	192,479	01/15	SCB	(2,162)
MYR	460,172	USD	136,712	01/15	ANZ	(5,429)
MYR	4,108,885	USD	1,233,309	01/15	BNP	(61,084)
MYR	626,713	USD	186,084	01/15	BRC	(7,289)
MYR	2,917,839	USD	866,993	01/15	CIT	(34,561)
MYR	1,441,755	USD	416,180	01/15	DUB	(4,861)
MYR	442,325	USD	130,000	01/15	HSB	(3,809)
MYR	457,191	USD	135,669	01/15	JPM	(5,237)
MYR	1,772,103	USD	526,581	01/15	MER	(21,017)
MYR	458,185	USD	136,020	01/15	SCB	(5,305)
MYR	2,243,100	USD	662,170	02/15	ANZ	(23,688)
MYR	683,141	USD	202,376	02/15	DUB	(7,925)
MYR	1,152,908	USD	330,214	03/15	CIT	(2,943)
NGN	5,715,000	USD	30,000	01/15	DUB	163
NGN	8,950,000	USD	50,000	01/15	HSB	(2,843)
NGN	5,704,500	USD	30,000	01/15	JPM	108
NGN	5,730,000	USD	30,000	01/15	SCB	242
NGN	9,035,000	USD	50,000	02/15	JPM	(4,270)
PEN	724,057	USD	244,555	01/15	CIT	(3,443)
PEN	1,082,033	USD	365,845	01/15	DUB	(5,528)
PEN	94,997	USD	32,135	01/15	MSC	(501)
PHP	61,916,250	USD	1,375,000	01/15	ANZ	6,982
PHP	13,540,700	USD	301,810	01/15	DUB	421
PHP	14,625,025	USD	326,233	01/15	UBS	200
PHP	19,821,700	USD	438,582	02/15	GSC	3,221
PLN	6,017,055	USD	1,780,658	01/15	BRC	(83,621)
PLN	9,875,968	USD	2,926,810	01/15	DUB	(141,415)
PLN	4,603,753	USD	1,378,287	01/15	MER	(79,855)
RON	4,594,466	USD	1,310,271	01/15	ING	(70,402)
RUB	1,480,000	USD	20,000	01/15	BRC	4,059
RUB	22,491,038	USD	489,974	01/15	HSB	(126,609)
RUB	4,102,500	USD	72,869	01/15	ING	(6,589)
RUB	62,699,982	USD	1,459,497	01/15	JPM	(446,516)
RUB	47,866,644	USD	765,376	02/15	MSC	566
SGD	4,415,134	USD	3,403,588	01/15	UBS	(73,296)
THB	41,498,457	USD	1,271,633	01/15	BNP	(12,339)
THB	17,987,356	USD	545,899	01/15	DUB	(62)
THB	17,056,000	USD	526,582	01/15	GSC	(9,008)
THB	29,275,447	USD	882,189	02/15	BNP	5,066
TRY	2,095,869	USD	917,278	01/15	BRC	(26,094)
TRY	529,397	USD	226,689	01/15	DUB	(1,583)
TRY	557,555	USD	243,697	01/15	HSB	(6,619)
TRY	1,931,990	USD	860,000	01/15	MSC	(38,499)
TWD	33,723,929	USD	1,098,678	01/15	CIT	(31,398)
TWD	43,271,512	USD	1,373,699	02/15	UBS	(4,065)
USD	3,399,954	BRL	8,937,872	01/15	BNP	42,271
USD	600,927	BRL	1,547,765	01/15	BRC	19,479
USD	1,448,310	BRL	3,847,000	01/15	CSF	3,110
USD	190,000	BRL	488,300	01/15	DUB	6,561
USD	1,076,824	BRL	2,739,549	01/15	GSC	47,660
USD	867,526	BRL	2,231,623	01/15	SCB	29,174
USD	2,024,760	BRL	5,378,167	01/15	UBS	4,348
USD	1,218,617	BRL	3,359,971	02/15	BNP	(33,596)
USD	1,975,597	BRL	5,378,167	02/15	UBS	(28,769)
USD	667,500	CLP	398,063,625	01/15	BNP	13,972
USD	2,127,500	CLP	1,274,455,875	01/15	CSF	35,141
USD	465,000	CLP	279,511,500	01/15	JPM	6,107
USD	169,260	CNH	1,042,355	01/15	HSB	1,890
USD	1,977,352	CNH	12,296,691	03/15	HSB	11,296
USD	905,178	CNH	5,632,467	03/15	SCB	5,853
USD	1,963,192	CNH	12,427,231	03/17	HSB	46,742
USD	903,413	CNH	5,705,177	03/17	SCB	23,930
USD	160,000	CNY	984,240	01/15	ANZ	1,961
USD	345,000	COP	717,858,750	01/15	CSF	43,138
USD	115,000	COP	264,960,000	01/15	GSC	3,583

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	639,183	COP	1,553,854,079	01/15	SCB	($14,218)
USD	65,000	CZK	1,441,556	01/15	MER	2,002
USD	1,565,336	EUR	1,252,905	01/15	DUB	48,874
USD	4,196,045	EUR	3,371,707	01/15	MSC	114,768
USD	4,192,333	EUR	3,371,707	01/15	UBS	111,055
USD	534,574	GBP	339,661	01/15	MSC	5,275
USD	70,000	HUF	17,278,282	01/15	MER	4,013
USD	180,000	IDR	2,231,100,000	01/15	ANZ	831
USD	152,710	IDR	1,874,366,000	01/15	BNP	2,189
USD	185,447	IDR	2,279,141,065	01/15	BRC	2,420
USD	40,000	ILS	151,342	01/15	MER	1,200
USD	620,554	INR	38,781,099	01/15	DUB	10,189
USD	135,000	KRW	150,282,000	01/15	ANZ	(1,502)
USD	1,850,000	MXN	25,165,051	01/15	CIT	147,531
USD	305,000	MXN	4,176,012	01/15	DUB	22,484
USD	163,930	MXN	2,291,058	01/15	HSB	8,935
USD	2,010,000	MXN	27,462,631	01/15	MER	152,094
USD	180,000	MXN	2,532,330	01/15	MSC	8,682
USD	46,615	NGN	8,950,000	01/15	JPM	(542)
USD	46,584	NGN	9,035,000	02/15	SCB	853
USD	124,469	PEN	365,504	01/15	BNP	2,756
USD	40,000	PEN	118,080	01/15	CSF	679
USD	5,834	PEN	17,279	01/15	GSC	80
USD	2,440,374	PHP	110,227,800	01/15	DUB	(19,931)
USD	335,000	PLN	1,124,997	01/15	DUB	17,708
USD	277,076	PLN	936,385	01/15	MER	12,980
USD	98,233	RON	351,761	01/15	DUB	3,306
USD	50,000	RON	176,200	01/15	ING	2,450
USD	35,000	RUB	1,880,113	01/15	DUB	4,625
USD	2,050,000	SGD	2,688,790	01/15	BRC	21,872
USD	125,000	SGD	163,508	01/15	CIT	1,667
USD	1,830,000	SGD	2,416,424	01/15	UBS	7,316
USD	200,000	THB	6,600,000	01/15	CIT	(281)
USD	305,697	THB	10,064,821	01/15	CIT	274
USD	58,745	TRY	134,239	01/15	BRC	1,665
USD	1,182,932	TRY	2,658,468	01/15	CSF	52,525
USD	275,000	TRY	619,355	01/15	GSC	11,644
USD	550,850	TRY	1,231,538	01/15	HSB	27,188
USD	346,060	TRY	798,326	01/15	JPM	6,604
USD	181,191	TRY	405,512	01/15	MER	8,764
USD	197,548	TRY	448,474	01/15	UBS	6,853
USD	245,160	ZAR	2,756,133	01/15	BNP	8,074
USD	390,000	ZAR	4,554,810	01/15	BRC	(1,810)
USD	1,067,530	ZAR	11,808,061	01/15	BRC	51,788
USD	89,400	ZAR	1,005,354	01/15	DUB	2,918
USD	200,000	ZAR	2,230,800	01/15	GSC	8,104
USD	385,000	ZAR	4,491,056	01/15	MER	(1,326)
USD	150,600	ZAR	1,688,289	01/15	MER	5,371
USD	1,059,637	ZAR	11,808,061	02/15	UBS	48,303
ZAR	7,422,527	USD	660,596	01/15	DUB	(22,102)
ZAR	9,293,528	USD	800,000	01/15	MER	(560)
ZAR	5,125,422	USD	456,080	01/15	MSC	(15,185)

Total Forward Foreign Currency Contracts						($1,362,674)

(e)	Swap agreements outstanding as of December 31, 2014 were as follows:

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month ZAR JIBAR	BRC	6.580%	11/07/16	ZAR 6,800,000	($1,691)	$-	($1,691)
Brazil CETIP Interbank	HSB	11.525%	01/02/17	BRL 3,169,137	(16,376)	-	(16,376)
Brazil CETIP Interbank	HSB	12.285%	01/02/17	731,495	(9,687)	-	(9,687)
Brazil CETIP Interbank	HSB	12.303%	01/02/17	3,251,816	(43,188)	-	(43,188)
Brazil CETIP Interbank	HSB	12.490%	01/02/17	1,587,981	(18,267)	-	(18,267)
Brazil CETIP Interbank	HSB	12.645%	01/02/17	2,251,166	4,444	-	4,444

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS DEBT FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month ZAR JIBAR	HSB	6.695%	01/14/17	ZAR 3,762,000	$1,278	$-	$1,278
3-Month ZAR JIBAR	MSC	6.760%	01/17/17	3,800,000	68	-	68
3-Month ZAR JIBAR	BRC	7.115%	04/10/17	2,300,000	1,455	-	1,455
3-Month ZAR JIBAR	HSB	6.975%	08/14/17	6,800,000	541	-	541

					($81,423)	$-	($81,423)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 7.875% due 04/15/19	ANZ	04/15/19	IDR 7,900,000,000	$654,466	$674,874	($20,408)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	3,600,000,000	363,325	425,464	(62,139)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	1,200,000,000	101,258	104,568	(3,310)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	7,841,000,000	661,638	681,497	(19,859)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	80,796	95,429	(14,633)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	2,200,000,000	187,060	198,499	(11,439)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	1,800,000,000	135,077	162,619	(27,542)
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	2,800,000,000	249,237	248,894	343
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	1,500,000,000	149,579	177,814	(28,235)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	18,514	22,875	(4,361)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	2,600,000,000	213,423	215,254	(1,831)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	584,000,000	47,938	49,771	(1,833)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	5,279,000,000	433,329	430,486	2,843

				$3,295,640	$3,488,044	($192,404)

Total Swap Agreements				$3,214,217	$3,488,044	($273,827)

(f)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$41,596,665	$—	$41,596,665	$—
	Convertible Corporate Bonds & Notes	64,178	—	—	64,178
	Senior Loan Notes	1,682,568	—	1,682,568	—
	Foreign Government Bonds & Notes	83,963,216	—	83,963,216	—
	Short-Term Investment	24,898,868	24,898,868	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,403,268	—	1,403,268	—
	Interest Rate Contracts
	Swaps	3,303,426	—	3,303,426	—

	Total Assets - Derivatives	4,706,694	—	4,706,694	—

	Total Assets	156,912,189	24,898,868	131,949,143	64,178

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,765,942)	—	(2,765,942)	—
	Interest Rate Contracts
	Swaps	(89,209)	—	(89,209)	—

	Total Liabilities - Derivatives	(2,855,151)	—	(2,855,151)	—

	Total Liabilities	(2,855,151)	—	(2,855,151)	—

	Total	$154,057,038	$24,898,868	$129,093,992	$64,178

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF COMSTOCK FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 16.5%

Carnival Corp (Panama)	128,578	$5,828,441
CBS Corp ‘B’	22,414	1,240,391
Comcast Corp ‘A’	68,331	3,963,881
Fossil Group Inc *	11,490	1,272,403
General Motors Co	138,229	4,825,574
Johnson Controls Inc	98,325	4,753,030
Kohl’s Corp	63,249	3,860,719
Newell Rubbermaid Inc	49,606	1,889,493
Target Corp	37,761	2,866,438
Time Warner Cable Inc	23,253	3,535,851
Time Warner Inc	21,059	1,798,860
Twenty-First Century Fox Inc ‘B’	98,843	3,646,318
Viacom Inc ‘B’	65,912	4,959,878

		44,441,277

Consumer Staples - 4.5%

ConAgra Foods Inc	122,272	4,436,028
CVS Health Corp	22,648	2,181,229
Mondelez International Inc ‘A’	52,240	1,897,618
Unilever NV ‘NY’ (Netherlands)	48,397	1,889,419
Wal-Mart Stores Inc	21,102	1,812,240

		12,216,534

Energy - 14.8%

BP PLC ADR (United Kingdom)	123,333	4,701,454
California Resources Corp *	13,012	71,698
Chevron Corp	27,867	3,126,120
Devon Energy Corp	45,071	2,758,796
Halliburton Co	59,898	2,355,788
Murphy Oil Corp	63,548	3,210,445
Noble Corp PLC (United Kingdom)	105,450	1,747,307
Occidental Petroleum Corp	32,531	2,622,324
QEP Resources Inc	112,679	2,278,369
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	89,631	6,000,795
Suncor Energy Inc (Canada)	198,588	6,311,127
Weatherford International PLC (Ireland) *	411,347	4,709,923

		39,894,146

Financials - 24.3%

Aflac Inc	37,559	2,294,479
Bank of America Corp	297,560	5,323,348
Citigroup Inc	221,981	12,011,392
Fifth Third Bancorp	148,248	3,020,553
JPMorgan Chase & Co	134,820	8,437,036
MetLife Inc	73,486	3,974,858
Morgan Stanley	122,751	4,762,739
State Street Corp	59,626	4,680,641
The Allstate Corp	54,271	3,812,538
The Bank of New York Mellon Corp	97,494	3,955,332
The Goldman Sachs Group Inc	13,978	2,709,356
The PNC Financial Services Group Inc	46,544	4,246,209
US Bancorp	24,133	1,084,778
Wells Fargo & Co	94,347	5,172,103

		65,485,362

Health Care - 12.5%

AbbVie Inc	31,901	2,087,601
Anthem Inc	24,755	3,110,961
Bristol-Myers Squibb Co	39,764	2,347,269
Express Scripts Holding Co *	25,702	2,176,188
GlaxoSmithKline PLC ADR (United Kingdom)	23,417	1,000,843
Medtronic Inc	24,827	1,792,509
Merck & Co Inc	92,097	5,230,189
Novartis AG (Switzerland)	47,361	4,399,304
Pfizer Inc	132,970	4,142,016
Roche Holding AG ADR (Switzerland)	65,043	2,210,812

	Shares	Value
Sanofi ADR (France)	73,540	$3,354,159
UnitedHealth Group Inc	18,990	1,919,699

		33,771,550

Industrials - 6.9%

Emerson Electric Co	42,090	2,598,216
General Electric Co	267,086	6,749,263
Honeywell International Inc	20,450	2,043,364
Ingersoll-Rand PLC (Ireland)	56,423	3,576,654
Textron Inc	83,731	3,525,912
Veritiv Corp * l	—	22

		18,493,431

Information Technology - 12.5%

Autodesk Inc *	19,917	1,196,215
Cisco Systems Inc	189,867	5,281,151
Citrix Systems Inc *	38,439	2,452,408
Corning Inc	104,019	2,385,156
eBay Inc *	81,796	4,590,391
Hewlett-Packard Co	101,853	4,087,361
Intel Corp	82,440	2,991,748
Microsoft Corp	107,261	4,982,273
Symantec Corp	156,264	4,008,953
Yahoo! Inc *	31,755	1,603,945

		33,579,601

Materials - 1.7%

Alcoa Inc	139,583	2,204,016
International Paper Co	46,973	2,516,813

		4,720,829

Telecommunication Services - 1.4%

Verizon Communications Inc	49,087	2,296,290
Vivendi SA (France) *	63,742	1,590,058

		3,886,348

Utilities - 1.0%

FirstEnergy Corp	34,662	1,351,471
PG&E Corp	24,387	1,298,364

		2,649,835

Total Common Stocks (Cost $165,333,688)		259,138,913

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,959,872	9,959,872

Total Short-Term Investment (Cost $9,959,872)		9,959,872

TOTAL INVESTMENTS - 99.8% (Cost $175,293,560)		269,098,785

OTHER ASSETS & LIABILITIES, NET - 0.2%		573,328

NET ASSETS - 100.0%		$269,672,113

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF COMSTOCK FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	1,181,783	CAD	1,363,435	01/15	BRC	$8,644
USD	1,182,049	CAD	1,363,434	01/15	CIB	8,884
USD	1,181,406	CAD	1,363,434	01/15	DUB	8,268
USD	1,181,240	CAD	1,363,435	01/15	GSC	8,101
USD	1,465,160	CHF	1,421,015	01/15	BRC	35,469
USD	1,465,507	CHF	1,421,014	01/15	CIB	35,816
USD	1,465,165	CHF	1,421,014	01/15	DUB	35,475
USD	1,465,250	CHF	1,421,014	01/15	GSC	35,559
USD	2,597,471	EUR	2,096,256	01/15	CIB	60,448
USD	2,597,217	EUR	2,096,256	01/15	DUB	60,194
USD	2,597,952	EUR	2,096,255	01/15	GSC	60,930
USD	2,597,203	EUR	2,096,255	01/15	RBC	60,181
USD	1,204,825	GBP	767,231	01/15	BRC	9,170
USD	1,204,733	GBP	767,231	01/15	CIB	9,078
USD	1,204,745	GBP	767,230	01/15	DUB	9,092
USD	1,204,697	GBP	767,230	01/15	GSC	9,044

Total Forward Foreign Currency Contracts						$454,353

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$44,441,277	$44,441,277	$—	$—
	Consumer Staples	12,216,534	12,216,534	—	—
	Energy	39,894,146	39,894,146	—	—
	Financials	65,485,362	65,485,362	—	—
	Health Care	33,771,550	33,771,550	—	—
	Industrials	18,493,431	18,493,431	—	—
	Information Technology	33,579,601	33,579,601	—	—
	Materials	4,720,829	4,720,829	—	—
	Telecommunication Services	3,886,348	2,296,290	1,590,058	—
	Utilities	2,649,835	2,649,835	—	—

		259,138,913	257,548,855	1,590,058	—
	Short-Term Investment	9,959,872	9,959,872	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	454,353	—	454,353	—

	Total	$269,553,138	$267,508,727	$2,044,411	$—

During the nine-month period ended December 31, 2014, an investment with a total aggregate value of $4,399,304 was transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GROWTH FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 21.5%

Amazon.com Inc *	3,494	$1,084,362
AutoZone Inc *	1,542	954,668
BorgWarner Inc	4,959	272,497
Burlington Stores Inc *	9,828	464,471
Comcast Corp ‘Special A’	32,224	1,854,975
Ctrip.com International Ltd ADR (Cayman) *	2,304	104,832
Discovery Communications Inc ‘C’ *	7,088	239,007
Hilton Worldwide Holdings Inc *	19,749	515,251
L Brands Inc	12,515	1,083,173
Las Vegas Sands Corp	12,367	719,265
LVMH Moet Hennessy Louis Vuitton SA (France)	4,713	745,288
Marriott International Inc ‘A’	14,522	1,133,152
Netflix Inc *	1,160	396,268
NIKE Inc ‘B’	10,077	968,904
PVH Corp	5,694	729,800
Ross Stores Inc	27,788	2,619,297
Starbucks Corp	19,708	1,617,041
The Priceline Group Inc *	2,210	2,519,864
The TJX Cos Inc	27,817	1,907,690
The Walt Disney Co	9,305	876,438
Tiffany & Co	6,867	733,808
Time Inc l	—	6
Time Warner Inc	17,028	1,454,532
Tractor Supply Co	9,807	772,988
Twenty-First Century Fox Inc ‘A’	65,466	2,514,222
Urban Outfitters Inc *	3,685	129,454
VF Corp	27,339	2,047,691
Wynn Resorts Ltd	7,089	1,054,560
Yum! Brands Inc	1,904	138,706

		29,652,210

Consumer Staples - 6.8%

Colgate-Palmolive Co	21,010	1,453,682
Constellation Brands Inc ‘A’ *	11,313	1,110,597
Costco Wholesale Corp	8,595	1,218,341
CVS Health Corp	13,923	1,340,924
Danone SA (France)	9,973	656,090
Mead Johnson Nutrition Co	11,366	1,142,738
Mondelez International Inc ‘A’	27,356	993,707
Pernod Ricard SA (France)	4,489	497,728
Philip Morris International Inc	3,373	274,731
The Estee Lauder Cos Inc ‘A’	8,732	665,378

		9,353,916

Energy - 2.6%

Anadarko Petroleum Corp	11,636	959,970
Concho Resources Inc *	2,976	296,856
Noble Energy Inc	14,265	676,589
Pioneer Natural Resources Co	4,393	653,898
Schlumberger Ltd (Netherlands)	11,427	975,980

		3,563,293

Financials - 8.1%

Affiliated Managers Group Inc *	4,612	978,851
American Express Co	19,201	1,786,461
American Tower Corp REIT	28,150	2,782,628
BlackRock Inc	3,064	1,095,564
Intercontinental Exchange Inc	10,657	2,336,974
MetLife Inc	5,206	281,593
Moody’s Corp	5,440	521,206
Morgan Stanley	25,357	983,852
Realogy Holdings Corp *	9,468	421,231

		11,188,360

	Shares	Value
Health Care - 20.5%

Abbott Laboratories	30,812	$1,387,156
AbbVie Inc	14,258	933,044
Actavis PLC (Ireland) *	11,218	2,887,730
Alexion Pharmaceuticals Inc *	11,857	2,193,901
Biogen Idec Inc *	5,882	1,996,645
Bristol-Myers Squibb Co	36,185	2,136,001
Celgene Corp *	17,136	1,916,833
Cerner Corp *	17,240	1,114,738
Covidien PLC (Ireland)	14,898	1,523,767
CR Bard Inc	3,389	564,675
Gilead Sciences Inc *	11,109	1,047,134
Isis Pharmaceuticals Inc *	3,962	244,614
McKesson Corp	8,678	1,801,379
Merck & Co Inc	10,571	600,327
Puma Biotechnology Inc *	2,156	408,066
Receptos Inc *	1,971	241,467
Regeneron Pharmaceuticals Inc *	4,211	1,727,563
The Cooper Cos Inc	3,157	511,718
Thermo Fisher Scientific Inc	23,445	2,937,424
Valeant Pharmaceuticals International Inc (Canada) *	6,068	868,391
Vertex Pharmaceuticals Inc *	5,444	646,747
Zoetis Inc	15,667	674,151

		28,363,471

Industrials - 9.2%

AMETEK Inc	25,748	1,355,117
Canadian Pacific Railway Ltd (Canada)	1,219	234,889
Colfax Corp *	13,902	716,926
Danaher Corp	38,266	3,279,779
Equifax Inc	2,839	229,590
Honeywell International Inc	12,015	1,200,539
Kansas City Southern	3,893	475,063
Precision Castparts Corp	6,384	1,537,778
Roper Industries Inc	8,592	1,343,359
Union Pacific Corp	10,397	1,238,595
United Parcel Service Inc ‘B’	5,676	631,001
Verisk Analytics Inc ‘A’ *	6,705	429,455

		12,672,091

Information Technology - 27.1%

Adobe Systems Inc *	15,760	1,145,752
Alibaba Group Holding Ltd ADR (Cayman) *	1,222	127,015
Altera Corp	13,021	480,996
Apple Inc	40,701	4,492,576
Avago Technologies Ltd (Singapore)	3,380	339,994
Broadcom Corp ‘A’	14,425	625,035
Citrix Systems Inc *	2,203	140,551
Cognizant Technology Solutions Corp ‘A’ *	36,937	1,945,102
EMC Corp	91,615	2,724,630
Facebook Inc ‘A’ *	44,542	3,475,167
FleetCor Technologies Inc *	10,193	1,515,801
Google Inc ‘A’ *	6,476	3,436,554
Google Inc ‘C’ *	5,569	2,931,522
LinkedIn Corp ‘A’ *	6,325	1,452,916
MasterCard Inc ‘A’	36,931	3,181,975
Oracle Corp	38,464	1,729,726
salesforce.com Inc *	32,487	1,926,804
Twitter Inc *	10,337	370,788
Visa Inc ‘A’	17,278	4,530,292
Yahoo! Inc *	16,994	858,367

		37,431,563

Materials - 3.2%

Airgas Inc	4,482	516,237
Ecolab Inc	3,864	403,865

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GROWTH FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
Monsanto Co	12,421	$1,483,937
The Sherwin-Williams Co	7,979	2,098,796

		4,502,835

Total Common Stocks (Cost $107,614,708)		136,727,739

	Principal Amount
SHORT-TERM INVESTMENTS - 1.2%

Commercial Paper - 0.3%

HSBC USA Inc 0.050% due 01/02/15	$408,000	408,000

	Shares
Money Market Fund - 0.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,199,585	1,199,585

Total Short-Term Investments (Cost $1,607,584)		1,607,585

TOTAL INVESTMENTS - 100.2% (Cost $109,222,292)		138,335,324

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(220,831)

NET ASSETS - 100.0%		$138,114,493

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase of discounted investments.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$29,652,210	$28,906,922	$745,288	$—
	Consumer Staples	9,353,916	8,200,098	1,153,818	—
	Energy	3,563,293	3,563,293	—	—
	Financials	11,188,360	11,188,360	—	—
	Health Care	28,363,471	28,363,471	—	—
	Industrials	12,672,091	12,672,091	—	—
	Information Technology	37,431,563	37,431,563	—	—
	Materials	4,502,835	4,502,835	—	—

		136,727,739	134,828,633	1,899,106	—
	Short-Term Investment	1,607,585	1,199,585	408,000	—

	Total	$138,335,324	$136,028,218	$2,307,106	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF LARGE-CAP GROWTH FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 23.3%

Delphi Automotive PLC (United Kingdom)	19,239	$1,399,059
Dollar General Corp *	54,539	3,855,907
Liberty Global PLC ‘A’ (United Kingdom) *	122,930	6,171,701
lululemon athletica Inc *	47,033	2,623,971
Michael Kors Holdings Ltd (United Kingdom) *	35,491	2,665,374
Netflix Inc *	11,413	3,898,795
Starbucks Corp	34,103	2,798,151
The Home Depot Inc	20,798	2,183,166
The Walt Disney Co	33,960	3,198,692
Time Warner Inc	31,148	2,660,662
TripAdvisor Inc *	64,067	4,783,242
Twenty-First Century Fox Inc ‘A’	188,010	7,220,524
Wynn Resorts Ltd	10,939	1,627,286

		45,086,530

Consumer Staples - 2.9%

Constellation Brands Inc ‘A’ *	11,946	1,172,738
CVS Health Corp	14,189	1,366,543
The Hershey Co	15,320	1,592,208
Whole Foods Market Inc	30,691	1,547,440

		5,678,929

Energy - 2.8%

Concho Resources Inc *	32,730	3,264,817
Pioneer Natural Resources Co	9,250	1,376,863
Range Resources Corp	14,593	779,996

		5,421,676

Financials - 4.8%

Berkshire Hathaway Inc ‘B’ *	12,895	1,936,183
Crown Castle International Corp REIT	25,058	1,972,065
Discover Financial Services	41,009	2,685,679
Moody’s Corp	27,416	2,626,727

		9,220,654

Health Care - 23.2%

AbbVie Inc	123,007	8,049,578
athenahealth Inc *	10,867	1,583,322
Express Scripts Holding Co *	46,654	3,950,194
Gilead Sciences Inc *	20,394	1,922,338
Humana Inc	12,087	1,736,056
Intuitive Surgical Inc *	2,637	1,394,815
Mallinckrodt PLC (Ireland)	16,084	1,592,799
Perrigo Co PLC (Ireland)	25,018	4,182,009
Regeneron Pharmaceuticals Inc *	9,015	3,698,404
United Therapeutics Corp *	43,899	5,684,482
Valeant Pharmaceuticals International Inc (Canada) *	42,536	6,087,327
Vertex Pharmaceuticals Inc *	41,952	4,983,898

		44,865,222

	Shares	Value
Industrials - 6.9%

Precision Castparts Corp	17,072	$4,112,303
Spirit Airlines Inc *	47,053	3,556,266
Union Pacific Corp	48,045	5,723,601

		13,392,170

Information Technology - 35.5%

Alibaba Group Holding Ltd ADR (Cayman) *	29,780	3,095,332
Alliance Data Systems Corp *	16,254	4,649,457
Apple Inc	78,246	8,636,793
Baidu Inc ADR (Cayman) *	20,897	4,763,889
Facebook Inc ‘A’ *	109,945	8,577,909
Google Inc ‘A’ *	9,592	5,090,091
LinkedIn Corp ‘A’ *	22,321	5,127,357
Oracle Corp	40,249	1,809,998
salesforce.com Inc *	94,230	5,588,781
Splunk Inc *	12,582	741,709
Visa Inc ‘A’	34,844	9,136,097
VMware Inc ‘A’ *	27,753	2,290,178
Workday Inc ‘A’ *	23,619	1,927,547
Yahoo! Inc *	146,253	7,387,240

		68,822,378

Materials - 0.6%

Ecolab Inc	11,107	1,160,904

Total Common Stocks (Cost $157,546,924)		193,648,463

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	508,671	508,671

Total Short-Term Investment (Cost $508,671)		508,671

TOTAL INVESTMENTS - 100.2% (Cost $158,055,595)		194,157,134

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(441,075)

NET ASSETS - 100.0%		$193,716,059

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$193,648,463	$193,648,463	$—	$—
	Short-Term Investment	508,671	508,671	—	—

	Total	$194,157,134	$194,157,134	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF LARGE-CAP VALUE FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 16.7%

DISH Network Corp ‘A’ *	174,659	$12,730,892
SES SA FDR ‘A’ (Luxembourg)	97,785	3,507,661
Target Corp	101,678	7,718,377
The Home Depot Inc	71,645	7,520,576
Time Warner Cable Inc	56,343	8,567,517
Time Warner Inc	131,972	11,273,048
Twenty-First Century Fox Inc ‘B’	206,605	7,621,658

		58,939,729

Consumer Staples - 11.6%

Altria Group Inc	80,222	3,952,538
Anheuser-Busch InBev NV ADR (Belgium)	35,578	3,996,121
CVS Health Corp	145,308	13,994,613
Kimberly-Clark Corp	48,385	5,590,403
Lorillard Inc	96,110	6,049,163
Philip Morris International Inc	90,777	7,393,787

		40,976,625

Energy - 9.5%

Chevron Corp	64,149	7,196,235
Exxon Mobil Corp	86,920	8,035,754
Halliburton Co	158,061	6,216,539
National Oilwell Varco Inc	83,801	5,491,480
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	53,475	3,580,151
Suncor Energy Inc (Canada)	93,473	2,970,572

		33,490,731

Financials - 25.8%

American Express Co	85,202	7,927,194
American Tower Corp REIT	47,090	4,654,847
Capital One Financial Corp	52,586	4,340,974
Citigroup Inc	108,627	5,877,807
JPMorgan Chase & Co	207,779	13,002,810
Marsh & McLennan Cos Inc	94,532	5,411,012
MetLife Inc	76,023	4,112,084
State Street Corp	83,840	6,581,440
Synchrony Financial *	147,050	4,374,738
The Bank of New York Mellon Corp	102,259	4,148,648
The Progressive Corp	76,388	2,061,712
The Travelers Cos Inc	63,428	6,713,854
US Bancorp	209,547	9,419,138
Wells Fargo & Co	228,460	12,524,177

		91,150,435

Health Care - 9.6%

Amgen Inc	42,373	6,749,595
Anthem Inc	50,920	6,399,116
Halyard Health Inc *	1	28
Johnson & Johnson	58,392	6,106,051
Merck & Co Inc	113,622	6,452,593
Novartis AG ADR (Switzerland)	41,455	3,841,220
Teva Pharmaceutical Industries Ltd ADR (Israel)	77,430	4,452,999

		34,001,602

Industrials - 8.6%

General Electric Co	323,043	8,163,297
Honeywell International Inc	88,264	8,819,339
Illinois Tool Works Inc	74,331	7,039,146
United Technologies Corp	56,409	6,487,035

		30,508,817

Information Technology - 9.8%

EMC Corp	208,193	6,191,660
International Business Machines Corp	17,655	2,832,568
Microsoft Corp	110,975	5,154,789

	Shares	Value
Motorola Solutions Inc	80,560	$5,403,965
Nuance Communications Inc *	279,955	3,994,958
TE Connectivity Ltd (Switzerland)	96,278	6,089,584
Xerox Corp	359,435	4,981,769

		34,649,293

Materials - 3.8%

Air Products & Chemicals Inc	25,177	3,631,279
Crown Holdings Inc *	118,263	6,019,587
Martin Marietta Materials Inc	32,888	3,628,204

		13,279,070

Telecommunication Services - 1.0%

Vodafone Group PLC ADR (United Kingdom)	99,916	3,414,130

Utilities - 1.7%

Sempra Energy	54,369	6,054,532

Total Common Stocks (Cost $203,171,710)		346,464,964

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,188,358	6,188,358

Total Short-Term Investment (Cost $6,188,358)		6,188,358

TOTAL INVESTMENTS - 99.9% (Cost $209,360,068)		352,653,322

OTHER ASSETS & LIABILITIES, NET - 0.1%		368,592

NET ASSETS - 100.0%		$353,021,914

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF LARGE-CAP VALUE FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$58,939,729	$55,432,068	$3,507,661	$—
	Consumer Staples	40,976,625	40,976,625	—	—
	Energy	33,490,731	33,490,731	—	—
	Financials	91,150,435	91,150,435	—	—
	Health Care	34,001,602	34,001,602	—	—
	Industrials	30,508,817	30,508,817	—	—
	Information Technology	34,649,293	34,649,293	—	—
	Materials	13,279,070	13,279,070	—	—
	Telecommunication Services	3,414,130	3,414,130	—	—
	Utilities	6,054,532	6,054,532	—	—

		346,464,964	342,957,303	3,507,661	—
	Short-Term Investment	6,188,358	6,188,358	—	—

	Total	$352,653,322	$349,145,661	$3,507,661	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MAIN STREET® CORE FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Consumer Discretionary - 12.6%

AutoZone Inc *	8,140	$5,039,555
Comcast Corp ‘A’	130,540	7,572,625
Delphi Automotive PLC (United Kingdom)	58,490	4,253,393
Dunkin’ Brands Group Inc	29,730	1,267,985
General Motors Co	97,620	3,407,914
PVH Corp	12,480	1,599,562
The Home Depot Inc	48,770	5,119,387
The TJX Cos Inc	28,950	1,985,391
Twenty-First Century Fox Inc ‘A’	58,870	2,260,902

		32,506,714

Consumer Staples - 9.7%

Diageo PLC (United Kingdom)	173,210	4,967,868
Henkel AG & Co KGaA (Germany)	59,902	5,832,999
Mondelez International Inc ‘A’	215,940	7,844,021
Philip Morris International Inc	79,335	6,461,836

		25,106,724

Energy - 6.8%

Chevron Corp	55,194	6,191,663
National Oilwell Varco Inc	95,380	6,250,251
Noble Energy Inc	110,226	5,228,019

		17,669,933

Financials - 16.7%

American International Group Inc	89,980	5,039,780
CIT Group Inc	66,920	3,200,784
Citigroup Inc	163,287	8,835,460
CME Group Inc ‘A’	60,890	5,397,899
Digital Realty Trust Inc REIT	14,460	958,698
Discover Financial Services	63,947	4,187,889
Genworth Financial Inc ‘A’ *	194,960	1,657,160
JPMorgan Chase & Co	79,170	4,954,459
Lincoln National Corp	34,370	1,982,118
Marsh & McLennan Cos Inc	56,880	3,255,811
McGraw Hill Financial Inc	39,478	3,512,752

		42,982,810

Health Care - 14.8%

AbbVie Inc	73,693	4,822,470
Actavis PLC (Ireland) *	26,310	6,772,457
Bristol-Myers Squibb Co	70,860	4,182,866
Express Scripts Holding Co *	61,299	5,190,186
Gilead Sciences Inc *	45,270	4,267,150
HCA Holdings Inc *	56,310	4,132,591
Salix Pharmaceuticals Ltd *	16,660	1,914,900
UnitedHealth Group Inc	39,950	4,038,546
Zoetis Inc	66,340	2,854,610

		38,175,776

Industrials - 12.1%

Canadian National Railway Co (Canada)	47,620	3,281,494
CSX Corp	31,750	1,150,303
Deere & Co	75,040	6,638,789
General Electric Co	288,220	7,283,319
Nielsen Holdings NV (Netherlands)	63,060	2,820,674
Norfolk Southern Corp	10,210	1,119,118
Republic Services Inc	60,810	2,447,603
Tyco International PLC (Ireland)	147,105	6,452,025

		31,193,325

Information Technology - 19.3%

Amdocs Ltd (United Kingdom)	93,470	4,360,843
Apple Inc	93,674	10,339,736
Applied Materials Inc	133,240	3,320,341
eBay Inc *	106,530	5,978,464

	Shares	Value
Facebook Inc ‘A’ *	59,010	$4,603,960
Google Inc ‘A’ *	6,376	3,383,488
Google Inc ‘C’ *	13,006	6,846,358
MasterCard Inc ‘A’	60,100	5,178,216
Western Digital Corp	22,750	2,518,425
Xerox Corp	234,670	3,252,526

		49,782,357

Materials - 2.1%

Teck Resources Ltd ‘B’ (Canada)	66,700	909,788
Vulcan Materials Co	67,110	4,411,140

		5,320,928

Telecommunication Services - 1.6%

Verizon Communications Inc	87,250	4,081,555

Utilities - 1.8%

Exelon Corp	116,510	4,320,191
ITC Holdings Corp	6,800	274,924

		4,595,115

Total Common Stocks (Cost $186,615,612)		251,415,237

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,408,760	6,408,760

Total Short-Term Investment (Cost $6,408,760)		6,408,760

TOTAL INVESTMENTS - 100.0% (Cost $193,024,372)		257,823,997

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(64,822)

NET ASSETS - 100.0%		$257,759,175

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MAIN STREET CORE FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$32,506,714	$32,506,714	$—	$—
	Consumer Staples	25,106,724	14,305,857	10,800,867	—
	Energy	17,669,933	17,669,933	—	—
	Financials	42,982,810	42,982,810	—	—
	Health Care	38,175,776	38,175,776	—	—
	Industrials	31,193,325	31,193,325	—	—
	Information Technology	49,782,357	49,782,357	—	—
	Materials	5,320,928	5,320,928	—	—
	Telecommunication Services	4,081,555	4,081,555	—	—
	Utilities	4,595,115	4,595,115	—	—

		251,415,237	240,614,370	10,800,867	—
	Short-Term Investment	6,408,760	6,408,760	—	—

	Total	$257,823,997	$247,023,130	$10,800,867	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MID-CAP EQUITY FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 23.4%

Advance Auto Parts Inc	6,346	$1,010,791
AMC Networks Inc ‘A’ *	43,676	2,785,219
Big Lots Inc	40,585	1,624,212
Buffalo Wild Wings Inc *	11,941	2,153,918
Cabela’s Inc *	20,879	1,100,532
Chipotle Mexican Grill Inc *	2,609	1,785,887
Cracker Barrel Old Country Store Inc	6,635	933,943
Discovery Communications Inc ‘C’ *	19,179	646,716
Dollar Tree Inc *	44,996	3,166,818
DR Horton Inc	79,365	2,007,141
Expedia Inc	22,282	1,901,991
Harley-Davidson Inc	26,326	1,735,147
Lear Corp	22,873	2,243,384
Life Time Fitness Inc *	14,295	809,383
LKQ Corp *	63,878	1,796,249
lululemon athletica Inc *	39,110	2,181,947
NVR Inc *	1,244	1,586,510
O’Reilly Automotive Inc *	2,932	564,762
Panera Bread Co ‘A’ *	11,803	2,063,164
Ross Stores Inc	25,770	2,429,080
Royal Caribbean Cruises Ltd (Liberia)	7,818	644,438
Tenneco Inc *	22,884	1,295,463
Texas Roadhouse Inc	25,110	847,714
The Priceline Group Inc *	714	814,110
Thor Industries Inc	33,600	1,877,232
Tractor Supply Co	18,029	1,421,046
TripAdvisor Inc *	36,105	2,695,599
TRW Automotive Holdings Corp *	38,804	3,990,991

		48,113,387

Consumer Staples - 7.4%

Casey’s General Stores Inc	8,143	735,476
Hormel Foods Corp	39,237	2,044,248
Monster Beverage Corp *	16,371	1,773,798
Sprouts Farmers Market Inc *	68,109	2,314,344
The Hain Celestial Group Inc *	31,688	1,847,094
The JM Smucker Co	17,172	1,734,029
The Kroger Co	9,461	607,491
Tyson Foods Inc ‘A’	52,122	2,089,571
Whole Foods Market Inc	42,360	2,135,791

		15,281,842

Energy - 3.3%

Antero Resources Corp *	13,510	548,236
Concho Resources Inc *	11,235	1,120,691
Diamondback Energy Inc *	23,566	1,408,775
Energen Corp	17,568	1,120,136
Gulfport Energy Corp *	23,054	962,274
Pioneer Natural Resources Co	5,393	802,748
US Silica Holdings Inc	35,432	910,248

		6,873,108

Financials - 15.5%

American Capital Agency Corp REIT	84,745	1,849,983
CBOE Holdings Inc	17,274	1,095,517
Host Hotels & Resorts Inc	85,569	2,033,975
KeyCorp	457,990	6,366,061
Lazard Ltd ‘A’ (Bermuda)	30,164	1,509,105
Lincoln National Corp	88,198	5,086,379
Regions Financial Corp	294,409	3,108,959
Signature Bank *	12,087	1,522,479
SVB Financial Group *	12,795	1,485,116
The Hartford Financial Services Group Inc	189,174	7,886,664

		31,944,238

	Shares	Value
Health Care - 10.6%

Acorda Therapeutics Inc *	22,297	$911,278
Air Methods Corp *	12,215	537,826
Akorn Inc *	27,576	998,251
Catamaran Corp (Canada) *	50,373	2,606,803
DaVita HealthCare Partners Inc *	45,341	3,434,127
Isis Pharmaceuticals Inc *	9,239	570,416
Medivation Inc *	14,067	1,401,214
PAREXEL International Corp *	53,660	2,981,350
PerkinElmer Inc	41,965	1,835,129
Perrigo Co PLC (Ireland)	13,940	2,330,210
Salix Pharmaceuticals Ltd *	9,715	1,116,642
The Cooper Cos Inc	11,646	1,887,700
Universal Health Services Inc ‘B’	10,211	1,136,076

		21,747,022

Industrials - 10.9%

AECOM Technology Corp *	90,039	2,734,484
Con-way Inc	46,504	2,287,067
Exelis Inc	186,583	3,270,800
Generac Holdings Inc *	61,332	2,867,884
Huntington Ingalls Industries Inc	24,705	2,778,324
JetBlue Airways Corp *	55,587	881,610
ManpowerGroup Inc	17,205	1,172,865
Spirit Airlines Inc *	11,400	861,612
Textron Inc	29,901	1,259,131
United Rentals Inc *	19,523	1,991,541
Verisk Analytics Inc ‘A’ *	37,964	2,431,594

		22,536,912

Information Technology - 15.1%

Avago Technologies Ltd (Singapore)	26,143	2,629,724
Avnet Inc	53,721	2,311,077
Computer Sciences Corp	110,891	6,991,678
DST Systems Inc	14,993	1,411,591
Fidelity National Information Services Inc	45,405	2,824,191
HomeAway Inc *	21,905	652,331
IAC/InterActiveCorp	29,403	1,787,408
iGATE Corp *	30,603	1,208,206
Linear Technology Corp	42,838	1,953,413
Palo Alto Networks Inc *	6,840	838,379
Seagate Technology PLC (Ireland)	30,767	2,046,005
Skyworks Solutions Inc	40,893	2,973,330
Western Digital Corp	12,587	1,393,381
Yelp Inc *	19,188	1,050,159
Zillow Inc ‘A’ *	10,104	1,069,913

		31,140,786

Materials - 3.2%

Compass Minerals International Inc	43,950	3,816,178
KapStone Paper & Packaging Corp	49,831	1,460,547
Louisiana-Pacific Corp *	75,017	1,242,281

		6,519,006

Utilities - 9.0%

Alliant Energy Corp	10,367	688,576
Atmos Energy Corp	157,944	8,803,799
DTE Energy Co	88,029	7,603,065
Questar Corp	59,189	1,496,298

		18,591,738

Total Common Stocks (Cost $180,202,110)		202,748,039

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MID-CAP EQUITY FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,245,599	$3,245,599

Total Short-Term Investment (Cost $3,245,599)		3,245,599

TOTAL INVESTMENTS - 100.0% (Cost $183,447,709)		205,993,638

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(8,642)

NET ASSETS - 100.0%		$205,984,996

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$202,748,039	$202,748,039	$—	$—
	Short-Term Investment	3,245,599	3,245,599	—	—

	Total	$205,993,638	$205,993,638	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MID-CAP GROWTH FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 22.8%

Burberry Group PLC (United Kingdom)	40,296	$1,021,047
Carter’s Inc	15,018	1,311,222
DSW Inc ‘A’	27,846	1,038,656
Dunkin’ Brands Group Inc	34,060	1,452,659
Gentex Corp	28,404	1,026,236
L Brands Inc	15,655	1,354,940
LKQ Corp *	64,690	1,819,083
Mattel Inc	42,380	1,311,449
Nordstrom Inc	17,402	1,381,545
Norwegian Cruise Line Holdings Ltd (Bermuda) *	17,313	809,556
Panera Bread Co ‘A’ *	6,030	1,054,044
Ralph Lauren Corp	2,260	418,462
Ross Stores Inc	18,232	1,718,548
Tiffany & Co	9,320	995,935
Ulta Salon Cosmetics & Fragrance Inc *	13,047	1,667,928
Urban Outfitters Inc *	38,036	1,336,205

		19,717,515

Consumer Staples - 6.3%

Brown-Forman Corp ‘B’	9,010	791,438
Coty Inc ‘A’	44,504	919,453
Mead Johnson Nutrition Co	19,756	1,986,268
The Hain Celestial Group Inc *	29,315	1,708,771

		5,405,930

Energy - 5.9%

Cabot Oil & Gas Corp	39,836	1,179,544
Cimarex Energy Co	2,582	273,692
Continental Resources Inc *	26,573	1,019,340
Dril-Quip Inc *	9,178	704,228
Noble Energy Inc	9,679	459,075
Oasis Petroleum Inc *	27,431	453,709
Southwestern Energy Co *	37,127	1,013,196

		5,102,784

Financials - 9.2%

CME Group Inc ‘A’	10,730	951,214
First Republic Bank	31,786	1,656,686
Northern Trust Corp	34,571	2,330,085
Oaktree Capital Group LLC	11,061	573,292
Signature Bank *	14,510	1,827,680
UMB Financial Corp	11,357	646,100

		7,985,057

Health Care - 19.6%

Acadia Healthcare Co Inc *	14,197	868,998
ACADIA Pharmaceuticals Inc *	19,025	604,044
Align Technology Inc *	21,042	1,176,458
Alkermes PLC (Ireland) *	18,723	1,096,419
BioMarin Pharmaceutical Inc *	14,597	1,319,569
Cerner Corp *	13,195	853,189
DENTSPLY International Inc	22,221	1,183,713
Henry Schein Inc *	9,499	1,293,289
Humana Inc	6,560	942,213
Incyte Corp *	9,478	692,937
Intuitive Surgical Inc *	4,902	2,592,864
Medivation Inc *	11,627	1,158,165
Varian Medical Systems Inc *	18,189	1,573,530
Zoetis Inc	37,920	1,631,698

		16,987,086

Industrials - 14.1%

Expeditors International of Washington Inc	43,926	1,959,539
Fastenal Co	42,146	2,004,464
Flowserve Corp	23,866	1,427,903

	Shares	Value
Fortune Brands Home & Security Inc	37,728	$1,707,946
Joy Global Inc	20,606	958,591
Polypore International Inc *	29,037	1,366,191
Stericycle Inc *	10,626	1,392,856
Verisk Analytics Inc ‘A’ *	20,920	1,339,926

		12,157,416

Information Technology - 18.0%

Alliance Data Systems Corp *	4,656	1,331,849
ANSYS Inc *	13,170	1,079,940
CoStar Group Inc *	5,796	1,064,319
Electronic Arts Inc *	54,199	2,548,166
F5 Networks Inc *	9,668	1,261,336
GrubHub Inc *	24,665	895,833
Microchip Technology Inc	40,909	1,845,405
Pandora Media Inc *	89,858	1,602,168
SanDisk Corp	8,766	858,893
ServiceNow Inc *	14,123	958,245
Teradata Corp *	31,046	1,356,089
WebMD Health Corp *	20,040	792,582

		15,594,825

Materials - 2.0%

The Scotts Miracle-Gro Co ‘A’	14,613	910,682
The Valspar Corp	9,250	799,940

		1,710,622

Total Common Stocks (Cost $75,204,768)		84,661,235

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,884,756	1,884,756

Total Short-Term Investment (Cost $1,884,756)		1,884,756

TOTAL INVESTMENTS - 100.1% (Cost $77,089,524)		86,545,991

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(67,230)

NET ASSETS - 100.0%		$86,478,761

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF MID-CAP GROWTH FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Transactions in written options for the nine-month period ended December 31, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2014	161	$30,820
Call Options Written	250	8,117
Put Options Written	1,986	125,922
Call Options Closed	(45)	(5,175)
Put Options Closed	(1,484)	(66,392)
Expired Call Options	(250)	(8,117)
Expired Put Options	(445)	(54,929)

Outstanding, December 31, 2014	173	$30,246

(b)	Premium received and value of written options outstanding as of December 31, 2014 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Put - ACADIA Pharmaceuticals Inc	$28.00	02/20/15	MSC	98	$14,700	($8,820)
Put - Alkermes PLC	50.00	02/20/15	MSC	47	7,426	(6,580)
Put - Incyte Corp	65.00	02/20/15	MSC	28	8,120	(4,900)

Total Written Options					$30,246	($20,300)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$19,717,515	$18,696,468	$1,021,047	$—
	Consumer Staples	5,405,930	5,405,930	—	—
	Energy	5,102,784	5,102,784	—	—
	Financials	7,985,057	7,985,057	—	—
	Health Care	16,987,086	16,987,086	—	—
	Industrials	12,157,416	12,157,416	—	—
	Information Technology	15,594,825	15,594,825	—	—
	Materials	1,710,622	1,710,622	—	—

		84,661,235	83,640,188	1,021,047	—
	Short-Term Investment	1,884,756	1,884,756	—	—

	Total Assets	86,545,991	85,524,944	1,021,047	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(20,300)	—	(20,300)	—

	Total Liabilities	(20,300)	—	(20,300)	—

	Total	$86,525,691	$85,524,944	$1,000,747	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SMALL-CAP GROWTH FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/02/19 *	15,525	$17,667

Total Warrants (Cost $0)		17,667

COMMON STOCKS - 97.6%

Consumer Discretionary - 15.2%

2U Inc *	44,671	878,232
BJ’s Restaurants Inc *	14,628	734,472
Buffalo Wild Wings Inc *	2,329	420,105
Coupons.com Inc *	40,400	717,100
Deckers Outdoor Corp *	8,499	773,749
Fiesta Restaurant Group Inc *	14,089	856,611
HSN Inc	11,513	874,988
iRobot Corp *	30,055	1,043,510
LifeLock Inc *	69,282	1,282,410
Rentrak Corp *	14,670	1,068,269
Restoration Hardware Holdings Inc *	12,620	1,211,646
Skechers U.S.A. Inc ‘A’ *	16,252	897,923
Sonic Corp	29,654	807,478
Wayfair Inc ‘A’ *	18,872	374,609
Zoe’s Kitchen Inc *	22,687	678,568

		12,619,670

Consumer Staples - 4.5%

Diplomat Pharmacy Inc *	13,837	378,719
The Fresh Market Inc *	20,755	855,106
The Hain Celestial Group Inc *	21,882	1,275,502
United Natural Foods Inc *	15,527	1,200,625

		3,709,952

Energy - 1.1%

GasLog Ltd (Bermuda)	28,152	572,893
Rice Energy Inc *	16,595	347,997

		920,890

Financials - 8.4%

E*TRADE Financial Corp *	19,088	462,980
Evercore Partners Inc ‘A’	7,952	416,446
Janus Capital Group Inc	53,596	864,504
MarketAxess Holdings Inc	12,302	882,176
On Deck Capital Inc *	23,584	528,989
PrivateBancorp Inc	12,876	430,058
Springleaf Holdings Inc *	25,469	921,214
Stifel Financial Corp *	16,552	844,483
SVB Financial Group *	1,965	228,078
Western Alliance Bancorp *	15,595	433,541
WisdomTree Investments Inc	59,994	940,406

		6,952,875

Health Care - 19.1%

ABIOMED Inc *	14,000	532,840
ACADIA Pharmaceuticals Inc *	22,276	707,263
Acceleron Pharma Inc *	2,300	89,608
Agios Pharmaceuticals Inc *	5,182	580,591
Align Technology Inc *	10,824	605,170
Alnylam Pharmaceuticals Inc *	4,886	473,942
Bluebird Bio Inc *	3,249	297,998
Castlight Health Inc ‘B’ *	21,379	250,134
Celldex Therapeutics Inc *	45,766	835,230
Charles River Laboratories International Inc *	6,646	422,952
Clovis Oncology Inc *	9,528	533,568
DexCom Inc *	18,482	1,017,434

	Shares	Value
Exact Sciences Corp *	16,300	$447,272
ExamWorks Group Inc *	22,019	915,770
Fluidigm Corp *	16,710	563,628
Foundation Medicine Inc *	17,122	380,451
Insulet Corp *	15,173	698,868
Juno Therapeutics Inc *	300	15,666
Medidata Solutions Inc *	5,189	247,775
NPS Pharmaceuticals Inc *	6,453	230,824
NxStage Medical Inc *	43,123	773,195
Pacira Pharmaceuticals Inc *	3,573	316,782
Receptos Inc *	4,588	562,076
Synageva BioPharma Corp *	7,442	690,543
Team Health Holdings Inc *	6,746	388,097
The Spectranetics Corp *	30,358	1,049,780
Ultragenyx Pharmaceutical Inc *	5,928	260,121
Veeva Systems Inc ‘A’ *	31,988	844,803
Zeltiq Aesthetics Inc *	37,431	1,044,699

		15,777,080

Industrials - 14.3%

Air Lease Corp	21,750	746,243
Astronics Corp *	16,287	900,834
Hexcel Corp *	19,863	824,116
JetBlue Airways Corp *	59,878	949,665
Knight Transportation Inc	34,364	1,156,692
Paylocity Holdings Corp *	21,221	554,080
Polypore International Inc *	22,897	1,077,304
Rush Enterprises Inc ‘A’ *	18,271	585,586
TASER International Inc *	25,600	677,888
The Middleby Corp *	11,060	1,096,046
Trex Co Inc *	28,467	1,212,125
TriNet Group Inc *	24,285	759,635
US Ecology Inc	12,310	493,877
WageWorks Inc *	12,118	782,459

		11,816,550

Information Technology - 34.4%

Ambarella Inc (Cayman) *	13,144	666,664
Benefitfocus Inc *	17,404	571,547
Blackhawk Network Holdings Inc *	16,870	654,556
Cavium Inc *	21,480	1,327,894
Cimpress NV (Netherlands) *	8,822	660,238
Cognex Corp *	9,921	410,035
comScore Inc *	25,482	1,183,129
CoStar Group Inc *	6,364	1,168,621
Cray Inc *	21,740	749,595
Criteo SA ADR (France) *	20,925	845,789
Demandware Inc *	14,078	810,048
EPAM Systems Inc *	21,502	1,026,721
Euronet Worldwide Inc *	10,598	581,830
FARO Technologies Inc *	17,503	1,097,088
FLIR Systems Inc	19,634	634,375
Fortinet Inc *	29,976	919,064
Gogo Inc *	51,221	846,683
GrubHub Inc *	23,649	858,932
Heartland Payment Systems Inc	9,600	517,920
Infinera Corp *	61,964	912,110
IPG Photonics Corp *	14,555	1,090,461
Materialise NV ADR (Belgium) *	23,603	224,701
MercadoLibre Inc	7,261	927,012
Nimble Storage Inc *	19,080	524,700
Paycom Software Inc *	8,400	221,172
Proofpoint Inc *	19,949	962,140
Qualys Inc *	28,873	1,089,956
Rambus Inc *	49,556	549,576
Ruckus Wireless Inc *	41,162	494,767
Shutterstock Inc *	3,035	209,719
Sierra Wireless Inc (Canada) *	9,100	431,249
SunPower Corp *	17,008	439,317
Synchronoss Technologies Inc *	18,415	770,852

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SMALL-CAP GROWTH FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
Tableau Software Inc ‘A’ *	7,259	$615,273
Tessera Technologies Inc	23,832	852,232
The Ultimate Software Group Inc *	5,485	805,280
TrueCar Inc *	28,155	644,750
VeriFone Systems Inc *	23,875	888,150
Zendesk Inc *	11,322	275,917

		28,460,063

Materials - 0.6%

Flotek Industries Inc *	24,269	454,558

Total Common Stocks (Cost $70,412,334)		80,711,638

	Shares	Value
SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,119,658	$2,119,658

Total Short-Term Investment (Cost $2,119,658)		2,119,658

TOTAL INVESTMENTS - 100.1% (Cost $72,531,992)		82,848,963

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(122,396)

NET ASSETS - 100.0%		$82,726,567

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Warrants (1)	$17,667	$—	$17,667	$—
	Common Stocks (1)	80,711,638	80,711,638	—	—
	Short-Term Investment	2,119,658	2,119,658	—	—

	Total	$82,848,963	$82,831,296	$17,667	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SMALL-CAP VALUE FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 18.0%

Big Lots Inc	35,660	$1,427,113
Bloomin’ Brands Inc *	79,040	1,957,030
Brown Shoe Co Inc	43,430	1,396,274
Citi Trends Inc *	60,500	1,527,625
Crocs Inc *	97,130	1,213,154
Dana Holding Corp	60,560	1,316,574
Ethan Allen Interiors Inc	38,770	1,200,707
GameStop Corp ‘A’	33,720	1,139,736
Helen of Troy Ltd (Bermuda) *	23,590	1,534,765
MarineMax Inc *	91,320	1,830,966
Meritage Homes Corp *	44,080	1,586,439
Office Depot Inc *	331,500	2,842,613
Pier 1 Imports Inc	80,030	1,232,462
Scholastic Corp	27,760	1,011,019
Tenneco Inc *	30,660	1,735,663
The Children’s Place Inc	31,700	1,806,900
Thor Industries Inc	25,110	1,402,896

		26,161,936

Consumer Staples - 3.5%

Cott Corp (Canada)	195,950	1,348,136
Dean Foods Co	122,110	2,366,492
SpartanNash Co	52,820	1,380,715

		5,095,343

Energy - 2.0%

Bill Barrett Corp *	81,990	933,866
Rosetta Resources Inc *	48,510	1,082,258
SM Energy Co	22,010	849,146

		2,865,270

Financials - 29.3%

1st Source Corp	26,240	900,294
Ashford Hospitality Prime Inc REIT	61,920	1,062,547
Ashford Hospitality Trust Inc REIT	87,740	919,515
Ashford Inc *	1,008	94,752
Aspen Insurance Holdings Ltd (Bermuda)	42,600	1,864,602
Associated Banc-Corp	68,160	1,269,821
Associated Estates Realty Corp REIT	84,260	1,955,675
CNO Financial Group Inc	111,130	1,913,659
Customers Bancorp Inc *	68,396	1,330,986
DiamondRock Hospitality Co REIT	102,610	1,525,811
Essent Group Ltd (Bermuda) *	51,470	1,323,294
First BanCorp *	167,810	985,045
First Commonwealth Financial Corp	111,510	1,028,122
First Niagara Financial Group Inc	148,100	1,248,483
FirstMerit Corp	90,200	1,703,878
Gramercy Property Trust Inc REIT	221,460	1,528,074
Hersha Hospitality Trust REIT	202,310	1,422,239
HomeStreet Inc	64,470	1,122,423
LTC Properties Inc REIT	35,970	1,552,825
Medical Properties Trust Inc REIT	124,590	1,716,850
Popular Inc *	50,190	1,708,970
Ramco-Gershenson Properties Trust REIT	78,620	1,473,339
STAG Industrial Inc REIT	50,860	1,246,070
StanCorp Financial Group Inc	7,988	558,042
Susquehanna Bancshares Inc	168,520	2,263,224
Synovus Financial Corp	40,770	1,104,459
The Hanover Insurance Group Inc	26,770	1,909,236
Validus Holdings Ltd (Bermuda)	38,360	1,594,242
Webster Financial Corp	56,840	1,849,005
Wilshire Bancorp Inc	130,840	1,325,409
Zions Bancorp	42,140	1,201,411

		42,702,302

	Shares	Value
Health Care - 3.1%

LifePoint Hospitals Inc *	22,000	$1,582,020
Molina Healthcare Inc *	20,200	1,081,306
WellCare Health Plans Inc *	22,400	1,838,144

		4,501,470

Industrials - 16.0%

AECOM Technology Corp *	58,729	1,783,590
Air Transport Services Group Inc *	146,520	1,254,211
Columbus McKinnon Corp	59,310	1,663,052
Con-way Inc	19,070	937,863
General Cable Corp	59,150	881,335
Granite Construction Inc	40,730	1,548,555
Hawaiian Holdings Inc *	76,890	2,002,984
Hyster-Yale Materials Handling Inc	13,280	972,096
Kelly Services Inc ‘A’	35,040	596,381
Oshkosh Corp	14,463	703,625
Regal-Beloit Corp	17,650	1,327,280
SkyWest Inc	143,930	1,911,390
Terex Corp	34,770	969,388
Tutor Perini Corp *	71,750	1,727,023
United Stationers Inc	30,250	1,275,340
Viad Corp	65,480	1,745,697
Wabash National Corp *	158,080	1,953,869

		23,253,679

Information Technology - 18.1%

Advanced Micro Devices Inc *	190,430	508,448
Anixter International Inc *	12,290	1,087,173
Arrow Electronics Inc *	26,900	1,557,241
Avnet Inc	31,280	1,345,666
Booz Allen Hamilton Holding Corp	57,470	1,524,679
Convergys Corp	8,712	177,463
CSG Systems International Inc	36,250	908,787
Entegris Inc *	39,921	527,356
ExlService Holdings Inc *	15,530	445,866
Fabrinet (Cayman) *	82,424	1,462,202
Fairchild Semiconductor International Inc *	97,010	1,637,529
Finisar Corp *	51,590	1,001,362
Insight Enterprises Inc *	73,860	1,912,235
Integrated Silicon Solution Inc	102,510	1,698,591
Jabil Circuit Inc	40,030	873,855
Mitel Networks Corp (Canada) *	137,250	1,467,202
MKS Instruments Inc	42,370	1,550,742
Photronics Inc *	147,650	1,226,972
Spansion Inc ‘A’ *	38,510	1,317,812
Sykes Enterprises Inc *	60,490	1,419,700
TTM Technologies Inc *	112,640	848,179
Vishay Intertechnology Inc	127,580	1,805,257

		26,304,317

Materials - 2.9%

A Schulman Inc	39,150	1,586,750
Graphic Packaging Holding Co *	82,600	1,125,012
RTI International Metals Inc *	59,450	1,501,707

		4,213,469

Utilities - 4.8%

Atmos Energy Corp	21,150	1,178,901
PNM Resources Inc	73,870	2,188,768
Southwest Gas Corp	36,620	2,263,482
UGI Corp	37,565	1,426,719

		7,057,870

Total Common Stocks (Cost $134,742,746)		142,155,656

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF SMALL-CAP VALUE FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,345,138	$3,345,138

Total Short-Term Investment (Cost $3,345,138)		3,345,138

TOTAL INVESTMENTS - 100.0% (Cost $138,087,884)		145,500,794

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(22,604)

NET ASSETS - 100.0%		$145,478,190

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$142,155,656	$142,155,656	$—	$—
	Short-Term Investment	3,345,138	3,345,138	—	—

	Total	$145,500,794	$145,500,794	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF REAL ESTATE FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 3.8%

Extended Stay America Inc	6,420	$123,970
Hilton Worldwide Holdings Inc *	22,250	580,502
La Quinta Holdings Inc *	5,727	126,338
Starwood Hotels & Resorts Worldwide Inc	13,866	1,124,117

		1,954,927

Financials - 92.8%

Acadia Realty Trust REIT	5,986	191,732
Alexandria Real Estate Equities Inc REIT	3,491	309,791
American Realty Capital Healthcare Trust Inc REIT	18,901	224,922
Apartment Investment & Management Co ‘A’ REIT	417	15,491
AvalonBay Communities Inc REIT	17,560	2,869,128
BioMed Realty Trust Inc REIT	13,760	296,390
Boston Properties Inc REIT	15,657	2,014,899
Camden Property Trust REIT	15,697	1,159,066
Chesapeake Lodging Trust REIT	13,042	485,293
Corporate Office Properties Trust REIT	4,920	139,580
Cousins Properties Inc REIT	39,409	450,051
CubeSmart REIT	5,677	125,291
DCT Industrial Trust Inc REIT	2,828	100,846
DDR Corp REIT	2,038	37,418
Douglas Emmett Inc REIT	16,179	459,484
Duke Realty Corp REIT	20,084	405,697
Equity Lifestyle Properties Inc REIT	15,583	803,304
Equity One Inc REIT	4,347	110,240
Equity Residential REIT	61,516	4,419,309
Essex Property Trust Inc REIT	2,911	601,413
Federal Realty Investment Trust REIT	3,029	404,250
General Growth Properties Inc REIT	79,703	2,242,045
HCP Inc REIT	14,160	623,465
Health Care REIT Inc	4,047	306,236
Healthcare Realty Trust Inc REIT	7,062	192,934
Host Hotels & Resorts Inc	164,831	3,918,033
Hudson Pacific Properties Inc REIT	17,353	521,631
Kimco Realty Corp REIT	18,790	472,381
Lexington Realty Trust REIT	1,613	17,711
Liberty Property Trust REIT	15,956	600,424
Mack-Cali Realty Corp REIT	26,744	509,741
Mid-America Apartment Communities Inc REIT	9,148	683,173
National Retail Properties Inc REIT	16,615	654,133
New York REIT Inc	1,175	12,443
Paramount Group Inc REIT *	12,545	233,212
Prologis Inc REIT	27,419	1,179,840
PS Business Parks Inc REIT	587	46,690
Public Storage REIT	12,909	2,386,229
Realty Income Corp REIT	10,730	511,928

	Shares	Value
Regency Centers Corp REIT	23,160	$1,477,145
Rexford Industrial Realty Inc REIT	9,600	150,816
Senior Housing Properties Trust REIT	53,558	1,184,167
Simon Property Group Inc REIT	36,243	6,600,213
Sovran Self Storage Inc REIT	923	80,504
STORE Capital Corp REIT	8,390	181,308
Sunstone Hotel Investors Inc REIT	15,376	253,858
Tanger Factory Outlet Centers Inc REIT	29,966	1,107,543
The Macerich Co REIT	17,417	1,452,752
Ventas Inc REIT	16,802	1,204,703
Vornado Realty Trust REIT	30,208	3,555,784
WP Carey Inc REIT	3,535	247,803

		48,232,440

Total Common Stocks (Cost $26,070,689)		50,187,367

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,583,805	$1,583,805

Total Short-Term Investment (Cost $1,583,805)		1,583,805

TOTAL INVESTMENTS - 99.6% (Cost $27,654,494)		51,771,172

OTHER ASSETS & LIABILITIES, NET - 0.4%		185,834

NET ASSETS - 100.0%		$51,957,006

Notes to Schedule of Investments

(a)	As of December 31, 2014, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	29.3%
Residential	20.3%
Hotels, Resorts & Cruise Lines	12.8%
Diversified	10.6%
Office	8.6%
Health Care	7.2%
Specialized	5.0%
Others (each less than 3.0%)	2.8%

96.6%
Short-Term Investment	3.0%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$50,187,367	$50,187,367	$—	$—
	Short-Term Investment	1,583,805	1,583,805	—	—

	Total	$51,771,172	$51,771,172	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Malaysia - 0.1%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	$109,916

Total Warrants (Cost $64,905)		109,916

PREFERRED STOCKS - 4.1%

Brazil - 3.1%

Banco Bradesco SA ADR	60,510	809,019
Lojas Americanas SA	383,732	2,487,062
Petroleo Brasileiro SA ADR	184,100	1,395,478
Telefonica Brasil SA	200	3,532

		4,695,091

Colombia - 0.9%

Banco Davivienda SA	50,327	586,501
Bancolombia SA	8,655	103,909
Bancolombia SA ADR	15,680	750,758

		1,441,168

India - 0.1%

Zee Entertainment Enterprises Ltd	7,089,243	97,709

Total Preferred Stocks (Cost $6,716,913)		6,233,968

COMMON STOCKS - 90.0%

Bermuda - 1.0%

Jardine Strategic Holdings Ltd	45,282	1,540,985

Brazil - 6.8%

AMBEV SA ADR	171,690	1,067,912
B2W Cia Digital *	51,256	429,539
BM&FBovespa SA	421,916	1,562,975
Cyrela Brazil Realty SA Empreendimentos e Participacoes	134,800	555,404
Diagnosticos da America SA	105,600	442,234
Embraer SA ADR	48,640	1,792,870
Estacio Participacoes SA	91,300	807,976
Kroton Educacional SA	150,314	866,117
Natura Cosmeticos SA	64,600	773,663
Sul America SA	107,835	517,883
Telefonica Brasil SA ADR	86,200	1,524,016

		10,340,589

Cayman - 13.5%

58.com Inc ADR *	7,300	303,315
Alibaba Group Holding Ltd ADR *	11,700	1,216,098
Baidu Inc ADR *	31,890	7,269,963
Eurasia Drilling Co Ltd GDR (LI) ~	15,760	280,528
Homeinns Hotel Group ADR *	26,200	786,524
JD.com Inc ADR *	52,706	1,219,617
Melco Crown Entertainment Ltd ADR	36,310	922,274
New Oriental Education & Technology Group Inc ADR *	70,580	1,440,538
Qunar Cayman Islands Ltd ADR *	18,700	531,641
SOHO China Ltd	943,500	663,408
Tencent Holdings Ltd	219,422	3,148,341
Tingyi Cayman Islands Holding Corp	824,000	1,872,586
Want Want China Holdings Ltd	728,000	955,026

		20,609,859

	Shares	Value
Chile - 0.7%

Cencosud SA	413,192	$1,045,754

China - 3.3%

China Life Insurance Co Ltd ‘H’	301,000	1,180,710
China Oilfield Services Ltd ‘H’	414,000	720,687
China Pacific Insurance Group Co Ltd ‘H’	166,800	835,905
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	449,000	361,240
Sinopharm Group Co Ltd ‘H’	366,600	1,290,342
Tsingtao Brewery Co Ltd ‘H’	90,000	608,166

		4,997,050

Colombia - 2.0%

Almacenes Exito SA	48,196	587,735
Almacenes Exito SA GDR ~	43,900	539,399
Grupo Aval Acciones y Valores ADR	97,260	1,010,531
Grupo de Inversiones Suramericana SA	57,458	957,362

		3,095,027

Denmark - 0.7%

Carlsberg AS ‘B’	14,923	1,158,855

Egypt - 0.7%

Commercial International Bank Egypt SAE	149,649	1,029,536

France - 2.8%

Hermes International	611	217,867
LVMH Moet Hennessy Louis Vuitton SA	12,880	2,036,772
Pernod Ricard SA	18,070	2,003,551

		4,258,190

Hong Kong - 3.8%

AIA Group Ltd	304,200	1,675,065
Hang Lung Group Ltd	153,000	691,901
Hang Lung Properties Ltd	789,000	2,198,855
Hong Kong Exchanges & Clearing Ltd	54,316	1,194,880

		5,760,701

India - 14.7%

Ambuja Cements Ltd	169,975	614,037
Apollo Hospitals Enterprise Ltd	45,546	814,182
Asian Paints Ltd	23,655	280,515
Cipla Ltd	86,424	855,389
Colgate-Palmolive India Ltd	17,576	496,539
Divi’s Laboratories Ltd	3,017	82,180
Dr Reddy’s Laboratories Ltd	22,919	1,179,026
Glenmark Pharmaceuticals Ltd	21,896	266,305
Hindustan Unilever Ltd	12,787	153,613
Housing Development Finance Corp	263,551	4,714,943
ICICI Bank Ltd ADR	288,800	3,335,640
Infosys Ltd	126,579	3,936,745
Larsen & Toubro Ltd	13,384	314,608
Lupin Ltd	9,719	219,926
Marico Ltd	82,956	425,946
Shriram Transport Finance Co Ltd	6,927	121,474
Sun Pharmaceutical Industries Ltd	48,629	635,448
Tata Consultancy Services Ltd	38,675	1,566,068
Ultratech Cement Ltd	15,137	640,605
Zee Entertainment Enterprises Ltd	295,354	1,773,566

		22,426,755

Indonesia - 2.8%

P.T. Astra International Tbk	4,046,000	2,401,568
P.T. Indocement Tunggal Prakarsa Tbk	400,500	809,342

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
P.T. Semen Indonesia Persero Tbk	623,500	$810,036
P.T. Unilever Indonesia Tbk	123,000	320,930

		4,341,876

Italy - 1.7%

Prada SPA	451,200	2,552,803

Luxembourg - 0.9%

Tenaris SA ADR	45,840	1,384,826

Malaysia - 1.1%

Genting Bhd	640,700	1,624,237

Mexico - 6.9%

Alfa SAB de CV ‘A’	80,360	179,416
America Movil SAB de CV ‘L’ ADR	134,940	2,992,969
Fomento Economico Mexicano SAB de CV *	154,716	1,372,480
Grupo Aeroportuario del Sureste SAB de CV ‘B’	27,816	367,719
Grupo Financiero Banorte SAB de CV ‘O’	380,584	2,094,615
Grupo Financiero Inbursa SAB de CV ‘O’	398,656	1,028,947
Grupo Mexico SAB de CV ‘B’	18,712	54,308
Grupo Televisa SAB ADR	61,430	2,092,306
Wal-Mart de Mexico SAB de CV ‘V’	156,806	337,127

		10,519,887

Netherlands - 1.4%

Yandex NV ‘A’ *	119,780	2,151,249

Nigeria - 1.0%

Guaranty Trust Bank PLC	3,014,954	414,844
Nigerian Breweries PLC	777,792	702,563
Zenith Bank PLC	4,292,944	431,875

		1,549,282

Philippines - 2.3%

Jollibee Foods Corp	196,360	937,265
SM Investments Corp	81,315	1,473,512
SM Prime Holdings Inc	2,794,070	1,059,349

		3,470,126

Russia - 4.6%

Alrosa AO	772,290	810,905
Magnit OJSC (RTS) *	20,031	3,238,679
NOVATEK OAO GDR (LI) ~	38,100	2,958,923

		7,008,507

South Africa - 1.5%

MTN Group Ltd	56,304	1,077,674
Naspers Ltd ‘N’	9,854	1,290,657

		2,368,331

South Korea - 0.8%

NAVER Corp	1,895	1,224,209

Switzerland - 1.3%

Cie Financiere Richemont SA ~	22,189	1,981,878

Taiwan - 2.0%

Taiwan Semiconductor Manufacturing Co Ltd	677,995	2,991,809

Thailand - 1.1%

Airports of Thailand PCL	38,800	332,571
CP ALL PCL	1,057,300	1,365,813

		1,698,384

	Shares	Value
Turkey - 3.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS *	79,624	$773,888
BIM Birlesik Magazalar AS	33,773	723,031
Haci Omer Sabanci Holding AS	344,028	1,494,572
Turkiye Garanti Bankasi AS	326,160	1,306,904
Ulker Biskuvi Sanayi AS	40,704	322,135

		4,620,530

United Arab Emirates - 1.1%

DP World Ltd	15,579	327,159
DP World Ltd (LI)	65,554	1,326,318

		1,653,477

United Kingdom - 5.6%

Genel Energy PLC *	57,470	615,157
Glencore PLC *	546,100	2,513,563
HSBC Holdings PLC	87,712	834,476
Old Mutual PLC	459,204	1,377,483
SABMiller PLC	34,380	1,779,246
Tullow Oil PLC	221,725	1,402,915

		8,522,840

United States - 0.9%

MercadoLibre Inc	10,900	1,391,603

Total Common Stocks (Cost $118,369,064)		137,319,155

SHORT-TERM INVESTMENT - 7.4%

Money Market Fund - 7.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,336,090	11,336,090

Total Short-Term Investment (Cost $11,336,090)		11,336,090

TOTAL INVESTMENTS - 101.6% (Cost $136,486,972)		154,999,129

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(2,503,186)

NET ASSETS - 100.0%		$152,495,943

Notes to Schedule of Investments

(a)	As of December 31, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	22.3%
Consumer Discretionary	17.7%
Information Technology	16.5%
Consumer Staples	14.8%
Short-Term Investment	7.4%
Energy	5.8%
Industrials	5.0%
Materials	4.3%
Health Care	4.0%
Telecommunication Services	3.7%
Others (each less than 3.0%)	0.1%

	101.6%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) is based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the fund, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF EMERGING MARKETS FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$109,916	$109,916	$—	$—
	Preferred Stocks
	Brazil	4,695,091	2,204,497	2,490,594	—
	Colombia	1,441,168	750,758	690,410	—
	India	97,709	97,709	—	—

		6,233,968	3,052,964	3,181,004

	Common Stocks
	Bermuda	1,540,985	—	1,540,985	—
	Brazil	10,340,589	4,384,798	5,955,791	—
	Cayman	20,609,859	13,689,970	6,919,889	—
	Chile	1,045,754	—	1,045,754	—
	China	4,997,050	—	4,997,050	—
	Colombia	3,095,027	1,010,531	2,084,496	—
	Denmark	1,158,855	—	1,158,855	—
	Egypt	1,029,536	1,029,536	—	—
	France	4,258,190	—	4,258,190	—
	Hong Kong	5,760,701	—	5,760,701	—
	India	22,426,755	3,335,640	19,091,115	—
	Indonesia	4,341,876	—	4,341,876	—
	Italy	2,552,803	—	2,552,803	—
	Luxembourg	1,384,826	1,384,826	—	—
	Malaysia	1,624,237	—	1,624,237	—
	Mexico	10,519,887	10,519,887	—	—
	Netherlands	2,151,249	2,151,249	—	—
	Nigeria	1,549,282	1,549,282	—	—
	Philippines	3,470,126	—	3,470,126	—
	Russia	7,008,507	—	7,008,507	—
	South Africa	2,368,331	2,368,331	—	—
	South Korea	1,224,209	—	1,224,209	—
	Switzerland	1,981,878	1,981,878	—	—
	Taiwan	2,991,809	—	2,991,809	—
	Thailand	1,698,384	1,698,384	—	—
	Turkey	4,620,530	—	4,620,530	—
	United Arab Emirates	1,653,477	327,159	1,326,318	—
	United Kingdom	8,522,840	1,377,483	7,145,357	—
	United States	1,391,603	1,391,603	—	—

		137,319,155	48,200,557	89,118,598	—
	Short-Term Investment	11,336,090	11,336,090	—	—

	Total	$154,999,129	$62,699,527	$92,299,602	$—

During the nine-month period ended December 31, 2014, investments with a total aggregate value of $14,267,022 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $8,455,613 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INTERNATIONAL LARGE-CAP FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%

Brazil - 0.8%

Itau Unibanco Holding SA ADR	170,713	$2,220,976

United Kingdom - 0.0%

Rolls-Royce Holdings PLC ‘C’ *	15,039,450	23,441

Total Preferred Stocks (Cost $2,336,311)		2,244,417

COMMON STOCKS - 98.6%

Australia - 0.4%

Orica Ltd	77,833	1,192,850

Bermuda - 1.5%

Global Brands Group Holding Ltd *	7,074,639	1,382,845
Li & Fung Ltd	2,811,358	2,629,186

		4,012,031

Canada - 5.0%

Canadian National Railway Co	92,373	6,365,423
Loblaw Cos Ltd	57,227	3,062,319
Valeant Pharmaceuticals International Inc *	27,638	3,955,274

		13,383,016

Denmark - 0.6%

Carlsberg AS ‘B’	20,768	1,612,752

France - 13.6%

Air Liquide SA	46,364	5,720,839
Bureau Veritas SA	52,596	1,161,413
Danone SA	84,603	5,565,748
Dassault Systemes	22,744	1,384,167
GDF Suez	152,186	3,554,359
Hermes International	1,708	609,030
Legrand SA	39,629	2,074,539
LVMH Moet Hennessy Louis Vuitton SA	35,046	5,541,980
Pernod Ricard SA	49,567	5,495,851
Schneider Electric SE	78,094	5,674,469

		36,782,395

Germany - 13.1%

Bayer AG	89,129	12,184,803
Beiersdorf AG	50,870	4,149,094
Linde AG	30,463	5,681,965
Merck KGaA	47,309	4,488,006
MTU Aero Engines AG	12,116	1,057,895
ProSiebenSat.1 Media AG	75,534	3,182,168
SAP SE	65,506	4,631,645

		35,375,576

Hong Kong - 1.9%

AIA Group Ltd	927,062	5,104,831

India - 1.8%

Housing Development Finance Corp Ltd	184,918	3,308,194
Reliance Industries Ltd	116,676	1,641,275

		4,949,469

Israel - 0.4%

Check Point Software Technologies Ltd *	15,193	1,193,714

	Shares	Value
Japan - 12.2%

Denso Corp	125,700	$5,858,323
FANUC Corp	17,600	2,904,680
Honda Motor Co Ltd	175,400	5,100,579
Hoya Corp	163,900	5,487,532
Inpex Corp	296,700	3,291,988
Japan Tobacco Inc	91,600	2,515,160
Kyocera Corp	60,200	2,759,195
Shin-Etsu Chemical Co Ltd	42,900	2,790,955
Terumo Corp	102,600	2,336,683

		33,045,095

Netherlands - 6.2%

Akzo Nobel NV	62,754	4,351,666
Heineken NV	30,135	2,140,774
ING Groep NV CVA *	425,689	5,511,669
Randstad Holding NV	98,792	4,751,073

		16,755,182

Russia - 0.2%

Sberbank of Russia ADR	151,068	585,086

Singapore - 2.4%

DBS Group Holdings Ltd	338,000	5,219,543
Singapore Telecommunications Ltd	422,862	1,241,256

		6,460,799

South Korea - 1.0%

Samsung Electronics Co Ltd	2,193	2,636,100

Spain - 1.2%

Amadeus IT Holding SA ‘A’	78,909	3,135,631

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	76,772	3,184,642

Switzerland - 9.9%

Julius Baer Group Ltd	57,824	2,664,371
Kuehne + Nagel International AG	11,758	1,600,138
Nestle SA	136,001	9,979,152
Roche Holding AG	17,290	4,693,795
Sonova Holding AG	16,403	2,423,658
UBS AG (XVTX)	323,048	5,553,098

		26,914,212

Taiwan - 2.7%

Hon Hai Precision Industry Co Ltd	534,459	1,473,806
Taiwan Semiconductor Manufacturing Co Ltd ADR	262,935	5,884,485

		7,358,291

Thailand - 0.3%

Kasikornbank PCL	126,100	876,202

United Kingdom - 21.0%

Barclays PLC	816,856	3,070,977
BG Group PLC	236,813	3,152,159
Compass Group PLC	479,705	8,176,256
Delphi Automotive PLC	31,393	2,282,899
Diageo PLC	153,064	4,390,057
Hays PLC	437,090	979,111
HSBC Holdings PLC (LI)	668,909	6,321,521
Indivior PLC *	63,678	148,278
Prudential PLC	82,931	1,908,424

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INTERNATIONAL LARGE-CAP FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
Reckitt Benckiser Group PLC	63,678	$5,137,000
Rio Tinto PLC	74,021	3,410,341
Rolls-Royce Holdings PLC	169,631	2,285,113
Sky PLC	194,590	2,708,351
Smiths Group PLC	158,676	2,685,611
Standard Chartered PLC	194,518	2,917,191
WPP PLC	349,500	7,250,804

		56,824,093

United States - 2.0%

NCR Corp *	29,838	869,479
Yum! Brands Inc	62,345	4,541,833

		5,411,312

Total Common Stocks (Cost $210,588,683)		266,793,279

	Principal Amount
SHORT-TERM INVESTMENTS - 0.5%

Commercial Paper - 0.5%

General Electric Co 0.100% due 01/02/15	$1,325,000	1,325,000

	Shares
Money Market Fund - 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	28,074	28,074

Total Short-Term Investments (Cost $1,353,070)		1,353,074

TOTAL INVESTMENTS - 99.9% (Cost $214,278,064)		270,390,770

OTHER ASSETS & LIABILITIES, NET - 0.1%		357,734

NET ASSETS - 100.0%		$270,748,504

Notes to Schedule of Investments

(a)	As of December 31, 2014, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	19.4%
Financials	16.7%
Consumer Staples	16.3%
Industrials	11.7%
Health Care	11.2%
Information Technology	10.9%
Materials	8.5%
Others (each less than 3.0%)	5.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) is based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the fund, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INTERNATIONAL LARGE-CAP FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$2,220,976	$2,220,976	$—	$—
	United Kingdom	23,441	—	23,441	—

		2,244,417	2,220,976	23,441	—

	Common Stocks
	Australia	1,192,850	—	1,192,850	—
	Bermuda	4,012,031	—	4,012,031	—
	Canada	13,383,016	13,383,016	—	—
	Denmark	1,612,752	—	1,612,752	—
	France	36,782,395	—	36,782,395	—
	Germany	35,375,576	—	35,375,576	—
	Hong Kong	5,104,831	—	5,104,831	—
	India	4,949,469	—	4,949,469	—
	Israel	1,193,714	1,193,714	—	—
	Japan	33,045,095	—	33,045,095	—
	Netherlands	16,755,182	—	16,755,182	—
	Russia	585,086	585,086	—	—
	Singapore	6,460,799	—	6,460,799	—
	South Korea	2,636,100	—	2,636,100	—
	Spain	3,135,631	—	3,135,631	—
	Sweden	3,184,642	—	3,184,642	—
	Switzerland	26,914,212	26,914,212	—	—
	Taiwan	7,358,291	5,884,485	1,473,806	—
	Thailand	876,202	—	876,202	—
	United Kingdom	56,824,093	2,431,177	54,392,916	—
	United States	5,411,312	5,411,312	—	—

		266,793,279	55,803,002	210,990,277	—
	Short-Term Investments	1,353,074	28,074	1,325,000	—

	Total	$270,390,770	$58,052,052	$212,338,718	$—

During the nine-month period ended December 31, 2014, investments with a total aggregate value of $21,361,114 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INTERNATIONAL VALUE FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Repsol SA Exp 01/08/15 *	111,887	$61,873

Total Rights (Cost $64,732)		61,873

PREFERRED STOCKS - 0.8%

Germany - 0.8%

Porsche Automobil Holding SE	15,816	1,285,070

Total Preferred Stocks (Cost $1,672,307)		1,285,070

COMMON STOCKS - 96.9%

Australia - 2.4%

Australia & New Zealand Banking Group Ltd	117,219	3,049,194
Goodman Group REIT	211,234	973,782

		4,022,976

Belgium - 2.5%

KBC Groep NV *	24,414	1,354,993
Solvay SA	20,631	2,787,081

		4,142,074

Canada - 0.5%

First Quantum Minerals Ltd	59,831	850,241

Cayman - 0.5%

Sands China Ltd	178,800	869,648

China - 1.4%

Industrial & Commercial Bank of China Ltd ‘H’	3,115,000	2,262,853

Denmark - 1.0%

Danske Bank AS	62,614	1,685,232

Finland - 0.5%

UPM-Kymmene OYJ	52,176	856,767

France - 14.4%

AXA SA	113,679	2,625,597
BNP Paribas SA	44,205	2,597,682
Cie de St-Gobain	19,865	836,304
Credit Agricole SA	115,573	1,485,775
GDF Suez	132,240	3,088,513
Lafarge SA	19,011	1,334,278
Publicis Groupe SA	20,682	1,481,314
Renault SA	20,737	1,515,372
Sanofi	15,082	1,374,515
Schneider Electric SE	28,810	2,093,393
Sodexo SA	17,157	1,682,239
Suez Environnement Co	50,908	882,506
Total SA	57,405	2,959,765

		23,957,253

	Shares	Value
Germany - 5.5%

Bayer AG	28,690	$3,922,203
Daimler AG	26,882	2,242,787
Deutsche Telekom AG	118,469	1,898,858
E.ON SE	65,195	1,119,530

		9,183,378

Hong Kong - 0.9%

Hutchison Whampoa Ltd	65,000	744,159
The Wharf Holdings Ltd	105,000	754,030

		1,498,189

India - 0.6%

Infosys Ltd ADR	29,302	921,841

Ireland - 0.9%

Ryanair Holdings PLC ADR *	21,068	1,501,516

Italy - 3.7%

Assicurazioni Generali SPA	104,611	2,137,779
Enel SPA	356,885	1,595,724
Intesa Sanpaolo SPA	537,409	1,554,643
Telecom Italia SPA *	873,752	926,634

		6,214,780

Japan - 23.8%

Daikin Industries Ltd	12,800	825,566
Daiwa House Industry Co Ltd	112,400	2,128,375
Hitachi Ltd	474,000	3,468,381
Japan Airlines Co Ltd	67,000	1,957,109
Japan Tobacco Inc	40,000	1,098,323
KDDI Corp	23,300	1,457,886
Mazda Motor Corp	48,400	1,161,800
Mitsubishi UFJ Financial Group Inc	815,100	4,467,680
Mitsui & Co Ltd	91,900	1,228,535
Mitsui Fudosan Co Ltd	80,000	2,151,641
NH Foods Ltd	60,000	1,312,389
Nippon Telegraph & Telephone Corp	26,900	1,384,221
Nomura Holdings Inc	213,500	1,214,940
ORIX Corp	88,000	1,100,078
Otsuka Holdings Co Ltd	34,900	1,046,718
Ricoh Co Ltd	93,500	949,828
Seven & i Holdings Co Ltd	42,200	1,522,184
Sony Corp	100,500	2,046,062
Sumitomo Mitsui Financial Group Inc	54,800	1,980,061
Toyota Motor Corp	78,300	4,882,832
Yamaha Motor Co Ltd	49,500	995,514
Yamato Holdings Co Ltd	55,800	1,098,725

		39,478,848

Luxembourg - 0.5%

ArcelorMittal	81,144	878,892

Netherlands - 3.0%

Airbus Group NV	24,960	1,239,697
ING Groep NV CVA *	165,431	2,141,942
Koninklijke KPN NV *	520,710	1,641,689

		5,023,328

Norway - 1.6%

DNB ASA	84,968	1,252,800
Norsk Hydro ASA	239,502	1,347,054

		2,599,854

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INTERNATIONAL VALUE FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
Papua New Guinea - 0.7%

Oil Search Ltd	174,236	$1,125,709

South Korea - 1.3%

Samsung Electronics Co Ltd	1,741	2,092,773

Spain - 1.6%

Banco Popular Espanol SA	103,513	512,524
Repsol SA	111,887	2,079,778

		2,592,302

Sweden - 1.7%

Electrolux AB ‘B’	99,030	2,905,666

Switzerland - 5.7%

Nestle SA	39,959	2,932,015
Roche Holding AG	10,823	2,938,169
Swiss Re AG	14,350	1,207,380
Zurich Insurance Group AG	7,611	2,386,189

		9,463,753

Taiwan - 0.6%

Asustek Computer Inc	90,000	979,921

Turkey - 0.7%

Turkiye Garanti Bankasi AS	298,895	1,197,655

United Kingdom - 20.9%

AstraZeneca PLC	48,030	3,378,706
Barclays PLC	768,991	2,891,028
BG Group PLC	109,076	1,451,883
British American Tobacco PLC	26,748	1,453,324
HSBC Holdings PLC	370,527	3,501,663
InterContinental Hotels Group PLC	37,503	1,502,827
Prudential PLC	125,704	2,892,724
Rio Tinto PLC	51,785	2,385,870
Royal Dutch Shell PLC ‘A’	172,294	5,710,949
SABMiller PLC	31,570	1,633,822
Shire PLC	17,554	1,242,004
Vodafone Group PLC	1,397,643	4,788,977
Wolseley PLC	32,562	1,853,705

		34,687,482

Total Common Stocks (Cost $153,281,439)		160,992,931

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,077,088	3,077,088

Total Short-Term Investment (Cost $3,077,088)		3,077,088

TOTAL INVESTMENTS - 99.5% (Cost $158,095,566)		165,416,962

OTHER ASSETS & LIABILITIES, NET - 0.5%		750,852

NET ASSETS - 100.0%		$166,167,814

Notes to Schedule of Investments

(a)	As of December 31, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	31.0%
Consumer Discretionary	13.6%
Health Care	8.4%
Industrials	8.0%
Energy	8.1%
Telecommunication Services	7.3%
Materials	6.3%
Consumer Staples	6.0%
Information Technology	5.0%
Utilities	4.0%
Others (each less than 3.0%)	1.8%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) is based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the fund, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Open futures contracts outstanding as of December 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index (03/15)	1	$5,285
Dow Jones Euro STOXX 50 Index (03/15)	19	24,891
FTSE 100 Index (03/15)	4	20,723
TOPIX Index (03/15)	3	(7,257)

Total Futures Contracts		$43,642

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INTERNATIONAL VALUE FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of December 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	11,460,882	USD	10,014,863	02/15	GSC	($682,414)
CAD	465,127	USD	405,910	02/15	TDB	(5,868)
CHF	1,015,252	USD	1,052,069	02/15	CIT	(30,277)
CHF	338,437	USD	349,599	02/15	HSB	(8,982)
CHF	438,314	USD	455,397	02/15	MSC	(14,259)
CHF	4,893,771	USD	5,109,441	02/15	UBS	(184,143)
EUR	556,167	AUD	821,192	02/15	DUB	4,552
EUR	343,592	GBP	271,703	02/15	BRC	(7,442)
EUR	257,749	NOK	2,180,734	02/15	GSC	19,709
EUR	525,765	USD	658,531	02/15	ANZ	(22,095)
EUR	927,748	USD	1,149,897	02/15	BRC	(26,863)
EUR	293,897	USD	365,711	02/15	GSC	(9,950)
EUR	918,635	USD	1,139,341	02/15	HSB	(27,339)
EUR	270,279	USD	336,324	02/15	SGN	(9,153)
EUR	297,742	USD	369,816	02/15	SSB	(9,401)
EUR	392,672	USD	486,794	02/15	WBC	(11,468)
GBP	576,951	USD	902,024	02/15	CIT	(3,039)
GBP	305,472	USD	479,492	02/15	GSC	(3,516)
GBP	1,090,088	USD	1,716,572	02/15	HSB	(18,034)
GBP	317,661	USD	503,817	02/15	SGN	(8,848)
GBP	595,832	USD	932,615	02/15	UBS	(4,210)
HKD	7,901,567	USD	1,018,931	02/15	UBS	(18)
JPY	57,904,993	SEK	3,745,859	02/15	TDB	3,005
JPY	63,581,665	USD	536,427	02/15	BRC	(5,447)
JPY	42,929,794	USD	360,488	02/15	CSF	(1,975)
JPY	69,510,113	USD	646,945	02/15	SGN	(66,455)
SEK	21,476,564	USD	2,916,989	02/15	UBS	(161,691)
SGD	3,408,646	USD	2,654,523	02/15	UBS	(83,544)
USD	952,438	AUD	1,092,932	02/15	CIT	62,477
USD	573,604	AUD	666,599	02/15	HSB	30,801
USD	1,204,505	CAD	1,350,931	02/15	SCB	42,608
USD	907,621	CHF	879,359	02/15	HSB	22,597
USD	502,907	EUR	401,646	02/15	BRC	16,717
USD	1,593,748	EUR	1,278,565	02/15	CIT	46,053
USD	338,594	EUR	271,723	02/15	DUB	9,675
USD	495,541	EUR	399,182	02/15	HSB	12,334
USD	6,738,525	EUR	5,352,875	02/15	SCB	258,902
USD	1,050,555	EUR	861,002	02/15	TDB	8,317
USD	649,549	EUR	520,802	02/15	UBS	19,122
USD	1,038,471	EUR	832,253	02/15	WBC	31,034
USD	846,615	GBP	531,837	02/15	GSC	17,925
USD	564,996	GBP	362,662	02/15	RBC	(92)
USD	3,702,512	GBP	2,315,368	02/15	SCB	94,783
USD	365,457	GBP	226,965	02/15	SGN	11,808
USD	500,157	HKD	3,879,318	02/15	BRC	(84)
USD	840,435	JPY	96,720,106	02/15	CIT	32,710
USD	810,197	JPY	92,672,398	02/15	GSC	36,275
USD	6,629,310	JPY	722,254,054	02/15	MSC	597,653
USD	340,526	JPY	40,989,791	02/15	TDB	(1,786)
USD	1,294,061	NOK	8,735,789	02/15	SCB	123,161

Total Forward Foreign Currency Contracts						$93,825

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF INTERNATIONAL VALUE FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights (1)	$61,873	$61,873	$—	$—
	Preferred Stocks (1)	1,285,070	—	1,285,070	—
	Common Stocks
	Australia	4,022,976	—	4,022,976	—
	Belgium	4,142,074	—	4,142,074	—
	Canada	850,241	850,241	—	—
	Cayman	869,648	—	869,648	—
	China	2,262,853	—	2,262,853	—
	Denmark	1,685,232	—	1,685,232	—
	Finland	856,767	—	856,767	—
	France	23,957,253	—	23,957,253	—
	Germany	9,183,378	—	9,183,378	—
	Hong Kong	1,498,189	—	1,498,189	—
	India	921,841	921,841	—	—
	Ireland	1,501,516	1,501,516	—	—
	Italy	6,214,780	—	6,214,780	—
	Japan	39,478,848	—	39,478,848	—
	Luxembourg	878,892	—	878,892	—
	Netherlands	5,023,328	—	5,023,328	—
	Norway	2,599,854	—	2,599,854	—
	Papua New Guinea	1,125,709	—	1,125,709	—
	South Korea	2,092,773	—	2,092,773	—
	Spain	2,592,302	—	2,592,302	—
	Sweden	2,905,666	—	2,905,666	—
	Switzerland	9,463,753	9,463,753	—	—
	Taiwan	979,921	—	979,921	—
	Turkey	1,197,655	—	1,197,655	—
	United Kingdom	34,687,482	—	34,687,482	—

		160,992,931	12,737,351	148,255,580	—
	Short-Term Investment	3,077,088	3,077,088	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,502,218	—	1,502,218	—
	Equity Contracts
	Futures	50,899	50,899	—	—

	Total Assets - Derivatives	1,553,117	50,899	1,502,218	—

	Total Assets	166,970,079	15,927,211	151,042,868	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,408,393)	—	(1,408,393)	—
	Equity Contracts
	Futures	(7,257)	(7,257)	—	—

	Total Liabilities - Derivatives	(1,415,650)	(7,257)	(1,408,393)	—

	Total Liabilities	(1,415,650)	(7,257)	(1,408,393)	—

	Total	$165,554,429	$15,919,954	$149,634,475	$—

During the nine-month period ended December 31, 2014, investments with a total aggregate value of $4,145,549 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a simple level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF CURRENCY STRATEGIES FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.2%

U.S . Treasury Notes - 6.2%

0.375% due 03/15/15 ‡	$12,100,000	$12,108,506

Total U.S. Treasury Obligations (Cost $12,106,011)		12,108,506

FOREIGN GOVERNMENT BONDS & NOTES - 21.7%

Canada - 5.8%

Canadian Government 1.000% due 02/01/15	CAD 13,260,000	11,415,949

France - 4.3%

France Government OAT 3.500% due 04/25/15	EUR 7,000,000	8,561,970

Germany - 5.7%

Bundesobligation 2.500% due 02/27/15	9,175,000	11,145,703

United Kingdom - 5.9%

United Kingdom Gilt 2.750% due 01/22/15	GBP 7,430,000	11,596,204

Total Foreign Government Bonds & Notes (Cost $46,677,652)		42,719,826

	Shares	Value
SHORT-TERM INVESTMENTS - 70.4%

Money Market Fund - 45.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	88,338,227	$88,338,227

	Principal Amount
U.S. Treasury Bills - 25.4%

0.024% due 08/20/15	$6,000,000	5,994,252
0.055% due 03/05/15	8,000,000	7,999,824
0.059% due 04/30/15	8,000,000	7,998,952
0.065% due 09/17/15	8,000,000	7,990,536
0.082% due 06/25/15	6,000,000	5,997,606
0.090% due 07/23/15	8,000,000	7,995,176
0.095% due 10/15/15	6,000,000	5,991,780

		49,968,126

Total Short-Term Investments (Cost $138,317,847)		138,306,353

TOTAL INVESTMENTS - 98.3% (Cost $197,101,510)		193,134,685

OTHER ASSETS & LIABILITIES, NET - 1.7%		3,359,408

NET ASSETS - 100.0%		$196,494,093

Notes to Schedule of Investments

(a)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) is based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the fund, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of December 31, 2014, investments with a total aggregate value of $1,196,841 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(d)	Forward foreign currency contracts outstanding as of December 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	52,448,745	USD	43,452,999	01/15	ANZ	($704,549)
AUD	3,131,000	USD	2,541,026	01/15	ANZ	10,902
AUD	12,115,002	USD	10,050,000	01/15	BRC	(175,645)
CAD	29,144,801	USD	25,008,153	01/15	ANZ	65,562
CAD	27,720,521	USD	24,198,945	01/15	RBC	(350,560)
CHF	1,865,000	USD	1,933,425	01/15	JPM	(56,911)
EUR	8,085,000	USD	10,068,364	01/15	ANZ	(282,740)
EUR	12,292,113	USD	15,100,000	01/15	BRC	(222,326)
EUR	4,103,000	USD	5,002,903	01/15	CIT	(36,865)
EUR	26,623,000	USD	32,517,595	01/15	GSC	(294,630)
EUR	15,182,550	USD	18,688,230	01/15	RBC	(312,136)
GBP	11,999,502	USD	18,681,784	01/15	ANZ	17,362
GBP	9,613,037	USD	15,080,000	01/15	CIT	(99,746)
GBP	6,469,552	USD	10,113,003	01/15	RBC	(31,326)
HUF	3,734,500,000	USD	15,084,013	01/15	MSC	(817,040)
INR	1,838,260,000	USD	29,318,341	01/15	GSC	(323,323)
JPY	4,501,831,038	USD	37,081,559	01/15	ANZ	509,807
JPY	2,024,310,538	USD	16,919,364	01/15	CIT	(15,887)
JPY	1,747,800,000	USD	14,783,050	01/15	JPM	(188,756)
JPY	2,453,834,844	USD	20,508,320	01/15	RBC	(18,212)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF CURRENCY STRATEGIES FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
KRW	1,302,000,000	USD	1,184,067	01/15	JPM	($807)
MXN	422,670,000	USD	28,728,632	01/15	MSC	(116,200)
NOK	133,668,719	USD	17,951,180	01/15	BRC	(28,264)
NOK	144,257,747	USD	20,133,997	01/15	SEB	(791,256)
NZD	6,511,000	USD	4,951,160	01/15	ANZ	115,366
NZD	67,371,852	USD	51,532,548	01/15	CIT	892,765
NZD	13,430,663	USD	10,506,660	01/15	GSC	(55,608)
NZD	2,495,000	USD	1,925,891	01/15	JPM	16,021
NZD	6,558,000	USD	4,996,186	01/15	RBC	106,912
PHP	679,200,000	USD	15,216,076	01/15	BRC	(48,308)
SEK	34,032,528	USD	4,403,279	01/15	BRC	(37,330)
SEK	107,440,000	USD	14,295,694	01/15	MSC	(512,570)
SEK	106,521,047	USD	13,606,000	01/15	SEB	59,324
USD	25,008,153	AUD	30,769,267	01/15	ANZ	(70,397)
USD	22,893,235	AUD	27,632,649	01/15	ANZ	371,192
USD	882,835	AUD	1,079,049	01/15	CIT	3,354
USD	25,062,249	AUD	30,518,000	01/15	GSC	186,325
USD	2,545,503	CAD	2,960,112	01/15	ANZ	(1,126)
USD	10,050,000	CAD	11,520,111	01/15	BRC	139,074
USD	11,309,873	CAD	12,990,000	01/15	JPM	133,885
USD	53,227,319	CHF	52,228,602	01/15	CIT	674,487
USD	107,447,597	CHF	104,590,564	01/15	GSC	2,209,233
USD	60,658,267	CHF	59,549,398	01/15	RBC	739,192
USD	15,080,001	EUR	12,207,235	01/15	CIT	305,058
USD	11,005,983	EUR	8,909,000	01/15	GSC	223,037
USD	5,732,152	EUR	4,600,000	01/15	JPM	164,695
USD	48,789,747	EUR	39,637,395	01/15	RBC	814,899
USD	15,100,000	GBP	9,645,678	01/15	BRC	68,881
USD	18,638,682	GBP	11,999,502	01/15	GSC	(60,464)
USD	41,152,220	GBP	26,275,000	01/15	JPM	206,519
USD	5,001,557	JPY	602,389,526	01/15	CIT	(28,540)
USD	29,983,300	KRW	33,035,000,000	01/15	BRC	(38,966)
USD	29,351,476	MYR	102,783,000	01/15	JPM	4,190
USD	18,691,726	NOK	134,257,770	01/15	SEB	689,828
USD	10,065,825	NZD	12,933,839	01/15	ANZ	1,376
USD	19,787,067	NZD	25,884,395	01/15	CIT	(354,839)
USD	5,118,017	NZD	6,570,000	01/15	CIT	5,581
USD	65,494,805	NZD	84,395,000	01/15	GSC	(190,419)
USD	38,777,103	SEK	292,797,088	01/15	SEB	1,214,883

Total Forward Foreign Currency Contracts						$3,683,964

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$12,108,506	$—	$12,108,506	$—
	Foreign Government Bonds & Notes	42,719,826	—	42,719,826	—
	Short-Term Investments	138,306,353	88,338,227	49,968,126	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,949,710	—	9,949,710	—

	Total Assets	203,084,395	88,338,227	114,746,168	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,265,746)	—	(6,265,746)	—

	Total Liabilities	(6,265,746)	—	(6,265,746)	—

	Total	$196,818,649	$88,338,227	$108,480,422	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.9%

Germany - 0.4%

Deutsche Wohnen AG	30,284	$719,557

Luxembourg - 0.4%

GAGFAH SA *	32,163	719,633

Singapore - 0.6%

Yoma Strategic Holdings Ltd *	2,099,000	1,041,670

Sri Lanka - 0.4%

Commercial Bank of Ceylon PLC	69,800	90,808
Dialog Axiata PLC	944,600	95,710
Hatton National Bank PLC	60,600	90,146
John Keells Holdings PLC	230,000	437,961

		714,625

United Kingdom - 0.1%

Genel Energy PLC *	25,199	269,729

Total Common Stocks (Cost $3,180,983)		3,465,214

CLOSED-END MUTUAL FUND - 0.6%

Fondul Proprietatea SA (Romania) *	4,691,779	1,131,416

Total Closed-End Mutual Fund (Cost $1,165,859)		1,131,416

	Principal Amount
CORPORATE BONDS & NOTES - 1.2%

Georgia - 0.7%

Bank of Georgia JSC 7.750% due 07/05/17	$1,137,000	1,176,795

Luxembourg - 0.5%

Gazprom OAO 4.300% due 11/12/15	905,000	890,339

Total Corporate Bonds & Notes (Cost $2,106,922)		2,067,134

SENIOR LOAN NOTES - 0.2%

Ethiopia - 0.2%

Ethiopian Railways Corp
0.184% due 08/01/21 §	23,687	22,423
3.917% due 08/01/21 §	5,412	5,123
4.080% due 08/01/21 §	256,874	243,164

		270,710

Total Senior Loan Notes (Cost $257,820)		270,710

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 1.5%

United States - 1.5%

Fannie Mae (IO)
5.000% due 12/25/42 "	$2,154,794	$399,569
5.981% due 01/25/43 " §	5,173,253	998,499
6.031% due 03/25/33 " §	1,280,386	253,996
6.081% due 07/25/42 " §	2,146,511	367,515
6.271% due 11/25/37 " §	3,330,398	703,523

		2,723,102

Total Mortgage-Backed Securities (Cost $2,602,403)		2,723,102

FOREIGN GOVERNMENT BONDS & NOTES - 67.6%

Albania - 0.1%

Albania Government 7.500% due 11/04/15 ~	EUR 162,000	204,850

Argentina - 3.8%

Argentina Boden 7.000% due 10/03/15	$3,533,668	3,441,499
Argentina Bonar 8.750% due 05/07/24	1,740,000	1,674,158
Argentine Republic Government 8.280% due 12/31/33 Ω	1,894,153	1,621,151

		6,736,808

Barbados - 0.9%

Barbados Government
6.625% due 12/05/35 ~	1,848,000	1,570,800

Belarus - 1.0%

Republic of Belarus
8.750% due 08/03/15 ~	1,514,000	1,433,304
8.950% due 01/26/18 ~	385,000	356,857

		1,790,161

Bermuda - 0.5%

Bermuda Government 4.854% due 02/06/24 ~	855,000	893,475

Croatia - 0.6%

Croatia Government 6.250% due 04/27/17 ~	1,025,000	1,089,749

Cyprus - 1.7%

Cyprus Government 3.750% due 11/01/15 ~	EUR 2,513,000	3,031,741

Dominican Republic - 2.0%

Dominican Republic
11.500% due 05/10/24 ~	DOP 22,000,000	505,222
14.000% due 04/30/21 ~	8,400,000	211,567
14.500% due 02/10/23 ~	2,300,000	57,377
14.500% due 02/10/23 ~	26,300,000	656,089
15.950% due 06/04/21 ~	13,000,000	358,515

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
18.500% due 02/04/28 ~	DOP 1,000,000	$29,263
18.500% due 02/04/28 ~	50,400,000	1,474,833
Dominican Republic Central Bank 12.000% due 04/05/19 ~	14,920,000	348,040

		3,640,906

Ecuador - 3.4%

Ecuador Government
7.950% due 06/20/24 ~	$5,778,000	4,969,080
9.375% due 12/15/15 ~	1,204,000	1,179,920

		6,149,000

Indonesia - 3.6%

Indonesia Treasury
8.375% due 03/15/24	IDR 37,151,000,000	3,123,414
8.375% due 03/15/34	4,357,000,000	356,303
8.750% due 02/15/44	3,552,000,000	290,064
9.000% due 03/15/29	31,717,000,000	2,752,841

		6,522,622

Iraq - 1.9%

Republic of Iraq 5.800% due 01/15/28 ~	$4,021,000	3,397,745

Jordan - 0.5%

Jordan Government
3.875% due 11/12/15 ~	800,000	804,000
7.950% due 02/05/15 +	JOD 100,000	141,983

		945,983

Lebanon - 6.8%

Lebanon Government
4.100% due 06/12/15 ~	$400,000	398,986
8.500% due 01/19/16 ~	3,345,000	3,521,616
Lebanon Treasury
5.940% due 02/05/15	LBP 895,300,000	593,035
6.500% due 04/02/15	2,650,140,000	1,762,627
6.500% due 05/14/15	3,554,730,000	2,369,268
6.500% due 06/25/15	2,835,780,000	1,893,348
7.540% due 01/15/15	2,469,440,000	1,634,732

		12,173,612

Macedonia - 2.8%

Republic of Macedonia 3.975% due 07/24/21 ~	EUR 4,190,000	5,043,920

Mozambique - 0.4%

EMATUM via Mozambique 6.305% due 09/11/20 ~	$702,000	688,100

New Zealand - 1.6%

New Zealand Government
2.000% due 09/20/25 ^	NZD 1,342,232	1,021,417
3.000% due 09/20/30 ^ ~	1,128,868	959,779
5.500% due 04/15/23 ~	907,000	800,347

		2,781,543

Pakistan - 1.7%

Pakistan Government
6.875% due 06/01/17 ~	$335,000	342,538
7.125% due 03/31/16 ~	502,000	512,040
7.250% due 04/15/19 ~	1,128,000	1,149,996
8.250% due 04/15/24 ~	976,000	1,007,720

		3,012,294

	Principal Amount	Value
Philippines - 1.2%

Philippine Government 5.875% due 01/31/18	PHP 85,990,000	$2,079,771

Rwanda - 0.7%

Rwanda Government 6.625% due 05/02/23 ~ ‡	$1,204,000	1,225,865

Serbia - 9.1%

Republic of Serbia 5.250% due 11/21/17 ~	618,000	637,776
Serbia Treasury
10.000% due 01/10/15	RSD 258,430,000	2,576,270
10.000% due 01/30/16	41,900,000	423,638
10.000% due 04/25/16	76,100,000	769,616
10.000% due 04/01/17	164,390,000	1,650,471
10.000% due 05/08/17	276,810,000	2,775,963
10.000% due 01/24/18	103,830,000	1,032,478
10.000% due 06/05/21	185,040,000	1,708,277
Serbia Treasury Bills
2.820% due 11/26/15	EUR 1,259,000	1,488,001
8.140% due 01/29/15	RSD 200,740,000	1,989,695
8.660% due 02/26/15	121,110,000	1,193,545
8.940% due 03/12/15	14,370,000	141,192

		16,386,922

Slovenia - 5.9%

Slovenia Government
4.625% due 09/09/24 ~	EUR 1,055,000	1,556,821
5.125% due 03/30/26 ~	2,587,000	3,979,687
5.500% due 10/26/22 ~	$1,665,000	1,852,313
5.850% due 05/10/23 ~	2,802,000	3,182,091

		10,570,912

Sri Lanka - 2.5%

Sri Lanka Government
5.875% due 07/25/22 ~	1,873,000	1,922,166
6.250% due 10/04/20 ~	400,000	420,500
6.250% due 07/27/21 ~	400,000	421,000
6.500% due 07/15/15	LKR 16,280,000	124,509
8.000% due 09/01/16	161,600,000	1,259,790
11.750% due 03/15/15	37,500,000	289,141

		4,437,106

Tanzania - 2.1%

Tanzania Government 6.329% due 03/09/20 § ~	$3,655,000	3,837,750

Thailand - 1.6%

Thailand Government 1.250% due 03/12/28 ^	THB 102,971,869	2,814,888

Turkey - 4.0%

Turkey Government
3.000% due 07/21/21 ^	TRY 2,369,787	1,096,301
3.000% due 02/23/22 ^	1,296,232	601,878
4.000% due 04/01/20 ^	11,400,504	5,471,832

		7,170,011

Uganda - 0.9%

Republic of Uganda Government
14.125% due 12/01/16	UGX 2,267,400,000	817,337
14.625% due 11/01/18	2,358,500,000	844,309

		1,661,646

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Principal Amount	Value
Uruguay - 1.8%

Uruguay Letras de Regulacion Monetaria En UI 15.330% due 01/14/16	UYU 1,000,000	$35,949
Uruguay Notas del Tesoro
2.250% due 08/23/17 ^	15,056,019	586,084
2.750% due 06/16/16 ^	14,498,938	576,965
4.250% due 01/05/17 ^	17,482,880	713,778
Uruguay Treasury
12.970% due 07/28/16	8,220,000	277,140
13.270% due 03/26/15	520,000	20,754
14.500% due 11/26/15	4,580,000	167,363
15.000% due 08/20/15	4,300,000	162,441
15.000% due 10/08/15	14,620,000	543,102
15.200% due 02/20/15	4,300,000	173,820
15.430% due 04/21/16	1,313,000	45,702

		3,303,098

Venezuela - 2.9%

Venezuela Government
5.750% due 02/26/16 ~	$8,212,000	5,144,818
7.000% due 03/16/15	EUR 129,000	134,243

		5,279,061

Zambia - 1.6%

Zambia Government 8.500% due 04/14/24 ~	$2,666,000	2,924,802

Total Foreign Government Bonds & Notes (Cost $130,112,649)		121,365,141

PURCHASED OPTIONS - 3.4%
(See Note (m) in Notes to Schedule of Investments)
(Cost $2,250,673)		$6,004,407

SHORT-TERM INVESTMENTS - 22.2%

Foreign Government Issues - 11.8%

Croatia Treasury Bills (Croatia) 4.940% due 02/12/15	EUR 2,866,000	3,464,330
Kenya Treasury Bills (Kenya)
8.220% due 04/13/15	KES 142,200,000	1,534,378
8.530% due 05/04/15	132,600,000	1,422,992
8.540% due 04/27/15	141,600,000	1,522,368
8.620% due 03/16/15	203,700,000	2,213,525
Lebanon Treasury Bills (Lebanon)
5.180% due 01/22/15	LBP 1,196,535,000	789,866
5.300% due 02/05/15	2,941,190,000	1,938,537
5.300% due 02/19/15	2,983,330,000	1,963,244
Republic of Uganda Treasury Bills (Uganda) 1.000% due 09/03/15	UGX 295,000,000	97,745
Sri Lanka Treasury Bills (Sri Lanka)
5.990% due 12/18/15	LKR 115,180,000	830,153
6.000% due 12/11/15	45,920,000	331,303
6.000% due 12/25/15	84,790,000	610,498
7.000% due 06/26/15	91,430,000	677,956
7.010% due 06/19/15	101,580,000	754,025
7.020% due 05/08/15	23,900,000	178,593
7.030% due 05/01/15	43,140,000	322,728
7.040% due 04/17/15	42,210,000	316,539
7.060% due 02/27/15	87,550,000	661,581
7.060% due 03/06/15	30,950,000	233,620
7.060% due 03/13/15	50,280,000	379,110
7.060% due 03/27/15	83,130,000	625,406
7.070% due 02/13/15	24,500,000	185,541
7.080% due 02/20/15	29,770,000	225,206

		21,279,244

	Shares	Value
Money Market Fund - 7.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	14,179,094	$14,179,094

	Principal Amount

U.S. Treasury Bills - 1.7%

0.011% due 01/15/15 ‡	$500,000	499,997
0.029% due 04/02/15 ‡	2,500,000	2,499,780

		2,999,777

Repurchase Agreements - 0.8%

Barclays PLC (0.750%) due 01/09/15 (Dated 11/26/14, repurchase price of $279,593; collateralized by State of Qatar: 3.241% due 01/18/23 and value $279,367)	279,820	279,820
Nomura Securities (0.120%) due 01/09/15 (Dated 11/28/14, repurchase price of $1,181,243; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,199,736)	EUR 976,321	1,181,400

		1,461,220

Total Short-Term Investments (Cost $40,607,394)		39,919,335

TOTAL INVESTMENTS - 98.6% (Cost $182,284,703)		176,946,459

SECURITIES SOLD SHORT - (0.8%)
(See Note (g) in Notes to Schedule of Investments)
(Proceeds $1,265,471)		(1,431,487)

OTHER ASSETS & LIABILITIES, NET - 2.2%		3,932,555

NET ASSETS - 100.0%		$179,447,527

Notes to Schedule of Investments

(a)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) is based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the fund, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $1,997,030 or 1.1% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees.

(d)	An investment with a value of $1,621,151 or 0.9% of the fund’s net assets was in default as of 12/31/2014.

(e)	As of December 31, 2014, investments with a total aggregate value of $1,988,191 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(f)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $114,028 or less than 0.1% the net assets as of December 31, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Depreciation
Ethiopian Railways Corp +	$114,028	$107,942	($6,086)

(g)	Securities sold short outstanding as of December 31, 2014 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (0.8%)

SoQ Sukuk A QSC
3.241% due 01/18/23	$272,000	($275,400)
Spain Government
5.400% due 01/31/23	EUR 730,000	(1,156,087)

Total Securities Sold Short
(Proceeds $1,265,471)		($1,431,487)

(h)	Reverse repurchase agreements outstanding as of December 31, 2014 were as follows:

Counterparty	Interest Rate		Trade Date	Maturity Date	Repurchase Amount	Principal Amount
CIT	(1.000%	)	10/27/14	(1)	(1)	$367,360
CIT	(1.000%	)	12/11/14	(1)	(1)	194,541

						$561,901

(1)	The reverse repurchase agreement has an open maturity date and be terminated at any time by either party.
(i)	The average amount of borrowings by the fund on reverse repurchase agreements while outstanding during the nine-month period ended December 31, 2014 was $280,951 at a weighted average interest rate of (1.000%).

(j)	Open futures contracts outstanding as of December 31, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Interest Rate Swap (03/15)	27	($9,988)
SGX CNX Nifty Index (01/15)	267	22,581
TOPIX Index (03/15)	14	(48,969)

		(36,376)

Short Futures Outstanding
Euro-Bobl (03/15)	115	(104,550)
Euro-Bund (03/15)	52	(93,869)
Eurodollar (03/16)	142	(55,238)
Japanese Government 10-Year Bonds (03/15)	15	(102,780)
SET50 Index (03/15)	288	37,128
U.S. 2-Year Interest Rate Swap (03/15)	70	(6,673)
U.S. 5-Year Interest Rate Swap (03/15)	72	(29,227)
U.S. 10-Year Interest Rate Swap (03/15)	143	(86,330)
U.S. 10-Year Interest Rate Swap (03/15)	77	22,967
U.S. Treasury 5-Year Notes (03/15)	7	(964)
U.S. Treasury 10-Year Notes (03/15)	10	(7,854)

		(427,390)

Total Futures Contracts		($463,766)

(k)	Forward Bonds outstanding as of December 31, 2014 were as follows:

Description	Principal Amount	Expiration	Counterparty	Unrealized Depreciation
Republic of Colombia 10.000% due 07/24/24 +	COP 29,656,000,000	01/15	DUB	($40,370)

(l)	Forward foreign currency contracts outstanding as of December 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	24,000,000	USD	2,073,071	02/15	CIT	$588,939
CAD	4,215,000	USD	3,722,906	01/15	GSC	(96,758)
CAD	2,417,290	USD	2,124,351	01/15	SCB	(44,765)
CLP	1,242,650,000	USD	2,070,911	02/15	BNP	(34,047)
CLP	844,844,000	USD	1,352,833	03/15	BNP	28,918
EGP	12,224,000	USD	1,670,567	01/15	CIT	12,284
EUR	2,779,717	CHF	3,345,000	03/15	CIT	(3,783)
EUR	2,886,408	CHF	3,469,000	03/15	JPM	140
EUR	2,808,000	GBP	2,215,650	01/15	BNP	(54,518)
EUR	1,434,000	GBP	1,122,230	01/15	SCB	(13,400)
EUR	3,354,253	HUF	1,036,264,000	03/15	BNP	108,090
EUR	263,339	HUF	81,535,000	03/15	JPM	7,795
EUR	733,114	HUF	232,468,000	06/15	BNP	2,704
EUR	657,527	HUF	209,128,000	06/15	SCB	1,550
EUR	3,304,194	RON	14,826,769	03/15	BNP	7,240
EUR	2,030,561	RON	9,153,849	03/15	CIT	(6,062)
EUR	616,144	RON	2,776,700	03/15	DUB	(1,597)
EUR	1,516,561	RON	6,749,000	03/15	GSC	19,095
EUR	903,565	RON	4,050,231	03/15	JPM	3,138
EUR	525,928	RON	2,358,000	03/15	SCB	1,685
EUR	2,447,860	USD	2,980,625	01/15	GSC	(18,519)
EUR	760,000	USD	925,564	04/15	GSC	(5,088)
EUR	2,015,000	USD	2,460,844	04/15	SCB	(20,553)
GBP	1,445,195	EUR	1,828,000	01/15	BNP	39,875
GBP	525,850	EUR	656,000	01/15	CIT	25,568
GBP	796,905	EUR	1,008,000	01/15	MSC	21,975

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	601,253	EUR	750,000	01/15	SCB	$29,313
IDR	7,325,850,000	USD	573,901	01/15	DUB	15,254
IDR	5,808,846,000	USD	469,174	02/15	JPM	(3,871)
IDR	23,224,594,791	USD	1,885,725	02/15	SCB	(27,721)
INR	52,450,000	USD	847,334	01/15	BNP	(20,036)
INR	55,570,000	USD	897,303	01/15	GSC	(20,793)
INR	110,112,000	USD	1,766,073	02/15	CIT	(39,289)
INR	232,582,000	USD	3,632,428	02/15	CIT	12,272
INR	42,646,000	USD	684,049	02/15	DUB	(15,271)
INR	29,188,000	USD	468,395	02/15	GSC	(10,055)
INR	118,100,000	USD	1,844,848	02/15	GSC	5,451
INR	51,917,000	USD	833,019	02/15	SCB	(18,284)
MXN	42,501,000	USD	3,122,319	01/15	HSB	(246,675)
MXN	183,119,000	USD	13,049,188	02/15	SCB	(673,219)
NOK	39,073,000	EUR	4,256,141	03/15	BNP	78,153
NOK	14,149,000	EUR	1,556,101	03/15	CIT	9,004
NOK	7,793,000	EUR	802,642	03/15	GSC	71,376
NOK	4,970,000	EUR	530,938	03/15	SCB	22,451
PHP	88,870,000	USD	1,987,654	01/15	BNP	(1,680)
PHP	81,300,000	USD	1,818,344	01/15	CIT	(1,537)
PHP	60,307,000	USD	1,349,044	01/15	DUB	(1,367)
PLN	20,329,382	EUR	4,809,464	01/15	BNP	(83,624)
RON	30,695,987	EUR	6,701,258	03/15	CIT	152,164
RON	3,980,791	EUR	866,682	03/15	JPM	22,822
RON	5,237,771	EUR	1,139,100	03/15	SCB	31,536
RSD	13,290,000	EUR	108,401	03/15	CIT	(1,040)
RSD	79,508,000	EUR	650,638	03/15	DUB	(7,692)
RUB	63,915,000	USD	1,141,339	01/15	BNP	(108,090)
RUB	34,851,000	USD	618,145	02/15	BNP	(56,898)
RUB	44,169,000	USD	612,760	02/15	DUB	98,545
RUB	18,471,000	USD	271,632	04/15	DUB	12,928
RUB	34,969,000	USD	540,229	04/15	JPM	(1,503)
RUB	39,830,000	USD	566,595	04/15	JPM	47,019
SGD	1,375,000	USD	1,037,736	01/15	DUB	217
TRY	1,668,000	USD	708,287	02/15	JPM	(1,768)
TRY	820,000	USD	342,523	02/15	SCB	4,807
TRY	662,268	USD	284,923	05/15	DUB	(9,934)
TRY	6,857,870	USD	2,988,048	05/15	MSC	(140,509)
TRY	799,028	USD	329,768	05/15	SCB	2,006
UGX	938,510,000	USD	343,148	01/15	CIT	(5,587)
UGX	4,342,096,000	USD	1,590,511	01/15	SCB	(28,755)
USD	2,306,619	ARS	24,000,000	02/15	CIT	(355,391)
USD	3,229,098	AUD	3,677,061	01/15	GSC	233,906
USD	326,991	AUD	386,000	01/15	JPM	12,571
USD	5,056,485	AUD	5,795,265	01/15	MSC	329,490
USD	5,264,117	CAD	5,924,711	01/15	DUB	167,111
USD	622,529	CAD	707,579	01/15	GSC	13,801
USD	2,915,444	EUR	2,329,000	01/15	DUB	96,739
USD	3,026,620	EUR	2,447,860	01/15	GSC	64,515
USD	3,624,826	EUR	2,864,341	01/15	JPM	158,013
USD	4,495,515	EUR	3,648,000	01/15	SCB	80,473
USD	487,759	EUR	390,000	02/15	BNP	15,649
USD	6,727,978	EUR	5,328,705	02/15	GSC	277,387
USD	15,555,559	EUR	12,526,370	02/15	SCB	391,667
USD	1,716,590	EUR	1,378,300	03/15	CIT	47,491
USD	859,225	EUR	689,100	03/15	DUB	24,736
USD	4,243,318	EUR	3,405,725	03/15	GSC	119,054
USD	3,159,220	EUR	2,575,108	03/15	JPM	41,401
USD	2,420,251	EUR	1,983,930	04/15	GSC	17,409
USD	8,178,884	EUR	6,681,112	04/15	SCB	87,639
USD	273,523	GBP	174,748	02/15	SCB	1,266
USD	150,673	IDR	1,848,910,000	02/15	GSC	2,837
USD	465,266	IDR	5,808,846,000	02/15	SCB	(37)
USD	186,076	IDR	2,283,892,000	02/15	SCB	3,459
USD	2,660,459	JPY	284,270,000	01/15	GSC	286,860
USD	7,142,608	JPY	831,223,253	02/15	GSC	200,148
USD	1,795,532	JPY	212,526,000	03/15	GSC	20,106
USD	1,796,121	JPY	213,474,000	03/15	SCB	12,775
USD	137,857	JPY	16,401,000	04/15	SCB	804
USD	1,595,151	KES	147,711,000	03/15	JPM	(9,915)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	5,345,618	NZD	6,797,000	01/15	BNP	$55,954
USD	1,769,342	NZD	2,242,000	01/15	DUB	24,539
USD	3,016,880	NZD	3,825,930	01/15	JPM	42,384
USD	2,508,915	NZD	3,211,000	01/15	SCB	10,002
USD	1,634,418	NZD	2,122,000	02/15	BNP	(14,671)
USD	663,009	NZD	857,000	02/15	CIT	(2,998)
USD	851,733	NZD	1,093,000	02/15	JPM	2,321
USD	1,166,024	NZD	1,497,000	02/15	MSC	2,648
USD	1,117,338	NZD	1,449,000	02/15	SCB	(8,736)
USD	1,630,608	NZD	2,100,000	03/15	BNP	4,495
USD	1,238,959	RON	4,404,500	02/15	BNP	51,337
USD	1,464,456	RUB	63,915,000	01/15	BNP	431,207
USD	918,083	RUB	39,906,000	02/15	BNP	275,429
USD	900,829	RUB	39,114,000	02/15	JPM	270,929
USD	2,093,133	RUB	93,270,000	04/15	JPM	656,234
USD	1,079,702	SGD	1,375,000	01/15	SCB	41,749
USD	1,036,172	SGD	1,375,000	03/15	DUB	(654)
USD	2,207,616	THB	73,409,000	03/15	DUB	(15,813)
USD	130,375	THB	4,348,000	03/15	JPM	(1,326)
USD	496,197	THB	16,439,000	03/15	SCB	(1,804)
USD	4,737,958	TRY	11,185,000	05/15	BNP	93,698
USD	609,988	TRY	1,478,000	05/15	SCB	(3,711)
USD	1,337,919	TRY	3,163,000	05/15	SCB	24,571
USD	2,414,674	TWD	74,456,000	02/15	DUB	57,987
USD	6,700,178	TWD	205,205,000	02/15	GSC	205,402
USD	1,357,949	TWD	42,110,000	03/15	BNP	25,004
USD	121,519	TWD	3,857,000	03/15	DUB	(570)
USD	2,354,785	TWD	72,963,000	03/15	JPM	45,222
USD	384,199	UGX	1,048,864,000	01/15	SCB	6,946
USD	1,479,383	ZAR	16,958,614	01/15	CIT	15,292
USD	1,467,141	ZAR	16,820,773	01/15	JPM	14,950
USD	2,234,075	ZAR	25,311,405	03/15	DUB	70,139
UYU	36,075,000	USD	1,498,944	01/15	CIT	(25,345)
UYU	18,121,000	USD	747,250	02/15	CIT	(15,438)
UYU	18,000,000	USD	725,076	02/15	CIT	5,590
UYU	16,465,000	USD	671,017	03/15	CIT	(13,779)
UYU	14,000,000	USD	552,923	04/15	CIT	915

Total Forward Foreign Currency Contracts						$4,332,089

(m)	Purchased options outstanding as of December 31, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - GBP versus USD	$1.63	03/17/15	GSC	$4,363,000	$89,965	$197,722
Call - GBP versus USD	1.63	03/17/15	MSC	2,637,000	54,059	119,504
Call - CAD versus USD	CAD 1.11	03/30/15	HSB	3,131,532	97,464	150,401
Call - CAD versus USD	1.11	03/30/15	SCB	918,018	29,113	44,091
Call - CAD versus USD	1.13	03/30/15	CIT	2,019,469	48,167	67,412
Call - CAD versus USD	1.13	03/30/15	GSC	2,048,673	48,864	68,387
Call - AUD versus USD	$0.85	04/29/15	CIT	4,512,410	85,205	233,310
Call - AUD versus USD	0.85	04/29/15	JPM	3,473,582	65,590	179,598
Call - EUR versus USD	1.38	04/29/15	CIT	3,998,190	113,019	495,056
Call - JPY versus USD	JPY 105.00	06/22/15	CIT	2,988,000	53,815	370,901
Call - JPY versus USD	105.00	06/22/15	DUB	5,976,000	107,631	741,801
Call - JPY versus USD	105.00	06/22/15	GSC	2,933,000	53,815	364,073
Call - JPY versus USD	110.00	06/22/15	GSC	3,557,000	61,785	306,062
Call - EUR versus USD	$1.21	07/30/15	CIT	7,114,000	80,643	187,973
Call - EUR versus USD	1.30	07/30/15	CIT	5,857,000	175,417	411,325
Call - EUR versus USD	1.35	07/30/15	CIT	5,857,000	168,330	594,837
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	228,623	354,720
Call - EUR versus USD	1.38	10/29/19	GSC	5,446,000	403,167	530,756

					$1,964,672	$5,417,929

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	28	$242,382	$537,686

Put - KOSPI 200 (03/15)	240.00	03/12/15	CIT	27	43,619	48,792

					$286,001	$586,478

Total Purchased Options					$2,250,673	$6,004,407

(n)	Transactions in written options for the nine-month period December 31, 2014 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, March 31, 2014	—	10,791,867	$196,345
Call Options Written	18	46,283,882	2,085,191
Put Options Written	27	—	82,927
Call Options Expired	—	(10,791,867)	(196,345)

Outstanding, December 31, 2014	45	46,283,882	$2,168,118

(o)	Premiums received and value of written options outstanding as of December 31, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - GBP versus USD	$1.63	03/17/15	GSC	$4,363,000	$121,466	($197,722)
Call - GBP versus USD	1.63	03/17/15	MSC	2,637,000	74,079	(119,504)
Call - CAD versus USD	CAD 1.11	03/30/15	GSC	4,049,550	125,333	(194,492)
Call - CAD versus USD	1.13	03/30/15	CIT	4,068,142	86,651	(135,799)
Call - EUR versus USD	$1.38	04/29/15	CIT	3,998,190	154,898	(495,056)
Call - JPY versus USD	JPY 105.00	06/22/15	DUB	5,976,000	222,307	(741,801)
Call - JPY versus USD	105.00	06/22/15	GSC	5,921,000	221,919	(734,974)
Call - JPY versus USD	110.00	06/22/15	GSC	3,557,000	211,464	(306,062)
Call - EUR versus USD	$1.30	07/30/15	CIT	5,857,000	217,154	(411,325)
Call - EUR versus USD	1.35	07/30/15	CIT	5,857,000	294,994	(594,837)

					$1,730,265	($3,931,572)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Nikkei 235 (05/16)	16,000.00	05/13/16	GSC	18	$354,926	($345,655)

Put - KOSPI 200 (03/15)	240.00	03/12/15	DUB	27	82,927	(48,792)

					$437,853	($394,447)

Total Written Options					$2,168,118	($4,326,019)

(p)	Swap agreements outstanding as of December 31, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	1.524%	$198,000	$1,958	$10,567	($8,609)
China Government	1.000%	12/20/17	JPM	0.443%	3,100,000	(51,862)	(59,131)	7,269
Croatia Government	1.000%	03/20/18	CIT	2.073%	1,200,000	39,488	83,000	(43,512)
Thailand Government	1.000%	03/20/18	CIT	0.590%	1,930,000	(25,677)	(9,603)	(16,074)
Croatia Government	1.000%	03/20/18	HSB	2.073%	313,000	10,298	29,014	(18,716)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.295%	375,000	15,004	40,581	(25,577)
China Government	1.000%	03/20/18	JPM	0.469%	1,100,000	(18,920)	(17,333)	(1,587)
Croatia Government	1.000%	03/20/18	MSC	2.073%	2,262,000	74,419	194,313	(119,894)
Lebanon Government	5.000%	03/20/18	JPM	3.113%	689,000	(40,679)	(29,026)	(11,653)
Lebanon Government	1.000%	06/20/18	GSC	3.233%	5,166,000	373,287	715,241	(341,954)
Russia Government	1.000%	06/20/18	JPM	4.952%	1,290,000	156,104	21,470	134,634
Croatia Government	1.000%	06/20/18	MSC	2.170%	921,000	35,447	92,071	(56,624)
Croatia Government	1.000%	06/20/18	CIT	2.170%	800,000	30,790	76,719	(45,929)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bulgaria Government	1.000%	12/20/18	GSC	1.706%	$1,000,000	$26,326	$11,641	$14,685
Qatar Government	1.000%	12/20/18	JPM	0.646%	1,838,000	(25,729)	(31,386)	5,657
Lebanon Government	5.000%	12/20/18	GSC	3.423%	663,000	(39,310)	(39,103)	(207)
Qatar Government	1.000%	03/20/19	GSC	0.674%	490,000	(6,721)	(8,606)	1,885
Qatar Government	1.000%	03/20/19	JPM	0.674%	160,000	(2,195)	(3,076)	881
Qatar Government	1.000%	06/20/19	CIT	0.714%	1,210,000	(15,361)	(28,206)	12,845
Qatar Government	1.000%	06/20/19	JPM	0.714%	806,000	(10,254)	(17,605)	7,351
Poland Government	1.000%	09/20/19	CIT	0.618%	817,000	(14,586)	(15,311)	725
Poland Government	1.000%	09/20/19	DUB	0.618%	902,000	(16,109)	(17,267)	1,158
Colombia Government	1.000%	12/20/22	CIT	1.787%	3,317,938	181,614	113,762	67,852
Qatar Government	1.000%	12/20/22	GSC	1.109%	1,040,000	7,776	(11,099)	18,875
Russia Foreign	1.000%	12/20/22	GSC	4.659%	5,240,000	1,133,523	413,671	719,852
Mexico Government	1.000%	12/20/22	HSB	1.406%	3,624,000	103,651	121,152	(17,501)
South Africa Government	1.000%	12/20/22	HSB	2.288%	12,560,000	1,105,027	1,080,969	24,058
South Africa Government	1.000%	12/20/22	HSB	2.288%	10,000,000	879,798	904,847	(25,049)
Spain Government	1.000%	12/20/22	HSB	1.181%	3,830,000	48,031	711,227	(663,196)
Qatar Government	1.000%	12/20/23	GSC	1.166%	874,000	11,207	284	10,923
Qatar Government	1.000%	09/20/24	GSC	1.201%	290,000	4,833	(622)	5,455

						$3,971,178	$4,333,155	($361,977)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/17	HSB	1.274%	$22,560,000	($172,557)	($463,220)	$290,663
Turkey Government	1.000%	09/20/18	CIT	1.423%	2,980,000	(44,233)	(55,873)	11,640
Turkey Government	1.000%	09/20/18	GSC	1.423%	4,830,000	(71,693)	(91,425)	19,732
Turkey Government	1.000%	09/20/18	MSC	1.423%	5,157,031	(76,581)	(98,207)	21,626
Slovenia Government	1.000%	12/20/19	GSC	1.294%	545,000	(7,460)	(6,832)	(628)
Slovenia Government	1.000%	03/20/20	GSC	1.346%	2,455,000	(41,705)	(29,929)	(11,776)
Turkey Government	1.000%	12/20/22	GSC	2.188%	2,367,000	(192,745)	(156,301)	(36,444)

						($606,974)	($901,787)	$294,813

						$3,364,204	$3,431,368	($67,164)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 4,247,000	$1,993,897	3-Month USD-LIBOR	JPM	10.757%	04/08/16	$270,512	$—	$270,512

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 11,627,055	$6,521,063	3-Month USD-LIBOR	MSC	5.370%	04/01/20	$1,971,708	$—	$1,971,708
2,145,966	1,120,009	3-Month USD-LIBOR	JPM	7.860%	07/21/21	197,542	—	197,542
1,169,919	611,243	3-Month USD-LIBOR	HSB	7.850%	02/23/22	92,925	—	92,925

						$2,262,175	$—	$2,262,175

						$2,532,687	$—	$2,532,687

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL-CETIP	GSC	12.870%	01/04/16	BRL 53,371,074	($3,136)	$—	($3,136)
1-Day BRL-CETIP	GSC	12.873%	01/04/16	113,891,138	(7,596)	—	(7,596)
1-Day BRL-CETIP	GSC	13.350%	01/04/16	25,982,000	43,258	—	43,258
1-Day COP-IBR	MSC	4.485%	11/10/16	COP 3,638,946,354	(3,912)	—	(3,912)
1-Day COP-IBR	MSC	4.460%	11/15/16	3,654,485,915	(4,827)	—	(4,827)
1-Day COP-IBR	HSB	4.370%	11/21/16	4,392,511,149	(9,286)	—	(9,286)
1-Day COP-IBR	CIT	4.280%	11/28/16	5,524,580,000	(16,084)	—	(16,084)
1-Day COP-IBR	CIT	4.290%	12/01/16	5,524,580,000	(15,778)	—	(15,778)
1-Day COP-IBR	MSC	4.230%	12/05/16	13,957,940,000	(47,201)	—	(47,201)
1-Day COP-IBR	CIT	4.250%	12/05/16	19,736,570,000	(63,519)	—	(63,519)
1-Day COP-IBR	CIT	4.270%	12/05/16	16,767,000,000	(51,182)	—	(51,182)
1-Day BRL-CETIP	DUB	11.807%	01/02/17	BRL 32,497,276	(212,152)	—	(212,152)
1-Day BRL-CETIP	GSC	12.023%	01/02/17	19,815,847	(100,630)	—	(100,630)
1-Day BRL-CETIP	DUB	12.030%	01/02/17	1,913,040	(9,253)	—	(9,253)
1-Day BRL-CETIP	GSC	12.080%	01/02/17	22,867,890	(105,910)	—	(105,910)
1-Day BRL-CETIP	GSC	12.144%	01/02/17	19,172,346	(75,643)	—	(75,643)
1-Day BRL-CETIP	DUB	12.190%	01/02/17	9,289,725	(32,757)	—	(32,757)
1-Day BRL-CETIP	GSC	12.200%	01/02/17	23,019,183	(80,181)	—	(80,181)
1-Day BRL-CETIP	DUB	12.310%	01/02/17	19,696,239	(60,476)	—	(60,476)
1-Day BRL-CETIP	GSC	12.330%	01/02/17	9,844,355	(28,755)	—	(28,755)
1-Day BRL-CETIP	GSC	12.331%	01/02/17	22,219,652	(65,094)	—	(65,094)
6-Month PLN-WIBOR	HSB	3.430%	12/12/17	PLN 60,000,000	800,634	—	800,634
6-Month CLP-CLICP	DUB	1.000%	08/07/18	CLP 1,488,683,516	27,473	—	27,473
6-Month CLP-CLICP	DUB	0.950%	08/08/18	1,550,756,235	23,508	—	23,508
6-Month CLP-CLICP	GSC	1.170%	10/20/19	356,256,516	6,398	—	6,398
6-Month CLP-CLICP	GSC	1.210%	10/29/19	513,857,534	9,229	—	9,229
6-Month CLP-CLICP	GSC	1.210%	10/30/19	171,436,403	3,023	—	3,023
6-Month CLP-CLICP	GSC	1.210%	11/05/19	171,701,022	2,659	—	2,659
6-Month CLP-CLICP	GSC	1.210%	11/06/19	515,259,812	7,726	—	7,726
6-Month CLP-CLICP	GSC	1.220%	11/07/19	343,578,693	5,322	—	5,322
6-Month CLP-CLICP	GSC	1.230%	11/07/19	687,181,744	11,209	—	11,209
6-Month CLP-CLICP	GSC	1.260%	11/13/19	344,211,693	5,501	—	5,501
6-Month CLP-CLICP	GSC	1.290%	11/17/19	531,378,584	8,756	—	8,756
6-Month CLP-CLICP	GSC	1.170%	11/20/19	179,700,760	948	—	948
6-Month CLP-CLICP	GSC	1.110%	11/21/19	359,520,770	(59)	—	(59)
3-Month MYR KLIBOR	GSC	3.920%	11/24/19	MYR 1,410,000	(2,764)	—	(2,764)
6-Month CLP-CLICP	GSC	1.030%	11/25/19	CLP 532,790,272	(4,565)	—	(4,565)
3-Month MYR KLIBOR	SCB	3.925%	11/25/19	MYR 4,552,000	(3,730)	—	(3,730)
6-Month CLP-CLICP	GSC	1.010%	11/26/19	CLP 360,117,462	(3,857)	—	(3,857)
3-Month MYR KLIBOR	CIT	3.903%	11/27/19	MYR 11,590,000	(25,478)	—	(25,478)
3-Month MYR KLIBOR	JPM	3.903%	11/27/19	4,650,000	(10,276)	—	(10,276)
3-Month MYR KLIBOR	DUB	3.887%	11/28/19	5,078,000	(12,090)	—	(12,090)
6-Month CLP-CLICP	GSC	1.085%	12/03/19	CLP 721,884,550	(5,828)	—	(5,828)
6-Month CLP-CLICP	GSC	1.170%	12/09/19	1,749,780,082	(6,920)	—	(6,920)
6-Month CLP-CLICP	GSC	1.290%	12/15/19	347,710,025	2,032	—	2,032
1-Day INR-MIBOR	GSC	7.253%	12/18/19	INR 106,718,000	12,490	—	12,490
1-Day INR-MIBOR	DUB	7.150%	12/19/19	55,138,000	2,776	—	2,776
1-Day INR-MIBOR	GSC	7.150%	12/19/19	106,718,000	5,373	—	5,373
1-Day INR-MIBOR	GSC	7.180%	12/22/19	53,359,000	3,858	—	3,858
1-Day INR-MIBOR	DUB	7.190%	12/22/19	53,359,000	4,209	—	4,209
3-Month NZD Bank Bills	JPM	4.060%	06/04/23	NZD 810,000	(656)	—	(656)

					(83,213)	—	(83,213)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
3-Month SEK STIBOR	LCH	0.700%	09/21/16	SEK 245,297,000	$34,040	$—	$34,040
3-Month SEK STIBOR	LCH	0.760%	09/21/16	701,233,000	111,941	—	111,941
3-Month SEK STIBOR	LCH	0.765%	09/21/16	153,313,000	24,741	—	24,741
3-Month SEK STIBOR	LCH	0.770%	09/21/16	179,739,000	26,253	—	26,253
3-Month SEK STIBOR	LCH	0.810%	09/21/16	153,313,000	27,140	—	27,140
3-Month SEK STIBOR	LCH	0.889%	09/21/16	306,626,000	62,676	—	62,676
3-Month SEK STIBOR	LCH	0.890%	09/21/16	153,313,000	31,405	—	31,405
3-Month NZD Bank Bills	LCH	4.203%	10/24/17	NZD 1,000,000	8,069	4	8,065
3-Month NZD Bank Bills	LCH	4.150%	10/25/17	1,000,000	6,596	3	6,593
3-Month NZD Bank Bills	LCH	4.036%	10/30/17	2,000,000	8,514	—	8,514
3-Month NZD Bank Bills	LCH	4.035%	10/31/17	1,417,000	5,644	5	5,639
3-Month NZD Bank Bills	LCH	4.028%	11/26/17	11,610,000	42,799	—	42,799
3-Month NZD Bank Bills	LCH	4.015%	11/27/17	4,350,000	14,632	—	14,632
3-Month NZD Bank Bills	LCH	3.961%	11/28/17	8,140,000	17,598	—	17,598
6-Month PLN-WIBOR	LCH	1.970%	10/27/19	PLN 27,269,000	5,626	—	5,626
3-Month NZD Bank Bills	LCH	4.960%	04/29/24	NZD 5,271,000	284,315	—	284,315
28 Day MXN-TIIE	CME	6.290%	12/03/24	MXN 121,461,000	136,792	—	136,792
28 Day MXN-TIIE	CME	6.357%	12/04/24	27,389,000	40,134	—	40,134

					888,915	12	888,903

					$805,702	$12	$805,690

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	HSB	3.356%	12/12/17	PLN 6,880,000	($87,631)	$—	($87,631)
6-Month PLN-WIBOR	HSB	3.620%	12/12/17	13,000,000	(193,724)	—	(193,724)
6-Month CLP-CLICP	DUB	3.704%	08/07/18	CLP 1,578,105,120	(27,043)	—	(27,043)
6-Month CLP-CLICP	DUB	3.603%	08/08/18	1,610,651,000	(17,516)	—	(17,516)
6-Month CLP-CLICP	GSC	3.900%	10/20/19	358,351,000	(4,488)	—	(4,488)
6-Month CLP-CLICP	GSC	3.970%	10/29/19	551,310,000	(9,447)	—	(9,447)
6-Month CLP-CLICP	GSC	3.980%	10/30/19	173,663,000	(3,090)	—	(3,090)
6-Month CLP-CLICP	GSC	3.970%	11/05/19	523,744,000	(8,630)	—	(8,630)
6-Month CLP-CLICP	GSC	3.970%	11/06/19	173,663,000	(2,861)	—	(2,861)
6-Month CLP-CLICP	GSC	3.970%	11/07/19	347,325,000	(5,666)	—	(5,666)
6-Month CLP-CLICP	GSC	3.980%	11/07/19	694,650,000	(11,904)	—	(11,904)
6-Month CLP-CLICP	GSC	4.020%	11/13/19	347,325,000	(6,810)	—	(6,810)
6-Month CLP-CLICP	GSC	4.050%	11/17/19	537,527,000	(11,514)	—	(11,514)
6-Month CLP-CLICP	GSC	3.930%	11/20/19	181,932,000	(2,218)	—	(2,218)
6-Month CLP-CLICP	GSC	3.870%	11/21/19	363,864,000	(2,758)	—	(2,758)
6-Month CLP-CLICP	GSC	3.790%	11/25/19	551,310,000	(727)	—	(727)
3-Month CLP-CLICP	GSC	3.770%	11/26/19	358,351,000	118	—	118
6-Month CLP-CLICP	GSC	3.690%	12/03/19	744,268,000	5,151	—	5,151
6-Month CLP-CLICP	GSC	3.760%	12/09/19	1,819,774,000	3,898	—	3,898
6-Month CLP-CLICP	GSC	3.700%	12/15/19	380,313,000	2,757	—	2,757
1-Day BRL-CETIP	GSC	11.505%	01/02/23	BRL 5,406,016	74,866	—	74,866
1-Day BRL-CETIP	GSC	11.635%	01/02/23	4,673,571	45,738	—	45,738

					(263,499)	—	(263,499)

	Exchange
3-Month NOK NIBOR	LCH	1.710%	09/21/16	NOK 197,820,000	(49,713)	—	(49,713)
3-Month NOK NIBOR	LCH	1.715%	09/21/16	224,656,000	(56,859)	—	(56,859)
3-Month NOK NIBOR	LCH	1.775%	09/21/16	227,000,000	(62,331)	—	(62,331)
3-Month NOK NIBOR	LCH	1.810%	09/21/16	141,875,000	(40,736)	—	(40,736)
3-Month NOK NIBOR	LCH	1.816%	09/21/16	283,750,000	(82,107)	—	(82,107)
3-Month NOK NIBOR	LCH	1.820%	09/21/16	283,750,000	(82,488)	—	(82,488)
3-Month NOK NIBOR	LCH	1.835%	09/21/16	141,875,000	(42,006)	—	(42,006)
3-Month NOK NIBOR	LCH	1.840%	09/21/16	141,875,000	(42,261)	—	(42,261)
6-Month HUF BUBOR	LCH	4.566%	11/14/18	HUF 288,000,000	(91,517)	—	(91,517)
6-Month HUF BUBOR	LCH	3.690%	05/15/19	728,734,000	(165,429)	—	(165,429)
3-Month NOK NIBOR	LCH	1.880%	09/21/19	NOK 141,875,000	(44,293)	—	(44,293)
6-Month JPY LIBOR	LCH	0.753%	06/12/24	JPY 266,080,000	(56,679)	—	(56,679)

					(816,419)	—	(816,419)

					($1,079,918)	$—	($1,079,918)

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sri Lanka Government Bonds	3-Month USD-LIBOR + 100 bps	CIT	06/17/15	LKR 68,840,000	$19,588	($1,970)	$21,558

				Number of Contracts
Negative Return on WIG20 Index	Positive Return on WIG20 Index	JPM	03/20/15	120	(1,573,315)	(1,560,542)	(12,773)

					($1,553,727)	($1,562,512)	$8,785

Total Swap Agreements					$4,068,948	$1,868,868	$2,200,080

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF GLOBAL ABSOLUTE RETURN FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(q)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$3,465,214	$—	$3,465,214	$—
	Closed-End Mutual Fund	1,131,416	—	1,131,416	—
	Corporate Bonds & Notes	2,067,134	—	2,067,134	—
	Senior Loan Notes	270,710	—	270,710	—
	Mortgage-Backed Securities	2,723,102	—	2,723,102	—
	Foreign Government Bonds & Notes	121,365,141	—	120,300,312	1,064,829
	Short-Term Investments	39,919,335	14,179,094	25,740,241	—
	Derivatives:
	Credit Contracts
	Swaps	4,238,581	—	4,238,581	—
	Equity Contracts
	Futures	59,709	59,709	—	—
	Purchased Options	586,478	—	586,478	—

	Total Equity Contracts	646,187	59,709	586,478	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,626,565	—	6,626,565	—
	Purchased Options	5,417,929	—	5,417,929	—
	Swaps	2,532,687	—	2,532,687	—

	Total Foreign Currency Contracts	14,577,181	—	14,577,181	—

	Interest Rate Contracts
	Futures	22,967	22,967	—	—
	Swaps	2,027,413	—	2,027,413	—

	Total Interest Rate Contracts	2,050,380	22,967	2,027,413	—

	Total Assets - Derivatives	21,512,329	82,676	21,429,653	—

	Total Assets	192,454,381	14,261,770	177,127,782	1,064,829

Liabilities	Unfunded Loan Commitment	(6,086)	—	(6,086)	—
	Securities Sold Short:
	Foreign Government Bonds & Notes	(1,431,487)	—	(1,431,487)	—
	Derivatives:
	Credit Contracts
	Swaps	(874,377)	—	(874,377)	—
	Equity Contracts
	Futures	(48,969)	(48,969)	—	—
	Written Options	(394,447)	—	(394,447)	—
	Swaps	(1,573,315)	—	(1,573,315)	—

	Total Equity Contracts	(2,016,731)	(48,969)	(1,967,762)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,294,476)	—	(2,294,476)	—
	Written Options	(3,931,572)	—	(3,931,572)	—

	Total Foreign Currency Contracts	(6,226,048)	—	(6,226,048)	—

	Interest Rate Contracts
	Futures	(497,473)	(497,473)	—	—
	Forward Bonds	(40,370)	—	(40,370)	—
	Swaps	(2,282,041)	—	(2,282,041)	—

	Total Interest Rate Contracts	(2,819,884)	(497,473)	(2,322,411)	—

	Total Liabilities - Derivatives	(11,937,040)	(546,442)	(11,390,598)	—

	Total Liabilities	(13,374,613)	(546,442)	(12,828,171)	—

	Total	$179,079,768	$13,715,328	$164,299,611	$1,064,829

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2014, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreements	($561,901)	$—	($561,901)	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF PRECIOUS METALS FUND (1)

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.3%

Australia - 3.9%

Newcrest Mining Ltd *	110,190	$981,203
Regis Resources Ltd *	440,745	695,453

		1,676,656

Bermuda - 0.3%

Continental Gold Ltd *	70,150	111,704

Canada - 64.9%

Agnico Eagle Mines Ltd	114,089	2,839,714
Alamos Gold Inc	167,583	1,197,228
Aureus Mining Inc *	646,000	185,026
AuRico Gold Inc	75,000	248,537
B2Gold Corp *	617,000	1,009,038
Barrick Gold Corp	63,643	684,162
Centerra Gold Inc	130,938	680,724
Detour Gold Corp *	85,451	697,994
Eldorado Gold Corp	475,601	2,898,309
First Quantum Minerals Ltd	2,489	35,370
Franco-Nevada Corp	49,753	2,449,965
Goldcorp Inc	220,404	4,081,882
Kinross Gold Corp *	605,932	1,700,240
MAG Silver Corp *	74,430	609,893
New Gold Inc *	150,557	645,355
OceanaGold Corp *	50,000	86,934
Osisko Gold Royalties Ltd	48,476	683,454
Platinum Group Metals Ltd *	634,000	302,297
Primero Mining Corp *	66,521	255,938
Rio Alto Mining Ltd *	180,710	438,632
SEMAFO Inc *	270,249	693,185
Silver Wheaton Corp	80,754	1,641,729
Tahoe Resources Inc *	126,859	1,763,447
Torex Gold Resources Inc *	835,392	884,431
Yamana Gold Inc	305,524	1,233,351

		27,946,835

Peru - 0.4%

Cia de Minas Buenaventura SA ADR	16,754	160,168

South Africa - 0.6%

AngloGold Ashanti Ltd ADR *	16,457	143,176
Impala Platinum Holdings Ltd *	20,972	137,387

		280,563

United Kingdom - 13.9%

Fresnillo PLC	148,285	1,759,668
Hochschild Mining PLC *	62,124	85,006
Randgold Resources Ltd ADR	61,292	4,131,694

		5,976,368

United States - 8.3%

Newmont Mining Corp	32,921	622,207
Royal Gold Inc	46,917	2,941,696

		3,563,903

Total Common Stocks (Cost $47,498,742)		39,716,197

	Shares	Value
SHORT-TERM INVESTMENT - 7.1%

Money Market Fund - 7.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,038,532	$3,038,532

Total Short-Term Investment (Cost $3,038,532)		3,038,532

TOTAL INVESTMENTS - 99.4% (Cost $50,537,274)		42,754,729

OTHER ASSETS & LIABILITIES, NET - 0.6%		267,544

NET ASSETS - 100.0%		$43,022,273

Notes to Schedule of Investments

(a)	As of December 31, 2014, the fund was diversified by precious metals sector as a percentage of net assets as follows:

Gold	77.6%
Silver	9.5%
Precious Metals & Minerals	4.4%
Others (each less than 3.0%)	0.8%

92.3%
Short-Term Investment	7.1%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) is based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the fund, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

PF PRECIOUS METALS FUND (1)

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2014:

		Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$1,676,656	$—	$1,676,656	$—
	Bermuda	111,704	111,704	—	—
	Canada	27,946,835	27,761,809	185,026	—
	Peru	160,168	160,168	—	—
	South Africa	280,563	280,563	—	—
	United Kingdom	5,976,368	4,131,694	1,844,674	—
	United States	3,563,903	3,563,903	—	—

		39,716,197	36,009,841	3,706,356	—
	Short-Term Investment	3,038,532	3,038,532	—	—

	Total	$42,754,729	$39,048,373	$3,706,356	$—

See Supplemental Notes to Schedules of Investments	See explanation of reference, symbols and terms, if any, on page 119

PACIFIC FUNDS (1)

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2014 (Unaudited)

(1) See Note 1 in Supplemental Notes to Schedule of Investments regarding fund name change which occurred on December 31, 2014.

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2014. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of December 31, 2014.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡

Investments were fully or partially segregated with the broker(s)/ custodian as collateral for reverse repurchase agreements, futures contracts, forward foreign currency contracts, options contracts, and/or swap agreements, if any, as of December 31, 2014.

+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedules of Investments).
l	Total shares owned by the fund as of December 31, 2014 were less than one share.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Groep NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Bank
SSB	State Street Bank
SGN	Societe Generale
UBS	UBS
WBC	Westpac Banking Group

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JOD	Jordanian Dinar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstani Tenge
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust

Note:

The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) is based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the fund, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS

December 31, 2014 (Unaudited)

1. ORGANIZATION

Pacific Life Funds (which may be referred to as “Pacific Funds” or the “Trust”) is comprised of thirty-three funds (each a “Fund”, and collectively the “Funds”). Effective December 31, 2014, the name of each Fund changed as noted in the table below. In addition, effective January 22, 2015, the Trust changed its name to Pacific Funds Series Trust.

Current Name	Former Name
Pacific FundsSM Portfolio Optimization Conservative	PL Portfolio Optimization Conservative Fund
Pacific FundsSM Portfolio Optimization Moderate-Conservative	PL Portfolio Optimization Moderate-Conservative Fund
Pacific FundsSM Portfolio Optimization Moderate	PL Portfolio Optimization Moderate Fund
Pacific FundsSM Portfolio Optimization Growth	PL Portfolio Optimization Moderate-Aggressive Fund
Pacific FundsSM Portfolio Optimization Aggressive-Growth	PL Portfolio Optimization Aggressive Fund
Pacific FundsSM Diversified Alternatives	PL Diversified Alternatives Fund
Pacific FundsSM Short Duration Income	PL Short Duration Income Fund
Pacific FundsSM Core Income	PL Income Fund
Pacific FundsSM Strategic Income	PL Strategic Income Fund
Pacific FundsSM Floating Rate Income	PL Floating Rate Income Fund
Pacific FundsSM Limited Duration High Income	PL Limited Duration High Income Fund
Pacific FundsSM High Income	PL High Income Fund
PF Floating Rate Loan Fund	PL Floating Rate Loan Fund
PF Inflation Managed Fund	PL Inflation Managed Fund
PF Managed Bond Fund	PL Managed Bond Fund
PF Short Duration Bond Fund	PL Short Duration Bond Fund
PF Emerging Markets Debt Fund	PL Emerging Markets Debt Fund
PF Comstock Fund	PL Comstock Fund
PF Growth Fund	PL Growth Fund
PF Large-Cap Growth Fund	PL Large-Cap Growth Fund
PF Large-Cap Value Fund	PL Large-Cap Value Fund
PF Main Street® Core Fund	PL Main Street® Core Fund
PF Mid-Cap Equity Fund	PL Mid-Cap Equity Fund
PF Mid-Cap Growth Fund	PL Mid-Cap Growth Fund
PF Small-Cap Growth Fund	PL Small-Cap Growth Fund
PF Small-Cap Value Fund	PL Small-Cap Value Fund
PF Real Estate Fund	PL Real Estate Fund
PF Emerging Markets Fund	PL Emerging Markets Fund
PF International Large-Cap Fund	PL International Large-Cap Fund
PF International Value Fund	PL International Value Fund
PF Currency Strategies Fund	PL Currency Strategies Fund
PF Global Absolute Return Fund	PL Global Absolute Return Fund
PF Precious Metals Fund	PL Precious Metals Fund

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Pacific Funds Portfolio Optimization Funds

The investments of each Pacific Funds Portfolio Optimization Fund consist of Class P shares of the applicable PF Underlying Funds they hold, which are valued at their respective NAVs at the time of computation.

Pacific Funds Diversified Alternatives

The investments of the Pacific Funds Diversified Alternatives consist of Class P shares of the Pacific Funds Floating Rate Income and the applicable PF Underlying Funds it holds, which are valued at their respective NAVs at the time of computation.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the official closing price or last reported sale price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no official closing price or last reported sales price are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued industry pricing models broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC, or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 2C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each Fund’s investments as of December 31, 2014 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps - Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect portfolio performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a portfolio may lose value, regardless of the individual results of the securities and other instruments in which each Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a portfolio in unforeseen ways, such as causing a Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Funds Portfolio Optimization Funds are exposed to the same risks as the PF Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the PF Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Funds Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Funds Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds (See Note 5).

The Pacific Funds Diversified Alternatives is exposed to the same risks as the PF Underlying Funds and Pacific Funds Floating Rate Income in direct proportion to the allocation of assets among those funds. Allocations among the PF Underlying Funds and Pacific Funds Floating Rate Income are determined using an asset allocation process, which seeks to provide performance that has a low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods. The allocations of the Pacific Funds Diversified

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or the PF Underlying Funds and Pacific Funds Floating Rate Income may cause them to underperform other mutual funds with a similar investment objective. The Pacific Funds Diversified Alternatives may invest a significant portion of its assets in any one or several PF Underlying Funds and Pacific Funds Floating Rate Income (See Note 5).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a portfolio’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield or “junk” securities may be more volatile than higher rated securities. High yield securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. It is possible that there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The Federal Reserve’s termination or tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. The negative impact on debt investments from resulting rate increases for that and other reasons could be swift and significant, including declining market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2014, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the fund manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2014 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS WITH AFFILIATES

As of December 31, 2014, each of the Pacific Funds Portfolio Optimization Funds and the Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds and in the Pacific Funds Floating Rate Income

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

(for the Pacific Funds Diversified Alternatives only). A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended December, 2014 is as follows:

					Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2014
Fund/Underlying Fund	Beginning Value as of April 1, 2014	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds			Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
PF Floating Rate Loan	$28,543,030	$2,669,752	$958,924	$3,793,407	$2,796	($1,010,867)	$27,370,228	2,827,503
PF Inflation Managed	40,774,922	3,894,297	892,030	12,952,741	(1,893,588)	1,533,292	32,248,212	3,710,956
PF Managed Bond	150,635,060	12,072,180	2,361,532	19,589,149	2,616,910	978,633	149,075,166	13,777,742
PF Short Duration Bond	65,138,502	1,877,171	749,640	7,888,092	(17,020)	(547,136)	59,313,065	5,961,112
PF Emerging Markets Debt	26,376,381	7,428,202	1,076,155	3,944,046	(84,928)	(2,564,371)	28,287,393	3,185,517
PF Comstock	20,375,831	361,812	318,536	7,160,533	3,658,164	(2,712,669)	14,841,141	867,396
PF Growth	4,599,951	2,327,215	44,846	845,153	62,975	432,144	6,621,978	355,066
PF Large-Cap Growth	10,634,553	126,874	—	2,774,895	971,646	(38,502)	8,919,676	862,638
PF Large-Cap Value	24,012,664	355,688	486,167	4,817,555	3,437,555	(1,819,155)	21,655,364	1,310,857
PF Main Street Core	8,086,162	106,826	43,405	4,435,749	2,230,871	(1,747,744)	4,283,771	305,329
PF Mid-Cap Equity	8,535,989	196,686	16,799	2,542,314	1,366,163	(1,324,547)	6,248,776	545,745
PF Mid-Cap Growth	4,950,986	—	3,987	866,416	194,452	103,672	4,386,681	524,096
PF International Large-Cap	11,283,090	6,300,355	199,138	3,608,254	721,649	(1,467,266)	13,428,712	768,233
PF International Value	6,876,810	2,728,934	329,673	946,147	52,133	(1,033,140)	8,008,263	880,997
PF Currency Strategies	11,470,557	2,229,994	270,801	1,690,305	(35,951)	679,194	12,924,290	1,301,540
PF Global Absolute Return	25,024,799	744,581	1,108,725	5,553,044	(27,388)	222,738	21,520,411	2,214,034
PF Precious Metals	3,254,088	2,313,028	—	563,435	(419,320)	(380,872)	4,203,489	879,391
	$450,573,375	$45,733,595	$8,860,358	$83,971,235	$12,837,119	($10,696,596)	$423,336,616
Pacific Funds Portfolio Optimization Moderate-Conservative
PF Floating Rate Loan	$34,464,021	$1,815,236	$1,203,693	$1,816,865	($46,568)	($1,218,261)	$34,401,256	3,553,849
PF Inflation Managed	42,474,816	4,458,493	1,122,719	6,744,194	(1,156,147)	502,296	40,657,983	4,678,709
PF Managed Bond	117,716,374	24,402,618	2,234,067	6,138,648	2,437,072	502,010	141,153,493	13,045,609
PF Short Duration Bond	59,644,245	2,437,118	735,101	4,008,245	(17,235)	(551,369)	58,239,615	5,853,228
PF Emerging Markets Debt	24,888,885	4,826,383	1,021,402	1,352,911	(77,641)	(2,388,704)	26,917,414	3,031,240
PF Comstock	35,779,162	583,562	626,749	9,475,633	5,217,405	(3,508,272)	29,222,973	1,707,947
PF Growth	11,681,696	3,933,035	109,840	702,209	120,427	1,087,683	16,230,472	870,267
PF Large-Cap Growth	21,227,796	247,878	—	3,217,576	2,056,485	(6,566)	20,308,017	1,964,025
PF Large-Cap Value	46,967,490	729,314	1,005,992	7,087,567	5,390,162	(2,162,864)	44,842,527	2,714,439
PF Main Street Core	30,375,809	424,657	302,139	3,687,745	4,775,517	(2,349,195)	29,841,182	2,126,955
PF Mid-Cap Equity	12,488,118	5,224,229	46,462	669,936	2,026,921	(1,820,587)	17,295,207	1,510,498
PF Mid-Cap Growth	7,317,129	192,490	5,473	1,880,542	125,944	265,315	6,025,809	719,929
PF Small-Cap Growth	7,708,132	—	—	1,546,816	1,022,022	(1,074,509)	6,108,829	442,028
PF Small-Cap Value	5,856,536	1,810,224	81,402	270,582	(5,032)	(1,449,035)	6,023,513	602,351
PF Emerging Markets	10,334,687	1,042,264	146,410	541,165	287,351	(786,185)	10,483,362	763,537
PF International Large-Cap	23,126,609	2,137,899	328,416	3,955,067	2,331,432	(1,790,360)	22,178,929	1,268,817
PF International Value	16,712,529	897,862	556,035	2,880,178	383,406	(2,132,175)	13,537,479	1,489,272
PF Currency Strategies	14,608,220	8,562,405	495,015	940,518	(43,226)	960,696	23,642,592	2,380,926
PF Global Absolute Return	31,927,755	1,235,661	1,518,750	5,402,849	(47,321)	268,656	29,500,652	3,035,047
PF Precious Metals	10,411,233	1,141,293	—	9,481,301	(3,865,275)	4,200,330	2,406,280	503,406
	$565,711,242	$66,102,621	$11,539,665	$71,800,547	$20,915,699	($13,451,096)	$579,017,584
Pacific Funds Portfolio Optimization Moderate
PF Floating Rate Loan	$60,152,863	$7,004,556	$2,262,970	$2,338,597	($71,605)	($2,338,536)	$64,671,651	6,680,956
PF Inflation Managed	73,375,793	3,861,587	1,140,170	37,390,504	(3,607,854)	3,978,811	41,358,003	4,759,264
PF Managed Bond	221,932,405	42,458,272	4,194,499	9,056,569	4,555,627	1,029,456	265,113,690	24,502,190
PF Short Duration Bond	90,643,911	17,394,063	1,319,281	3,662,337	(18,063)	(1,067,362)	104,609,493	10,513,517
PF Emerging Markets Debt	59,512,117	23,802,462	2,879,227	2,724,700	(182,730)	(7,259,742)	76,026,634	8,561,558
PF Comstock	127,436,455	1,232,344	2,478,805	21,788,659	14,889,958	(8,613,871)	115,635,032	6,758,330
PF Growth	43,505,083	8,424,290	369,347	1,831,168	432,963	3,702,406	54,602,921	2,927,771
PF Large-Cap Growth	67,576,645	2,025,668	—	2,454,428	7,069,538	319,566	74,536,989	7,208,606
PF Large-Cap Value	156,336,657	1,083,531	3,400,388	20,018,778	17,017,201	(6,171,821)	151,647,178	9,179,611
PF Main Street Core	100,178,462	595,098	1,022,594	8,886,832	15,006,919	(6,869,240)	101,047,001	7,202,210
PF Mid-Cap Equity	64,045,760	2,806,921	175,454	2,239,324	7,637,907	(6,996,262)	65,430,456	5,714,450
PF Mid-Cap Growth	36,488,229	1,664,317	31,273	6,022,459	181,537	2,102,302	34,445,199	4,115,317
PF Small-Cap Growth	18,542,720	7,668,555	—	777,701	3,180,749	(2,239,412)	26,374,911	1,908,460
PF Small-Cap Value	53,908,924	1,563,502	701,581	6,788,606	15,595,062	(13,039,937)	51,940,526	5,194,053
PF Real Estate	30,326,737	912,078	324,767	17,446,095	3,639,127	(699,782)	17,056,832	1,054,192
PF Emerging Markets	60,927,866	3,097,997	824,835	3,069,653	1,676,755	(4,263,854)	59,193,946	4,311,285
PF International Large-Cap	96,425,278	28,210,860	1,619,411	10,572,269	725,128	(6,895,407)	109,513,001	6,265,046
PF International Value	67,830,686	11,303,783	2,503,027	12,841,839	993,772	(8,729,652)	61,059,777	6,717,247
PF Currency Strategies	56,028,832	25,531,605	1,758,496	2,724,700	(189,972)	3,625,845	84,030,106	8,462,246
PF Global Absolute Return	75,451,004	2,628,824	3,458,157	14,924,362	(170,421)	762,727	67,205,929	6,914,190
PF Precious Metals	29,920,389	3,269,008	—	19,095,029	(8,952,798)	8,798,981	13,940,551	2,916,433
	$1,590,546,816	$196,539,321	$30,464,282	$206,654,609	$79,408,800	($50,864,784)	$1,639,439,826

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

					Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2014
Fund/Underlying Fund	Beginning Value as of April 1, 2014	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds			Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Growth
PF Inflation Managed	$29,080,686	$1,485,406	$442,129	$15,198,420	($856,609)	$1,049,722	$16,002,914	1,841,532
PF Managed Bond	81,963,576	7,957,039	1,446,426	1,957,742	1,589,772	420,895	91,419,966	8,449,165
PF Short Duration Bond	13,859,207	8,796,804	281,362	394,116	(665)	(253,494)	22,289,098	2,240,110
PF Emerging Markets Debt	19,561,822	2,848,066	788,514	489,435	(34,707)	(1,866,517)	20,807,743	2,343,214
PF Comstock	96,793,197	947,630	1,827,924	19,005,566	11,705,462	(6,998,461)	85,270,186	4,983,646
PF Growth	29,775,712	14,573,213	319,061	883,552	359,954	3,023,706	47,168,094	2,529,120
PF Large-Cap Growth	55,513,637	8,481,976	—	1,343,108	6,512,131	220,149	69,384,785	6,710,327
PF Large-Cap Value	118,883,548	1,161,200	2,344,143	25,687,432	14,881,620	(7,043,010)	104,540,069	6,328,091
PF Main Street Core	91,206,723	396,272	937,358	7,327,431	13,832,604	(6,422,781)	92,622,745	6,601,764
PF Mid-Cap Equity	65,828,519	24,028,933	239,814	1,752,165	10,368,063	(9,325,520)	89,387,644	7,806,781
PF Mid-Cap Growth	30,497,324	1,169,104	26,947	3,976,013	1,129,750	833,436	29,680,548	3,546,063
PF Small-Cap Growth	20,923,750	14,457,701	—	638,834	4,363,324	(2,720,274)	36,385,667	2,632,827
PF Small-Cap Value	63,459,665	1,849,812	853,807	6,060,798	18,407,004	(15,300,214)	63,209,276	6,320,928
PF Real Estate	31,125,430	712,958	458,306	11,940,010	2,556,096	1,157,593	24,070,373	1,487,662
PF Emerging Markets	61,141,922	3,791,944	856,257	1,615,788	1,614,634	(4,414,816)	61,374,153	4,470,077
PF International Large-Cap	82,766,866	21,913,904	1,439,918	3,272,254	(46,353)	(5,474,961)	97,327,120	5,567,913
PF International Value	65,543,418	9,101,060	2,600,842	5,770,122	(811,853)	(7,278,918)	63,384,427	6,972,984
PF Currency Strategies	37,488,997	18,026,322	1,212,240	1,128,269	(70,987)	2,397,893	57,926,196	5,833,454
PF Global Absolute Return	50,726,886	2,088,318	2,386,388	9,199,345	(70,459)	444,607	46,376,395	4,771,234
PF Precious Metals	29,497,205	5,343,806	—	19,179,823	(9,772,390)	8,830,780	14,719,578	3,079,410
	$1,075,638,090	$149,131,468	$18,461,436	$136,820,223	$75,656,391	($48,720,185)	$1,133,346,977
Pacific Funds Portfolio Optimization Aggressive Growth
PF Managed Bond	$7,502,689	$2,694,158	$160,764	$390,762	$177,300	$19,236	$10,163,385	939,315
PF Emerging Markets Debt	—	4,935,001	172,029	70,165	(2,726)	(505,346)	4,528,793	509,999
PF Comstock	28,218,083	537,160	530,895	5,873,262	3,640,005	(2,277,637)	24,775,244	1,447,998
PF Growth	11,725,315	1,225,286	91,188	605,145	104,404	942,753	13,483,801	722,992
PF Large-Cap Growth	17,663,593	1,804,111	—	907,717	1,876,458	168,965	20,605,410	1,992,786
PF Large-Cap Value	34,093,324	529,068	678,437	7,294,278	4,332,702	(2,076,230)	30,263,023	1,831,902
PF Main Street Core	27,670,854	1,073,217	303,925	1,361,575	3,957,574	(1,605,229)	30,038,766	2,141,038
PF Mid-Cap Equity	20,497,114	7,806,475	73,951	1,135,688	3,180,622	(2,867,382)	27,555,092	2,406,558
PF Mid-Cap Growth	11,514,373	155,815	10,850	529,501	541,448	259,973	11,952,958	1,428,071
PF Small-Cap Growth	12,743,130	1,440,773	—	569,588	1,693,706	(1,436,058)	13,871,963	1,003,760
PF Small-Cap Value	24,482,429	1,524,209	328,015	3,237,547	7,097,502	(5,905,209)	24,289,399	2,428,940
PF Real Estate	12,226,245	364,108	200,310	3,848,369	854,889	725,579	10,522,762	650,356
PF Emerging Markets	20,755,394	2,138,834	293,135	1,271,562	551,370	(1,493,410)	20,973,761	1,527,586
PF International Large-Cap	26,957,722	3,923,427	419,692	1,362,766	(23,122)	(1,563,767)	28,351,186	1,621,921
PF International Value	19,625,384	3,257,858	826,369	984,220	(30,551)	(2,581,920)	20,112,920	2,212,642
PF Currency Strategies	10,936,568	5,350,415	348,225	685,317	(30,622)	724,457	16,643,726	1,676,105
PF Global Absolute Return	14,730,829	1,103,829	692,159	3,188,413	(11,591)	127,693	13,454,506	1,384,208
PF Precious Metals	11,228,703	3,440,914	—	6,319,962	(3,552,456)	2,787,959	7,585,158	1,586,853
	$312,571,749	$43,304,658	$5,129,944	$39,635,837	$24,356,912	($16,555,573)	$329,171,853
Pacific Funds Diversified Alternatives
PF Inflation Managed	$100,246	$187,972	$7,629	$11,411	($239)	($9,927)	$274,270	31,562
Pacific Funds Floating Rate Income	249,066	474,292	14,587	24,974	1,130	(25,025)	689,076	68,497
PF Emerging Markets Debt	249,595	471,819	24,892	28,702	(1,433)	(65,684)	650,487	73,253
PF Real Estate	160,966	198,356	5,769	95,168	5,173	25,851	300,947	18,600
PF Emerging Markets	145,367	395,129	6,794	22,156	11,300	(54,305)	482,129	35,115
PF Currency Strategies	459,503	903,089	28,505	49,947	(675)	18,070	1,358,545	136,812
PF Global Absolute Return	495,091	965,035	74,988	52,483	(579)	(29,217)	1,452,835	149,469
PF Precious Metals	111,484	168,151	—	96,989	(1,037)	(21,456)	160,153	33,505
	$1,971,318	$3,763,843	$163,164	$381,830	$13,640	($161,693)	$5,368,442

(1)	Purchased cost excludes distributions received and reinvested, if any.
(2)	Distributions received include net investment income distributions from the PF Underlying Funds, if any.
(3)	Net realized gain (loss) includes capital gains distributions from the PF Underlying Funds, if any.

As of December 31, 2014, Pacific Life owned 35.95%, 54.61% and 38.04% of the total shares outstanding (aggregate of all share classes) of the Pacific Funds High Income Fund, Pacific Funds Limited Duration High Income Fund and Pacific Funds Diversified Alternatives, respectively.

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of December 31, 2014, the PF Global Absolute Return Fund had unfunded loan commitments of $114,028 (see details in the Notes to Schedule of Investments).

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of December 31, 2014, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Pacific Funds Portfolio Optimization Conservative	$408,067,668	$24,792,961	($9,524,013)	$15,268,948
Pacific Funds Portfolio Optimization Moderate-Conservative	534,359,225	54,066,601	(9,408,242)	44,658,359
Pacific Funds Portfolio Optimization Moderate	1,454,005,302	202,922,770	(17,488,246)	185,434,524
Pacific Funds Portfolio Optimization Growth	975,585,945	164,006,596	(6,245,564)	157,761,032
Pacific Funds Portfolio Optimization Aggressive-Growth	275,013,083	56,305,812	(2,147,042)	54,158,770
Pacific Funds Diversified Alternatives	5,548,031	38,896	(218,485)	(179,589)
PF Floating Rate Loan	110,019,551	62,633	(2,717,203)	(2,654,570)
PF Inflation Managed	183,868,527	1,721,646	(12,362,477)	(10,640,831)
PF Managed Bond	785,540,930	10,609,836	(7,521,706)	3,088,130
PF Short Duration Bond	243,819,189	1,017,495	(1,448,448)	(430,953)
Pacific Funds Short Duration Income	147,041,329	592,548	(1,665,227)	(1,072,679)
Pacific Funds Core Income	539,749,944	8,278,545	(8,471,792)	(193,247)
Pacific Funds Strategic Income	156,632,774	1,065,558	(7,106,494)	(6,040,936)
Pacific Funds Floating Rate Income	902,908,713	639,476	(33,805,126)	(33,165,650)
Pacific Funds Limited Duration High Income	38,974,830	90,378	(1,791,267)	(1,700,889)
Pacific Funds High Income	26,062,279	194,403	(1,419,078)	(1,224,675)
PF Emerging Markets Debt	164,457,361	1,369,951	(13,621,817)	(12,251,866)
PF Comstock	180,089,989	91,322,250	(2,313,454)	89,008,796
PF Growth	109,528,775	30,040,929	(1,234,380)	28,806,549
PF Large-Cap Growth	158,310,504	38,192,861	(2,346,231)	35,846,630
PF Large-Cap Value	211,070,011	144,360,620	(2,777,309)	141,583,311
PF Main Street Core	193,512,474	67,427,683	(3,116,160)	64,311,523
PF Mid-Cap Equity	184,720,477	23,288,893	(2,015,732)	21,273,161
PF Mid-Cap Growth	77,150,395	13,451,557	(4,055,961)	9,395,596
PF Small-Cap Growth	73,724,709	10,503,446	(1,379,192)	9,124,254
PF Small-Cap Value	138,304,878	14,863,454	(7,667,538)	7,195,916
PF Real Estate	28,919,023	22,891,887	(39,738)	22,852,149
PF Emerging Markets	137,758,653	29,064,505	(11,824,029)	17,240,476
PF International Large-Cap	217,435,847	62,337,709	(9,382,786)	52,954,923
PF International Value	159,433,468	14,179,205	(8,195,711)	5,983,494
PF Currency Strategies	197,101,510	3,640	(3,970,465)	(3,966,825)
PF Global Absolute Return	182,300,870	6,616,489	(11,970,900)	(5,354,411)
PF Precious Metals	54,398,938	1,132,284	(12,776,493)	(11,644,209)

(1)	The difference between the total cost of investments on tax basis and total investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals, investments in passive foreign investment companies and investments in partnerships.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust
By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	March 2, 2015

/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	March 2, 2015